UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report

June 30, 2010 (Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

GuideStone® Funds

Well Done…good and faithful servant. MATTHEW 25:21

GuideStone Funds

Privacy Notice

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed below: individual retirement accounts ( “IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates as permitted by law. An affiliate of an organization means any entity that controls, is controlled by or is under common control with that organization. GuideStone Funds, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), GuideStone Capital Management (“GSCM”), GuideStone Trust Services (“GSTS”), GuideStone Financial Services (“GFS”) and GuideStone Advisors (“GA”) are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSTS, GFS, GA and BNY Mellon Distributors Inc. do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer relations specialist at

1-888-98-GUIDE (1-888-984-8433).

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by BNY Mellon Distributors Inc., 760 Moore Rd., King of Prussia, PA 19406.

LETTER FROM THE PRESIDENT

Dear Shareholders:

We are pleased to present you with the GuideStone Funds semi-annual report for the period ended June 30, 2010.

The financial markets have continued to experience volatility amid diminished stimulus funding and increased reliance on the private sector to promote and sustain economic growth. During these challenging and uncertain times, we remain committed to delivering competitive performance for our investors. All of the GuideStone Funds posted positive year-to-date returns with the exception of two equity funds.

Recent changes impacting GuideStone Funds include:

•

Money Market Fund Reform: In January 2010, the U.S. Securities and Exchange Commission adopted amendments to tighten certain requirements for money market funds in an effort to improve how these funds adapt to economic stresses. The new regulations also mandate more frequent and detailed disclosures to allow investors to better assess the risk profile of a money market fund. Beginning this October, we will disclose the portfolio holdings of the GuideStone Funds Money Market Fund on our website each month.

•

Acquisition of Fund Accountant and Administrator, Transfer Agent and Distributor: On July 1, 2010, The Bank of New York Mellon Corporation completed the purchase of PNC Global Investment Servicing Inc. and its subsidiaries. As a result, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. now provide services to GuideStone Funds as BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively.

We appreciate your ongoing confidence and invite you to contact us at 1-888-98-GUIDE (1-888-984-8433) or visit our website at www.GuideStoneFunds.org. Thank you for choosing to invest in GuideStone Funds, and we look forward to continuing to serve you.

Sincerely,

John R. Jones, CFA

FROM THE CHIEF INVESTMENT OFFICER

Following a strong rebound from the depths of the financial crisis almost one year ago, risk assets were quick to retreat at the first sign of alarm as global equity markets gave way to a steady stream of negative headlines during the 2nd quarter. While economic growth remains positive, investors are finding it more and more difficult to clearly identify future economic drivers in the wake of global governmental fiscal and monetary stimulus reductions. The prospects for strong growth in world trade are being dampened by China’s efforts to slow its growth rate and the Eurozone’s sovereign debt crisis which may have significant implications for the future growth of many European countries. In the U.S., economic growth appears to be moderating as the consumer, the largest segment of the economy, remains burdened under the weight of debt and the lack of job growth.
Rodric E. Cummins, CFA

As has been written here before, the real test as to the sustainability of economic growth will hinge on the successful transition from a stimulus-driven rebound to a self-sustaining expansion driven by the natural function of the financial system to facilitate capital creation and foster economic growth. It is a transition that is now underway and one that promises to be filled with optimism and fear, and most certainly fueling a continued volatile market environment.

All major global equity markets declined during the quarter. U.S. stocks, as represented by the S&P 500® Index, posted a return of -11.43% during the period, but still managing to post a very respectable 12-month return of 14.43%. International developed stock markets, as measured by the MSCI EAFE Index, returned -13.97% for the quarter. Bolstered by strong performance of U.S. Treasury securities, bonds posted solid gains during the 2nd quarter as the Barclays U.S. Aggregate Bond Index returned 3.49%.

(1)	The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.
(2)

The Russell 2000® Index is a small-cap index consisting of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® Index total market capitalization.

(3)	The MSCI ACWI (All Country World Index) Ex-U.S. Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the United States.
(4)	The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

About Your Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees, as well as other Fund expenses. This example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

ACTUAL

Fund	Class	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$990.95	0.20%	$0.99
MyDestination 2015	GS4	1,000.00	973.87	0.15	0.73
MyDestination 2025	GS4	1,000.00	958.13	0.20	0.97
MyDestination 2035	GS4	1,000.00	937.50	0.20	0.96
MyDestination 2045	GS4	1,000.00	929.54	0.20	0.96

Conservative Allocation	GS4	1,000.00	1,001.75	0.12	0.60

Balanced Allocation	GS4	1,000.00	982.95	0.12	0.59

Growth Allocation	GS4	1,000.00	948.69	0.12	0.58

Aggressive Allocation	GS4	1,000.00	914.67	0.12	0.57

Conservative Allocation I	GS2	1,000.00	1,002.21	0.15	0.74

Balanced Allocation I	GS2	1,000.00	984.44	0.13	0.64

Growth Allocation I	GS2	1,000.00	949.62	0.14	0.68

Aggressive Allocation I	GS2	1,000.00	915.31	0.15	0.71

Money Market	GS2	1,000.00	1,000.56	0.18	0.89
	GS4	1,000.00	1,000.06	0.28	1.40

Low-Duration Bond	GS2	1,000.00	1,030.00	0.36	1.81
	GS4	1,000.00	1,029.20	0.52	2.62

Medium-Duration Bond	GS2	1,000.00	1,064.00	0.48	2.46
	GS4	1,000.00	1,063.70	0.58	2.97

ACTUAL

Fund	Class	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Extended-Duration Bond	GS2	$1,000.00	$1,080.73	0.52%	$2.68
	GS4	1,000.00	1,079.74	0.69	3.56

Inflation Protected Bond	GS4	1,000.00	1,042.74	0.66	0.09

Global Bond	GS4	1,000.00	1,034.79	0.78	3.94

Equity Index	GS2	1,000.00	932.41	0.22	1.04
	GS4	1,000.00	931.41	0.37	1.77

Real Estate Securities	GS4	1,000.00	1,045.46	1.19	6.02

Value Equity	GS2	1,000.00	930.29	0.67	3.23
	GS4	1,000.00	928.98	0.85	4.07

Growth Equity	GS2	1,000.00	918.19	0.88	4.19
	GS4	1,000.00	917.62	0.97	4.61

Small Cap Equity	GS2	1,000.00	984.20	1.00	4.93
	GS4	1,000.00	983.29	1.15	5.66

International Equity	GS2	1,000.00	880.70	0.94	4.38
	GS4	1,000.00	879.42	1.12	5.22

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
MyDestination 2005	GS4	$1,000.00	$1,023.80	0.20%	$1.00
MyDestination 2015	GS4	1,000.00	1,024.05	0.15	0.75
MyDestination 2025	GS4	1,000.00	1,023.80	0.20	1.00
MyDestination 2035	GS4	1,000.00	1,023.95	0.20	1.00
MyDestination 2045	GS4	1,000.00	1,024.28	0.20	1.00
Conservative Allocation	GS4	1,000.00	1,024.20	0.12	0.60

Balanced Allocation	GS4	1,000.00	1,024.20	0.12	0.60

Growth Allocation	GS4	1,000.00	1,024.20	0.12	0.60

Aggressive Allocation	GS4	1,000.00	1,024.20	0.12	0.60

Conservative Allocation I	GS2	1,000.00	1,024.05	0.15	0.75

Balanced Allocation I	GS2	1,000.00	1,024.15	0.13	0.65

Growth Allocation I	GS2	1,000.00	1,024.10	0.14	0.70

Aggressive Allocation I	GS2	1,000.00	1,024.05	0.15	0.75

Money Market	GS2	1,000.00	1,023.90	0.18	0.90
	GS4	1,000.00	1,023.86	0.28	1.42

Low-Duration Bond	GS2	1,000.00	1,023.06	0.36	1.81
	GS4	1,000.00	1,022.22	0.52	2.61

Medium-Duration Bond	GS2	1,000.00	1,022.41	0.48	2.41
	GS4	1,000.00	1,021.92	0.58	2.91

Extended-Duration Bond	GS2	1,000.00	1,022.22	0.52	2.61
	GS4	1,000.00	1,021.37	0.69	3.46

Inflation Protected Bond	GS4	1,000.00	1,021.50	0.66	0.09

Global Bond	GS4	1,000.00	1,020.92	0.78	3.91

Equity Index	GS2	1,000.00	1,023.72	0.22	1.08
	GS4	1,000.00	1,022.96	0.37	1.86

About Your Expenses (Unaudited) (Continued)

HYPOTHETICAL (assuming a 5% return before expenses)

Fund	Class	Beginning Account Value 01/01/2010	Ending Account Value 06/30/2010	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Real Estate Securities	GS4	$1,000.00	$1,018.91	1.19%	$5.94

Value Equity	GS2	1,000.00	1,021.45	0.67	3.38
	GS4	1,000.00	1,020.58	0.85	4.26

Growth Equity	GS2	1,000.00	1,020.43	0.88	4.41
	GS4	1,000.00	1,019.98	0.97	4.86

Small Cap Equity	GS2	1,000.00	1,019.83	1.00	5.02
	GS4	1,000.00	1,019.09	1.15	5.76

International Equity	GS2	1,000.00	1,020.13	0.94	4.71
	GS4	1,000.00	1,019.24	1.12	5.61

(1)	Expenses include the effect of contractual waivers by GuideStone Capital Management. The Date Target Funds’ and Asset Allocation Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.
(2)	Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2010, through June 30, 2010, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MYDESTINATION 2005 FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.3%
GuideStone Money Market Fund (GS4 Class)¥	782,307	$782,307
GuideStone Low-Duration Bond Fund (GS4 Class)¥	981,780	13,038,040
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	805,926	11,266,850
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	19,411	314,258
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	869,602	9,217,785
GuideStone Global Bond Fund (GS4 Class)¥	82,580	777,902
GuideStone Equity Index Fund (GS4 Class)¥	100,332	1,342,439
GuideStone Real Estate Securities Fund (GS4 Class)¥	277,328	1,935,751
GuideStone Value Equity Fund (GS4 Class)¥	605,647	6,970,998
GuideStone Growth Equity Fund (GS4 Class)¥	487,155	7,097,844
GuideStone Small Cap Equity Fund (GS4 Class)¥	169,524	1,895,277
GuideStone International Equity Fund (GS4 Class)¥	677,395	7,410,704

Total Mutual Funds (Cost $63,900,649)		62,050,155

TOTAL INVESTMENTS — 100.3% (Cost $63,900,649)		62,050,155
Liabilities in Excess of Other Assets — (0.3)%		(210,743)

NET ASSETS — 100.0%		$61,839,412

_____________ Please see abbreviation and footnote definitions on page 127. PORTFOLIO SUMMARY (based on net assets)
		%
Bond Funds		55.9
Domestic Equity Funds		31.1
International Equity Fund		12.0
Money Market Fund		1.3

		100.3

VALUATION HIERARCHY The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Mutual Funds	$62,050,155	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$62,050,155	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2015 FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	2,714,728	$2,714,728
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,217,500	16,168,405
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,896,647	26,515,131
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	626,107	10,136,674
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,228,245	23,619,399
GuideStone Global Bond Fund (GS4 Class)¥	1,166,467	10,988,117
GuideStone Equity Index Fund (GS4 Class)¥	471,444	6,307,926
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,864,051	13,011,075
GuideStone Value Equity Fund (GS4 Class)¥	3,026,847	34,839,006
GuideStone Growth Equity Fund (GS4 Class)¥	2,415,298	35,190,886
GuideStone Small Cap Equity Fund (GS4 Class)¥	893,783	9,992,489
GuideStone International Equity Fund (GS4 Class)¥	3,387,710	37,061,542

Total Mutual Funds (Cost $254,923,572)		226,545,378

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill 0.20%, 11/18/10‡‡	$245,000	244,833
U.S. Treasury Note 2.38%, 03/31/16	1,615,000	1,639,099

Total U.S. Treasury Obligations (Cost $1,858,597)		1,883,932

TOTAL INVESTMENTS — 100.3% (Cost $256,782,169)		228,429,310

Liabilities in Excess of Other Assets — (0.3)%		(666,628)

NET ASSETS — 100.0%		$227,762,682

Please see abbreviation and footnote definitions on page 127. PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		43.6
Bond Funds		38.4
International Equity Fund		16.3
Futures Contracts		1.2
Money Market Fund		1.2
U.S. Treasury Obligations		0.8

		101.5

VALUATION HIERARCHY The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(105,929)
Mutual Funds	226,545,378	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,883,932	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$228,429,310	$(105,929)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2025 FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.5%
GuideStone Money Market Fund (GS4 Class)¥	1,841,404	$1,841,404
GuideStone Low-Duration Bond Fund (GS4 Class)¥	57,794	767,508
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,002,355	14,012,918
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	834,876	13,516,645
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	72,417	767,615
GuideStone Global Bond Fund (GS4 Class)¥	1,396,296	13,153,105
GuideStone Equity Index Fund (GS4 Class)¥	434,104	5,808,318
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,687,072	11,775,763
GuideStone Value Equity Fund (GS4 Class)¥	2,904,801	33,434,265
GuideStone Growth Equity Fund (GS4 Class)¥	2,293,837	33,421,205
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,027,459	11,486,992
GuideStone International Equity Fund (GS4 Class)¥	3,362,039	36,780,709

Total Mutual Funds (Cost $202,682,538)		176,766,447

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill 0.20%, 11/18/10‡‡	$255,000	254,826
U.S. Treasury Note 4.25%, 11/15/17	530,000	595,380

Total U.S. Treasury Obligations (Cost $849,253)		850,206

TOTAL INVESTMENTS — 100.0% (Cost $203,531,791)		177,616,653

Other Assets in Excess of Liabilities — 0.0%		31,750

NET ASSETS — 100.0%		$177,648,403

Please see abbreviation and footnote definitions on page 127. PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		54.0
Bond Funds		23.8
International Equity Fund		20.7
Futures Contracts		1.2
Money Market Fund		1.0
U.S. Treasury Obligations		0.5

		101.2

VALUATION HIERARCHY The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(90,396)
Mutual Funds	176,766,447	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	850,206	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$177,616,653	$(90,396)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2035 FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.6%
GuideStone Money Market Fund (GS4 Class)¥	1,433,268	$1,433,268
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	130,438	1,823,526
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	115,654	1,872,434
GuideStone Global Bond Fund (GS4 Class)¥	379,675	3,576,536
GuideStone Equity Index Fund (GS4 Class)¥	220,489	2,950,137
GuideStone Real Estate Securities Fund (GS4 Class)¥	774,420	5,405,449
GuideStone Value Equity Fund (GS4 Class)¥	1,503,515	17,305,458
GuideStone Growth Equity Fund (GS4 Class)¥	1,178,847	17,175,799
GuideStone Small Cap Equity Fund (GS4 Class)¥	606,712	6,783,037
GuideStone International Equity Fund (GS4 Class)¥	1,784,829	19,526,026

Total Mutual Funds (Cost $88,700,701)		77,851,670

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill 0.20%, 11/18/10‡‡	$170,000	169,884
U.S. Treasury Note 4.25%, 11/15/17	115,000	129,186

Total U.S. Treasury Obligations (Cost $298,853)		299,070

TOTAL INVESTMENTS — 100.0% (Cost $88,999,554)		78,150,740

Other Assets in Excess of Liabilities — 0.0%		15,611

NET ASSETS — 100.0%		$78,166,351

Please see abbreviation and footnote definitions on page 127. PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		63.5
International Equity Fund		25.0
Bond Funds		9.3
Futures Contracts		2.0
Money Market Fund		1.8
U.S. Treasury Obligations		0.4

		102.0

VALUATION HIERARCHY The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(66,752)
Mutual Funds	77,851,670	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	299,070	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$78,150,740	$(66,752)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MYDESTINATION 2045 FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.3%
GuideStone Money Market Fund (GS4 Class)¥	1,551,240	$1,551,240
GuideStone Equity Index Fund (GS4 Class)¥	183,245	2,451,815
GuideStone Real Estate Securities Fund (GS4 Class)¥	701,284	4,894,964
GuideStone Value Equity Fund (GS4 Class)¥	1,016,942	11,705,006
GuideStone Growth Equity Fund (GS4 Class)¥	803,078	11,700,846
GuideStone Small Cap Equity Fund (GS4 Class)¥	438,412	4,901,446
GuideStone International Equity Fund (GS4 Class)¥	1,230,370	13,460,247

Total Mutual Funds (Cost $53,433,763)		50,665,564

	Par
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.15%, 11/18/10‡‡	$5,000	4,997
0.20%, 11/18/10‡‡	155,000	154,894

Total U.S. Treasury Obligations (Cost $159,876)		159,891

TOTAL INVESTMENTS — 100.6% (Cost $53,593,639)		50,825,455

Liabilities in Excess of Other Assets — (0.6)%		(294,788)

NET ASSETS — 100.0%		$50,530,667

Please see abbreviation and footnote definitions on page 127. PORTFOLIO SUMMARY (based on net assets)
		%
Domestic Equity Funds		70.6
International Equity Fund		26.6
Money Market Fund		3.1
Futures Contracts		2.6
U.S. Treasury Obligations		0.3

		103.2

VALUATION HIERARCHY The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(49,666)
Mutual Funds	50,665,564	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	159,891	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$50,825,455	$(49,666)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2010 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Assets
Investments in securities of affiliated issuers, at value	$62,050,155	$226,545,378	$176,766,447	$77,851,670	$50,665,564
Investments in securities of unaffiliated issuers, at value	—	1,883,932	850,206	299,070	159,891

Total investments (1)	62,050,155	228,429,310	177,616,653	78,150,740	50,825,455
Receivables:
Dividends	8	18	17	12	12
Interest	—	9,641	2,877	624	—
Investment securities sold	160,000	600,000	1,226,478	134,841	—
Fund shares sold	2,480	12,529	28,316	22,762	25,297
Prepaid expenses and other assets	29,050	29,948	30,933	30,046	28,920

Total Assets	62,241,693	229,081,446	178,905,274	78,339,025	50,879,684

Liabilities
Payables:
Investment securities purchased	160,000	732,483	1,137,328	129,609	289,403
Fund shares redeemed	217,129	519,196	56,110	—	23,878
Variation margin	—	23,991	17,835	13,237	11,497
Accrued expenses:
Investment advisory fees	2,714	19,378	20,708	4,796	667
Distribution (12b-1) fees	11	1	2	4	9
Other expenses	22,427	23,715	24,888	25,028	23,563

Total Liabilities	402,281	1,318,764	1,256,871	172,674	349,017

Net Assets	$61,839,412	$227,762,682	$177,648,403	$78,166,351	$50,530,667

Net Assets Consist of:
Paid-in capital	$71,989,788	$266,532,081	$209,246,541	$91,365,257	$54,668,415
Undistributed net investment income	606,427	3,214,425	1,924,767	397,335	178,216
Accumulated net realized loss on investments and futures transactions	(8,906,309)	(13,525,036)	(7,517,371)	(2,680,675)	(1,498,114)
Net unrealized appreciation (depreciation) on investments and futures	(1,850,494)	(28,458,788)	(26,005,534)	(10,915,566)	(2,817,850)

Net Assets	$61,839,412	$227,762,682	$177,648,403	$78,166,351	$50,530,667

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$61,839,412	$227,762,682	$177,648,403	$78,166,351	$50,530,667

GS4 shares outstanding	7,059,749	27,762,610	23,540,678	11,094,184	7,367,758

Net asset value, offering and redemption price per GS4 share	$8.76	$8.20	$7.55	$7.05	$6.86

(1) Investments in securities of affiliated issuers, at cost	$63,900,649	$254,923,572	$202,682,538	$88,700,701	$53,433,763
Investments in securities of unaffiliated issuers, at cost	—	1,858,597	849,253	298,853	159,876

Total investments at cost	$63,900,649	$256,782,169	$203,531,791	$88,999,554	$53,593,639

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2010 (Unaudited)

	MyDestination 2005 Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund
Investment Income
Income dividends received from affiliated funds	$569,473	$1,985,945	$1,486,066	$469,360	$227,268
Interest	(310)	19,156	10,337	1,838	55

Total Investment Income	569,163	2,005,101	1,496,403	471,198	227,323

Expenses
Investment advisory fees	32,403	115,810	91,128	40,489	25,382
Transfer agent fees:
GS4	9,014	9,499	9,763	9,369	9,289
Custodian fees	4,559	5,959	7,430	7,276	5,365
Accounting and administration fees	3,968	8,396	6,940	4,190	3,242
Professional fees	20,274	20,274	20,274	20,274	20,274
Blue sky fees:
GS4	1,705	2,196	1,821	1,700	1,729
Shareholder reporting fees:
GS4	1,674	2,767	3,406	2,371	2,033
Trustee expenses	224	652	449	183	96
Line of credit facility fees	378	1,062	715	282	143
Other expenses	5,176	5,175	5,175	5,174	5,174

Total Expenses	79,375	171,790	147,101	91,308	72,727
Expenses waived/reimbursed net of amount recaptured(1)	(14,569)	—	32,477	(12,144)	(23,620)

Net Expenses	64,806	171,790	179,578	79,164	49,107

Net Investment Income	504,357	1,833,311	1,316,825	392,034	178,216

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	59,947	140,997	34,866	4,138	—
Net realized gain (loss) on investment securities of affiliated issuers	(1,591,831)	(1,621,933)	(1,152,396)	(1,293,941)	179,740
Net realized gain on investment securities of unaffiliated issuers	70,376	181,366	43,816	6,640	—
Net realized loss on futures transactions	—	(73,623)	(21,564)	(5,351)	(85,360)

Net realized gain (loss)	(1,461,508)	(1,373,193)	(1,095,278)	(1,288,514)	94,380

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	325,744	(6,814,758)	(8,394,893)	(4,532,558)	(4,171,843)
Change in unrealized appreciation on investment securities of unaffiliated issuers	—	56,492	1,031	3,099	12
Change in unrealized depreciation on futures	—	(133,607)	(108,365)	(80,612)	(55,172)

Net change in unrealized appreciation (depreciation)	325,744	(6,891,873)	(8,502,227)	(4,610,071)	(4,227,003)

Net Realized and Unrealized Gain (Loss)	(1,135,764)	(8,265,066)	(9,597,505)	(5,898,585)	(4,132,623)

Net Decrease in Net Assets Resulting from Operations	$(631,407)	$(6,431,755)	$(8,280,680)	$(5,506,551)	$(3,954,407)

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MyDestination 2005 Fund
	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09
Operations:
Net investment income	$504,357	$1,309,987
Net realized gain (loss) on investment securities and futures transactions	(1,461,508)	(5,992,388)
Net change in unrealized appreciation (depreciation) on investment securities and futures	325,744	15,916,131

Net increase (decrease) in net assets resulting from operations	(631,407)	11,233,730

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)
GS4 shares	—	(1,558,574)
GS6 shares	—	(5,830)
Distributions from net realized capital gains
GS4 shares	—	—
GS6 shares	—	—

Total dividends and distributions	—	(1,564,404)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	8,455,419	17,780,517
GS6 shares	—	355,124
Proceeds from exchange of GS6 shares for GS4 shares(2)
GS4 shares	—	1,382,278
GS6 shares	—	(1,382,278)
Reinvestment of dividends and distributions
GS4 shares	—	1,558,574
GS6 shares	—	5,830

Total proceeds from shares sold and reinvested	8,455,419	19,700,045

Value of shares redeemed
GS4 shares	(12,814,706)	(14,217,632)
GS6 shares	—	(133,418)

Total value of shares redeemed	(12,814,706)	(14,351,050)

Net increase (decrease) from capital share transactions(3)	(4,359,287)	5,348,995

Total increase (decrease) in net assets	(4,990,694)	15,018,321

Net Assets:
Beginning of Period	66,830,106	51,811,785

End of Period*	$61,839,412	$66,830,106

* Including undistributed net investment income	$606,427	$102,070

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 1 in Notes to Financial Statements.
(3)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2015 Fund		MyDestination 2025 Fund		MyDestination 2035 Fund		MyDestination 2045 Fund
For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09
$1,833,311	$3,890,672	$1,316,825	$2,638,898	$392,034	$835,373	$178,216	$371,193
(1,373,193)	(7,653,972)	(1,095,278)	(5,439,659)	(1,288,514)	(627,218)	94,380	(609,798)
(6,891,873)	45,802,599	(8,502,227)	38,700,374	(4,610,071)	16,099,543	(4,227,003)	10,106,218

(6,431,755)	42,039,299	(8,280,680)	35,899,613	(5,506,551)	16,307,698	(3,954,407)	9,867,613

—	(4,379,876)	—	(2,861,067)	—	(1,036,881)	—	(496,078)
—	(32,689)	—	(23,117)	—	(6,754)	—	(3,261)
—	—	—	—	—	(118,981)	—	(188,497)
—	—	—	—	—	(5,779)	—	(221)

—	(4,412,565)	—	(2,884,184)	—	(1,168,395)	—	(688,057)

26,621,324	45,112,706	22,680,342	43,639,781	13,622,448	23,054,369	12,284,145	18,858,620
—	1,621,277	—	1,038,155	—	842,870	—	357,765
—	2,917,331	—	3,159,998	—	2,109,355	—	1,269,575
—	(2,917,331)	—	(3,159,998)	—	(2,109,355)	—	(1,269,575)
—	4,379,876	(34)	2,861,067	—	1,155,862	—	684,575
—	32,689	—	23,117	—	12,533	—	3,482

26,621,324	51,146,548	22,680,308	47,562,120	13,622,448	25,065,634	12,284,145	19,904,442

(11,691,340)	(16,856,207)	(6,314,255)	(9,916,293)	(5,368,935)	(3,639,614)	(1,958,158)	(3,831,202)
—	(44,365)	—	(9,820)	—	(7,283)	—	(21,937)

(11,691,340)	(16,900,572)	(6,314,255)	(9,926,113)	(5,368,935)	(3,646,897)	(1,958,158)	(3,853,139)

14,929,984	34,245,976	16,366,053	37,636,007	8,253,513	21,418,737	10,325,987	16,051,303

8,498,229	71,872,710	8,085,373	70,651,436	2,746,962	36,558,040	6,371,580	25,230,859

219,264,453	147,391,743	169,563,030	98,911,594	75,419,389	38,861,349	44,159,087	18,928,228

$227,762,682	$219,264,453	$177,648,403	$169,563,030	$78,166,351	$75,419,389	$50,530,667	$44,159,087

$3,214,425	$1,381,114	$1,924,767	$607,942	$397,335	$5,301	$178,216	$—

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(3)	Expenses, Gross(3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
MyDestination 2005 Fund*

GS4 Class
2010(6)	$8.84	$0.07	#	$0.01		$(0.16)	$—	$—	$8.76	(0.91)%	$61,839	0.20%	0.24%	1.56%	10%
2009	7.44	0.18	#	0.04		1.40	(0.22)	—	8.84	21.84	66,830	0.20	0.26	2.31	57
2008	10.35	0.30	#	0.08		(2.75)	(0.31)	(0.23)	7.44	(22.78)	50,678	0.20	0.29	3.25	40
2007	10.00	0.33	#	0.62		(0.31)	(0.28)	(0.01)	10.35	6.42	57,667	0.20	0.43	3.16	21

MyDestination 2015 Fund*

GS4 Class
2010(6)	$8.42	$0.07	#	$0.01		$(0.30)	$—	$—	$8.20	(2.61)%	$227,763	0.15%	0.15%	1.60%	10%
2009	6.83	0.17	#	0.02		1.58	(0.18)	—	8.42	26.27	219,264	0.16	0.16	2.25	25
2008	10.33	0.26	#	0.09		(3.39)	(0.19)	(0.27)	6.83	(29.31)	146,140	0.20	0.18	2.87	22
2007	10.00	0.29	#	0.83		(0.50)	(0.28)	(0.01)	10.33	6.12	169,953	0.20	0.24	2.74	7

MyDestination 2025 Fund*

GS4 Class
2010(6)	$7.88	$0.06	#	$—	†	$(0.39)	$—	$—	$7.55	(4.19)%	$177,648	0.20%	0.16%	1.47%	8%
2009	6.18	0.14	#	0.01		1.69	(0.14)	—	7.88	30.12	169,563	0.20	0.19	2.11	13
2008	10.24	0.21	#	0.09		(3.89)	(0.15)	(0.32)	6.18	(35.00)	96,826	0.20	0.21	2.47	10
2007	10.00	0.25	#	1.13		(0.85)	(0.28)	(0.01)	10.24	5.29	105,102	0.20	0.30	2.37	5

MyDestination 2035 Fund*

GS4 Class
2010(6)	$7.52	$0.04	#	$—	†	$(0.51)	$—	$—	$7.05	(6.25)%	$78,166	0.20%	0.23%	0.99%	7%
2009	5.85	0.10	#	—	†	1.70	(0.11)	(0.02)	7.52	30.99	75,419	0.20	0.28	1.57	4
2008	10.24	0.17	#	0.09		(4.25)	(0.10)	(0.30)	5.85	(38.86)	37,637	0.20	0.40	2.02	5
2007	10.00	0.19	#	1.31		(0.98)	(0.28)	— †	10.24	5.20	35,117	0.20	0.64	1.83	2

MyDestination 2045 Fund*

GS4 Class
2010(6)	$7.38	$0.03	#	$—		$(0.55)	$—	$—	$6.86	(7.05)%	$50,531	0.20%	0.30%	0.73%	1%
2009	5.75	0.08	#	—	†	1.67	(0.09)	(0.03)	7.38	30.71	44,159	0.20	0.41	1.23	7
2008	10.12	0.16	#	0.10		(4.34)	(0.06)	(0.23)	5.75	(40.29)	17,998	0.20	0.79	1.97	5
2007	10.00	0.17	#	1.37		(1.09)	(0.28)	(0.05)	10.12	4.46	11,659	0.19	1.48	1.60	9

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
*	Inception date was December 29, 2006.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds. (3) Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2010. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.0%
GuideStone Money Market Fund (GS4 Class)¥	555,620	$555,620
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,648,141	167,967,314
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,912,813	41,475,818
GuideStone Equity Index Fund (GS4 Class)¥	325,385	4,353,655
GuideStone Value Equity Fund (GS4 Class)¥	1,559,492	17,949,753
GuideStone Growth Equity Fund (GS4 Class)¥	1,284,659	18,717,482
GuideStone Small Cap Equity Fund (GS4 Class)¥	426,335	4,766,421
GuideStone International Equity Fund (GS4 Class)¥	1,833,134	20,054,490

Total Mutual Funds (Cost $271,344,264)		275,840,553

	Par
U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bill 0.20%, 11/18/10‡‡	$215,000	214,853
U.S. Treasury Note 4.50%, 04/30/12	8,400,000	9,009,328

Total U.S. Treasury Obligations (Cost $9,222,077)		9,224,181

TOTAL INVESTMENTS — 101.3% (Cost $280,566,341)		285,064,734
Liabilities in Excess of Other Assets — (1.3)%		(3,629,619)

NET ASSETS — 100.0%		$281,435,115

Please see abbreviation and footnote definitions on page 127. PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	74.4
Domestic Equity Funds	16.3
International Equity Fund	7.1
U.S. Treasury Obligations	3.3
Futures Contracts	0.5
Money Market Fund	0.2

101.8

VALUATION HIERARCHY The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(50,509)
Mutual Funds	275,840,553	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	9,224,181	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$285,064,734	$(50,509)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Money Market Fund (GS4 Class)¥	10,075,635	$10,075,635
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,338,255	163,852,024
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	16,869,971	235,842,192
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,736,345	92,871,420
GuideStone Global Bond Fund (GS4 Class)¥	5,884,753	55,434,371
GuideStone Equity Index Fund (GS4 Class)¥	2,442,471	32,680,256
GuideStone Value Equity Fund (GS4 Class)¥	12,602,397	145,053,591
GuideStone Growth Equity Fund (GS4 Class)¥	9,969,499	145,255,599
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,299,782	36,891,559
GuideStone International Equity Fund (GS4 Class)¥	14,020,295	153,382,033

Total Mutual Funds (Cost $1,133,939,976)		1,071,338,680

	Par
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bill 0.20%, 11/18/10‡‡	$1,385,000	1,384,057
U.S. Treasury Note 4.13%, 05/15/15	10,625,000	11,804,545

Total U.S. Treasury Obligations (Cost $13,181,029)		13,188,602

TOTAL INVESTMENTS — 100.0% (Cost $1,147,121,005)		1,084,527,282
Other Assets in Excess of Liabilities — 0.0%		21,649

NET ASSETS — 100.0%		$1,084,548,931

Please see abbreviation and footnote definitions on page 127.
PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	50.5
Domestic Equity Funds	33.2
International Equity Fund	14.2
U.S. Treasury Obligations	1.2
Futures Contracts	1.1
Money Market Fund	0.9

101.1

VALUATION HIERARCHY The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(517,229)
Mutual Funds	1,071,338,680	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	13,188,602	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,084,527,282	$(517,229)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.4%
GuideStone Money Market Fund (GS4 Class)¥	10,720,777	$10,720,777
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,516,930	59,984,828
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	6,121,780	85,582,485
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	2,068,893	33,495,375
GuideStone Global Bond Fund (GS4 Class)¥	2,150,377	20,256,555
GuideStone Equity Index Fund (GS4 Class)¥	2,654,877	35,522,253
GuideStone Value Equity Fund (GS4 Class)¥	13,858,030	159,505,926
GuideStone Growth Equity Fund (GS4 Class)¥	10,943,095	159,440,896
GuideStone Small Cap Equity Fund (GS4 Class)¥	3,611,177	40,372,955
GuideStone International Equity Fund (GS4 Class)¥	15,192,752	166,208,711

Total Mutual Funds (Cost $871,325,986)		771,090,761

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.20%, 11/18/10‡‡	$1,385,000	1,384,057
0.22%, 11/18/10‡‡	90,000	89,938

		1,473,995

U.S. Treasury Note
4.13%, 05/15/15	3,600,000	3,999,658

Total U.S. Treasury Obligations (Cost $5,470,983)		5,473,653

TOTAL INVESTMENTS — 100.1% (Cost $876,796,969)		776,564,414
Liabilities in Excess of Other Assets — (0.1)%		(408,345)

NET ASSETS — 100.0%		$776,156,069

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.9
Bond Funds	25.7
International Equity Fund	21.4
Futures Contracts	1.5
Money Market Fund	1.4
U.S. Treasury Obligations	0.7

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(523,521)
Mutual Funds	771,090,761	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	5,473,653	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$776,564,414	$(523,521)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	11,235,276	$11,235,276
GuideStone Equity Index Fund (GS4 Class)¥	3,047,303	40,772,909
GuideStone Value Equity Fund (GS4 Class)¥	15,714,031	180,868,502
GuideStone Growth Equity Fund (GS4 Class)¥	12,401,124	180,684,371
GuideStone Small Cap Equity Fund (GS4 Class)¥	4,206,349	47,026,978
GuideStone International Equity Fund (GS4 Class)¥	17,723,377	193,893,741

Total Mutual Funds (Cost $797,701,473)		654,481,777

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.20%, 11/18/10‡‡	$1,445,000	1,444,016
0.25%, 11/18/10‡‡	25,000	24,983

Total U.S. Treasury Obligations (Cost $1,468,852)		1,468,999

TOTAL INVESTMENTS — 100.1% (Cost $799,170,325)		655,950,776
Liabilities in Excess of Other Assets — (0.1)%		(354,927)

NET ASSETS — 100.0%		$655,595,849

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.5
International Equity Fund	29.7
Futures Contracts	1.9
Money Market Fund	1.7
U.S. Treasury Obligations	0.2

102.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(567,329)
Mutual Funds	654,481,777	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,468,999	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$655,950,776	$(567,329)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statement.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2010 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of affiliated issuers, at value	$275,840,553	$1,071,338,680	$771,090,761	$654,481,777
Investments in securities of unaffiliated issuers, at value	9,224,181	13,188,602	5,473,653	1,468,999

Total investments (1)	285,064,734	1,084,527,282	776,564,414	655,950,776
Receivables:
Dividends	9	92	91	96
Interest	63,685	55,976	18,966	—
Investment securities sold	5,308,146	12,396,325	4,436,084	2,592
Fund shares sold	231,952	303,796	25,675	68,862
Prepaid expenses and other assets	17,367	24,773	20,227	18,647

Total Assets	290,685,893	1,097,308,244	781,065,457	656,040,973

Liabilities
Payables:
Investment securities purchased	9,070,929	11,853,082	4,516,103	—
Fund shares redeemed	117,965	641,503	167,058	220,894
Variation margin	8,354	97,875	102,659	104,400
Accrued expenses:
Investment advisory fees	15,980	86,887	60,581	50,700
Distribution (12b-1) fees	83	86	71	112
Other expenses	37,467	79,880	62,916	69,018

Total Liabilities	9,250,778	12,759,313	4,909,388	445,124

Net Assets	$281,435,115	$1,084,548,931	$776,156,069	$655,595,849

Net Assets Consist of:
Paid-in-capital	$274,738,271	$1,138,942,579	$870,076,909	$793,525,532
Undistributed net investment income	2,402,925	14,627,636	9,072,034	2,401,310
Accumulated net realized gain (loss) on investments and futures transactions	(153,965)	(5,910,332)	(2,236,798)	3,455,885
Net unrealized appreciation (depreciation) on investments and futures	4,447,884	(63,110,952)	(100,756,076)	(143,786,878)

Net Assets	$281,435,115	$1,084,548,931	$776,156,069	$655,595,849

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS4 Class	$281,435,115	$1,084,548,931	$776,156,069	$655,595,849

GS4 shares outstanding	24,668,744	99,014,413	73,635,168	68,714,523

Net asset value, offering and redemption price per GS4 share	$11.41	$10.95	$10.54	$9.54

___________ (1) Investments in securities of affiliated issuers, at cost	$271,344,264	$1,133,939,976	$871,325,986	$797,701,473
Investments in securities of unaffiliated issuers, at cost	9,222,077	13,181,029	5,470,983	1,468,852

Total investments at cost	$280,566,341	$1,147,121,005	$876,796,969	$799,170,325

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2010 (Unaudited)

	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income
Income dividends received from affiliated funds	$2,554,555	$11,042,091	$5,704,960	$2,827,748
Interest	19,520	151,919	52,151	751

Total Investment Income	2,574,075	11,194,010	5,757,111	2,828,499

Expenses
Investment advisory fees	143,528	571,645	423,251	368,718
Transfer agent fees:
GS4 shares	12,511	23,429	18,377	17,454
Custodian fees	4,977	11,678	9,202	7,987
Accounting and administration fees	10,642	33,551	25,437	22,444
Professional fees	20,694	20,694	20,694	20,694
Blue sky fees:
GS4 shares	6,416	4,444	7,072	6,402
Shareholder reporting fees:
GS4 shares	9,524	25,859	19,799	18,632
Trustee expenses	1,102	3,913	2,824	2,333
Line of credit facility fees	1,892	6,550	4,681	3,814
Other expenses	5,576	6,675	6,318	6,074

Total Expenses	216,862	708,438	537,655	474,552
Expenses waived/reimbursed(1)	(45,712)	(31,536)	(39,034)	(42,801)

Net Expenses	171,150	676,902	498,621	431,751

Net Investment Income	2,402,925	10,517,108	5,258,490	2,396,748

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	137,921	605,489	220,331	—
Net realized gain (loss) on investment securities of affiliated issuers	827,739	(18,877)	1,686,932	2,412,750
Net realized gain on investment securities of unaffiliated issuers	108,945	607,783	209,383	—
Net realized loss on futures transactions	(32,675)	(143,701)	(95,794)	(234,300)

Net realized gain	1,041,930	1,050,694	2,020,852	2,178,450

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(2,831,822)	(29,719,037)	2,477	(64,947,305)
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	17,554	7,034	(48,975,363)	96
Change in unrealized depreciation on futures	(70,638)	(586,729)	(645,956)	(759,458)

Net change in unrealized appreciation (depreciation)	(2,884,906)	(30,298,732)	(49,618,842)	(65,706,667)

Net Realized and Unrealized Loss	(1,842,976)	(29,248,038)	(47,597,990)	(63,528,217)

Net Increase (Decrease) in Net Assets Resulting from Operations	$559,949	$(18,730,930)	$(42,339,500)	$(61,131,469)

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09
Operations:
Net investment income	$2,402,925	$6,251,933	$10,517,108	$25,426,085
Net realized gain (loss) on investment securities and futures transactions	1,041,930	7,542,733	1,050,694	539,153
Net change in unrealized appreciation (depreciation) on investment securities and futures	(2,884,906)	26,348,218	(30,298,732)	196,693,079

Net increase (decrease) in net assets resulting from opera-tions	559,949	40,142,884	(18,730,930)	222,658,317

Dividends and Distributions to Shareholders:
Dividends from net investment income(1)
GS4 shares	—	(6,154,064)	—	(26,203,247)
GS6 shares	—	(129,157)	—	(188,348)
Distributions from net realized capital gains
GS4 shares	—	(9,032,931)	—	(6,561,722)
GS6 shares	—	(78,277)	—	(235,775)

Total dividends and distributions	—	(15,394,429)	—	(33,189,092)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	18,894,435	37,517,620	26,432,704	66,019,986
GS6 shares	—	1,736,060	—	712,549
Proceeds from exchange of GS6 shares for GS4 shares(2)
GS4 shares		11,903,681		16,986,754
GS6 shares	—	(11,903,681)	—	(16,986,754)
Reinvestment of dividends and distributions
GS4 shares	—	15,174,582	—	32,760,925
GS6 shares	—	207,434	—	424,123

Total proceeds from shares sold and reinvested	18,894,435	54,635,696	26,432,704	99,917,583

Value of shares redeemed
GS4 shares	(22,769,760)	(51,093,327)	(56,144,149)	(78,208,293)
GS6 shares	—	(196,593)	—	(95,773)

Total value of shares redeemed	(22,769,760)	(51,289,920)	(56,144,149)	(78,304,066)

Net increase (decrease) from capital share transactions(3)	(3,875,325)	3,345,776	(29,711,445)	21,613,517

Total increase (decrease) in net assets	(3,315,376)	28,094,231	(48,442,375)	211,082,742

Net Assets:
Beginning of Period	284,750,491	256,656,260	1,132,991,306	921,908,564

End of Period*	$281,435,115	$284,750,491	$1,084,548,931	$1,132,991,306

* Including undistributed net investment income	$2,402,925	$—	$14,627,636	$4,110,528

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 1 in Notes to Financial Statements.
(3)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09

$5,258,490	$13,511,935	$2,396,748	$7,158,492

2,020,852	(1,658,657)	2,178,450	2,380,837

(49,618,842)	169,696,601	(65,706,667)	161,719,617

(42,339,500)	181,549,879	(61,131,469)	171,258,946

—	(11,476,397)	—	(7,153,930)
—	(48,836)	—	—

—	(3,758,322)	—	(5,357,679)
—	(114,025)	—	(175,394)

—	(15,397,580)	—	(12,687,003)

16,099,496	38,935,556	19,622,880	41,717,915
—	1,111,513	—	495,847

	11,004,801		12,055,110
—	(11,004,801)	—	(12,055,110)

—	15,233,766	—	12,511,448
—	162,861	—	175,394

16,099,496	55,443,696	19,622,880	54,900,604

(38,414,261)	(58,417,111)	(32,629,948)	(42,757,835)
—	(245,720)	—	(156,279)

(38,414,261)	(58,662,831)	(32,629,948)	(42,914,114)

(22,314,765)	(3,219,135)	(13,007,068)	11,986,490

(64,654,265)	162,933,164	(74,138,537)	170,558,433

840,810,334	677,877,170	729,734,386	559,175,953

$776,156,069	$840,810,334	$655,595,849	$729,734,386

$9,072,034	$3,813,544	$2,401,310	$4,562

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets

	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(3)	Expenses, Gross(3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
Conservative Allocation Fund

GS4 Class
2010(6)	$11.39	$0.10	#	$0.01		$(0.09)	$—	$—	$11.41	0.18%	$281,435	0.12%	0.15%	1.68%	10%
2009	10.33	0.26	#	—	†	1.44	(0.26)	(0.38)	11.39	16.58	284,750	0.12	0.16	2.37	32
2008	13.02	0.42	#	0.03		(2.17)	(0.42)	(0.55)	10.33	(13.11)	246,617	0.12	0.15	3.36	17
2007	13.15	0.43	#	0.21		0.21	(0.44)	(0.54)	13.02	6.48	313,829	0.13	0.16	3.13	13
2006	12.94	0.40	#	0.17		0.20	(0.41)	(0.15)	13.15	5.99	308,802	0.13	0.18	3.08	9
2005	13.18	0.33	#	0.09		0.02	(0.32)	(0.36)	12.94	3.31	280,256	0.13	0.19	2.51	20

Balanced Allocation Fund

GS4 Class
2010(6)	$11.14	$0.10	#	$0.01		$(0.30)	$—	$—	$10.95	(1.71)%	$1,084,549	0.12%	0.13%	1.86%	7%
2009	9.20	0.26	#	0.05		1.97	(0.27)	(0.07)	11.14	25.05	1,132,991	0.12	0.13	2.58	19
2008	14.13	0.39	#	0.13		(3.99)	(0.43)	(1.03)	9.20	(24.41)	905,743	0.12	0.13	3.05	19
2007	14.61	0.41	#	0.48		0.16	(0.48)	(1.05)	14.13	7.16	1,348,204	0.13	0.13	2.68	7
2006	14.20	0.36	#	0.39		0.50	(0.40)	(0.44)	14.61	8.78	1,400,001	0.13	0.14	2.44	7
2005	14.27	0.32	#	0.21		0.36	(0.36)	(0.60)	14.20	6.24	1,273,855	0.13	0.14	2.18	10

Growth Allocation Fund

GS4 Class
2010(6)	$11.11	$0.07	#	$—	†	$(0.64)	$—	$—	$10.54	(5.13)%	$776,156	0.12%	0.13%	1.27%	3%
2009	8.86	0.18	#	0.02		2.25	(0.15)	(0.05)	11.11	27.96	840,810	0.12	0.13	1.88	11
2008	15.34	0.28	#	0.13		(5.50)	(0.29)	(1.10)	8.86	(32.98)	667,769	0.12	0.13	2.15	13
2007	16.05	0.30	#	0.78		0.07	(0.43)	(1.43)	15.34	7.16	1,095,092	0.13	0.13	1.80	5
2006	15.45	0.27	#	0.63		0.81	(0.35)	(0.76)	16.05	11.03	1,137,039	0.13	0.14	1.66	7
2005	15.03	0.23	#	0.31		0.68	(0.31)	(0.49)	15.45	8.09	1,046,061	0.13	0.14	1.50	5

Aggressive Allocation Fund

GS4 Class
2010(6)	$10.43	$0.03	#	$—		$(0.92)	$—	$—	$9.54	(8.53)%	$655,596	0.12%	0.13%	0.67%	1%
2009	8.13	0.10	#	—	†	2.38	(0.10)	(0.08)	10.43	30.82	729,734	0.12	0.14	1.17	3
2008	16.31	0.16	#	0.12		(7.01)	(0.14)	(1.31)	8.13	(41.05)	547,313	0.12	0.13	1.21	7
2007	17.23	0.17	#	1.11		(0.04)	(0.36)	(1.80)	16.31	7.17	1,000,850	0.13	0.13	0.94	2
2006	16.28	0.15	#	0.88		1.13	(0.28)	(0.93)	17.23	13.20	1,031,999	0.13	0.14	0.90	4
2005	15.55	0.13	#	0.41		0.98	(0.23)	(0.56)	16.28	9.75	940,769	0.13	0.14	0.85	4

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds. (3) Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2010. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 101.3%
GuideStone Money Market Fund (GS2 Class)¥	1,763,742	$1,763,742
GuideStone Low-Duration Bond Fund (GS2 Class)¥	4,518,869	39,811,233
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	926,795	9,824,031
GuideStone Equity Index Fund (GS2 Class)¥	145,168	1,030,690
GuideStone Value Equity Fund (GS2 Class)¥	725,764	4,252,979
GuideStone Growth Equity Fund (GS2 Class)¥	482,984	4,433,791
GuideStone Small Cap Equity Fund (GS2 Class)¥	151,514	1,128,780
GuideStone International Equity Fund (GS2 Class)¥	559,957	4,754,038

Total Mutual Funds (Cost $69,201,088)		66,999,284

TOTAL INVESTMENTS — 101.3% (Cost $69,201,088)		66,999,284
Liabilities in Excess of Other Assets — (1.3)%		(889,363)

NET ASSETS — 100.0%		$66,109,921

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	75.0
Domestic Equity Funds	16.4
International Equity Fund	7.2
Money Market Fund	2.7

101.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices	$66,999,284	$—
Mutual Funds
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$66,999,284	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

BALANCED ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 98.4%
GuideStone Money Market Fund (GS2 Class)¥	1,329,823	$1,329,823
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,433,943	47,873,036
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	8,926,962	68,826,880
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	3,773,866	27,134,097
GuideStone Global Bond Fund (GS4 Class)¥	1,718,857	16,191,638
GuideStone Equity Index Fund (GS2 Class)¥	1,345,444	9,552,649
GuideStone Value Equity Fund (GS2 Class)¥	7,230,389	42,370,079
GuideStone Growth Equity Fund (GS2 Class)¥	4,621,482	42,425,206
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,448,538	10,791,608
GuideStone International Equity Fund (GS2 Class)¥	5,280,117	44,828,197

Total Mutual Funds (Cost $361,618,854)		311,323,213

	Par
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bill 0.20%, 11/18/10‡‡	$385,000	384,738
U.S. Treasury Note 4.13%, 05/15/15	4,745,000	5,271,771

Total U.S. Treasury Obligations (Cost $5,653,841)		5,656,509

TOTAL INVESTMENTS — 100.2% (Cost $367,272,695)		316,979,722
Liabilities in Excess of Other Assets — (0.2)%		(671,788)

NET ASSETS — 100.0%		$316,307,934

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	50.6
Domestic Equity Funds	33.2
International Equity Fund	14.2
U.S. Treasury Obligations	1.8
Futures Contracts	1.0
Money Market Fund	0.4

101.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(56,514)
Mutual Funds	311,323,213	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	5,656,509	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$316,979,722	$(56,514)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.3%
GuideStone Money Market Fund (GS2 Class)¥	3,084,385	$3,084,385
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,737,620	15,308,435
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,827,060	21,796,632
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,188,290	8,543,804
GuideStone Global Bond Fund (GS4 Class)¥	548,479	5,166,675
GuideStone Equity Index Fund (GS2 Class)¥	1,276,465	9,062,900
GuideStone Value Equity Fund (GS2 Class)¥	6,941,278	40,675,892
GuideStone Growth Equity Fund (GS2 Class)¥	4,428,951	40,657,774
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,382,686	10,301,011
GuideStone International Equity Fund (GS2 Class)¥	4,989,676	42,362,346

Total Mutual Funds (Cost $252,466,434)		196,959,854

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bill 0.20%, 11/18/10‡‡	$340,000	339,769
U.S. Treasury Note 4.13%, 05/15/15	1,020,000	1,133,236

Total U.S. Treasury Obligations (Cost $1,472,258)		1,473,005

TOTAL INVESTMENTS — 100.0% (Cost $253,938,692)		198,432,859
Liabilities in Excess of Other Assets — 0.0%		(65,533)

NET ASSETS — 100.0%		$198,367,326

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.8
Bond Funds	25.6
International Equity Fund	21.4
Futures Contracts	1.7
Money Market Fund	1.6
U.S. Treasury Obligations	0.7

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(92,345)
Mutual Funds	196,959,854
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	1,473,005	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$198,432,859	$(92,345)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND I SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS2 Class)¥	2,548,645	$2,548,645
GuideStone Equity Index Fund (GS2 Class)¥	1,127,796	8,007,350
GuideStone Value Equity Fund (GS2 Class)¥	6,055,500	35,485,229
GuideStone Growth Equity Fund (GS2 Class)¥	3,861,609	35,449,570
GuideStone Small Cap Equity Fund (GS2 Class)¥	1,234,969	9,200,516
GuideStone International Equity Fund (GS2 Class)¥	4,477,776	38,016,316

Total Mutual Funds (Cost $183,282,415)		128,707,626

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.20%, 11/18/10‡‡ (Cost $284,778)	$285,000	284,806

TOTAL INVESTMENTS — 100.0% (Cost $183,567,193)		128,992,432
Liabilities in Excess of Other Assets — 0.0%		(62,167)

NET ASSETS — 100.0%		$128,930,265

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	68.4
International Equity Fund	29.5
Futures Contracts	2.1
Money Market Fund	2.0
U.S. Treasury Obligation	0.2

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Futures Contracts	$—	$(79,069)
Mutual Funds	128,707,626	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	284,806	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$128,992,432	$(79,069)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2010 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Assets
Investments in securities of affiliated issuers, at value	$66,999,284	$311,323,213	$196,959,854	$128,707,626
Investments in securities of unaffiliated issuers, at value	—	5,656,509	1,473,005	284,806

Total investments (1)	66,999,284	316,979,722	198,432,859	128,992,432
Receivables:
Dividends	156	310	399	339
Interest	—	24,998	5,374	—
Investment securities sold	—	4,677,679	1,308,124	366
Fund shares sold	—	13,710	1,416	41
Receivable from advisor	225	—	—	—
Prepaid expenses and other assets	4,508	4,508	4,508	4,508

Total Assets	67,004,173	321,700,927	199,752,680	128,997,686

Liabilities
Payables:
Investment securities purchased	736,000	5,294,138	1,197,896	—
Fund shares redeemed	140,424	34,746	123,289	15,226
Variation margin	—	17,094	28,275	23,055
Accrued expenses:
Investment advisory fees	—	26,872	17,195	10,597
Other expenses	17,828	20,143	18,699	18,543

Total Liabilities	894,252	5,392,993	1,385,354	67,421

Net Assets	$66,109,921	$316,307,934	$198,367,326	$128,930,265

Net Assets Consist of:
Paid-in-capital	$72,877,605	$382,149,868	$259,924,055	$190,253,845
Undistributed net investment income	1,568,609	10,983,876	4,069,791	3,545,923
Accumulated net realized loss on investments and futures transactions	(6,134,489)	(26,476,323)	(10,028,342)	(10,215,673)
Net unrealized appreciation (depreciation) on investments and futures	(2,201,804)	(50,349,487)	(55,598,178)	(54,653,830)

Net Assets	$66,109,921	$316,307,934	$198,367,326	$128,930,265

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$66,109,921	$316,307,934	$198,367,326	$128,930,265

GS2 shares outstanding	7,278,329	35,718,006	22,892,521	15,292,391

Net asset value, offering and redemption price per GS2 share	$9.08	$8.86	$8.67	$8.43

(1) Investments in securities of affiliated issuers, at cost	$69,201,088	$361,618,854	$252,466,434	$183,282,415
Investments in securities of unaffiliated issuers, at cost	—	5,653,841	1,472,258	284,778

Total investments at cost	$69,201,088	$367,272,695	$253,938,692	$183,567,193

See Notes to Financial Statements

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2010 (Unaudited)

	Conservative Allocation Fund I	Balanced Allocation Fund I	Growth Allocation Fund I	Aggressive Allocation Fund I
Investment Income
Income dividends received from affiliated funds	$912,614	$5,893,283	$2,742,679	$1,144,859
Interest	(435)	33,018	12,802	172

Total Investment Income	912,179	5,926,301	2,755,481	1,145,031

Expenses
Investment advisory fees	32,706	165,451	106,455	71,991
Transfer agent fees:
GS2	1,873	1,920	1,884	1,888
Custodian fees	3,332	5,416	4,516	3,790
Accounting and administration fees	4,363	11,525	8,149	6,228
Professional fees	20,694	20,694	20,694	20,694
Blue sky fees:
GS2	672	672	672	672
Shareholder reporting fees	188	300	206	244
Trustee expenses	237	1,111	688	460
Line of credit facility fees	402	1,857	1,139	751
Other expenses	5,173	5,675	5,175	5,176

Total Expenses	69,640	214,621	149,578	111,894
Expenses waived/reimbursed net of amount recaptured(1)	(20,582)	—	1,095	(3,450)

Net expenses	49,058	214,621	150,673	108,444

Net Investment Income	863,121	5,711,680	2,604,808	1,036,587

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	31,710	316,088	99,215	—
Net realized loss on investment securities of affiliated issuers	(207,082)	(2,823,150)	(1,584,439)	(2,056,132)
Net realized gain on investment securities of unaffiliated issuers	12,912	138,431	52,431	—
Net realized loss on futures transactions	—	(14,855)	(155,443)	(60,750)

Net realized loss	(162,460)	(2,383,486)	(1,588,236)	(2,116,882)

Change in unrealized depreciation on investment securities of affiliated issuers	(540,907)	(8,421,281)	(11,552,590)	(10,720,859)
Change in unrealized appreciation on investment securities of unaffiliated issuers	—	2,548	699	18
Change in unrealized depreciation on futures	—	(106,297)	(132,886)	(120,358)

Net change in unrealized appreciation (depreciation)	(540,907)	(8,525,030)	(11,684,777)	(10,841,199)

Net Realized and Unrealized Loss	(703,367)	(10,908,516)	(13,273,013)	(12,958,081)

Net Increase (Decrease) in Net Assets Resulting from Operations	$159,754	$(5,196,836)	$(10,668,205)	$(11,921,494)

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Allocation Fund I		Balanced Allocation Fund I
	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09
Operations:
Net investment income	$863,121	$2,122,877	$5,711,680	$12,511,014
Net realized loss on investment securities and futures transactions	(162,460)	(3,478,084)	(2,383,486)	(9,521,918)
Net change in unrealized appreciation (depreciation) on investment securities and futures	(540,907)	10,426,841	(8,525,030)	61,035,909

Net increase (decrease) in net assets resulting from operations	159,754	9,071,634	(5,196,836)	64,025,005

Dividends to Shareholders:
Dividends from net investment income(1)	—	(2,128,240)	—	(15,067,834)

Total dividends	—	(2,128,240)	—	(15,067,834)

Capital Share Transactions:
Proceeds from GS2 shares sold	5,108,820	8,391,907	8,286,104	22,306,268
Reinvestment of dividends and distributions into GS2 shares	—	2,122,742	—	15,033,265
Value of GS2 shares redeemed	(3,388,845)	(7,544,466)	(13,457,323)	(19,743,274)

Net increase (decrease) from capital share transactions(2)	1,719,975	2,970,183	(5,171,219)	17,596,259

Total increase (decrease) in net assets	1,879,729	9,913,577	(10,368,055)	66,553,430

Net Assets:
Beginning of Period	64,230,192	54,316,615	326,675,989	260,122,559

End of Period*	$66,109,921	$64,230,192	$316,307,934	$326,675,989

* Including undistributed net investment income	$1,568,609	$705,488	$10,983,876	$5,272,196

(1)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund I		Aggressive Allocation Fund I
For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09

$2,604,808	$5,769,241	$1,036,587	$2,510,787

(1,588,236)	(3,897,122)	(2,116,882)	(3,226,596)

(11,684,777)	43,329,239	(10,841,199)	34,619,327

(10,668,205)	45,201,358	(11,921,494)	33,903,518

—	(6,560,814)	—	(3,254,796)

—	(6,560,814)	—	(3,254,796)

6,861,557	15,197,050	4,546,300	13,301,477
—	6,539,648	—	3,251,584
(6,885,191)	(13,133,053)	(6,958,422)	(13,493,549)

(23,634)	8,603,645	(2,412,122)	3,059,512

(10,691,839)	47,244,189	(14,333,616)	33,708,234

209,059,165	161,814,976	143,263,881	109,555,647

$198,367,326	$209,059,165	$128,930,265	$143,263,881

$4,069,791	$1,464,983	$3,545,923	$2,509,336

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets

	Net Asset Value, Beginning of Year	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net(3)	Expenses, Gross(3)(4)	Investment Income, Net (1)(5)	Portfolio Turnover Rate
Conservative Allocation Fund I
GS2 Class
2010(6)	$9.06	$0.12	#	$—	†	$(0.10)	$—	$—	$9.08	0.22%	$66,110	0.15%	0.21%	2.64%	2%
2009	8.00	0.32	#	—	†	1.05	(0.31)	—	9.06	17.13	64,230	0.15	0.23	3.70	35
2008	9.86	0.49		0.03		(1.81)	(0.39)	(0.18)	8.00	(12.98)	54,317	0.15	0.22	5.21	25
2007	10.05	0.50		0.23		(0.07)	(0.54)	(0.31)	9.86	6.55	67,231	0.16	0.22	4.77	25
2006	10.15	0.46		0.19		(0.02)	(0.49)	(0.24)	10.05	6.21	57,188	0.17	0.30	4.53	16
2005	10.31	0.36		0.10		(0.10)	(0.38)	(0.14)	10.15	3.46	54,231	0.17	0.30	3.52	16
Balanced Allocation Fund I
GS2 Class
2010(6)	$9.00	$0.16	#	$0.01		$(0.31)	$—	$—	$8.86	(1.56)%	$316,308	0.13%	0.13%	3.49%	8%
2009	7.53	0.37	#	0.08		1.46	(0.44)	—	9.00	25.28	326,676	0.14	0.14	4.46	20
2008	11.07	0.51	#	0.17		(3.38)	(0.42)	(0.42)	7.53	(24.26)	260,123	0.14	0.14	5.16	23
2007	11.35	0.55	#	0.66		(0.38)	(0.62)	(0.49)	11.07	7.32	353,793	0.16	0.14	4.62	12
2006	11.32	0.46	#	0.45		0.09	(0.50)	(0.47)	11.35	8.85	262,451	0.17	0.18	3.93	13
2005	11.23	0.40	#	0.25		0.07	(0.46)	(0.17)	11.32	6.42	239,244	0.17	0.18	3.49	11
Growth Allocation Fund I
GS2 Class
2010(6)	$9.13	$0.11	#	$—	†	$(0.57)	$—	$—	$8.67	(5.04)%	$198,367	0.14%	0.14%	2.49%	6%
2009	7.35	0.26	#	0.04		1.78	(0.30)	—	9.13	28.22	209,059	0.15	0.15	3.28	13
2008	12.53	0.39	#	0.16		(4.69)	(0.34)	(0.70)	7.35	(32.82)	161,815	0.15	0.14	3.65	18
2007	12.96	0.41		0.92		(0.37)	(0.58)	(0.81)	12.53	7.40	251,579	0.16	0.15	3.20	9
2006	12.62	0.34		0.73		0.35	(0.44)	(0.64)	12.96	11.21	187,536	0.17	0.20	2.73	9
2005	12.17	0.29		0.38		0.33	(0.39)	(0.16)	12.62	8.20	159,849	0.17	0.20	2.42	8
Aggressive Allocation Fund I
GS2 Class
2010(6)	$9.21	$0.07	#	$—		$(0.85)	$—	$—	$8.43	(8.47)%	$128,930	0.15%	0.16%	1.47%	2%
2009	7.20	0.16	#	—	†	2.06	(0.21)	—	9.21	30.87	143,264	0.15	0.17	2.10	5
2008	14.07	0.24	#	0.14		(6.15)	—	(1.10)	7.20	(40.87)	109,556	0.15	0.16	2.08	10
2007	14.56	0.27		1.37		(0.56)	(0.52)	(1.05)	14.07	7.38	198,847	0.16	0.15	1.81	7
2006	14.01	0.21		1.09		0.57	(0.36)	(0.96)	14.56	13.33	142,218	0.17	0.21	1.47	8
2005	13.16	0.18		0.52		0.62	(0.31)	(0.16)	14.01	9.98	125,826	0.17	0.21	1.38	5

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated Funds.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(5)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(6)	For the six months ended June 30, 2010. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

See Notes to Financial Statements.

MONEY MARKET FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 5.2%
Federal Home Loan Mortgage Corporation
0.20%, 07/23/10Ω	$8,300,000	$8,298,986
0.23%, 05/05/11†	17,000,000	16,995,670
0.31%, 02/16/12†	6,000,000	5,996,058
Federal National Mortgage Association
0.29%, 10/27/10Ω	15,000,000	14,985,988
0.30%, 05/13/11†	15,000,000	15,002,468

Total Agency Obligations (Cost $61,279,170)		61,279,170

CERTIFICATES OF DEPOSIT — 19.6%
Abbey National Treasury Services PLC CT
0.56%, 07/20/10†	8,500,000	8,500,000
0.37%, 11/17/10†	10,000,000	10,000,000
Banco Bilbao Vizcaya Argentaria S.A. NY
0.37%, 07/12/10†	15,000,000	15,000,023
0.44%, 12/13/10†	4,000,000	4,000,000
Barclays Bank PLC NY
0.42%, 08/18/10	8,945,000	8,945,000
BNP Paribas NY
0.35%, 10/15/10	10,000,000	10,000,000
Commonwealth Bank of Australia
0.34%, 11/22/10 144A	6,000,000	6,000,000
Credit Agricole CIB NY
0.35%, 10/12/10	10,000,000	10,000,000
Deutsche Bank AG NY
0.30%, 07/27/10	20,000,000	20,000,000
Dexia Credit Local NY
1.05%, 04/18/11†	14,000,000	14,000,000
Rabobank Nederland NV NY
0.35%, 01/10/11†	6,000,000	6,000,000
0.35%, 01/13/11†	12,000,000	12,000,000
0.79%, 04/07/11 144A	11,800,000	11,800,000
Royal Bank of Canada NY
0.35%, 11/12/10	12,560,000	12,560,000
Royal Bank of Scotland PLC NY
0.38%, 07/07/10	10,000,000	10,000,000
0.00%, 07/21/10	10,000,000	10,000,000
0.40%, 07/26/10	10,000,000	10,000,000
Societe Generale NY
0.38%, 07/12/10†	3,000,000	3,000,000
State Street Bank and Trust Co.
0.29%, 07/07/10	20,000,000	20,000,000
Toronto Dominion Bank NY
0.35%, 11/05/10	11,000,000	11,000,000
0.35%, 02/04/11†	3,500,000	3,500,000
Westpac Banking Corporation NY
0.40%, 10/19/10†	6,395,000	6,395,000
0.41%, 10/21/10	6,100,000	6,100,000

Total Certificates of Deposit (Cost $228,800,023)		228,800,023

COMMERCIAL PAPER — 36.9%
BNZ International Funding, Ltd.
0.43%, 02/04/11	9,000,000	9,000,543
Bryant Park Funding LLC
0.33%, 07/12/10	10,795,000	10,793,912
Cancara Asset Securitisation LLC
0.31%, 07/22/10	20,000,000	19,996,383
Ciesco LLC
0.42%, 08/31/10	20,000,000	19,985,767
Commonwealth Bank of Australia
0.39%, 10/15/10	10,000,000	10,000,000
Dexia Delaware LLC
0.19%, 07/01/10	15,000,000	15,000,000
0.44%, 07/02/10	15,000,000	14,999,817
DnB NOR Bank ASA
0.48%, 09/20/10	5,000,000	4,994,600
0.47%, 09/28/10	20,000,000	19,976,761
Eksportfinans ASA
0.41%, 11/09/10	10,000,000	10,000,000
ING US Funding LLC
0.31%, 07/12/10	23,000,000	22,997,821
0.32%, 07/16/10	10,000,000	9,998,667
JPMorgan Chase & Co.
0.25%, 07/14/10	6,000,000	5,999,458
Jupiter Securitization Co. LLC
0.45%, 08/16/10	15,000,000	14,991,375
KBC Bank NV NY
1.56%, 07/01/11	6,690,000	6,690,000
Manhattan Asset Funding LLC
0.38%, 07/13/10	20,000,000	19,997,467
Nieuw Amsterdam Receivables Corporation
0.40%, 07/20/10	12,000,000	11,997,467
0.41%, 08/18/10	10,000,000	9,994,533
Regency Markets No. 1 LLC
0.33%, 07/02/10	20,000,000	19,999,817
0.39%, 07/07/10	20,000,000	19,998,700
Scaldis Capital LLC
0.38%, 07/28/10	5,000,000	4,998,575
Solitaire Funding LLC
0.32%, 07/01/10	17,841,000	17,841,000
0.39%, 07/12/10	10,000,000	9,998,808
State Street Corporation
0.39%, 08/09/10	15,000,000	14,993,662
0.48%, 09/28/10	15,000,000	14,982,200
Straight-A Funding LLC
0.29%, 07/12/10	15,000,000	14,998,671
0.29%, 07/13/10	23,471,000	23,468,731
0.40%, 08/13/10	7,000,000	6,996,656
0.39%, 08/17/10	5,000,000	4,997,454
0.42%, 08/20/10	5,000,000	4,997,083
Surrey Funding Corporation
0.41%, 08/12/10	12,500,000	12,494,021
Svenska Handelsbanken, Inc.
0.31%, 07/21/10	10,560,000	10,558,181
Sydney Capital Corporation
0.68%, 09/16/10	7,000,000	6,989,819
Tempo Finance Corporation
0.30%, 07/07/10	5,000,000	4,999,750

Total Commercial Paper (Cost $430,727,699)		430,727,699

MONEY MARKET FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BONDS — 18.6%
California Department of Water Resources, Series C-9 Power Supply Revenue Bond (LOC-Citibank N.A.) 0.26%, 07/01/10	$4,900,000	$4,900,000
California Pollution Control Financing Authority, Series E Pollution Control Revenue Bonds (LOC-Bank One N.A.) 0.13%, 07/01/10	5,800,000	5,800,000
City of Chicago Wastewater Transmission, Series C-1 Revenue Bond 0.18%, 07/01/10	4,000,000	4,000,000
City of Houston, Series 2008D-1 Revenue Bond 0.45%, 07/01/10	5,000,000	5,000,000
City of Philadelphia, Series 2009B General Obligation Bond (LOC-Wachovia Bank N.A.) 0.28%, 07/01/10	10,000,000	10,000,000
Connecticut State Health & Educational Facilities Authority, Series K2 Yale-New Haven Hospital Revenue Bond (LOC-JPMorgan Chase Bank) 0.26%, 07/07/10	13,125,000	13,125,000
Cook County, Series 2002A General Obligation Bond 0.35%, 07/01/10	26,800,000	26,800,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Series A Revenue Bonds 0.27%, 07/15/10	10,000,000	10,000,000
New York City Housing Development Corporation, Series A Multi-Family Housing (155 West 21st Street) Revenue Bond 0.28%, 07/15/10	3,100,000	3,100,000
New York City Housing Development Corporation, Series A Multi-Family Housing (90 West Street) Revenue Bond 0.27%, 07/15/10	6,000,000	6,000,000
New York City Housing Development Corporation, Series A Multi-Family Housing Revenue Bond 0.28%, 07/15/10	3,000,000	3,000,000
New York City Housing Development Corporation, Series J-2-B Multi-Family Housing Revenue Bond 0.30%, 07/01/10	10,100,000	10,100,000
New York City Industrial Development Agency, New York Law School Project, Series A Revenue Bond (LOC-JPMorgan Chase Bank) 0.26%, 07/01/10	8,000,000	8,000,000
New York City Municipal Water Finance Authority, Series B-1 Water and Sewer System Revenue Bond 0.25%, 07/15/10	6,800,000	6,800,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Series A Revenue Bond 0.28%, 07/15/10	4,000,000	4,000,000
New York Mortgage Agency, Series 125 Homeowner Mortgage Revenue Bond 0.44%, 10/01/10	6,600,000	6,600,000
New York State Housing Finance Agency, Series 2001-A The Victory Housing Revenue Bond 0.28%, 07/01/10	2,700,000	2,700,000
New York State Housing Finance Agency, Series A 10 Barclay Street Housing Revenue Bond 0.27%, 07/15/10	10,000,000	10,000,000
Ohio Housing Finance Agency, Series C Residential Mortgage Revenue Bond 0.34%, 09/01/10	10,500,000	10,500,000
Pennsylvania Higher Educational Facilties Authority, Thomas Jefferson University, Series B Revenue Bond 0.27%, 07/01/10	5,000,000	5,000,000
Sacramento Housing Authority, Multifamily Housing (RB) The Lofts at Natomas Apartments Series F 0.28%, 07/15/10	10,190,000	10,190,000
South Carolina Transportation Infrastructure Bank (RB) (LOC- WellsFargo Bank) 0.20%, 07/01/10	19,800,000	19,800,000
State of Texas, Veterans’ Housing Assistance Program, Series A-2 General Obligation Bond 0.33%, 07/01/10	7,700,000	7,700,000
Triborough Bridge & Tunnel Authority Series 2003B Revenue Bond 0.29%, 07/01/10	8,700,000	8,700,000
Wisconsin Housing & Economic Development Authority, Series B Home Ownership Revenue Bond 0.30%, 09/01/10	10,000,000	10,000,000

See Notes to Financial Statements.

	Par	Value
Wisconsin Housing & Economic Development Authority, Series D Home Ownership Revenue Bond
0.41%, 09/01/10	$5,350,000	$5,350,000

Total Municipal Bonds (Cost $217,165,000)		217,165,000

TIME DEPOSITS — 3.6%
Citibank N.A.	11,501,000	11,501,000
0.10%, 07/01/10
Deutsche Bank AG	20,000,000	20,000,000
0.40%, 07/09/10
0.40%, 07/26/10	10,000,000	10,000,000

Total Time Deposits (Cost $41,501,000)		41,501,000

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bills
0.13%, 07/01/10ΩΔ	11,000,000	11,000,000
0.31%, 07/15/10Ω	23,000,000	22,997,227
0.32%, 07/15/10Ω	10,000,000	9,998,775
0.39%, 07/15/10Ω	23,600,000	23,596,467
0.47%, 07/29/10ΩΔ	2,500,000	2,499,086
0.18%, 08/12/10ΩΔ	25,000,000	24,994,896
0.19%, 08/26/10	15,000,000	14,995,683
0.23%, 08/26/10	15,000,000	14,994,750
0.32%, 08/26/10	5,500,000	5,497,305
0.24%, 09/30/10ΩΔ	12,345,000	12,337,511
0.23%, 11/04/10ΩΔ	15,000,000	14,987,768
0.21%, 12/02/10Ω	20,000,000	19,982,461

		177,881,929

U.S. Treasury Note
0.88%, 01/31/11	10,000,000	10,036,430

Total U.S. Treasury Obligations (Cost $187,918,359)		187,918,359

	Shares

MONEY MARKET FUND — 4.3%
Northern Institutional Liquid Assets Portfolio§ (Cost $50,114,950)	50,114,950	50,114,950

TOTAL INVESTMENTS — 104.3% (Cost $1,217,506,201)		1,217,506,201
Liabilities in Excess of Other Assets — (4.3)%		(50,003,043)

NET ASSETS — 100.0%		$1,167,503,158

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	36.9
Certificates of Deposit	19.6
Municipal Bonds	18.6
U.S. Treasury Obligations	16.1
Agency Obligations	5.2
Money Market Fund	4.3
Time Deposits	3.6

104.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices Money Market Fund	$50,114,950	$—
Level 2 — Other Significant Observable Inputs
Agency Obligations	61,279,170	—
Certificates Of Deposit	228,800,023	—
Commercial Paper	430,727,699	—
Municipal Bonds	217,165,000	—
Time Deposits	41,501,000	—
U.S. Treasury Obligations	187,918,359	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,217,506,201	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 9.0%
Federal Farm Credit Bank
0.39%, 05/12/11Ω	$3,000,000	$2,990,025
1.38%, 06/25/13	2,150,000	2,163,627
Federal Home Loan Bank
0.20%, 08/11/10Ω	3,800,000	3,799,499
0.20%, 08/13/10	5,700,000	5,699,209
5.38%, 06/13/14	895,000	1,018,461
5.25%, 09/12/14	895,000	1,016,147
Federal Home Loan Mortgage Corporation
0.21%, 08/16/10Ω	5,700,000	5,699,344
0.25%, 10/13/10Ω	14,100,000	14,094,304
Federal National Mortgage Association
0.20%, 08/11/10Ω	5,700,000	5,699,248
0.20%, 08/18/10Ω	2,000,000	1,999,768
0.23%, 10/25/10Ω	12,400,000	12,394,408
0.88%, 01/12/12	1,500,000	1,505,652
5.25%, 08/01/12	1,580,000	1,706,111
2.00%, 09/28/12	3,585,000	3,597,433
3.50%, 08/25/14	750,000	753,397
Small Business Administration
6.95%, 11/10/16	436,760	467,695

Total Agency Obligations (Cost $64,253,170)		64,604,328

ASSET-BACKED SECURITIES — 9.3%
Accredited Mortgage Loan Trust
0.40%, 02/25/37†	252,010	250,076
Ally Auto Receivables Trust
1.32%, 03/15/12 144A	606,027	606,902
Americredit Automobile Receivables Trust
4.35%, 08/06/12†	570,538	577,146
Amresco Independence Funding, Inc.
1.75%, 06/15/26 144A†	242,838	189,858
Asset-Backed Securities Corporation Home Equity
0.62%, 09/25/34†	100,868	86,315
Bank of America Auto Trust
1.16%, 02/15/12 144A	563,303	563,844
0.75%, 06/15/12 144A	2,035,000	2,034,691
2.67%, 07/15/13 144A	1,325,000	1,348,343
2.13%, 09/15/13 144A	1,765,000	1,787,943
Bear Stearns Asset-Backed Securities Trust
0.40%, 11/25/36†	236,575	226,448
0.54%, 02/25/37†	1,233,714	1,142,688
1.35%, 10/25/37†	1,107,790	856,072
BMW Vehicle Lease Trust
2.04%, 04/15/11	579,528	580,087
BNC Mortgage Loan Trust
0.47%, 11/25/36†	1,030,000	952,679
0.41%, 03/25/37†	1,072,902	999,506
Business Loan Express
2.25%, 01/01/25 144A†	168,007	93,877
Capital One Auto Finance Trust
0.38%, 05/15/13†	1,062,821	1,055,644
Cars Alliance Funding PLC
0.76%, 10/08/23†	500,000	604,888
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	1,983,863	2,066,551
Chase Issuance Trust
0.75%, 09/17/12†	2,500,000	2,501,232
0.80%, 09/17/12†	2,500,000	2,501,478
0.37%, 03/15/13†	1,100,000	1,099,079
Conseco Financial Corporation
6.04%, 11/01/29	20,127	20,131
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	862,362	602,881
Daimler Chrysler Auto Trust
5.28%, 03/08/13	2,610,000	2,716,353
FHLMC Structured Pass-Through Securities
0.61%, 08/25/31†	929,742	863,775
Ford Credit Auto Lease Trust
2.60%, 05/15/11 144A	372,639	373,343
Ford Credit Auto Owner Trust
1.21%, 01/15/12	834,227	834,906
0.39%, 02/15/12†	1,322,012	1,320,851
7.12%, 02/15/13 144A	925,000	957,560
2.17%, 10/15/13	2,525,000	2,559,158
2.98%, 08/15/14	1,255,000	1,300,946
Ford Credit Floorplan Master Owner Trust
0.60%, 06/15/13†	1,305,000	1,286,178
Fremont Home Loan Trust
0.40%, 10/25/36†	6,861	6,788
Globaldrive BV
4.00%, 10/20/16	1,795,020	2,229,728
GSAA Trust
0.67%, 12/25/34†	401,948	324,258
Honda Auto Receivables Owner Trust
2.22%, 09/15/10	434,991	436,108
1.50%, 08/15/11	874,459	876,040
Hyundai Auto Receivables Trust
1.11%, 02/15/12	462,208	462,444
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	187,234	139,053
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A	1,004,550	1,216,059
MBNA Credit Card Master Note Trust
0.55%, 02/20/14†	715,000	866,147
MFPLC Asset Receivables Trust
0.80%, 11/08/32	1,025,000	1,246,054
Morgan Stanley ABS Capital I
0.40%, 11/25/36†	228,082	223,235
Nissan Auto Lease Trust
2.01%, 04/15/11	414,504	414,983
1.22%, 09/15/11	573,306	573,696
Ocwen Advance Receivables Backed Notes
3.59%, 09/15/23 144A	930,000	935,115
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	350,000	363,239
Residential Asset Mortgage Products, Inc.
0.47%, 12/25/36†	968,746	913,366

See Notes to Financial Statements.

	Par	Value
Santander Drive Auto Receivables Trust
1.37%, 08/15/13 144A	$1,930,000	$1,922,280
SLM Student Loan Trust
1.42%, 10/25/16†	3,985,000	4,048,532
0.32%, 07/25/17†	1,365,588	1,354,134
1.98%, 12/15/17 144A†	2,525,000	2,525,000
1.62%, 01/25/18†	3,975,000	4,097,443
Soundview Home Equity Loan Trust
1.20%, 08/25/31†	950,705	934,897
0.41%, 08/25/37†	333,416	327,049
Structured Asset Investment Loan Trust
0.40%, 07/25/36†	41,855	41,300
Structured Asset Securities Corporation
1.84%, 04/25/35†	1,080,953	791,408
0.40%, 10/25/36†	148,397	146,340
Structured Asset Receivables Trust
0.81%, 04/21/11 144A†	1,026,509	995,714
TXU Electric Delivery Transition Bond Co. LLC
4.81%, 11/17/14	1,787,655	1,874,913
Volkswagen Auto Lease Trust
2.87%, 10/15/10	234,360	235,352
Wachovia Auto Loan Owner Trust
5.08%, 04/20/12 144A	682,365	685,640
Wells Fargo Home Equity Trust
0.44%, 04/25/37†	788,067	755,280

Total Asset-Backed Securities (Cost $68,136,425)		66,923,024

CORPORATE BONDS — 18.8%
3M Co.
4.50%, 11/01/11	590,000	618,344
Abbott Laboratories
5.60%, 05/15/11Δ	750,000	781,264
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	2,723,463	2,873,103
Agilent Technologies, Inc.
4.45%, 09/14/12	610,000	636,855
5.50%, 09/14/15	310,000	334,051
Allstate Corporation
6.20%, 05/16/14	1,075,000	1,220,488
American Express Bank FSB
5.50%, 04/16/13Δ	275,000	297,339
American Express Credit Corporation
0.50%, 10/04/10†	100,000	99,994
0.51%, 06/16/11†Δ	100,000	99,512
American Honda Finance Corporation
2.89%, 06/29/11 144A†	600,000	613,051
2.38%, 03/18/13 144A	300,000	304,370
American International Group, Inc.
0.82%, 07/19/13(E)†	400,000	428,414
8.25%, 08/15/18 144A	1,350,000	1,373,625
AvalonBay Communities, Inc.
6.13%, 11/01/12Δ	317,000	343,286
BAE Systems Holdings, Inc.
6.40%, 12/15/11 144A	520,000	552,261
Bank of America Corporation
5.38%, 09/11/12Δ	$2,800,000	$2,925,989
4.88%, 01/15/13	590,000	616,943
5.38%, 06/15/14Δ	650,000	683,372
4.50%, 04/01/15Δ	783,000	792,232
Bank of New York Mellon Corporation
0.64%, 03/23/12†	980,000	976,720
4.30%, 05/15/14	790,000	849,244
BB&T Corporation
3.38%, 09/25/13Δ	400,000	412,854
Bear Stearns Cos. LLC
6.95%, 08/10/12	1,165,000	1,278,480
BellSouth Corporation
4.75%, 11/15/12Δ	1,300,000	1,394,505
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12Δ	500,000	526,157
Berkshire Hathaway, Inc.
0.86%, 02/11/13†	1,340,000	1,343,408
Board of Trustees of The Leland Stanford Junior University
3.63%, 05/01/14	425,000	452,302
Bottling Group LLC
6.95%, 03/15/14	770,000	909,501
Burlington Northern Santa Fe Corporation
6.75%, 07/15/11	600,000	632,176
7.00%, 02/01/14Δ	365,000	425,728
Capital One Financial Corporation
5.70%, 09/15/11	1,000,000	1,040,590
4.80%, 02/21/12	1,000,000	1,034,880
6.25%, 11/15/13	440,000	489,650
Carefusion Corporation
4.13%, 08/01/12	1,720,000	1,797,603
Caterpillar Financial Services Corporation
5.75%, 02/15/12	575,000	618,224
2.00%, 04/05/13	540,000	546,624
Cellco Partnership/Verizon Wireless Capital LLC
3.75%, 05/20/11Δ	4,325,000	4,430,746
5.25%, 02/01/12	2,585,000	2,741,178
5.55%, 02/01/14	400,000	448,825
Centerpoint Energy, Inc.
6.85%, 06/01/15	710,000	807,023
Cisco Systems, Inc.
5.25%, 02/22/11	750,000	770,513
Citibank Credit Card Issuance Trust
5.38%, 04/11/11(E)	1,590,000	1,990,413
Citigroup Funding, Inc.
1.38%, 05/05/11	610,000	614,795
2.25%, 12/10/12Δ	1,050,000	1,081,513
Comcast Cable Communications LLC
6.75%, 01/30/11	2,060,000	2,124,758
ConocoPhillips
4.75%, 10/15/12	1,000,000	1,074,081
4.75%, 02/01/14Δ	400,000	440,269
Consumers Energy Co.
5.38%, 04/15/13	475,000	517,606
COX Communications, Inc.
7.75%, 11/01/10Δ	1,225,000	1,249,984

See Notes to Financial Statements.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.13%, 10/01/12	$420,000	$466,912
Cox Enterprises, Inc.
7.88%, 09/15/10 144A	550,000	556,828
Crown Castle Towers LLC
4.52%, 01/15/15 144A	1,300,000	1,357,803
CSX Corporation
6.75%, 03/15/11Δ	575,000	595,725
5.75%, 03/15/13	1,225,000	1,339,672
CVS Caremark Corporation
5.75%, 08/15/11Δ	975,000	1,019,012
Daimler Finance NA LLC
7.30%, 01/15/12	350,000	377,406
Devon Financing Corporation
6.88%, 09/30/11	1,570,000	1,676,736
Dexia Credit Local
2.00%, 03/05/13 144A	1,170,000	1,170,108
DIRECTV Holdings LLC
4.75%, 10/01/14	680,000	720,860
Dow Chemical Co.
4.85%, 08/15/12Δ	1,500,000	1,583,079
Dr Pepper Snapple Group, Inc.
1.70%, 12/21/11	620,000	623,673
Duke Energy Carolinas LLC
6.25%, 01/15/12	1,300,000	1,401,049
Duke Energy Ohio, Inc.
5.70%, 09/15/12	1,375,000	1,488,270
Eli Lilly & Co.
3.55%, 03/06/12Δ	200,000	208,644
Enterprise Products Operating LLC
7.50%, 02/01/11	600,000	618,155
4.60%, 08/01/12	675,000	706,315
6.13%, 02/01/13	1,005,000	1,085,509
6.38%, 02/01/13	750,000	815,470
Equifax, Inc.
4.45%, 12/01/14	140,000	146,026
ERAC USA Finance LLC
2.75%, 07/01/13 144A	370,000	371,402
Exelon Generation Co. LLC
5.35%, 01/15/14	808,000	881,522
Express Scripts, Inc.
5.25%, 06/15/12	550,000	587,853
Florida Power Corporation
6.65%, 07/15/11	600,000	631,652
FPL Group Capital, Inc.
5.63%, 09/01/11Δ	475,000	496,763
2.55%, 11/15/13	750,000	756,913
General Electric Capital Corporation
1.15%, 01/15/13†	700,000	692,695
5.90%, 05/13/14Δ	460,000	508,661
3.75%, 11/14/14Δ	660,000	675,844
6.50%, 09/15/37 144A(U)	300,000	398,476
Genzyme Corporation
3.63%, 06/15/15 144A	395,000	399,994
Goldman Sachs Group, Inc.
1.63%, 07/15/11Δ	400,000	404,804
3.63%, 08/01/12	990,000	1,009,021
4.75%, 07/15/13	950,000	992,567
5.00%, 10/01/14	936,000	973,830
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	320,000	314,505
Hewlett-Packard Co.
4.25%, 02/24/12	486,000	512,350
Hospira, Inc.
5.55%, 03/30/12	555,000	591,182
HSBC Finance Corporation
1.81%, 10/20/10†	600,000	600,421
International Business Machines Corporation
2.10%, 05/06/13Δ	1,250,000	1,274,701
John Deere Capital Corporation
0.96%, 08/19/10†	500,000	500,349
1.00%, 01/18/11†	760,000	763,246
JPMorgan Chase & Co.
5.60%, 06/01/11Δ	520,000	541,786
Kraft Foods, Inc.
5.63%, 08/11/10Δ	495,000	497,323
6.00%, 02/11/13Δ	950,000	1,047,970
2.63%, 05/08/13	230,000	234,520
5.25%, 10/01/13	230,000	252,032
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	121,500
6.75%, 12/28/17#	2,600,000	4,550
6.88%, 05/02/18#	2,400,000	501,000
Metropolitan Life Global Funding I
1.14%, 09/17/10 144A†	2,300,000	2,301,824
2.44%, 06/10/11 144A†	1,625,000	1,645,806
0.70%, 07/13/11 144A†	980,000	979,241
2.88%, 09/17/12 144A	2,225,000	2,279,076
Microsoft Corporation
2.95%, 06/01/14	900,000	942,601
MidAmerican Energy Co.
5.13%, 01/15/13	515,000	560,911
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	595,781
Midamerican Funding LLC
6.75%, 03/01/11	600,000	622,679
Morgan Stanley
6.60%, 04/01/12	885,000	939,589
2.93%, 05/14/13†Δ	560,000	562,465
6.00%, 05/13/14Δ	755,000	800,674
6.00%, 04/28/15Δ	400,000	418,466
Nabors Industries, Inc.
6.15%, 02/15/18	1,650,000	1,771,859
9.25%, 01/15/19	2,300,000	2,832,089
NBC Universal, Inc.
3.65%, 04/30/15 144AΔ	550,000	563,049
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	592,587
Novartis Capital Corporation
1.90%, 04/24/13	560,000	568,849
4.13%, 02/10/14Δ	210,000	226,765
Oracle Corporation
5.00%, 01/15/11	1,040,000	1,061,933
Overseas Private Investment Corporation
0.00%, 07/12/10Ω	1,760,216	1,991,329
0.00%, 07/12/12Ω	2,100,000	2,418,211
5.75%, 04/15/16Ω	1,600,000	1,977,712
PACCAR Financial Corporation
0.80%, 04/05/13Ω†	550,000	549,700
Pfizer, Inc.
3.63%, 06/03/13(E)	100,000	128,234
See Notes to Financial Statements.

	Par	Value
Praxair, Inc.
1.75%, 11/15/12	$330,000	$334,554
Procter & Gamble Co.
3.50%, 02/15/15Δ	200,000	213,308
Progress Energy, Inc.
7.10%, 03/01/11	1,120,000	1,164,728
Prudential Financial, Inc.
3.63%, 09/17/12Δ	945,000	973,838
2.75%, 01/14/13	1,525,000	1,533,377
Regions Financial Corporation
4.88%, 04/26/13Δ	735,000	739,281
Roche Holdings, Inc.
4.50%, 03/01/12 144AΔ	531,000	559,381
SBA Tower Trust
4.25%, 04/15/15 144A	510,000	535,408
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	144,013
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	992,838
Sprint Capital Corporation
8.38%, 03/15/12	1,000,000	1,053,750
Standard Chartered Bank
0.84%, 11/16/11†	1,340,000	1,340,690
Stryker Corporation
3.00%, 01/15/15Δ	450,000	465,129
TD Ameritrade Holding Corporation
4.15%, 12/01/14	660,000	685,620
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12	370,000	374,509
Time Warner Cable, Inc.
5.40%, 07/02/12Δ	1,325,000	1,416,004
6.20%, 07/01/13	685,000	766,659
Union Pacific Corporation
6.13%, 01/15/12	365,000	392,142
Verizon Global Funding Corporation
7.25%, 12/01/10	675,000	693,336
6.88%, 06/15/12Δ	445,000	490,634
Vornado Realty LP REIT
4.25%, 04/01/15	700,000	696,618
Wachovia Corporation
0.66%, 03/15/11†	540,000	540,293
5.30%, 10/15/11Δ	394,000	412,503
Wells Fargo & Co.
3.75%, 10/01/14Δ	360,000	368,938
Western Corporate Federal Credit Union
1.75%, 11/02/12	1,875,000	1,907,329
WM Wrigley Jr Co.
1.91%, 06/28/11 144A†	700,000	700,069
3.70%, 06/30/14 144AΔ	1,420,000	1,437,584
XTO Energy, Inc.
5.00%, 08/01/10	1,020,000	1,022,964
7.50%, 04/15/12	475,000	529,111
6.25%, 04/15/13	600,000	677,696
5.75%, 12/15/13	600,000	682,088

Total Corporate Bonds (Cost $137,076,527)		135,287,349

FOREIGN BONDS — 17.5%
Australia — 1.7%
Australia & New Zealand Banking Group, Ltd.
0.94%, 08/04/11 144A†	600,000	600,573
0.82%, 06/18/12 144A†	1,575,000	1,576,058
Commonwealth Bank of Australia
2.40%, 01/12/12 144A	1,004,000	1,023,638
Macquarie Bank, Ltd.
4.10%, 12/17/13 144A	3,410,000	3,662,340
National Australia Bank, Ltd.
0.78%, 01/08/13 144A†	930,000	931,360
Suncorp-Metway, Ltd.
0.91%, 12/17/10 144A†	2,405,000	2,406,590
Westfield Capital
5.13%, 11/15/14 144A	555,000	581,528
Westpac Banking Corporation
2.25%, 11/19/12Δ	620,000	625,631
Woodside Finance, Ltd.
4.50%, 11/10/14 144AΔ	490,000	500,247

		11,907,965

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14Δ	880,000	1,091,202

Brazil — 0.1%
Banco do Brasil SA
4.50%, 01/22/15 144AΔ	680,000	688,292
Brazilian Government International Bond
10.25%, 06/17/13	280,000	342,300

		1,030,592

Canada — 5.2%
Bank of Nova Scotia
2.25%, 01/22/13	1,290,000	1,308,784
Canadian Government Bond
1.50%, 03/01/12(C)	21,300,000	20,080,284
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144A	6,560,000	6,637,106
CDP Financial, Inc.
3.00%, 11/25/14 144A	735,000	742,531
Export Development Canada
2.25%, 05/28/15	330,000	334,134
Province of Ontario
0.95%, 05/22/12†	1,475,000	1,480,232
1.88%, 11/19/12	775,000	784,525
4.10%, 06/16/14	2,195,000	2,362,661
Rogers Communications, Inc.
6.25%, 06/15/13Δ	1,300,000	1,448,646
6.38%, 03/01/14Δ	320,000	363,617
TELUS Corporation
8.00%, 06/01/11	728,000	771,908
Toronto-Dominion Bank
1.51%, 09/10/10(E)†	550,000	673,368
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	360,000	373,844

		37,361,640

See Notes to Financial Statements.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chile — 0.0%
Chile Government International Bond
5.50%, 01/15/13Δ	$300,000	$328,980

Denmark — 0.9%
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	461,266
1.75%, 12/06/12 144A	1,735,000	1,752,345
2.00%, 06/12/13 144A	4,300,000	4,330,216

		6,543,827

France — 1.2%
Dexia Credit Local
0.81%, 04/29/14 144A†	2,300,000	2,299,673
2.75%, 04/29/14 144A	2,900,000	2,924,789
Total Capital SA
3.00%, 06/24/15	2,800,000	2,830,974
Veolia Environnement
5.25%, 06/03/13Δ	520,000	561,624

		8,617,060

Germany — 0.5%
Bundesschatzanweisungen
4.00%, 09/10/10(E)	1,000,000	1,230,715
Federal Republic of Germany
1.50%, 09/21/12 144AΔ	1,000,000	1,010,150
Landwirtschaftliche Rentenbank
4.13%, 07/15/13	1,315,000	1,414,159

		3,655,024

Greece — 0.1%
Hellenic Treasury Bills
2.80%, 07/16/10	505,000	616,821

India — 0.1%
ICICI Bank, Ltd.
5.50%, 03/25/15 144AΔ	790,000	817,425

Israel — 0.1%
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	800,000	803,424

Italy — 0.3%
Atlantia SpA
1.16%, 06/09/11(E)†	900,000	1,100,349
Telecom Italia SpA
1.24%, 12/06/12(E)†	900,000	1,072,833

		2,173,182

Japan — 0.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.60%, 01/22/13 144AΔ	3,370,000	3,427,216

Luxembourg — 0.6%
Covidien International Finance SA
5.45%, 10/15/12	1,165,000	1,271,468
1.88%, 06/15/13	570,000	573,944
Gaz Capital SA
9.25%, 04/23/19	2,300,000	2,656,500

		4,501,912

Malaysia — 0.1%
Malaysia Government International Bond
7.50%, 07/15/11	380,000	403,018

Mexico — 0.3%
America Movil SAB de CV
3.63%, 03/30/15 144A	200,000	206,071
Mexico Government International Bond
6.38%, 01/16/13	760,000	837,140
Petroleos Mexicanos
4.88%, 03/15/15 144AΔ	1,250,000	1,296,715

		2,339,926

Netherlands — 1.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	790,000	817,017
Fortis Bank Nederland NV
1.25%, 06/10/11(E)†	600,000	732,508
Koninklijke KPN NV
8.00%, 10/01/10	1,430,000	1,452,871
LeasePlan Corporation NV
3.00%, 05/07/12 144A	1,525,000	1,581,803
Nederlandse Waterschapsbank NV
4.63%, 07/25/11(E)	1,000,000	1,269,868
Rabobank Nederland NV
4.20%, 05/13/14 144A	1,645,000	1,748,123
Shell International Finance BV
1.88%, 03/25/13	400,000	403,626
4.00%, 03/21/14	520,000	550,476

		8,556,292

New Zealand — 0.3%
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144AΔ	1,800,000	1,842,034

Norway — 0.3%
Eksportfinans ASA
5.00%, 02/14/12	1,125,000	1,193,768
Statoil ASA
2.90%, 10/15/14	650,000	665,246

		1,859,014

Qatar — 0.0%
Qatar Government International Bond
4.00%, 01/20/15 144A	350,000	361,375

South Africa — 0.1%
South Africa Government International Bond
7.38%, 04/25/12Δ	600,000	657,360

Spain — 0.3%
Telefonica Emisiones SAU
2.58%, 04/26/13	2,210,000	2,196,274

Supranational — 0.4%
European Investment Bank
4.75%, 04/15/11(E)	1,500,000	1,892,268
International Finance Corporation
2.00%, 10/29/12	1,200,000	1,205,120

		3,097,388

See Notes to Financial Statements.

	Par	Value
Sweden — 0.1%
Svenska Handelsbanken AB
2.88%, 09/14/12 144A	$785,000	$797,159

Switzerland — 0.2%
Credit Suisse
3.45%, 07/02/12	1,000,000	1,033,357
UBS AG
1.58%, 02/23/12†	600,000	602,370

		1,635,727

United Kingdom — 2.7%
Barclays Bank PLC
4.25%, 10/27/11(E)	1,000,000	1,274,557
2.70%, 03/05/12 144A	740,000	758,897
5.45%, 09/12/12	515,000	547,583
5.93%, 12/15/49 144AΔ	3,800,000	3,135,000
British Telecommunications PLC
8.13%, 12/15/10Δ	2,800,000	2,896,146
Chester Asset Receivable
0.86%, 09/17/12	1,600,000	1,953,659
Deutsche Bank AG
5.38%, 10/12/12	4,200,000	4,503,164
Lloyds TSB Bank PLC
0.86%, 06/09/11(E)†	400,000	489,772
National Grid PLC
0.99%, 01/18/12(E)†	850,000	1,035,759
Royal Bank of Scotland PLC
2.63%, 05/11/12 144A	500,000	512,990
Standard Chartered PLC
3.85%, 04/27/15 144AΔ	1,425,000	1,439,287
Vodafone Group PLC
0.82%, 02/27/12†	950,000	948,771

		19,495,585

Total Foreign Bonds (Cost $126,490,021)		126,117,422

MORTGAGE-BACKED SECURITIES — 20.1%
Adjustable Rate Mortgage Trust
5.34%, 03/25/37	3,117,967	1,782,978
American Home Mortgage Investment Trust
2.51%, 10/25/34†	929,911	794,301
American Home Mortgage Assets
1.33%, 11/25/46	1,263,300	579,548
Arkle Master Issuer PLC
1.53%, 05/17/49 144A†	2,780,000	2,763,986
Arran Residential Mortgages Funding PLC
0.57%, 09/16/36 144A†	318,482	317,487
Banc of America Commercial Mortgage, Inc.
5.84%, 06/10/49	1,455,000	1,495,245
3.88%, 09/11/36	663,741	671,890
Banc of America Funding Corporation
5.99%, 01/20/47	1,096,357	783,305
Banc of America Mortgage Securities, Inc.
6.50%, 10/01/19	256,626	257,822
Bear Stearns Adjustable Rate Mortgage Trust
3.56%, 12/01/33†	400,896	368,323
3.53%, 01/25/34	430,868	408,253
3.40%, 07/25/34†	833,146	724,622
2.76%, 03/25/35†	1,541,244	1,427,344
Bear Stearns Alt-A Trust
1.09%, 06/25/34†	450,407	315,579
4.54%, 09/25/35	671,059	507,167
Bear Stearns Commercial Mortgage Securities
0.46%, 03/15/19 144A†	1,299,149	1,210,080
4.48%, 06/11/41	313,805	313,534
Commercial Mortgage Pass-Through Certificates
6.10%, 07/16/34 144A	2,630,000	2,758,290
Countrywide Alternative Loan Trust
6.00%, 10/25/32	92,542	92,749
Countrywide Home Loan Mortgage Pass-Through Trust
0.89%, 01/25/35†	232,455	191,141
Credit Suisse First Boston Mortgage Securities Corporation
5.44%, 09/15/34	1,725,325	1,777,282
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	758,629	430,766
5.89%, 10/25/36 STEP	758,629	417,840
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	256,720	256,611
FDIC Structured Sale Guaranteed Notes
1.10%, 10/25/12 144AΩ	1,700,000	1,640,366
1.63%, 10/25/13 144AΩ	2,300,000	2,163,102
3.00%, 09/30/19 144A	1,715,127	1,734,308
3.25%, 04/25/38 144A	943,437	957,727
0.90%, 02/25/48 144A†	917,582	920,961
Federal Home Loan Mortgage Corporation
15.25%, 08/01/11	339	366
5.38%, 09/15/11	1,423,120	1,465,333
5.00%, 11/15/16	278,143	281,183
3.50%, 12/01/18	1,855,350	1,890,627
10.75%, 02/01/19	57,043	58,055
6.00%, 11/01/22	1,034,647	1,127,401
2.99%, 07/01/27†	20,820	21,816
0.70%, 12/15/30†	456,220	456,161
2.42%, 06/01/33†	1,693,253	1,763,170
2.52%, 04/01/34†	1,427,531	1,490,864
2.75%, 10/01/34†	451,227	467,691
2.87%, 08/01/35†	1,483,760	1,553,835
3.15%, 10/01/35†	1,183,483	1,233,761
5.84%, 04/01/36†	1,321,979	1,400,448
Federal Housing Authority
7.43%, 09/01/22	1,429	1,414
Federal National Mortgage Association
4.50%, 08/12/10 TBA	1,800,000	1,858,781
5.00%, 01/01/18	2,034,569	2,188,274
5.50%, 12/01/18	716,578	775,752
4.00%, 11/25/19	635,855	661,294
2.69%, 12/01/24†	59,512	61,746
9.00%, 05/01/25	70,506	81,473
9.00%, 07/01/25	77,305	89,179
5.50%, 11/25/27	1,200,475	1,225,319
0.95%, 05/25/30†	1,466,483	1,461,052

See Notes to Financial Statements.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
1.00%, 05/25/30†	$1,159,545	$1,166,043
2.88%, 09/01/31†	60,921	63,028
3.31%, 03/25/32	249,250	244,563
5.50%, 10/01/32	1,244,463	1,342,931
2.26%, 04/01/33†	293,491	301,019
5.50%, 05/01/33	7,049,388	7,602,765
3.18%, 06/01/33†	173,511	176,993
5.50%, 06/01/33	9	10
3.30%, 10/01/33†	650,319	676,629
3.08%, 12/01/33†	203,121	210,898
3.15%, 09/01/34†	463,083	473,000
3.19%, 09/01/34†	673,032	687,170
2.79%, 10/01/34†	669,005	685,820
3.01%, 10/01/34†	760,694	783,578
4.70%, 08/01/35†	3,558,338	3,701,783
4.41%, 09/01/35†	1,221,610	1,273,201
5.35%, 10/01/35†	1,384,099	1,483,437
3.45%, 12/01/35†	81,046	84,834
4.50%, 08/12/40 TBA	500,000	516,328
1.63%, 07/01/44†	253,332	251,539
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	1,069,594	1,084,374
3.61%, 06/25/14	1,095,000	1,147,263
FHLMC Structured Pass-Through Securities
1.35%, 05/25/43†	1,195,419	1,093,104
1.82%, 07/25/44†	2,020,268	2,052,761
First Horizon Alternative Mortgage Securities
2.27%, 06/25/34†	700,003	602,789
GE Capital Commercial Mortgage Corporation
6.53%, 05/15/33	3,984,652	4,075,874
5.56%, 06/10/38	245,645	248,278
6.07%, 06/10/38	2,075,000	2,163,518
GMAC Commercial Mortgage Securities, Inc.
6.70%, 04/15/34	2,223,677	2,294,672
GMAC Mortgage Servicer Advance Funding Co., Ltd.
4.25%, 01/15/22 144A	1,000,000	1,000,000
Government National Mortgage Association
6.00%, 02/15/11	1,745	1,742
4.38%, 06/20/17†	13,545	13,997
4.38%, 06/20/21†	7,010	7,244
3.13%, 10/20/27†	48,419	49,606
8.50%, 10/15/29	27,374	31,968
0.95%, 02/16/30†	199,929	201,044
8.50%, 03/15/30	3,878	4,533
8.50%, 04/15/30	12,554	14,673
8.50%, 05/15/30	135,133	157,940
8.50%, 06/15/30	13,082	15,288
8.50%, 07/15/30	64,303	75,151
8.50%, 08/15/30	17,720	20,711
8.50%, 09/15/30	2,270	2,653
8.50%, 11/15/30	51,285	59,940
8.50%, 12/15/30	32,670	38,184
8.50%, 02/15/31	18,973	22,300
0.65%, 03/20/37†	3,148,098	3,118,376
5.85%, 04/20/37 IOΩ†	3,031,812	280,903
0.65%, 05/20/37†	1,311,781	1,296,674
6.33%, 07/20/37 IOΩ†	3,636,412	353,887
5.75%, 08/20/39†	5,043,946	490,899
Gracechurch Mortgage Financing PLC
0.51%, 11/20/49 144A†	21,027	20,970
Greenpoint Mortgage Funding Trust
0.53%, 01/25/37†	1,047,576	563,653
0.62%, 11/25/45†	299,811	166,223
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	120,856	123,931
GSR Mortgage Loan Trust
3.09%, 06/01/34	539,286	449,106
3.50%, 09/25/34	707,376	607,915
2.94%, 09/25/35	2,011,010	1,886,904
2.95%, 09/25/35	795,050	745,985
HarborView Mortgage Loan Trust
5.23%, 12/19/35	2,035,187	1,507,746
0.56%, 11/19/36†	2,217,648	1,298,968
Holmes Master Issuer PLC
0.38%, 07/15/21†	1,030,000	1,020,730
Impac Secured Assets CMN Owner Trust
0.43%, 01/25/37†	2,706	2,704
Indymac Index Mortgage Loan Trust
0.62%, 06/25/37†	817,086	182,059
0.54%, 09/25/46†	1,180,119	636,667
JP Morgan Mortgage Trust
5.02%, 02/25/35†	593,337	593,437
Lanark Master Issuer PLC
0.58%, 12/22/49†	139,434	139,181
LB-UBS Commercial Mortgage Trust
6.16%, 07/14/16 144A	952,072	968,872
6.37%, 12/15/28	1,520,000	1,568,682
0.75%, 04/15/37 IO 144AΩ	12,366,278	2,661
Luminent Mortgage Trust
0.52%, 12/25/36†	1,262,015	739,449
MASTR Adjustable Rate Mortgages Trust
3.62%, 12/25/33†	725,841	615,510
MLCC Mortgage Investors, Inc.
2.24%, 12/25/34	1,066,145	1,004,536
5.06%, 02/25/36	1,209,420	1,054,160
Morgan Stanley Capital I
5.36%, 12/15/44	3,456,419	3,516,906
Morgan Stanley Resecuritization Trust
0.60%, 06/17/13 144A†	1,065,000	1,055,681
PNC Mortgage Acceptance Corporation
7.30%, 10/12/33	159,495	159,426
Provident Funding Mortgage Loan Trust
2.83%, 04/25/34	1,282,091	1,260,210
Prudential Securities Secured Financing Corporation
7.99%, 05/17/32	1,955,000	1,953,711
Residential Accredit Loans, Inc.
0.75%, 01/25/33†	356,542	302,289
Residential Asset Securitization Trust
0.65%, 05/25/35†	858,184	567,873

See Notes to Financial Statements.

	Par	Value
Residential Funding Mortgage Securities I
6.50%, 03/25/32	$41,248	$42,314
Salomon Brothers Mortgage Securities VII, Inc.
6.50%, 11/13/36	2,118,665	2,208,618
Station Place Securitization Trust
1.85%, 12/29/10 144A†	1,410,000	1,410,000
Structured Adjustable Rate Mortgage Loan Trust
2.73%, 08/25/34	1,057,132	901,247
0.65%, 09/25/34†	190,523	142,076
Structured Asset Mortgage Investments, Inc.
2.17%, 10/19/34†	576,719	438,536
0.63%, 05/25/35†	974,986	537,700
0.60%, 07/19/35†	162,511	104,128
0.42%, 08/25/36†	23,713	23,674
Structured Asset Securities Corporation
0.40%, 05/25/36†	121,895	117,278
TBW Mortgage Backed Pass-Through Certificates
6.01%, 07/25/37 STEP	682,638	444,146
Thornburg Mortgage Securities Trust
0.46%, 11/25/11†	2,118,019	2,038,295
0.46%, 07/25/36†	665,698	653,757
0.44%, 03/25/37†	866,018	842,848
0.45%, 03/25/37†	1,133,431	1,094,394
0.47%, 06/25/37†	1,110,590	1,043,785
0.47%, 10/25/46†	1,571,882	1,533,528
TIAA Retail Commercial Trust
5.67%, 08/15/39	1,759,993	1,806,754
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	719,247	729,600
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.26%, 05/25/47†	1,000,087	210,405
Washington Mutual Mortgage Pass-Through Certificates
0.89%, 12/25/27†	2,126,013	1,911,910
5.57%, 02/25/37	1,105,901	808,558
5.59%, 05/25/37†	1,281,806	990,705
5.74%, 06/25/37	2,963,888	1,991,368
1.82%, 06/25/42†	34,471	27,464
0.66%, 01/25/45†	1,196,414	908,115
0.67%, 08/25/45†	473,829	369,615
0.64%, 10/25/45†	492,428	382,846
1.39%, 06/25/46†	1,824,550	1,171,299
1.16%, 01/25/47†	1,037,482	545,514
Washington Mutual MSC Mortgage Pass-Through Certificates
3.04%, 03/25/32†	99,710	87,397
Wells Fargo Mortgage-Backed Securities Trust
2.91%, 01/25/35†	1,273,460	1,283,610

Total Mortgage-Backed Securities (Cost $153,105,385)		144,941,146

MUNICIPAL BONDS — 3.4%
California State Public Works Board, California State University Projects (RB) Series B-2
7.80%, 03/01/35	800,000	832,352
Chicago Transit Authority
6.90%, 12/01/40	1,300,000	1,445,665
Citizens Property Insurance Corporation High Risk Account Series A-1 Revenue Bond
5.00%, 06/01/12	1,100,000	1,150,138
Dallas County Hospital District Series B
6.17%, 08/15/34	1,300,000	1,351,363
Irvine Ranch Water District Joint Powers Agency (RB) (ETM)
2.61%, 03/15/14	2,800,000	2,870,028
New York Urban Development Corporation
2.48%, 12/15/13	2,600,000	2,636,270
State of California General Obligation Bond
5.00%, 11/01/32	1,300,000	1,264,133
7.50%, 04/01/34	1,600,000	1,709,120
5.65%, 04/01/39	1,850,000	1,944,905
7.55%, 04/01/39	3,400,000	3,651,770
State of Illinois General Obligation Bond
3.32%, 01/01/13	5,500,000	5,478,000

Total Municipal Bonds (Cost $23,672,781)		24,333,744

	Number of Contracts
PURCHASED OPTION — 0.0%
Put Option — 0.0%
September 2010 Euro-BOBL Futures, Strike Price $97.25, Expires 09/10/10 (Cost $4,287)	63	158

	Par
U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bills
0.13%, 07/01/10Ω	$100,000	100,000
0.20%, 08/26/10Ω‡‡	460,000	459,931
0.18%, 09/16/10Ω	9,000,000	8,997,210
0.15%, 09/23/10Ω	3,000,000	2,998,950
0.38%, 09/23/10	300,000	299,895

		12,855,986

U.S. Treasury Bonds
8.13%, 08/15/19	400,000	569,938
8.50%, 02/15/20Δ	200,000	293,406
8.75%, 08/15/20	400,000	599,750
8.13%, 05/15/21‡‡	4,700,000	6,853,921
8.13%, 08/15/21Δ	1,600,000	2,340,750
8.00%, 11/15/21	3,300,000	4,799,952
7.25%, 08/15/22Δ	2,851,000	3,972,692
7.63%, 11/15/22Δ‡‡	3,300,000	4,738,077

See Notes to Financial Statements.

LOW-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.50%, 11/15/24	$100,000	$145,078

		24,313,564

U.S. Treasury Notes
2.38%, 08/31/10Δ	770,000	772,918
1.00%, 07/31/11‡‡	249,000	250,595
1.75%, 11/15/11‡‡	500,000	508,926
0.88%, 02/29/12Δ	6,000,000	6,033,036
1.00%, 04/30/12Δ	2,219,000	2,235,989
0.63%, 05/31/12‡‡	17,484,000	17,537,274
1.75%, 04/15/13	300,000	306,866
1.38%, 05/15/13	4,255,000	4,307,532
1.13%, 06/15/13Δ	17,320,000	17,391,636
2.38%, 09/30/14	20,000	20,661
2.50%, 04/30/15Δ	1,697,000	1,757,588
2.13%, 05/31/15	1,455,000	1,480,238
1.88%, 06/30/15	950,000	953,786
3.13%, 10/31/16	80,000	83,931
3.88%, 05/15/18Δ	100,000	109,312
8.75%, 05/15/20	400,000	597,875

		54,348,163

Total U.S. Treasury Obligations (Cost $90,379,454)		91,517,713

	Shares
MONEY MARKET FUNDS — 11.3%
GuideStone Money Market Fund (GS4 Class)¥	32,206,804	32,206,804
Northern Institutional Liquid Assets Portfolio§	49,225,455	49,225,455

Total Money Market Funds (Cost $81,432,259)		81,432,259

	Par
REPURCHASE AGREEMENTS — 10.3%
Bank of America Securities LLC
0.21% (dated 06/30/10, due 07/02/10, repurchase price $28,600,167, collateralized by U.S. Treasury Bond, 4.375%, due 05/15/40, total market value $29,193,821)	$28,600,000	28,600,000
Deutsche Bank Securities, Inc.
0.08% (dated 06/30/10, due 07/02/10, repurchase price $8,900,049, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, total market value $9,043,673)	8,900,000	8,900,000
Morgan Stanley
0.03% (dated 06/29/10, due 07/01/10, repurchase price $8,600,007, collateralized by Federal Home Loan Mortgage Corporation Bond, ..25156%, due 05/01/12, total market value $8,841,000)	8,600,000	8,600,000
RBS Securities
0.03% (dated 06/29/10, due 07/01/10, repurchase price $28,500,024, collateralized by Federal National Mortgage Association Bond, 5.000%, due 03/15/16, total market value $28,518,813)	28,500,000	28,500,000

Total Repurchase Agreements (Cost $74,600,000)		74,600,000

TOTAL INVESTMENTS — 112.4% (Cost $819,150,309)		809,757,143

	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
3-Month LIBOR, Strike Price $3.25, Expires 01/24/11 (DEUT)	$(21,100,000)	(588,228)
3-Month LIBOR, Strike Price $3.25, Expires 08/31/10 (BAR)	(3,800,000)	(88,368)
3-Month LIBOR, Strike Price $3.25, Expires 10/29/10 (MSCS)	(3,900,000)	(100,078)
3-Month LIBOR, Strike Price $3.50, Expires 08/31/10 (DEUT)	(1,700,000)	(68,195)
3-Month LIBOR, Strike Price $3.50, Expires 08/31/10 (MSCS)	(2,600,000)	(104,298)

		(949,167)

	Number of Contracts
Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $98.25, Expires 09/13/10 (CITI)	(76)	(2,850)

	Notional Amount
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	$(100,000)	(8)
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (RBS)	(8,600,000)	(2,916)
3-Month LIBOR, Strike Price $4.50, Expires 08/31/10 (DEUT)	(1,700,000)	(52)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (BAR)	(3,800,000)	(29)
3-Month LIBOR, Strike Price $5.00, Expires 10/29/10 (MSCS)	(3,900,000)	(590)

		(6,445)

See Notes to Financial Statements.

	Notional Amount	Value
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	$(200,000)	$(17)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(3,800,000)	(324)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (RBS)	(300,000)	(26)
3-Month LIBOR, Strike Price $4.50, Expires 08/31/10 (MSCS)	(2,600,000)	(81)
3-Month LIBOR, Strike Price $5.00, Expires 01/24/11 (DEUT)	(21,100,000)	(27,527)

		(27,975)

Total Written Options (Premiums received $(631,838))		(983,587)

	Par
TBA SALE COMMITMENT — (1.5)%
Federal National Mortgage Association
5.50%, 07/01/37 TBA (Cost $(10,687,500))	$(10,000,000)	(10,734,380)

Liabilities in Excess of Other Assets — (10.8)%		(77,995,162)

NET ASSETS — 100.0%		$720,044,014

Please see abbreviation and footnote definitions on page 127.

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2010:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Nabors Industries, 6.15% due 02/15/18	(0.63)%	03/20/18	CITI	USD	$3,300,000	$229,228	$—	$229,228
Nabors Industries, 5.375% due 08/15/12	(1.00)%	03/20/19	BNP	USD	2,700,000	137,882	8,660	129,222
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USD	452,261	222,818	—	222,818
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/34	MSCS	USD	437,951	289,049	—	289,049
Structured Asset Investment Loan Trust, 6.14% due 02/25/35	(0.61)%	02/25/35	BAR	USD	453,041	279,620	—	279,620

					$7,343,253	$1,158,597	$8,660	$1,149,937

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX IG14 5Y Index	(0.01)%	06/20/15	GSC	USD	$7,900,000	$69,481	$115,963	$(46,482)
Dow Jones CDX IG9 10Y Index	(0.08)%	12/20/17	RBS	USD	2,032,800	95,817	23,091	72,726
Dow Jones CDX IG9 10Y Index	(0.08)%	12/20/17	GSC	USD	6,872,800	323,952	89,844	234,108
Dow Jones CDX IG9 10Y Index	(0.08)%	12/20/17	BAR	USD	2,420,000	114,068	25,409	88,659
Dow Jones CDX IG9 10Y Index	(0.08)%	03/20/19	MSCS	USD	5,227,200	246,399	66,126	180,273
Dow Jones CDX HY-8 Index	(1.63)%	02/25/35	CITI	USD	4,900,000	93,959	—	93,959
CMBX.NA.AAA.4 Index	(0.35)%	02/17/39	GSC	USD	5,700,000	776,026	860,523	(84,497)

					$35,052,800	$1,719,702	$1,180,956	$538,746

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil Cetip Interbank Deposit	(11.65)%	02/02/12	MSCS	BRL	$1,800,000	$19,346	$10,226	$9,120
Brazil Cetip Interbank Deposit	(11.65)%	01/02/12	HSBC	BRL	3,200,000	32,696	16,031	16,665
Brazil Cetip Interbank Deposit	(11.36)%	02/02/12	HSBC	BRL	2,300,000	8,335	8,233	102
Brazil Cetip Interbank Deposit	(11.96)%	01/02/14	GSC	BRL	5,900,000	2,015	(10,045)	12,060
Brazil Cetip Interbank Deposit	(11.96)%	02/12/12	HSBC	BRL	1,700,000	18,271	9,799	8,472

					$14,900,000	$80,663	$34,244	$46,419

Total Swap agreements outstanding at June 30, 2010						$2,958,962	$1,223,860	$1,735,102

Please see abbreviation and footnote definitions on page 127.

See Notes to Financial Statements.

PORTFOLIO SUMMARY (based on net assets)

%
Futures Contracts	34.7
Mortgage-Backed Securities	20.1
Corporate Bonds	18.8
Foreign Bonds	17.5
U.S. Treasury Obligations	12.7
Money Market Funds	11.3
Repurchase Agreements	10.3
Asset-Backed Securities	9.3
Agency Obligations	9.0
Forward Foreign Currency Contracts	4.9
Municipal Bonds	3.4
Swap Agreements	0.4
Purchased Option	— **
Written Options	(0.1)
TBA Sale Commitment	(1.5)

150.8

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$119,044
Money Market Funds	81,432,259	—
Purchased Option	158	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	64,604,328	—
Asset-Backed Securities	66,923,024	—
Corporate Bonds	135,287,349	—
Foreign Bonds	126,117,422	—
Forward Foreign Currency Contracts	—	934,673
Mortgage-Backed Securities	144,941,146	—
Municipal Bonds	24,333,744	—
Repurchase Agreements	74,600,000	—
Swap Agreements	—	2,958,962
U.S. Treasury Obligations	91,517,713	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$809,757,143	$4,012,679

Liabilities:
Level 1 — Quoted Prices Written Options	$(2,850)	$—
Level 2 — Other Significant Observable Inputs
TBA Sale Commitment	(10,734,380)	—
Written Options	(980,737)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(11,717,967)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

LOW-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***

Balance, 12/31/09
Corporate Bonds	$1,818,415	$—
Accrued discounts/premiums
Corporate Bonds	38,034	—
Realized gain (loss)
Corporate Bonds	—	—
Change in unrealized appreciation (depreciation)
Corporate Bonds	121,263	—
Purchases
Corporate Bonds	—	—
Sales
Corporate Bonds	—	—
Transfers in and/or out of Level 3
Corporate Bonds	(1,977,712)	—

Balance, 06/30/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 6.3%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$459,178
Federal Home Loan Bank
0.19%, 07/07/10Ω	4,700,000	4,699,851
0.20%, 08/11/10Ω	8,500,000	8,498,879
Federal Home Loan Mortgage Corporation
0.21%, 08/16/10Ω	8,500,000	8,499,022
0.25%, 10/13/10Ω	20,800,000	20,791,597
4.50%, 04/02/14	4,600,000	5,094,008
Federal National Mortgage Association
0.22%, 08/02/10Ω	700,000	699,894
0.20%, 08/11/10Ω	8,500,000	8,498,879
0.20%, 08/18/10Ω	2,500,000	2,499,710
5.25%, 08/01/12	2,400,000	2,591,561
3.88%, 07/12/13	1,070,000	1,160,159
4.38%, 10/15/15	510,000	564,729
6.37%, 10/09/19Ω	150,000	92,943
6.63%, 11/15/30	640,000	834,861
Tennessee Valley Authority
5.25%, 09/15/39	350,000	388,431
5.38%, 04/01/56	1,800,000	2,048,110

Total Agency Obligations
(Cost $66,715,091)		67,421,812

ASSET-BACKED SECURITIES — 4.1%
Access Group, Inc.
1.62%, 10/27/25†	1,682,404	1,746,044
Amortizing Residential Collateral Trust
0.63%, 01/01/32†	39,016	27,305
Asset-Backed Securities Corporation Home Equity
0.62%, 09/25/34†	168,112	143,857
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	310,000	321,192
Bayview Financial Acquisition Trust
1.02%, 02/28/44†	534,613	486,976
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	3,053,387	2,123,670
6.50%, 10/25/36	3,189,233	2,248,089
Chase Issuance Trust
0.80%, 09/17/12†	3,600,000	3,602,128
CIT Mortgage Loan Trust
1.35%, 10/25/37 144A†@	483,986	444,400
1.59%, 10/25/37 144A†@	430,000	232,332
1.79%, 10/25/37 144A†@	800,000	326,457
College Loan Corporation Trust
0.41%, 10/25/25†	1,000,000	989,881
Countrywide Home Equity Loan Trust
0.64%, 02/15/34†	392,087	192,545
0.59%, 12/15/35†	1,031,944	337,732
0.49%, 07/15/36†	1,258,766	563,741
Daimler Chrysler Auto Trust
1.83%, 09/10/12†	4,134,117	4,156,657
Education Funding Capital Trust I
1.45%, 06/15/43†	200,000	162,360
EFS Volunteer LLC
1.39%, 10/25/35 144A†	450,000	419,004
EMC Mortgage Loan Trust
0.90%, 11/25/41 144A†	160,742	141,209
Ford Credit Auto Owner Trust
1.77%, 06/15/12†	1,878,589	1,889,165
Franklin Auto Trust
1.93%, 06/20/12†	648,907	651,293
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	438,229	235,206
Goal Capital Funding Trust
1.24%, 08/25/48 144A†@	1,250,000	1,247,824
GSAMP Trust
0.46%, 05/25/46 144A†	320,260	307,594
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	600,000	635,538
HSBC Home Equity Loan Trust
1.54%, 11/20/36†	1,005,198	846,655
Lehman XS Trust
0.65%, 11/25/35†	855,166	549,261
0.62%, 12/25/35†	223,480	143,801
0.62%, 02/25/36†	1,097,547	557,597
Lehman XS Trust
0.65%, 11/25/35 STEP	1,009,183	669,452
Madison Avenue Manufactured Housing Contract
0.70%, 03/25/32†	258,965	252,500
Magnolia Funding Limited
3.00%, 04/20/17 144A@	2,739,682	3,316,525
Missouri Higher Education Loan Authority
1.45%, 11/26/32†	971,131	978,492
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
0.54%, 07/25/17 STEP	119,403	77,963
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	719,152
Nelnet Student Loan Trust
1.80%, 04/25/24†	780,000	803,530
Provident Bank Home Equity Loan Trust
0.89%, 08/25/31†	124,319	50,144
Residential Asset Mortgage Products, Inc.
0.83%, 03/25/34†	368,230	213,788
Residential Funding Securities LLC
0.80%, 06/25/33 144A†	389,907	308,566
Salomon Brothers Mortgage Securities VII, Inc.
0.83%, 03/25/28 STEP	62,501	59,381
Securitized Asset-Backed Receivables LLC Trust
0.58%, 02/25/37†	2,836,684	1,333,383
SLM Student Loan Trust
1.82%, 04/25/23†	6,626,967	6,850,448
Structured Asset Securities Corporation
0.65%, 04/25/31 144A†	3,069,295	2,172,933

Total Asset-Backed Securities
(Cost $52,075,123)		43,535,770

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
CORPORATE BONDS — 19.8%
AES Corporation
7.75%, 10/15/15Δ	$270,000	$274,725
Agilent Technologies, Inc.
5.50%, 09/14/15	575,000	619,611
Allied Waste North America, Inc.
7.13%, 05/15/16Δ	125,000	134,223
American Achievement Corporation
8.25%, 04/01/12 144A	30,000	29,925
American Express Bank FSB
6.00%, 09/13/17Δ	1,100,000	1,209,098
American Express Co.
6.80%, 09/01/49Δ	1,340,000	1,286,400
American Express Credit Corporation
0.50%, 10/04/10†	200,000	199,988
5.88%, 05/02/13	2,600,000	2,846,605
5.13%, 08/25/14Δ	830,000	893,808
American General Finance Corporation
6.90%, 12/15/17Δ	780,000	624,975
American International Group, Inc.
5.60%, 10/18/16	600,000	550,800
5.85%, 01/16/18	1,220,000	1,096,475
8.25%, 08/15/18 144A	3,200,000	3,256,000
6.25%, 03/15/37	680,000	465,800
ANZ Capital Trust II
5.36%, 12/29/49 144A‡‡	800,000	770,603
Apache Corporation
6.00%, 09/15/13Δ	680,000	762,439
Arizona Public Service Co.
8.75%, 03/01/19	525,000	667,041
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	98,500
Astoria Financial Corporation
5.75%, 10/15/12	450,000	459,247
AT&T, Inc.
5.10%, 09/15/14Δ	550,000	610,719
6.55%, 02/15/39	430,000	483,289
BAC Capital Trust XIV
5.63%, 12/31/49†Δ	40,000	27,300
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	869,455
Bank of America Corporation
0.56%, 10/14/16†	1,700,000	1,509,478
5.75%, 12/01/17	3,130,000	3,250,943
5.65%, 05/01/18Δ	2,700,000	2,771,345
7.63%, 06/01/19Δ	670,000	768,760
5.63%, 07/01/20	325,000	328,203
Bear Stearns Cos. LLC
6.95%, 08/10/12Δ	1,600,000	1,755,853
5.70%, 11/15/14	1,000,000	1,108,686
6.40%, 10/02/17	1,200,000	1,334,846
7.25%, 02/01/18Δ	3,045,000	3,560,948
BellSouth Capital Funding
7.88%, 02/15/30	460,000	565,375
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	42,908
6.88%, 10/15/31	10,000	11,425
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	650,000	670,091
Boardwalk Pipelines LP
5.88%, 11/15/16	625,000	682,531
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	247,750
Boeing Co.
4.88%, 02/15/20Δ	300,000	330,955
6.63%, 02/15/38	210,000	256,606
Boston Scientific Corporation
4.50%, 01/15/15	300,000	294,998
6.00%, 01/15/20Δ	200,000	198,921
Caterpillar Financial Services Corporation
6.20%, 09/30/13Δ	980,000	1,112,477
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18Δ	175,000	227,884
CenterPoint Energy Resources Corporation
5.95%, 01/15/14Δ	525,000	572,395
Chesapeake Energy Corporation
6.25%, 01/15/18Δ	140,000	142,100
7.25%, 12/15/18Δ	205,000	212,687
Chubb Corporation
6.38%, 03/29/49†Δ	375,000	363,750
CitiFinancial, Inc.
6.63%, 06/01/15Δ	300,000	321,082
Citigroup Funding, Inc.
1.88%, 10/22/12Δ	3,900,000	3,984,220
1.88%, 11/15/12Δ	1,500,000	1,532,514
Citigroup, Inc.
6.50%, 08/19/13Δ	850,000	906,040
6.00%, 12/13/13	980,000	1,028,927
6.38%, 08/12/14Δ	325,000	345,511
5.00%, 09/15/14Δ	1,720,000	1,721,954
6.01%, 01/15/15Δ	520,000	545,958
5.50%, 02/15/17Δ	1,160,000	1,143,634
6.13%, 11/21/17	1,000,000	1,045,857
6.13%, 05/15/18Δ	4,800,000	5,017,474
6.88%, 03/05/38	1,240,000	1,304,962
Comcast Cable Communications LLC
6.75%, 01/30/11	230,000	237,230
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	96,170
9.46%, 11/15/22	200,000	276,450
Comcast Corporation
6.50%, 01/15/17Δ	60,000	68,843
5.70%, 05/15/18Δ	1,250,000	1,376,255
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	640,367
Commonwealth Edison Co.
5.40%, 12/15/11	650,000	687,973
Community Health Systems, Inc.
8.88%, 07/15/15Δ	250,000	258,438
Complete Production Services, Inc.
8.00%, 12/15/16Δ	280,000	275,100
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,030,000	1,267,630
COX Communications, Inc.
5.45%, 12/15/14	370,000	408,804
8.38%, 03/01/39 144A	500,000	681,883

See Notes to Financial Statements.

	Par	Value
CSC Holdings, Inc.
7.63%, 04/01/11	$500,000	$515,000
6.75%, 04/15/12	60,000	62,400
CVS Pass-Through Trust
6.94%, 01/10/30 144A	949,552	1,050,118
Daimler Finance NA LLC
5.88%, 03/15/11	590,000	608,020
5.75%, 09/08/11	1,900,000	1,979,112
7.30%, 01/15/12Δ	550,000	593,067
6.50%, 11/15/13	100,000	112,009
DaVita, Inc.
6.63%, 03/15/13	310,000	311,937
DCP Midstream LLC
9.75%, 03/15/19 144A	200,000	257,626
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	352,500
Delta Air Lines, Inc.
6.82%, 08/10/22	421,349	428,196
Developers Diversified Realty Corporation
7.50%, 04/01/17	375,000	368,498
DIRECTV Holdings LLC
6.35%, 03/15/40 144AΔ	150,000	160,512
Discover Bank
8.70%, 11/18/19	425,000	472,603
DISH DBS Corporation
7.00%, 10/01/13	10,000	10,350
6.63%, 10/01/14	30,000	30,075
7.75%, 05/31/15	200,000	207,000
Dominion Resources, Inc.
4.75%, 12/15/10	70,000	71,220
5.70%, 09/17/12Δ	1,230,000	1,330,190
Dow Chemical Co.
7.60%, 05/15/14Δ	550,000	635,714
5.90%, 02/15/15	200,000	218,787
Duke Energy Carolinas LLC
5.63%, 11/30/12Δ	580,000	634,798
Dynegy Holdings, Inc.
7.75%, 06/01/19	45,000	31,331
Eastman Kodak Co.
7.25%, 11/15/13	490,000	482,650
Edison Mission Energy
7.00%, 05/15/17Δ	200,000	129,000
El Paso Corporation
7.00%, 06/15/17Δ	710,000	709,552
7.80%, 08/01/31	750,000	744,984
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	329,369
El Paso Performance-Linked Trust
7.75%, 07/15/11 144A	1,460,000	1,512,243
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/20	175,000	179,610
Energy Future Holdings Corporation
5.55%, 11/15/14Δ	120,000	85,845
6.50%, 11/15/24	370,000	168,350
6.55%, 11/15/34	865,000	389,250
Energy Transfer Partners LP
5.95%, 02/01/15	650,000	694,180
6.70%, 07/01/18	970,000	1,044,732
Enterprise Products Operating LLC
6.65%, 04/15/18†	650,000	741,817
8.38%, 08/01/66Δ	350,000	349,972
7.03%, 01/15/68†Δ	350,000	322,455
Exelon Corporation
5.63%, 06/15/35Δ	675,000	656,121
Fifth Third Bank Ohio
0.55%, 05/17/13†	400,000	375,860
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	262,897
FirstEnergy Corporation
6.45%, 11/15/11	3,000	3,170
7.38%, 11/15/31Δ	1,180,000	1,247,599
Ford Motor Credit Co., LLC
5.79%, 06/15/11†Δ	607,000	615,346
12.00%, 05/15/15	1,320,000	1,529,468
8.00%, 12/15/16Δ	1,300,000	1,331,027
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	1,995,000	2,197,351
General Electric Capital Corporation
2.00%, 09/28/12	2,900,000	2,970,859
5.45%, 01/15/13Δ	150,000	161,292
6.00%, 08/07/19	1,850,000	2,006,292
General Electric Co.
5.00%, 02/01/13Δ	920,000	987,164
5.25%, 12/06/17Δ	200,000	217,817
Georgia-Pacific LLC
8.13%, 05/15/11	4,000	4,185
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18Δ	1,470,000	1,684,796
GMAC, Inc.
6.88%, 09/15/11Δ	1,101,000	1,121,644
1.75%, 10/30/12Δ	3,000,000	3,053,784
7.50%, 12/31/13	177,000	178,327
8.00%, 12/31/18	62,000	57,660
Goldman Sachs Capital II
5.79%, 12/29/49Δ	60,000	45,600
Goldman Sachs Group, Inc.
6.60%, 01/15/12	70,000	74,062
5.30%, 02/14/12	30,000	31,237
3.63%, 08/01/12	110,000	112,113
5.45%, 11/01/12	190,000	200,263
4.75%, 07/15/13	60,000	62,688
5.25%, 10/15/13	160,000	168,784
5.75%, 10/01/16Δ	1,900,000	2,007,709
6.25%, 09/01/17	1,700,000	1,801,922
5.95%, 01/18/18	2,300,000	2,392,656
5.38%, 03/15/20	310,000	306,888
HCA, Inc.
6.30%, 10/01/12	32,000	32,000
9.13%, 11/15/14	60,000	62,925
6.50%, 02/15/16Δ	686,000	643,125
9.25%, 11/15/16	480,000	510,000
9.63%, 11/15/16 PIKΔ	95,720	102,660
7.88%, 02/15/20	125,000	129,219
7.69%, 06/15/25	250,000	225,000
Hess Corporation
8.13%, 02/15/19Δ	410,000	511,916
7.88%, 10/01/29	260,000	320,797
7.30%, 08/15/31Δ	680,000	804,586
HSBC Finance Corporation
8.00%, 07/15/10Δ	440,000	440,706

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.00%, 05/15/12Δ	$390,000	$420,121
6.38%, 11/27/12Δ	70,000	75,638
Humana, Inc.
7.20%, 06/15/18Δ	480,000	536,636
ILFC E-Capital Trust II
6.25%, 12/21/45 144A†	280,000	180,950
International Lease Finance Corporation
6.76%, 02/23/15Ω	2,300,000	2,269,617
7.17%, 03/05/16Ω	1,700,000	1,671,321
International Paper Co.
7.95%, 06/15/18	200,000	238,480
JC Penney Corporation, Inc.
7.40%, 04/01/37	50,000	50,250
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	344,369
5.15%, 10/01/15Δ	1,890,000	2,024,489
JPMorgan Chase Capital XXV
6.80%, 10/01/37Δ	375,000	371,778
Kerr-McGee Corporation
6.95%, 07/01/24	450,000	409,768
7.88%, 09/15/31	1,240,000	1,138,725
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	110,000	113,887
7.13%, 03/15/12Δ	500,000	537,670
5.85%, 09/15/12	40,000	42,907
5.00%, 12/15/13Δ	200,000	213,021
6.00%, 02/01/17	250,000	272,704
Kraft Foods, Inc.
6.13%, 08/23/18Δ	350,000	399,475
5.38%, 02/10/20	880,000	944,742
6.50%, 02/09/40Δ	300,000	336,668
Kroger Co.
6.15%, 01/15/20Δ	500,000	578,652
L-3 Communications Corporation
6.38%, 10/15/15Δ	120,000	120,600
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	2,330,000	6,058
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	40,500
5.25%, 02/06/12#	390,000	78,975
5.63%, 01/24/13#	2,300,000	477,250
6.20%, 09/26/14#	300,000	60,750
6.50%, 07/19/17#	150,000	262
6.75%, 12/28/17#	3,340,000	5,845
Medtronic, Inc.
4.45%, 03/15/20	300,000	320,314
Merrill Lynch & Co., Inc.
5.45%, 02/05/13Δ	2,120,000	2,225,298
6.05%, 05/16/16	500,000	517,306
5.70%, 05/02/17Δ	400,000	401,770
6.40%, 08/28/17Δ	775,000	809,274
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	289,500
MetLife Capital Trust X
9.25%, 04/08/38 144A†	300,000	325,500
MetLife, Inc.
6.40%, 12/15/36Δ	150,000	132,750
Metropolitan Life Global Funding I
1.14%, 09/17/10 144A†	3,200,000	3,202,538
Morgan Stanley
6.75%, 04/15/11Δ	700,000	724,367
5.63%, 01/09/12Δ	410,000	426,780
5.75%, 08/31/12Δ	3,325,000	3,486,129
1.03%, 03/01/13(E)†	500,000	575,495
0.75%, 10/18/16†	340,000	296,189
5.95%, 12/28/17†	450,000	456,379
6.63%, 04/01/18Δ	1,675,000	1,758,279
Motors Liquidation Co.
8.25%, 07/15/23#	210,000	64,575
8.38%, 07/05/33(E)#	170,000	72,240
Nabors Industries, Inc.
9.25%, 01/15/19Δ	3,300,000	4,063,432
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	135,000	151,129
Nisource Finance Corporation
7.88%, 11/15/10Δ	2,660,000	2,718,690
10.75%, 03/15/16	200,000	256,593
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144AΔ	850,000	914,483
NRG Energy, Inc.
7.25%, 02/01/14	285,000	289,631
7.38%, 02/01/16	80,000	79,800
7.38%, 01/15/17Δ	35,000	34,737
Occidental Petroleum Corporation
7.00%, 11/01/13Δ	1,120,000	1,309,877
ONEOK Partners LP
6.85%, 10/15/37	325,000	344,188
Overseas Private Investment Corporation
0.00%, 07/12/10Ω	2,437,222	2,757,225
0.00%, 07/12/12Ω	3,000,000	3,454,587
Pacific Gas & Electric Co.
8.25%, 10/15/18	40,000	51,260
6.05%, 03/01/34	390,000	436,560
5.80%, 03/01/37Δ	250,000	272,667
Patrons’ Legacy
5.65%, 04/17/18 144A	1,290,357	1,168,006
Peabody Energy Corporation
6.88%, 03/15/13Δ	15,000	15,187
7.88%, 11/01/26Δ	1,100,000	1,160,500
Pemex Project Funding Master Trust
9.13%, 10/13/10	235,000	238,231
6.63%, 06/15/35	159,000	164,336
PepsiCo, Inc.
7.90%, 11/01/18Δ	650,000	841,772
Pricoa Global Funding I
0.44%, 01/30/12 144A†	2,300,000	2,256,445
0.74%, 09/27/13 144A†Δ	1,700,000	1,626,293
Pride International, Inc.
7.38%, 07/15/14	130,000	130,162
Private Export Funding Corporation
5.45%, 09/15/17	3,200,000	3,731,075
Progress Energy, Inc.
5.63%, 01/15/16Δ	150,000	166,921
7.75%, 03/01/31Δ	350,000	444,467
ProLogis
1.88%, 11/15/37Δ	350,000	315,875
Prudential Financial, Inc.
3.88%, 01/14/15Δ	750,000	756,113

See Notes to Financial Statements.

	Par	Value
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15Δ	$1,118,000	$1,206,858
Qwest Corporation
8.88%, 03/15/12	200,000	215,500
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	410,000	522,790
Reinsurance Group of America, Inc.
6.75%, 12/15/65†	250,000	207,321
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	732,013
Roche Holdings, Inc.
6.00%, 03/01/19 144A	430,000	501,769
Service Corporation International
7.63%, 10/01/18Δ	90,000	91,575
7.50%, 04/01/27	200,000	178,000
Simon Property Group LP
10.35%, 04/01/19	750,000	999,838
Sonat, Inc.
7.63%, 07/15/11	460,000	476,824
Southern Natural Gas Co.
8.00%, 03/01/32Δ	400,000	455,247
Sovereign Bank
2.05%, 08/01/13†	250,000	247,194
Sprint Capital Corporation
7.63%, 01/30/11	1,100,000	1,124,750
8.38%, 03/15/12	465,000	489,994
6.90%, 05/01/19	30,000	27,300
8.75%, 03/15/32Δ	170,000	163,200
Steel Dynamics, Inc.
6.75%, 04/01/15Δ	225,000	226,969
SunTrust Preferred Capital I
5.85%, 12/31/49†	357,000	244,545
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	631,126
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,309,325
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	250,000	286,549
7.63%, 04/01/37Δ	50,000	55,532
Time Warner Cable, Inc.
8.75%, 02/14/19	650,000	821,435
8.25%, 04/01/19	310,000	381,858
6.75%, 06/15/39Δ	290,000	321,444
Time Warner, Inc.
6.88%, 05/01/12	60,000	65,395
Time Warner Entertainment Co. LP
8.38%, 07/15/33Δ	590,000	734,444
Transatlantic Holdings, Inc.
8.00%, 11/30/39	300,000	303,750
Travelers Cos., Inc.
6.25%, 03/15/37†Δ	400,000	375,849
Unilever Capital Corporation
7.13%, 11/01/10Δ	285,000	291,056
Union Pacific Corporation
6.65%, 01/15/11	260,000	267,263
United Air Lines, Inc.
9.21%, 01/21/17+@	81,116	—
9.56%, 10/19/18@	163,950	65,580
United Parcel Service, Inc.
4.50%, 01/15/13	770,000	832,591
UnitedHealth Group, Inc.
4.88%, 02/15/13	370,000	397,823
4.88%, 04/01/13	410,000	438,594
US Bank NA
4.38%, 02/28/17(E)†	250,000	306,016
US Central Federal Credit Union
1.90%, 10/19/12	600,000	612,721
Verizon Communications, Inc.
6.10%, 04/15/18	290,000	329,749
5.85%, 09/15/35Δ	600,000	620,974
6.40%, 02/15/38	470,000	519,730
8.95%, 03/01/39Δ	600,000	852,665
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	325,977
4.38%, 06/01/13	140,000	150,508
Wachovia Bank NA
7.80%, 08/18/10	250,000	251,990
6.60%, 01/15/38	275,000	300,007
Wachovia Capital Trust III
5.80%, 03/15/42†Δ	500,000	402,500
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,960,919
5.63%, 10/15/16	520,000	561,962
5.75%, 02/01/18Δ	600,000	658,346
WEA Finance LLC
7.13%, 04/15/18 144AΔ	400,000	452,016
WellPoint, Inc.
5.88%, 06/15/17	720,000	803,280
Wells Fargo & Co.
4.38%, 01/31/13Δ	600,000	634,689
7.98%, 03/15/49†Δ	3,500,000	3,622,500
Wells Fargo Capital X
5.95%, 12/15/36Δ	200,000	178,382
Wells Fargo Capital XV
9.75%, 09/26/44†	990,000	1,064,250
Westlake Chemical Corporation
6.63%, 01/15/16	54,000	52,110
Whirlpool Corporation
8.00%, 05/01/12	125,000	136,804
8.60%, 05/01/14	150,000	176,998
Williams Cos., Inc.
7.50%, 01/15/31Δ	15,000	15,999
7.75%, 06/15/31	149,000	160,505
8.75%, 03/15/32	1,053,000	1,232,044
Williams Partners LP
5.25%, 03/15/20Δ	250,000	256,125
Windstream Corporation
8.63%, 08/01/16	630,000	637,875
XTO Energy, Inc.
7.50%, 04/15/12	43,000	47,898
5.50%, 06/15/18Δ	970,000	1,111,022
6.50%, 12/15/18Δ	70,000	85,089
6.75%, 08/01/37	30,000	38,784
ZFS Finance USA Trust I
6.15%, 12/15/65 144A†	525,000	493,500

Total Corporate Bonds (Cost $209,485,388)		210,649,072

FOREIGN BONDS — 9.4%
Australia — 0.5%
Commonwealth Bank of Australia
2.40%, 01/12/12 144A@Δ	1,200,000	1,223,472

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.75%, 10/15/14 144AΔ	$440,000	$452,776
5.00%, 10/15/19 144A	190,000	197,594
Macquarie Bank, Ltd.
2.60%, 01/20/12 144A@Δ	1,000,000	1,022,114
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A@	525,000	487,946
Westpac Banking Corporation
1.90%, 12/14/12 144A@	1,500,000	1,510,858

		4,894,760

Bermuda — 0.2%
Arch Capital Group, Ltd.
7.35%, 05/01/34	250,000	259,473
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	343,361
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	200,000	214,601
Merna Reinsurance, Ltd.
2.00%, 07/07/10 144A†	950,000	949,810

		1,767,245

Brazil — 0.1%
Brazilian Government International Bond
8.25%, 01/20/34	600,000	795,000

Canada — 1.4%
Canadian Government Bond
1.50%, 03/01/12(C)	12,700,000	11,972,752
Hydro Quebec
6.30%, 05/11/11	305,000	319,418
OPTI Canada, Inc.
8.25%, 12/15/14Δ	65,000	56,875
Petro-Canada
6.05%, 05/15/18	175,000	197,367
Province of Ontario
4.10%, 06/16/14	400,000	430,553
Rogers Communications, Inc.
6.38%, 03/01/14Δ	340,000	386,344
6.75%, 03/15/15Δ	10,000	11,596
Sun Media Corporation
7.63%, 02/15/13	90,000	90,450
Suncor Energy, Inc.
6.10%, 06/01/18	200,000	225,637
Teck Resources, Ltd.
10.75%, 05/15/19Δ	400,000	490,858
TransCanada PipeLines, Ltd.
6.35%, 05/15/67	400,000	356,978

		14,538,828

Cayman Islands — 0.4%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25	450,000	430,875
Petrobras International Finance Co.
6.13%, 10/06/16Δ	271,000	289,045
5.75%, 01/20/20	235,000	237,831
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144A	690,000	635,587
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A	1,130,000	727,226
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	535,008	573,129
Transocean, Inc.
1.50%, 12/15/37Δ	1,300,000	1,160,250
Vale Overseas, Ltd.
8.25%, 01/17/34	80,000	94,298
6.88%, 11/21/36	511,000	534,001

		4,682,242

Chile — 0.0%
Corp Nacional del Cobre de Chile
4.75%, 10/15/14 144AΔ	210,000	227,131

Denmark — 0.3%
BRFkredit AS
2.05%, 04/15/13 144A	2,500,000	2,546,592
Danske Bank AS
2.50%, 05/10/12 144A	600,000	614,223
FIH Erhvervsbank A/S
2.00%, 06/12/13 144A@	500,000	503,514

		3,664,329

France — 0.7%
AXA SA
6.46%, 12/14/18 144AΔ	150,000	118,312
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	200,000	191,500
7.75%, 05/15/17Δ	155,000	147,638
Credit Agricole SA
8.38%, 10/13/19 144AΔ	1,180,000	1,121,000
Dexia Credit Local
2.75%, 01/10/14 144A	5,900,000	5,944,811
Legrand France SA
8.50%, 02/15/25	250,000	303,644

		7,826,905

Germany — 0.4%
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13	1,800,000	1,826,361
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	2,200,000	2,227,364

		4,053,725

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	159,000
6.38%, 09/25/12 144A#@	580,000	153,700
6.69%, 06/15/16 144A#@Δ	1,000,000	3,750
7.45%, 09/14/16 144A#@	100,000	375
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	61,250
7.63%, 02/28/15 144A#@	2,490,000	597,600
7.13%, 05/19/16 144A#@	350,000	910
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	176,250

		1,152,835

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22	230,000	211,886
ICICI Bank, Ltd.
6.38%, 04/30/22 144A	298,000	274,900

		486,786

See Notes to Financial Statements.

	Par	Value
Indonesia — 0.1%
Republic of Indonesia
5.88%, 03/13/20 144A	$590,000	$625,400

Ireland — 0.1%
DEPFA ACS Bank
5.13%, 03/16/37 144A@	800,000	592,662
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	120,000	127,560
9.13%, 04/30/18Δ	220,000	239,250

		959,472

Italy — 0.1%
Telecom Italia Capital SA
6.20%, 07/18/11Δ	150,000	155,475
5.25%, 11/15/13	165,000	170,558
4.95%, 09/30/14Δ	260,000	260,768
5.25%, 10/01/15	130,000	131,351

		718,152

Japan — 0.2%
Aiful Corporation
5.00%, 08/10/10 144A	320,000	311,200
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	440,000	458,244
Resona Bank, Ltd.
4.13%, 06/27/38 144A(E)@	325,000	371,595
5.85%, 07/15/49 144A@	475,000	449,444

		1,590,483

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144AΔ	960,000	829,908
Swiss Re Capital I LP
6.85%, 05/29/49 144AΔ	225,000	185,625

		1,015,533

Luxembourg — 0.8%
Covidien International Finance SA
4.20%, 06/15/20Δ	325,000	333,288
FMC Finance III SA
6.88%, 07/15/17Δ	250,000	253,750
Gaz Capital for Gazprom
6.51%, 03/07/22 144AΔ	3,200,000	3,099,200
Hellas Telecommunications Finance
4.64%, 10/15/12(E)†Δ	375,000	142,157
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/17 144A	300,000	299,250
TNK-BP Finance SA
7.50%, 07/18/16 144AΔ	580,000	603,200
Tyco International Group SA
6.00%, 11/15/13	2,920,000	3,270,876

		8,001,721

Mexico — 0.6%
America Movil SAB de CV
5.63%, 11/15/17Δ	270,000	296,491
5.00%, 03/30/20 144A	240,000	249,162
BBVA Bancomer SA Texas
7.25%, 04/22/20 144AΔ	625,000	618,178
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	38,000	39,140
Mexican Bonos
9.00%, 12/20/12(M)	31,100,000	2,608,369
Mexico Government International Bond
6.75%, 09/27/34Δ	1,031,000	1,193,382
Petroleos Mexicanos
8.00%, 05/03/19	720,000	860,400

		5,865,122

Netherlands — 0.8%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,000,000	2,068,398
Deutsche Telekom International Finance BV
5.75%, 03/23/16Δ	510,000	558,696
Fortis Bank Nederland NV
1.25%, 06/10/11(E)†	700,000	854,592
ING Bank NV
3.90%, 03/19/14 144AΔ	500,000	536,468
Koninklijke KPN NV
8.00%, 10/01/10	780,000	792,475
LeasePlan Corporation NV
3.00%, 05/07/12 144A	2,200,000	2,281,945
Rabobank Nederland NV
11.00%, 06/30/19 144A	687,000	850,430
Shell International Finance BV
4.38%, 03/25/20Δ	810,000	838,977

		8,781,981

New Zealand — 0.2%
ANZ National International, Ltd.
3.25%, 04/02/12 144A	1,900,000	1,957,920
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144AΔ	200,000	204,670

		2,162,590

Peru — 0.0%
Peruvian Government International Bond
7.13%, 03/30/19Δ	380,000	451,250

Qatar — 0.1%
Qatar Government International Bond
5.15%, 04/09/14Δ	510,000	549,244
5.25%, 01/20/20 144A	580,000	609,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/19 144A	250,000	277,558

		1,435,802

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	247,186

Spain — 0.2%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	700,000	673,184
Telefonica Emisiones SAU
6.42%, 06/20/16	900,000	988,438
5.13%, 04/27/20Δ	655,000	657,756

		2,319,378

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sweden — 0.3%
Nordea Bank AB
3.70%, 11/13/14 144A	$630,000	$642,429
4.88%, 01/27/20 144A	410,000	421,890
Swedbank AB
2.80%, 02/10/12 144AΔ	2,000,000	2,052,106
Swedish Housing Finance Corporation
3.13%, 03/23/12 144A	300,000	310,444

		3,426,869

Switzerland — 0.1%
Credit Suisse AG
5.40%, 01/14/20	200,000	199,219
UBS AG
1.58%, 02/23/12†	400,000	401,580
3.88%, 01/15/15Δ	530,000	527,919

		1,128,718

United Arab Emirates — 0.0%
Dolphin Energy, Ltd.
5.89%, 06/15/19 144A	268,604	278,151

United Kingdom — 1.6%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144AΔ	3,800,000	3,755,730
Anglo American Capital PLC
9.38%, 04/08/14 144A@Δ	100,000	119,640
9.38%, 04/08/19 144A	275,000	354,264
Barclays Bank PLC
5.20%, 07/10/14Δ	2,260,000	2,387,251
6.05%, 12/04/17 144AΔ	230,000	232,470
BP Capital Markets PLC
5.25%, 11/07/13Δ	940,000	864,743
3.88%, 03/10/15Δ	310,000	264,440
HSBC Holdings PLC
6.80%, 06/01/38	425,000	459,502
Lloyds TSB Bank PLC
0.86%, 06/09/11(E)†	500,000	612,216
4.38%, 01/12/15 144AΔ	350,000	337,551
12.00%, 12/16/39 144A@	3,200,000	3,216,651
Royal Bank of Scotland PLC
1.50%, 03/30/12 144A@Δ	2,400,000	2,405,474
4.88%, 08/25/14 144A	425,000	426,633
4.88%, 03/16/15Δ	200,000	199,199
Royal Bank of Scotland Group PLC
6.40%, 10/21/19Δ	880,000	893,551
7.64%, 03/31/45	300,000	173,250
WPP Finance UK
8.00%, 09/15/14Δ	226,000	265,216

		16,967,781

Total Foreign Bonds (Cost $105,226,420)		100,065,375

LOAN AGREEMENTS — 0.0%
Ford Motor Co. Tranche B
3.31%, 12/15/13†	24,726	23,339
3.35%, 12/15/13†	27,356	25,821

Total Loan Agreements (Cost $52,083)		49,160

MORTGAGE-BACKED SECURITIES — 26.9%
ABN AMRO Mortgage Corporation
5.50%, 06/25/33 IOΩ@	100,664	5,689
American Home Mortgage Assets
1.33%, 11/25/46	1,453,391	666,753
1.12%, 02/25/47†	2,147,661	984,445
Bank of America Funding Corporation
0.43%, 07/20/36†	751,067	736,514
Bank of America Mortgage Securities, Inc.
2.91%, 07/25/34†	364,638	346,527
Bear Stearns Adjustable Rate Mortgage Trust
5.68%, 02/25/33	123,383	123,278
5.27%, 05/25/34	781,025	694,999
2.76%, 03/25/35†	1,509,135	1,397,608
Bear Stearns Alt-A Trust
0.99%, 04/25/34†	105,942	80,146
2.76%, 05/25/35	584,123	471,369
4.54%, 09/25/35	880,765	665,657
Bear Stearns Structured Products, Inc.
5.49%, 01/26/36	1,474,471	930,109
Chase Mortgage Finance Corporation
3.27%, 02/25/37	297,243	273,059
Citigroup Mortgage Loan Trust, Inc.
4.90%, 12/25/35†	1,928,453	1,615,064
Commercial Mortgage Pass-Through Certificates
5.96%, 06/10/46	1,250,000	1,329,046
Countrywide Alternative Loan Trust
5.50%, 10/25/33	158,425	162,834
0.70%, 09/25/35†	2,089,396	1,186,741
1.94%, 09/25/35†	294,281	170,716
0.68%, 10/25/35†	1,372,560	748,016
0.65%, 11/20/35†	691,355	378,954
0.67%, 11/20/35†	3,718,195	2,145,718
0.62%, 01/25/36†	702,268	425,414
0.62%, 02/25/36†	1,556,064	802,313
6.00%, 08/25/37	1,333,962	996,364
0.56%, 06/25/46†	1,123,559	550,468
0.54%, 09/25/46†	1,514,905	835,885
Countrywide Home Loan Mortgage Pass-Through Trust
3.40%, 02/19/34	1,348,372	1,246,425
3.48%, 11/20/34	269,645	227,672
0.77%, 11/25/34 144A†	29,693	22,931
0.71%, 03/25/35 144A†	108,415	88,766
0.59%, 03/25/36†	495,607	287,117
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,800,000	1,646,177
CS First Boston Mortgage Securities Corporation
0.10%, 07/25/33 IOΩ@	172,928	—
5.25%, 07/25/33 IOΩ@	266,494	17,377
0.10%, 08/25/33 IOΩ@	240,228	—
6.53%, 06/15/34	1,226,758	1,257,965

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	$25,028	$27,015
7.00%, 04/01/15	10,972	11,843
7.00%, 12/01/15	19,619	20,898
8.50%, 06/01/16	11,535	12,751
4.50%, 05/01/18	44,019	46,968
4.50%, 06/01/18	25,842	27,573
8.50%, 06/01/18	5,338	5,901
4.50%, 09/01/18	63,262	67,500
4.50%, 10/01/18	80,555	85,753
4.50%, 01/01/19	32,546	34,726
4.50%, 03/01/19	29,112	31,062
5.00%, 06/01/20	369,335	396,891
5.00%, 07/01/20	357,509	383,624
2.76%, 04/15/22 POΩ@	20,014	18,552
8.00%, 08/01/24	3,117	3,588
7.50%, 11/01/29	11,529	13,197
7.50%, 12/01/29	21,248	24,322
7.50%, 02/01/31	29,415	33,688
3.16%, 07/01/31†	29,064	30,021
3.11%, 08/01/31†	3,695	3,811
7.50%, 11/01/31	10,152	11,631
2.85%, 04/01/32†	7,046	7,408
2.72%, 03/01/34†	7,445	7,742
5.00%, 12/01/34	99,462	105,573
5.50%, 05/01/35	1,378,054	1,483,863
3.91%, 08/15/35Ω†@	12,732	12,487
5.00%, 11/01/35	1,276,260	1,353,487
5.50%, 11/01/35	541,175	582,727
5.00%, 12/01/35	95,871	101,672
5.50%, 01/01/36	254,429	274,219
6.00%, 02/01/36	1,316,449	1,432,132
5.96%, 01/01/37†	970,764	1,034,026
5.65%, 04/01/37†	1,974,191	2,089,483
6.00%, 04/01/37	9,342	10,163
3.80%, 04/15/37Ω†@	18,481	18,291
0.85%, 06/15/37†	1,674,386	1,668,613
3.66%, 06/15/37Ω†@	52,592	51,354
5.50%, 07/01/37	440,255	473,001
6.00%, 07/01/37	2,829	3,076
5.67%, 09/01/37†	1,355,643	1,445,859
6.00%, 09/01/37	123,843	134,648
5.00%, 04/01/38	78,773	83,449
5.50%, 04/01/38	175,538	188,595
6.00%, 07/01/38	47,055	51,135
6.00%, 12/01/38	131,171	142,547
6.00%, 01/01/39	65,196	70,848
5.00%, 03/01/39	520,752	551,612
5.00%, 04/01/39	1,208,902	1,280,542
5.00%, 05/01/39	365,137	386,775
5.00%, 06/01/39	2,213,283	2,344,443
5.00%, 07/01/39	563,586	596,993
5.00%, 08/01/39	39,513	41,855
4.50%, 09/01/39	962,841	998,827
5.00%, 09/01/39	592,416	627,523
5.00%, 10/01/39	549,522	582,087
5.00%, 11/01/39	462,024	489,403
5.00%, 12/01/39	741,285	785,214
5.00%, 01/01/40	46,993	49,778
4.50%, 02/01/40	28,700	29,773
5.00%, 03/01/40	413,852	438,377
4.50%, 04/01/40	285,660	296,336
5.00%, 04/01/40	378,219	400,632
4.50%, 05/01/40	483,506	501,577
3.59%, 06/01/40†	2,511,057	2,608,775
4.50%, 06/01/40	199,233	206,680
4.50%, 08/01/40 TBA	1,100,000	1,135,407
6.00%, 08/01/40 TBA	1,000,000	1,082,188
Federal Housing Administration
7.43%, 10/01/18	161,407	172,076
Federal National Mortgage Association
4.00%, 06/01/13	30,703	31,377
4.00%, 07/01/13	41,720	42,791
4.00%, 08/01/13	59,100	60,428
4.00%, 09/01/13	117,585	120,285
4.00%, 10/01/13	249,314	255,160
8.00%, 06/01/15	20,193	22,154
8.00%, 06/15/15	8,861	9,721
8.00%, 07/01/15	16,718	18,342
8.00%, 09/01/15	30,342	32,765
5.00%, 11/01/17	117,260	126,118
5.00%, 12/01/17	645,033	693,290
5.00%, 01/01/18	1,559,382	1,677,189
5.00%, 02/01/18	313,372	337,046
5.00%, 04/01/18	544,519	585,656
5.00%, 05/01/18	757,051	814,686
5.00%, 06/01/18	92,500	99,488
4.00%, 09/01/18	2,481,223	2,623,845
4.50%, 09/01/18	79,474	84,884
4.50%, 10/01/18	167,228	178,612
4.50%, 11/01/18	34,191	36,519
5.00%, 11/01/18	148,536	159,758
4.50%, 12/01/18	63,780	68,122
4.50%, 01/01/19	44,014	47,010
5.00%, 02/01/19	90,747	97,603
4.50%, 03/01/19	59,655	63,716
5.00%, 03/01/19	798,285	858,593
5.00%, 04/01/19	581,972	625,938
4.50%, 05/01/19	139,331	148,620
4.50%, 07/01/19	1,437,987	1,517,301
5.00%, 07/01/19 TBA	3,100,000	3,307,312
5.00%, 08/01/19	404,929	435,520
6.00%, 09/01/19	508,623	553,485
5.00%, 10/01/19	173,730	186,854
5.00%, 11/01/19	703,263	756,392
6.00%, 12/01/20	945,364	1,028,748
12.44%, 08/25/21 IOΩ@	166	3,808
8.53%, 10/25/21 IOΩ@	274	5,571
9.50%, 05/01/22	3,196	3,551
3.34%, 07/01/22†	10,271	10,313
6.00%, 01/01/23	95,503	105,364
4.50%, 04/01/23	1,313,474	1,389,551
5.50%, 09/01/23	515,452	557,585
5.50%, 10/01/23	75,397	82,316
4.50%, 12/01/23	153,282	162,161
5.00%, 12/01/23	640,360	684,135
9.50%, 07/01/24	6,185	6,845
4.50%, 07/19/25 TBA	2,000,000	2,109,688
2.86%, 07/01/27†	25,191	25,558
2.67%, 08/01/27†	61,790	64,482
3.04%, 11/01/27†	60,172	61,050
5.50%, 04/01/29	473	512
3.14%, 02/01/30†	158,601	164,867
0.95%, 05/25/30†	1,210,701	1,206,218

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.37%, 06/01/30†	$21,692	$21,739
8.00%, 10/01/30	46,179	51,832
0.80%, 10/18/30†	44,523	44,817
3.20%, 12/01/30†	7,601	7,897
2.86%, 01/01/31†	8,399	8,541
3.07%, 05/01/31†	17,811	18,666
6.00%, 01/01/32	92,053	101,556
6.00%, 03/01/32	190,896	210,669
6.00%, 04/01/32	505,452	557,529
3.04%, 06/01/32†	9,712	9,864
3.34%, 08/01/32†	36,187	37,124
5.50%, 01/01/33	840,205	906,687
2.50%, 02/01/33†	3,224	3,365
3.08%, 05/01/33†	79,940	81,537
5.50%, 05/01/33	10,574,082	11,404,147
6.00%, 05/01/33	10,174	11,223
0.10%, 07/25/33 IOΩ†@	251,820	1,923
5.00%, 08/01/33	29,775	31,665
5.50%, 09/01/33	7,508	8,098
6.00%, 12/01/33	4,598	5,064
5.50%, 02/01/34	9,444	10,170
5.50%, 04/01/34	1,515	1,632
0.10%, 04/25/34 IOΩ†@	427,143	6,330
0.10%, 06/25/34 IOΩ†@	572,073	6,934
5.00%, 08/01/34	238,514	253,468
5.50%, 08/01/34	14,743	15,900
5.50%, 10/01/34	987	1,063
6.00%, 10/01/34	71,395	78,327
2.65%, 12/01/34†	676,085	697,175
5.50%, 12/01/34	98,128	105,677
6.00%, 12/01/34	2,464	2,704
6.00%, 01/01/35	747,504	820,082
5.00%, 03/01/35	202,109	214,781
6.00%, 04/01/35	1,405,852	1,548,439
6.00%, 05/01/35	2,760,782	3,009,856
3.71%, 05/25/35Ω†@	7,544	7,273
5.00%, 06/01/35	2,203,900	2,342,080
5.50%, 07/01/35	591	636
6.00%, 07/01/35	733,666	799,857
5.00%, 08/01/35	162,279	172,251
5.50%, 08/01/35	1,543	1,660
6.00%, 08/01/35	646	704
5.50%, 09/01/35	541,226	582,481
6.00%, 10/01/35	169,273	185,257
2.41%, 11/01/35†	376,735	387,128
2.42%, 11/01/35†	343,594	353,517
2.43%, 11/01/35†	343,150	353,062
2.44%, 11/01/35†	317,708	326,585
2.44%, 11/01/35†	349,103	358,818
2.86%, 11/01/35†	21,464	21,964
6.00%, 11/01/35	1,697,311	1,857,804
5.00%, 12/01/35	4,881,769	5,187,847
5.50%, 12/01/35	7,228	7,784
6.00%, 12/01/35	32,945	36,248
6.00%, 01/01/36	134,756	146,914
6.00%, 02/01/36	34,004	37,008
6.00%, 03/01/36	28,354	30,859
5.50%, 04/01/36	445,903	476,448
6.00%, 04/01/36	28,099	30,582
6.50%, 04/01/36	397,991	437,131
4.10%, 05/01/36†	335,601	342,215
0.80%, 08/25/36†	1,605,388	1,607,927
5.00%, 09/01/36	632,569	671,439
6.00%, 09/01/36	333,729	363,212
6.00%, 10/01/36	4,569	4,973
6.50%, 10/01/36	296,923	326,124
5.50%, 11/01/36	1,224,004	1,315,881
6.50%, 11/01/36	158,425	174,500
6.00%, 12/01/36	371,103	403,888
6.00%, 01/01/37	197,443	214,869
5.50%, 02/01/37	1,447	1,555
5.51%, 02/01/37†	1,597,987	1,696,920
5.50%, 03/01/37	59,774	64,317
5.50%, 04/01/37	2,205	2,370
6.00%, 04/01/37	62,638	68,054
5.50%, 05/01/37	2,978	3,201
6.00%, 05/01/37	61,875	67,225
5.50%, 06/01/37	999	1,074
6.00%, 06/01/37	2,540	2,759
6.00%, 07/01/37	6,291,167	6,835,166
6.50%, 07/01/37 TBA	2,000,000	2,190,312
6.50%, 08/01/37	170,259	186,737
6.50%, 09/01/37	541,300	593,688
6.50%, 10/01/37	351,729	385,770
6.00%, 11/01/37	7,891	8,573
3.04%, 12/01/37†	133,153	132,970
6.00%, 12/01/37	1,523	1,655
3.04%, 01/01/38†	53,705	55,001
6.00%, 01/01/38	13,862	15,057
5.50%, 02/01/38	1,056	1,135
6.00%, 02/01/38	93,225	101,227
4.50%, 03/01/38	52,187	54,202
5.00%, 03/01/38	31,364	33,235
5.50%, 03/01/38	3,073	3,303
6.00%, 03/01/38	114,286	124,097
4.50%, 04/01/38	1,629,201	1,692,129
6.00%, 04/01/38	3,933	4,271
5.50%, 05/01/38	931	1,001
6.00%, 05/01/38	168,866	183,362
5.50%, 06/01/38	3,593	3,862
6.00%, 06/01/38	31,065	33,732
5.50%, 07/01/38	522,805	561,937
6.00%, 07/01/38	53,912	58,540
5.50%, 08/01/38	5,054	5,432
5.50%, 09/01/38	2,361	2,537
6.00%, 09/01/38	537,812	583,980
5.50%, 12/01/38	797,364	859,951
6.00%, 12/01/38	47,090	51,133
6.00%, 01/01/39	34,007	36,927
5.00%, 02/01/39	255,930	271,202
4.50%, 03/01/39	750,911	782,829
5.00%, 03/01/39	354,034	375,160
4.50%, 05/01/39	565,206	587,037
5.00%, 05/01/39	594,226	631,299
4.50%, 06/01/39	65,938	68,740
5.00%, 06/01/39	82,278	87,179
5.00%, 07/01/39	734,787	779,393
4.00%, 07/13/39 TBA	6,000,000	6,075,936
4.50%, 07/13/39 TBA	900,000	932,765
4.50%, 08/01/39	275,964	287,691
5.00%, 08/01/39	1,442,204	1,533,462
4.50%, 09/01/39	370,769	386,531
5.00%, 09/01/39	1,538,817	1,634,518
4.50%, 10/01/39	679,636	706,078
5.00%, 10/01/39	1,567,501	1,664,740
4.50%, 11/01/39	317,340	330,852
5.00%, 11/01/39	91,332	96,979
4.50%, 12/01/39	247,117	257,619

See Notes to Financial Statements.

	Par	Value
5.00%, 12/01/39	$265,106	$281,429
4.50%, 01/01/40	1,356,151	1,411,744
5.00%, 01/01/40	1,473,691	1,564,726
4.50%, 02/01/40	78,446	81,782
5.00%, 02/01/40	42,464	44,993
4.50%, 03/01/40	177,814	185,376
5.00%, 03/01/40	199,185	212,087
4.00%, 04/01/40	1,996,680	2,024,862
4.50%, 04/01/40	313,702	325,857
5.00%, 05/01/40	2,593,837	2,748,360
1.82%, 06/01/40†	100,794	102,343
4.00%, 08/01/40 TBA	1,100,000	1,110,484
4.50%, 08/01/40 TBA	4,100,000	4,233,890
4.50%, 08/12/40 TBA	17,000,000	17,555,152
1.82%, 10/01/40†	283,948	288,332
2.86%, 11/01/40†	49,046	49,887
FFCA Secured Lending Corporation
8.00%, 09/18/27 IO 144AΩ@	943,676	17,222
FHLMC Structured Pass-Through Securities
1.82%, 07/25/44†	2,038,306	2,071,089
First Horizon Alternative Mortgage Securities
2.27%, 06/25/34†	933,337	803,718
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	212,474	212,479
GMAC Commercial Mortgage Securities, Inc.
6.28%, 11/15/39	2,000,000	2,088,235
GMAC Mortgage Corporation Loan Trust
4.17%, 06/25/34†	380,333	359,983
Government National Mortgage Association
7.00%, 10/15/25	56,999	64,581
7.00%, 01/15/26	14,205	16,110
7.00%, 07/15/27	131,194	148,915
7.00%, 12/15/27	1,483	1,684
7.00%, 01/15/28	30,636	34,799
7.00%, 03/15/28	164,204	186,371
7.00%, 07/15/28	22,785	25,882
7.50%, 07/15/28	14,678	16,703
6.50%, 08/15/28	15,004	16,862
7.00%, 08/15/28	33,440	37,985
7.50%, 08/15/28	15,043	17,118
6.50%, 09/15/28	58,818	66,098
7.00%, 10/15/28	64,685	73,476
7.50%, 03/15/29	43,598	49,559
7.50%, 11/15/29	23,802	27,106
3.13%, 11/20/29†	72,456	74,232
8.50%, 08/15/30	2,874	3,359
8.50%, 11/20/30	22,321	25,997
6.50%, 08/15/31	135,797	149,211
7.50%, 08/15/31	33,005	37,694
6.50%, 10/15/31	242,473	267,606
6.00%, 11/15/31	741,647	809,624
6.50%, 11/15/31	229,880	252,588
6.00%, 12/15/31	160,268	174,957
6.00%, 01/15/32	236,189	261,380
6.00%, 02/15/32	366,613	400,215
6.50%, 02/15/32	396,303	440,057
35.94%, 02/16/32†	146,293	254,952
6.00%, 04/15/32	185,283	205,044
6.50%, 04/15/32	240,804	264,591
7.50%, 04/15/32	88,196	100,463
6.50%, 06/15/32	796,874	883,202
6.50%, 07/15/32	69,505	76,371
6.50%, 08/15/32	373,964	410,904
6.50%, 09/15/32	410,629	451,191
6.00%, 10/15/32	393,368	429,423
6.00%, 11/15/32	362,130	396,546
6.00%, 12/15/32	135,802	148,249
6.50%, 12/15/32	25,552	28,076
6.00%, 01/15/33	189,986	207,400
6.00%, 02/15/33	128,994	140,817
6.50%, 03/15/33	48,622	53,425
6.50%, 04/15/33	953,415	1,047,594
6.00%, 05/15/33	731,198	798,217
6.00%, 06/15/33	99,015	108,090
6.00%, 10/15/33	497,536	543,138
6.50%, 10/15/33	204,097	224,257
6.00%, 12/15/33	563,329	614,962
6.00%, 02/15/36	9,110	9,965
6.00%, 08/15/36	391,659	428,781
0.65%, 03/20/37†	3,189,520	3,159,407
0.65%, 05/20/37†	1,354,097	1,338,502
6.00%, 07/01/37 TBA	1,000,000	1,089,688
6.00%, 07/01/38 TBA	600,000	654,089
5.50%, 01/15/39	174,011	188,328
5.00%, 04/15/39	29,833	31,861
5.00%, 05/15/39	25,586	27,326
5.00%, 06/15/39	324,808	346,895
5.00%, 07/01/39 TBA	3,200,000	3,401,011
5.00%, 10/15/39	195,267	208,545
4.50%, 03/15/40	1,196,230	1,248,826
4.00%, 07/01/40 TBA	300,000	304,455
4.50%, 07/01/40 TBA	7,600,000	7,906,745
4.50%, 07/16/40 TBA	5,210,000	5,522,600
5.00%, 08/01/40 TBA	1,400,000	1,482,256
5.00%, 09/01/40 TBA	1,500,000	1,582,036
Greenpoint Mortgage Funding Trust
0.53%, 01/25/37†	1,326,930	713,960
0.43%, 02/25/47†	2,499,031	1,774,715
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,198,971	1,241,170
GSMPS Mortgage Loan Trust
0.58%, 02/25/35 144A†	216,419	170,824
0.70%, 09/25/35 144A†	2,072,381	1,659,613
GSR Mortgage Loan Trust
2.94%, 09/25/35†	841,818	789,867
HarborView Mortgage Loan Trust
0.58%, 01/19/36 STEP	217,363	129,159
5.77%, 08/19/36	1,391,312	894,809
Impac CMB Trust
1.07%, 10/25/34†@	113,867	69,080
0.61%, 11/25/35 STEP	1,111,115	609,364
Impac Secured Assets CMN Owner Trust
0.60%, 03/25/36†	821,122	404,492
Indymac ARM Trust
2.50%, 01/25/32†	20,180	14,545

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Indymac INDA Mortgage Loan Trust
6.02%, 11/25/37†	$602,650	$458,205
Indymac Index Mortgage Loan Trust
0.65%, 07/25/35†	2,027,873	1,264,735
5.10%, 09/25/35	505,756	367,640
0.57%, 04/25/46†	880,737	424,741
0.54%, 09/25/46†	1,476,499	796,562
JP Morgan Alternative Loan Trust
0.61%, 01/25/36†	679,676	453,475
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	1,700,000	1,781,248
5.34%, 05/15/47	300,000	296,504
JP Morgan Mortgage Trust
5.02%, 02/25/35†	778,755	778,887
2.97%, 07/25/35	438,999	390,844
3.44%, 07/25/35†	495,870	462,928
3.59%, 07/25/35†	500,956	468,102
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	1,038,030
4.95%, 09/15/30	400,000	422,384
1.13%, 06/15/36 IO 144A@	4,088,771	24,090
5.37%, 09/15/39	1,650,000	1,706,366
Luminent Mortgage Trust
0.52%, 12/25/36†	3,457,577	2,025,888
0.55%, 02/25/46†	1,018,396	523,811
MASTR Adjustable Rate Mortgages Trust
2.59%, 05/25/34	307,362	233,514
5.53%, 11/25/35 144A	1,144,649	653,987
0.55%, 05/25/47†	3,212,889	1,445,511
MASTR Reperforming Loan Trust
7.00%, 08/25/34 144A	749,931	756,822
MLCC Mortgage Investors, Inc.
0.79%, 11/25/29 STEP	414,490	346,940
Nomura Asset Acceptance Corporation
6.50%, 03/25/34 144A	120,362	118,342
6.50%, 10/25/34 144A	135,934	132,242
Prime Mortgage Trust
5.50%, 05/25/35 144A	5,970,446	5,134,326
6.00%, 05/25/35 144A	3,928,292	3,406,904
RBSGC Mortgage Pass-Through Certificates
0.80%, 01/25/37†	1,223,470	677,909
Residential Accredit Loans, Inc.
1.42%, 01/25/46†	907,956	482,014
Sequoia Mortgage Trust
0.72%, 07/20/33†	233,964	224,594
1.15%, 10/20/34 STEP	216,820	178,400
Structured Adjustable Rate Mortgage Loan Trust
2.55%, 09/25/34	173,103	147,128
2.63%, 11/25/34	738,089	642,170
0.69%, 08/25/35†	559,178	445,284
Structured Asset Mortgage Investments, Inc.
0.60%, 07/19/35†	213,296	136,668
0.66%, 12/25/35†	903,831	493,893
0.58%, 02/25/36†	942,583	525,327
Structured Asset Securities Corporation
0.70%, 06/25/35 144A†	259,045	204,247
Thornburg Mortgage Securities Trust
6.20%, 09/25/37	1,175,670	1,140,720
6.21%, 09/25/37	1,151,478	1,096,961
Wachovia Bank Commercial Mortgage Trust
5.38%, 10/15/44 STRIP	3,000,000	3,210,049
Washington Mutual Mortgage Pass-Through Certificates
0.89%, 12/25/27†	1,939,110	1,743,830
2.75%, 02/25/33†	19,580	17,235
5.50%, 12/25/36	674,843	495,654
5.57%, 02/25/37	1,107,184	809,496
5.80%, 02/25/37†	718,119	511,597
1.82%, 06/25/42†	40,934	32,613
0.64%, 07/25/45†	1,265,540	984,917
0.67%, 07/25/45†	807,761	626,958
0.67%, 08/25/45†	2,795,589	2,180,727
0.64%, 10/25/45†	2,534,558	1,970,533
0.64%, 12/25/45†	1,458,524	973,592
1.18%, 04/25/47†	1,533,901	957,108
Wells Fargo Alternative Loan Trust
6.34%, 12/28/37	2,031,693	1,429,316
Wells Fargo Mortgage-Backed Securities Trust
3.00%, 10/25/35	628,188	603,349

Total Mortgage-Backed Securities (Cost $300,027,351)		286,752,761

MUNICIPAL BONDS — 2.0%
Chicago Transit Authority, Series A Revenue Bond
6.90%, 12/01/40	1,800,000	2,001,690
Illinois Finance Authority, Series B Revenue Bond
5.75%, 07/01/33	1,800,000	1,996,650
Kentucky Higher Education Student Loan Corporation, Series 1 Revenue Bond
1.45%, 05/01/34†	500,000	500,410
Municipal Electric Authority of Georgia, Series B Revenue Bond
6.64%, 04/01/57	230,000	222,971
6.66%, 04/01/57	130,000	125,524
North Texas Higher Education Authority, Series 1 Revenue Bond
1.46%, 07/01/30†	765,000	761,428
Pennsylvania Higher Education Assistance Agency, Student Loan, Series HH Revenue Bond
0.34%, 05/01/46	2,400,000	2,122,500
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,789,586

See Notes to Financial Statements.

	Par	Value
State of California General Obligation Bond
7.50%, 04/01/34	$525,000	$560,805
7.95%, 03/01/36	165,000	173,479
7.55%, 04/01/39	475,000	510,174
7.30%, 10/01/39	360,000	375,152
7.63%, 03/01/40	775,000	838,139
State of Illinois General Obligation Bond
3.32%, 01/01/13	6,500,000	6,474,000
4.42%, 01/01/15	1,400,000	1,392,174
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H-1 Revenue Bond (NATL-RE Insured)
5.38%, 07/01/36	1,000,000	1,004,990

Total Municipal Bonds (Cost $21,202,158)		21,849,672

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $119.50, Expires 08/28/10	21	72,188
10-Year U.S. Treasury Note Futures, Strike Price $121.50, Expires 08/28/10	29	56,641
90-Day Eurodollar Futures, Strike Price $99.25, Expires 09/14/10	66	11,962

Total Purchased Options (Cost $78,433)		140,791

	Par
U.S. TREASURY OBLIGATIONS — 28.2%
U.S. Treasury Bills
0.13%, 07/01/10ΩΔ	$420,000	420,000
0.20%, 08/26/10Ω‡‡	260,000	259,961
0.18%, 09/02/10Ω‡‡	60,000	59,985
0.18%, 09/16/10Ω	1,200,000	1,199,628

		1,939,574

U.S. Treasury Bonds
8.13%, 08/15/19	2,300,000	3,277,141
8.50%, 02/15/20	2,300,000	3,374,171
7.88%, 02/15/21Δ	3,600,000	5,153,627
8.13%, 05/15/21Δ	6,900,000	10,062,139
8.00%, 11/15/21	3,900,000	5,672,671
7.25%, 08/15/22Δ	8,600,000	11,983,567
7.63%, 11/15/22Δ	1,900,000	2,727,984
6.25%, 08/15/23Δ	2,800,000	3,629,937
7.50%, 11/15/24	1,800,000	2,611,406
5.50%, 08/15/28Δ	1,500,000	1,854,609
4.50%, 02/15/36	500,000	552,422
4.38%, 02/15/38Δ	3,600,000	3,893,062
3.50%, 02/15/39Δ	594,000	551,863
4.25%, 05/15/39Δ‡‡	16,310,000	17,247,825
4.50%, 08/15/39Δ	8,860,000	9,759,848
4.38%, 11/15/39Δ	9,080,000	9,803,567
4.63%, 02/15/40Δ	4,500,000	5,058,985

		97,214,824

U.S. Treasury Inflationary Index Bonds
1.38%, 01/15/20	3,400,000	3,515,068
2.38%, 01/15/25	1,740,000	2,237,908
2.00%, 01/15/26	100,000	116,450
2.38%, 01/15/27Δ	1,350,000	1,620,548
1.75%, 01/15/28Δ	3,000	3,174
3.88%, 04/15/29Δ‡‡	3,578,000	6,381,963

		13,875,111

U.S. Treasury Notes
1.00%, 07/31/11‡‡	1,512,000	1,521,686
1.00%, 04/30/12Δ	3,000,000	3,022,968
0.63%, 05/31/12Δ	9,200,000	9,228,032
0.63%, 06/30/12	7,300,000	7,301,723
1.38%, 03/15/13	900,000	911,813
1.50%, 04/15/13Δ	480,000	490,985
1.75%, 04/15/13	600,000	613,732
1.38%, 05/15/13Δ	2,340,000	2,368,890
1.13%, 06/15/13	1,200,000	1,204,963
2.63%, 12/31/14Δ	13,040,000	13,584,016
2.25%, 01/31/15	4,560,000	4,674,356
2.50%, 04/30/15Δ	7,700,000	7,974,913
2.13%, 05/31/15	130,000	132,255
1.88%, 06/30/15	4,000,000	4,015,940
2.38%, 03/31/16	1,800,000	1,826,860
3.00%, 09/30/16Δ‡‡	16,200,000	16,894,834
3.13%, 10/31/16‡‡	4,990,000	5,235,213
2.75%, 11/30/16Δ	4,170,000	4,275,880
3.25%, 12/31/16	497,000	523,947
3.13%, 01/31/17	5,450,000	5,700,787
3.13%, 04/30/17	200,000	209,094
2.63%, 05/31/17	620,000	633,175
2.75%, 05/31/17	3,900,000	3,982,875
2.50%, 06/30/17	3,900,000	3,917,671
3.88%, 05/15/18	8,900,000	9,728,812
3.75%, 11/15/18	1,500,000	1,616,484
2.75%, 02/15/19	7,300,000	7,273,764
3.13%, 05/15/19Δ	9,702,000	9,905,897
3.63%, 08/15/19	17,400,000	18,401,857
3.38%, 11/15/19Δ	14,850,000	15,382,521
3.63%, 02/15/20	6,620,000	6,995,480
3.50%, 05/15/20Δ	6,110,000	6,395,441
6.13%, 11/15/27	600,000	789,844
4.38%, 05/15/40Δ	8,470,000	9,162,143

		185,898,851

U.S. Treasury STRIPS
3.27%, 05/15/20Ω	800,000	580,402
3.90%, 11/15/26Ω	600,000	318,645

		899,047

Total U.S. Treasury Obligations (Cost $287,989,529)		299,827,407

	Shares
COMMON STOCK — 0.0%
Producer Durables — 0.0%
Nortek, Inc.+* (Cost $62,000)	1,362	61,971

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PREFERRED STOCKS — 0.3%
CORTS Trust for Ford Motor Co.Δ	6,810	$163,304
Federal Home Loan Mortgage Corporation	55,675	18,929
Federal National Mortgage Association	42,050	14,791
Motors Liquidation Co. CONV	40,650	273,981
Wells Fargo & Co.	2,400	2,234,400

Total Preferred Stocks (Cost $4,751,469)		2,705,405

	Par
REPURCHASE AGREEMENTS — 3.1%
Deutsche Bank
0.20% (dated 06/30/10, due 7/10/10, repurchase price $16,500,092, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, total market value $16,765,363)	$16,500,000	16,500,000
Morgan Stanley
0.03% (dated 06/29/10, due 07/01/10, repurchase price $16,000,013, collateralized by Federal Home Loan Mortgage Corporation Bond, 0.25156%, due 05/01/12, total market value $16,448,000)	16,000,000	16,000,000

Total Repurchase Agreements (Cost $32,500,000)		32,500,000

	Shares
MONEY MARKET FUNDS — 15.3%
GuideStone Money Market Fund (GS4 Class)¥	64,233,948	64,233,948
Northern Institutional Liquid Assets Portfolio§	99,215,388	99,215,388

Total Money Market Funds (Cost $163,449,336)		163,449,336

TOTAL INVESTMENTS — 115.4%
(Cost $1,243,614,381)		1,229,008,532

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
10-Year U.S. Treasury Note Futures, Strike Price $123.50, Expires 08/28/10 (MLCS)	(11)	(10,312)
90-Day Eurodollar Futures, Strike Price $99.125, Expires 09/14/10 (GSC)	(15)	(10,219)

	Notional Amount
3-Month LIBOR, Strike Price $3.25, Expires 01/25/11 (BTAB)	$(10,500,000)	(292,720)
3-Month LIBOR, Strike Price $3.25, Expires 01/25/11 (RBS)	(5,700,000)	(158,905)
3-Month LIBOR, Strike Price $3.25, Expires 01/25/11 (SSB)	(1,800,000)	(50,181)
3-Month LIBOR, Strike Price $3.25, Expires 08/31/10 (BAR)	(5,100,000)	(118,599)
3-Month LIBOR, Strike Price $3.25, Expires 08/31/10 (CS)	(1,400,000)	(32,556)
3-Month LIBOR, Strike Price $3.25, Expires 08/31/10 (RBS)	(3,500,000)	(81,391)
3-Month LIBOR, Strike Price $3.50, Expires 09/01/10 (BAR)	(11,100,000)	(445,274)
3-Month LIBOR, Strike Price $3.50, Expires 09/01/10 (RBS)	(3,600,000)	(144,413)
3-Month LIBOR, Strike Price $3.50, Expires 09/10/10 (BTAB)	(1,200,000)	(48,138)

		(1,392,708)

	Number of Contracts
Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $98.625, Expires 09/14/10 (GSC)	(66)	(4,125)

	Notional Amount
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (CS)	$(100,000)	(8)
3-Month LIBOR, Strike Price $3.25, Expires 10/29/10 (CS)	(4,100,000)	(105,210)
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (MSCS)	(9,800,000)	(3,322)
3-Month LIBOR, Strike Price $4.00, Expires 12/01/10 (RBS)	(10,400,000)	(3,526)
3-Month LIBOR, Strike Price $4.50, Expires 09/01/10 (BAR)	(11,100,000)	(344)
3-Month LIBOR, Strike Price $4.50, Expires 09/01/10 (RBS)	(3,600,000)	(112)
3-Month LIBOR, Strike Price $4.50, Expires 09/10/10 (BTAB)	(1,200,000)	(37)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (BAR)	(5,100,000)	(39)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (CITI)	(9,900,000)	(75)
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (CS)	(1,400,000)	(11)

See Notes to Financial Statements.

	Notional Amount	Value
3-Month LIBOR, Strike Price $4.75, Expires 08/31/10 (RBS)	$(3,500,000)	$(27)
3-Month LIBOR, Strike Price $5.00, Expires 01/25/11 (SSB)	(1,800,000)	(2,348)
3-Month LIBOR, Strike Price $5.00, Expires 10/29/10 (CS)	(4,100,000)	(620)

		(119,804)

Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (BAR)	(300,000)	(26)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (DEUT)	(500,000)	(43)
3-Month LIBOR, Strike Price $10.00, Expires 07/10/12 (MSCS)	(5,600,000)	(478)
3-Month LIBOR, Strike Price $5.00, Expires 01/25/11 (BTAB)	(10,500,000)	(13,698)
3-Month LIBOR, Strike Price $6.00, Expires 09/01/10 (MSCS)	(16,200,000)	—

		(14,245)

Total Written Options (Premiums received $(992,427))		(1,526,757)

	Par
TBA SALE COMMITMENTS — (1.8)%
Federal National Mortgage Association
5.50%, 08/01/35 TBA	$(12,000,000)	(12,840,000)
4.00%, 08/01/40 TBA	(3,000,000)	(3,028,593)
4.00%, 09/01/40 TBA	(3,000,000)	(3,019,218)

Total TBA Sale Commitments (Cost $(18,845,391))		(18,887,811)

Liabilities in Excess of Other Assets — (13.5)%		(143,706,520)

NET ASSETS — 100.0%		$1,064,887,444

Please see abbreviation and footnote definitions on page 127.

See notes to Financial Statements.

MEDIUM-DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2010:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
DaimlerChrysler NA Holdings, 5.75 due 09/08/11	(0.58)%	09/20/11	BAR	USD	$900,000	$1,065	$—	$1,065
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	1,200,000	4,397	—	4,397
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	300,000	22,197	—	22,197
Nabors Industries, 5.375% due 05/15/12	(1.00)%	03/20/19	BNP	USD	3,900,000	199,151	11,700	187,451

					$6,300,000	$226,810	$11,700	$215,110

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Russian Federation, 7.50% due 03/31/30	95.00%	1.00%	12/20/10	CITI	USD	$3,700,000	$970	$833	$137
Russian Federation, 7.50% due 03/31/30	89.00%	1.00%	12/20/10	DEUT	USD	100,000	26	167	(141)
Federated Republic of Brazil, 12.25% due 03/06/30	70.00%	1.04%	05/20/17	DEUT	USD	1,000,000	(25,728)	—	(25,728)
GMAC LLC, 6.88% due 08/28/12	353.00%	3.53%	09/20/17	DEUT	USD	4,100,000	(366,077)	—	(366,077)

						$8,900,000	$(390,809)	$1,000	$(391,809)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY-8 Index	(1.60)%	06/20/12	MLCS	USD	$1,200,000	$23,724	$—	$23,724
Dow Jones CDX IG9 Index	(1.50)%	06/20/18	DEUT	USD	3,000,800	10,065	(71,188)	81,253
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	MSCS	USD	12,003,200	40,262	(388,100)	428,362
Dow Jones CDX IG10 Index	(0.80)%	12/20/17	RBS	USD	7,163,200	336,048	81,367	254,681

					$23,367,200	$410,099	$(377,921)	$788,020

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
KWCDC Index	(2.82)%	01/28/11	DEUT	KRW	$927,000,000	$(122)	$—	$(122)
KWCDC Index	(2.83)%	01/28/11	JPM	KRW	901,000,000	530	—	530
KWCDC Index	(3.87)%	06/12/11	DEUT	KRW	400,000,000	214	(19)	233

See Notes to Financial Statements.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter- party	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
KWCDC Index	(3.90)%	06/15/11	JPM	KRW	$720,000,000	$5,041	$(12)	$5,053
KWCDC Index	(3.72)%	06/22/11	JPM	KRW	2,300,000,000	11,691	(31)	11,722
KWCDC Index	(3.69)%	06/26/11	DEUT	KRW	2,280,000,000	193	(85)	278
KWCDC Index	3.62%	07/06/11	DEUT	KRW	964,630,000	2,273	—	2,273
KWCDC Index	3.63%	07/07/11	DEUT	KRW	1,611,662,000	3,773	—	3,773
KWCDC Index	3.66%	07/08/11	JPM	KRW	766,531,000	6,360	—	6,360
Brazil CETIP Interbank Deposit	10.12%	01/02/12	MSCS	BRL	8,000,000	(180,689)	(54,446)	(126,243)
Brazil CETIP Interbank Deposit	11.02%	01/02/12	UBS	BRL	1,600,000	2,825	—	2,825
Brazil CETIP Interbank Deposit	11.36%	01/02/12	HSBC	BRL	11,300,000	40,951	41,267	(316)
Brazil CETIP Interbank Deposit	11.67%	01/02/12	HSBC	BRL	3,100,000	33,319	16,308	17,011
Brazil CETIP Interbank Deposit	11.65%	02/02/12	MSCS	BRL	2,300,000	24,720	12,992	11,728
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	1,147	511	636
Brazil CETIP Interbank Deposit	12.59%	01/02/13	CITI	BRL	6,000,000	31,645	8,073	23,572
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	15,600,000	43,196	32,764	10,432
Brazil CETIP Interbank Deposit	12.48%	01/02/13	CS	BRL	20,500,000	85,432	(4,388)	89,820

					$10,940,923,000	$112,499	$52,934	$59,565

Total Swap agreements outstanding at June 30, 2010						$358,599	$(312,287)	$670,886

Please see abbreviation and footnote definitions on page 127.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Treasury Obligations	28.2
Mortgage-Backed Securities	26.9
Futures Contracts	26.4
Corporate Bonds	19.8
Money Market Funds	15.3
Foreign Bonds	9.4
Agency Obligations	6.3
Asset-Backed Securities	4.1
Forward Foreign Currency Contracts	3.7
Repurchase Agreements	3.1
Municipal Bonds	2.0
Preferred Stocks	0.3
Common Stock	—	**
Loan Agreements	—	**
Purchased Options	—	**
Swap Agreements	—	**
Written Options	(0.1)
TBA Sale Commitments	(1.8)

	143.6

** Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stock	$61,971	$—
Futures Contracts	—	1,288,105
Money Market Funds	163,449,336	—
Preferred Stocks	2,705,405	—
Purchased Options	140,791	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	67,421,812	—
Asset-Backed Securities	43,535,770	—
Corporate Bonds	210,649,072	—
Foreign Bonds	100,065,375	—
Forward Foreign Currency Contracts	—	515,102
Loan Agreements	49,160	—
Mortgage-Backed Securities	286,752,761	—
Municipal Bonds	21,849,672	—
Repurchase Agreements	32,500,000	—
U.S. Treasury Obligations	299,827,407	—
Level 3 — Significant Unobservable Inputs	—	—

Total Assets	$1,229,008,532	$1,803,207

Liabilities:
Level 1 — Quoted Prices	$—	$—
Written Options	(24,656)	—
Level 2 — Other Significant Observable Inputs
TBA Sale Commitments	(18,887,811)	—
Swap Agreements	—	358,599
Written Options	(1,502,101)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(20,414,568)	$358,599

See Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Common Stock	$47,670	$—
Accrued discounts/premiums
Realized gain (loss)
Common Stock	—	—
Change in unrealized appreciation (depreciation)
Common Stock	14,301	—
Net purchases (sales)
Common Stock	—	—
Transfers in and/or out of Level 3
Common Stock	(61,971)	—

Balance, 06/30/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Par	Value
ASSET-BACKED SECURITIES — 5.3%
Capital One Multi-Asset Execution Trust
5.75%, 07/15/20	$6,500,000	$7,559,291
Citibank Credit Card Issuance Trust
6.15%, 06/15/39	10,650,000	13,449,998
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,830,644
Discover Card Master Trust
5.65%, 03/16/20	2,400,000	2,760,691

Total Asset-Backed Securities (Cost $21,438,694)		25,600,624

CORPORATE BONDS — 53.7%
Aflac, Inc.
8.50%, 05/15/19	1,869,000	2,252,375
6.90%, 12/17/39	943,000	983,391
Alcoa, Inc.
5.87%, 02/23/22	10,000	9,317
6.75%, 01/15/28	235,000	223,774
5.95%, 02/01/37Δ	5,326,000	4,550,518
Allegheny Technologies, Inc.
9.38%, 06/01/19	3,613,000	4,272,817
American Express Co.
8.15%, 03/19/38	6,202,000	8,362,907
American International Group, Inc.
5.45%, 05/18/17	30,000	26,775
Anadarko Petroleum Corporation
6.45%, 09/15/36Δ	1,840,000	1,467,728
Arrow Electronics, Inc.
6.88%, 07/01/13	205,000	226,435
AT&T Corporation
6.50%, 03/15/29	125,000	134,311
6.50%, 09/01/37	11,315,000	12,592,113
Avnet, Inc.
6.00%, 09/01/15	875,000	949,204
Bank of America Corporation
7.63%, 06/01/19Δ	8,290,000	9,511,971
Barclays Financial LLC
4.06%, 09/16/10 144A(W)	730,000,000	598,134
Bell South Telecommunications, Inc.
7.00%, 12/01/95	1,000,000	1,112,399
Boeing Co.
5.88%, 02/15/40	724,000	817,034
Bruce Mansfield Unit
6.85%, 06/01/34@	1,231,288	1,286,276
Camden Property Trust
5.70%, 05/15/17Δ	25,000	26,074
Caterpillar Financial Services Corporation
5.85%, 09/01/17	100,000	113,949
Caterpillar, Inc.
8.25%, 12/15/38	1,000,000	1,463,136
Chesapeake Energy Corporation
6.50%, 08/15/17	45,000	44,606
6.88%, 11/15/20Δ	320,000	324,400
Chevron Phillips Chemical Co. LLC
8.25%, 06/15/19 144A	1,185,000	1,496,625
CIT Group, Inc.
7.00%, 05/01/13	102,626	98,778
7.00%, 05/01/14Δ	153,940	145,858
7.00%, 05/01/15Δ	153,940	142,779
7.00%, 05/01/16Δ	256,570	235,403
7.00%, 05/01/17Δ	359,197	325,073
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,506,419
5.88%, 05/29/37	4,141,000	3,896,184
8.13%, 07/15/39	4,174,000	4,994,942
Comcast Corporation
5.65%, 06/15/35	660,000	652,233
6.50%, 11/15/35	555,000	605,513
6.45%, 03/15/37	2,415,000	2,619,966
6.95%, 08/15/37	625,000	713,272
Commonwealth Edison Co.
4.75%, 12/01/11@	135,000	135,455
ConocoPhillips
5.90%, 05/15/38Δ	1,000,000	1,128,731
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,959,572	2,140,833
8.31%, 04/02/18	405,483	393,319
7.57%, 03/15/20	243,334	238,833
Corning, Inc.
6.20%, 03/15/16	230,000	259,808
7.25%, 08/15/36	850,000	954,488
Cummins, Inc.
6.75%, 02/15/27	1,000,000	1,074,257
7.13%, 03/01/28	425,000	473,853
5.65%, 03/01/98	1,520,000	1,304,766
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	1,007,376
DCP Midstream LP
6.45%, 11/03/36 144A	490,000	500,031
Dillard’s, Inc.
7.75%, 07/15/26	890,000	769,850
7.00%, 12/01/28Δ	500,000	412,500
Dow Chemical Co.
9.40%, 05/15/39	4,331,000	6,042,035
Duke Realty LP
5.95%, 02/15/17Δ	70,000	71,553
First Industrial LP
7.60%, 07/15/28	1,000,000	868,597
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	945,000
Ford Motor Co.
6.63%, 10/01/28	680,000	540,600
6.38%, 02/01/29	1,255,000	966,350
General Electric Capital Corporation
4.88%, 03/04/15	510,000	544,935
5.63%, 05/01/18	30,000	31,932
6.75%, 03/15/32	4,865,000	5,251,227
6.15%, 08/07/37	6,114,000	6,223,263
5.88%, 01/14/38	150,000	147,586
Georgia-Pacific LLC
8.00%, 01/15/24	30,000	31,950
7.38%, 12/01/25	240,000	242,400
7.25%, 06/01/28	300,000	297,750
7.75%, 11/15/29	2,700,000	2,740,500
8.88%, 05/15/31	60,000	65,550
GMAC, Inc.
6.88%, 08/28/12Δ	158,000	159,185
8.00%, 11/01/31Δ	199,000	184,572

See Notes to Financial Statements.

	Par	Value
Goldman Sachs Group, Inc.
5.00%, 10/01/14	$815,000	$847,940
5.38%, 03/15/20	415,000	410,834
GTE Corporation
6.94%, 04/15/28	10,000	11,030
Halliburton Co.
7.45%, 09/15/39	3,070,000	3,657,709
HCA, Inc.
7.58%, 09/15/25	1,000,000	885,000
7.05%, 12/01/27	500,000	427,500
HCP, Inc.
6.00%, 03/01/15Δ	1,500,000	1,582,992
Highwoods Realty LP
5.85%, 03/15/17	260,000	259,752
7.50%, 04/15/18	1,500,000	1,614,974
Historic TW, Inc.
6.63%, 05/15/29	60,000	66,217
Home Depot, Inc.
5.88%, 12/16/36	875,000	899,997
HSBC Bank USA NA
7.00%, 01/15/39	5,948,000	6,706,834
Intel Corporation
3.25%, 08/01/39 CONV 144AΔ	1,155,000	1,306,594
International Lease Finance Corporation
5.65%, 06/01/14Δ	105,000	93,712
8.63%, 09/15/15 144A	5,000	4,750
International Paper Co.
8.70%, 06/15/38Δ	2,643,000	3,381,428
iStar Financial, Inc.
8.63%, 06/01/13	635,000	520,700
5.95%, 10/15/13Δ	305,000	244,000
5.70%, 03/01/14	1,171,000	875,322
JC Penney Corporation, Inc.
6.38%, 10/15/36	414,000	393,300
JPMorgan Chase Capital XXV
6.80%, 10/01/37	5,360,000	5,313,947
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	265,062
Kraft Foods, Inc.
6.50%, 11/01/31	1,700,000	1,872,003
7.00%, 08/11/37	525,000	620,630
6.88%, 02/01/38	3,243,000	3,781,954
6.50%, 02/09/40	3,928,000	4,408,104
Lennar Corporation
5.60%, 05/31/15Δ	935,000	827,475
6.50%, 04/15/16	625,000	562,500
Lowe’s Cos., Inc.
6.65%, 09/15/37	1,362,000	1,646,477
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	226,800
Manufacturers & Traders Trust Co.
6.63%, 12/04/17	8,970,000	9,956,314
Mead Corporation
7.55%, 03/01/47	515,000	462,966
MetLife, Inc.
7.72%, 02/15/19	7,300,000	8,702,717
Morgan Stanley
4.75%, 04/01/14	100,000	100,257
5.45%, 01/09/17	5,000	4,963
5.55%, 04/27/17	185,000	183,754
6.63%, 04/01/18	70,000	73,480
5.63%, 09/23/19	195,000	188,979
6.25%, 08/09/26	100,000	98,604
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	500,000	587,911
7.30%, 01/15/28	690,000	795,851
Motorola, Inc.
6.50%, 09/01/25	265,000	264,490
6.50%, 11/15/28Δ	725,000	733,551
6.63%, 11/15/37	275,000	283,311
Nextel Communications, Inc.
6.88%, 10/31/13Δ	215,000	209,356
5.95%, 03/15/14	325,000	303,062
7.38%, 08/01/15	550,000	525,250
NGPL PipeCo LLC
7.12%, 12/15/17 144AΔ	640,000	611,265
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	1,091,175
6.40%, 03/15/18	1,640,000	1,807,318
Nortel Networks Capital Corporation
7.88%, 06/15/26#	450,000	303,750
Owens Corning, Inc.
6.50%, 12/01/16Δ	240,000	255,692
7.00%, 12/01/36	3,940,000	3,932,569
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	1,719,744
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,401,575
Prologis
5.63%, 11/15/15	35,000	33,603
Pulte Homes, Inc.
5.20%, 02/15/15	38,000	35,910
7.88%, 06/15/32Δ	1,500,000	1,308,750
6.38%, 05/15/33	1,000,000	775,000
Qwest Corporation
7.25%, 09/15/25	1,000,000	965,000
6.88%, 09/15/33	2,250,000	2,075,625
Sempra Energy
6.00%, 10/15/39	8,268,000	8,803,791
SLM Corporation
5.00%, 10/01/13	250,000	239,167
5.38%, 05/15/14	200,000	183,026
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	1,861,622
Sprint Capital Corporation
6.90%, 05/01/19	55,000	50,050
6.88%, 11/15/28Δ	2,350,000	1,962,250
8.75%, 03/15/32	20,000	19,200
Target Corporation
6.50%, 10/15/37Δ	5,400,000	6,533,006
7.00%, 01/15/38	2,330,000	2,986,769
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	796,392
Textron, Inc.
6.63%, 04/07/20(U)	160,000	226,768
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,134,343
6.75%, 06/15/39Δ	3,770,000	4,178,766
Time Warner, Inc.
7.63%, 04/15/31	35,000	42,223
6.50%, 11/15/36	40,000	43,645

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Time Warner Entertainment Co. LP
8.38%, 07/15/33	$1,049,000	$1,305,817
Toll Brothers Finance Corporation
5.15%, 05/15/15Δ	1,285,000	1,260,873
Toro Co.
6.63%, 05/01/37@	300,000	305,270
Union Pacific Resources Group
7.15%, 05/15/28	250,000	216,672
UnitedHealth Group, Inc.
5.80%, 03/15/36	2,095,000	2,112,986
6.50%, 06/15/37Δ	767,000	830,318
6.63%, 11/15/37Δ	2,526,000	2,785,759
Verizon Communications, Inc.
5.85%, 09/15/35	2,420,000	2,504,594
6.40%, 02/15/38	968,000	1,070,423
6.90%, 04/15/38	1,000,000	1,172,631
8.95%, 03/01/39	105,000	149,216
7.35%, 04/01/39Δ	979,000	1,207,688
Verizon Maryland, Inc.
5.13%, 06/15/33	175,000	155,271
Verizon New York, Inc.
7.38%, 04/01/32	385,000	436,606
Wachovia Bank NA
5.85%, 02/01/37	6,077,000	6,054,880
6.60%, 01/15/38	3,757,000	4,098,635
WellPoint, Inc.
5.95%, 12/15/34	846,000	866,344
6.38%, 06/15/37Δ	2,766,000	2,995,249
Western Union Co.
6.20%, 11/17/36Δ	5,155,000	5,515,015
Weyerhaeuser Co.
6.88%, 12/15/33	580,000	544,497
8.50%, 01/15/25	520,000	568,579
Williams Cos., Inc.
7.50%, 01/15/31	926,000	987,648
7.75%, 06/15/31	60,000	64,633
8.75%, 03/15/32	52,000	60,842
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,511,517
XTO Energy, Inc.
6.10%, 04/01/36	50,000	59,417

Total Corporate Bonds (Cost $236,888,874)		258,341,501

FOREIGN BONDS — 30.1%
Australia — 2.7%
Barrick Australian Finance, Ltd.
5.95%, 10/15/39	5,383,000	5,756,823
General Electric Capital Australia Funding, Ltd.
8.00%, 02/13/12(A)	60,000	52,286
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	1,125,000	955,644
6.00%, 05/01/12(A)	60,000	51,612
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	357,960
Queensland Treasury Corporation
6.00%, 06/14/11(A)	785,000	669,314
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/28Δ	4,157,000	4,950,347

		12,793,986

Brazil — 0.3%
Federative Republic of Brazil
10.25%, 01/10/28(B)Δ	2,525,000	1,418,127

Canada — 6.1%
British Columbia Generic Residual
2.71%, 06/09/14 STRIP(C)Ω	7,230,000	6,094,037
Canada Generic Residual
3.69%, 06/01/25 STRIP(C)Ω	3,685,000	2,009,122
Canadian Pacific Railroad Co. NY
7.13%, 10/15/31	500,000	578,363
Methanex Corporation
6.00%, 08/15/15	25,000	24,335
Ontario Generic Residual
4.46%, 07/13/22 STRIP(C)Ω	3,900,000	2,141,913
4.85%, 03/08/29 STRIP(C)Ω	7,000,000	2,719,515
Saskatchewan Residual
2.69%, 04/10/14 STRIP(C)Ω	6,500,000	5,482,824
4.23%, 02/04/22 STRIP(C)Ω	3,000,000	1,664,563
Talisman Energy, Inc.
5.85%, 02/01/37Δ	670,000	698,777
6.25%, 02/01/38	450,000	481,624
TransCanada Pipelines, Ltd.
6.20%, 10/15/37	6,291,000	6,862,531
7.63%, 01/15/39	360,000	461,442

		29,219,046

Cayman Islands — 0.6%
Enersis SA
7.40%, 12/01/16	625,000	715,294
Transocean, Inc.
1.50%, 12/15/37 CONVΔ	60,000	49,950
XL Capital, Ltd.
6.38%, 11/15/24Δ	585,000	605,575
6.25%, 05/15/27Δ	1,530,000	1,454,253

		2,825,072

Finland — 0.3%
Nokia OYJ
6.63%, 05/15/39	1,411,000	1,555,014

France — 1.7%
EDF SA
6.95%, 01/26/39 144AΔ	1,400,000	1,693,188
5.60%, 01/27/40 144AΔ	6,020,000	6,224,680

		7,917,868

Ireland — 0.0%
Elan Finance PLC
8.88%, 12/01/13Δ	85,000	85,637

Italy — 1.8%
Telecom Italia Capital SA
6.38%, 11/15/33Δ	410,000	368,197
6.00%, 09/30/34Δ	415,000	356,593
7.72%, 06/04/38Δ	7,569,000	7,772,576

		8,497,366

See Notes to Financial Statements.

	Par	Value
Luxembourg — 2.4%
Covidien International Finance SA
6.55%, 10/15/37	$4,807,000	$5,836,092
Enel Finance International SA
6.80%, 09/15/37 144AΔ	4,852,000	5,205,599
6.00%, 10/07/39 144A	745,000	719,164

		11,760,855

Malaysia — 0.1%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	284,523

Mexico — 1.0%
Mexican Bonos
9.00%, 12/20/12(M)	11,350,000	951,929
7.25%, 12/15/16(M)	13,150,000	1,055,107
8.00%, 12/07/23(M)	34,000,000	2,805,325

		4,812,361

Netherlands — 1.9%
Koninklijke Philips Electronics NV
6.88%, 03/11/38	7,500,000	9,281,655

Norway — 0.4%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	92,473
4.25%, 05/19/17(K)Δ	11,940,000	1,997,023

		2,089,496

Philippines — 0.1%
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	325,000	325,812

Singapore — 0.7%
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	4,700,000	3,388,820

Spain — 0.3%
Telefonica Emisiones SAU
5.13%, 04/27/20Δ	1,650,000	1,656,943

Supranational — 1.2%
Inter-American Development Bank
6.00%, 12/15/17(Z)	7,865,000	5,602,034

United Kingdom — 8.5%
Barclays Bank PLC
10.18%, 06/12/21 144A	7,312,000	9,173,284
HSBC Holdings PLC
6.80%, 06/01/38	2,000,000	2,162,364
Lloyds TSB Bank PLC
5.80%, 01/13/20 144A	10,514,000	9,941,849
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	1,895,000	1,924,181
Standard Chartered Bank
6.40%, 09/26/17 144AΔ	9,477,000	10,225,683
Tesco PLC
6.15%, 11/15/37 144AΔ	5,800,000	6,517,350
Vodafone Group PLC
6.15%, 02/27/37	1,000,000	1,040,294

		40,985,005

Total Foreign Bonds (Cost $131,666,341)		144,499,620

MORTGAGE-BACKED SECURITY — 0.0%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31 (Cost $130,799)	138,351	147,267

MUNICIPAL BONDS — 4.7%
Los Angeles Unified School District, Series KRY General Obligation Bond
5.76%, 07/01/29	2,280,000	2,256,106
5.75%, 07/01/34	3,415,000	3,347,417
New Jersey State Turnpike Authority Series F Revenue Bond
7.41%, 01/01/40	2,342,000	2,855,132
New York City Municipal Water Finance Authority
6.01%, 06/15/42	3,295,000	3,499,158
North Texas Tollway Authority Revenue Bond
6.72%, 01/01/49	3,620,000	3,917,637
State of California General Obligation Bond
7.50%, 04/01/34	2,135,000	2,280,607
7.55%, 04/01/39	2,260,000	2,427,353
7.30%, 10/01/39	2,000,000	2,084,180

Total Municipal Bonds (Cost $21,700,537)		22,667,590

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bond
4.50%, 08/15/39Δ	1,757,000	1,935,446

U.S. Treasury STRIPS
4.13%, 05/15/38ΩΔ	31,240,000	10,027,228
4.16%, 05/15/40Ω	8,000,000	2,345,344

		12,372,572

Total U.S. Treasury Obligations (Cost $13,959,901)		14,308,018

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation CONV	330	26,961
El Paso Energy Capital Trust I CONVΔ	5,350	194,419
Preferred Blocker (GMAC), Inc.	82	63,737

Total Preferred Stocks (Cost $278,115)		285,117

MONEY MARKET FUNDS — 12.6%
GuideStone Money Market Fund (GS4 Class)¥	12,867,142	12,867,142
Northern Institutional Liquid Assets Portfolio§	47,802,134	47,802,134

Total Money Market Funds (Cost $60,669,276)		60,669,276

See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND SCHEDULE OF INVESTMENTS (Continued)

Value
TOTAL INVESTMENTS — 109.5% (Cost $486,732,537)	$526,519,013
Liabilities in Excess of Other Assets — (9.5)%	(45,794,109)

NET ASSETS — 100.0%	$480,724,904

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

	%
Corporate Bonds	53.7
Foreign Bonds	30.1
Money Market Funds	12.6
Asset-Backed Securities	5.3
Municipal Bonds	4.7
U.S. Treasury Obligations	3.0
Preferred Stocks	0.1
Mortgage-Backed Security	—	**

	109.5

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Money Market Funds	$60,669,276	$—
Preferred Stocks	285,117	—
Level 2 — Other Significant Observable Inputs
Asset-Backed Securities	25,600,624	—
Corporate Bonds	258,341,501	—
Foreign Bonds	144,499,620	—
Mortgage-Backed Security	147,267	—
Municipal Bonds	22,667,590	—
U.S. Treasury Obligations	14,308,018	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$526,519,013	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements

INFLATION PROTECTED BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 94.3%
U.S. Treasury Inflationary Index Bonds
2.38%, 04/15/11	$5,315,000	$5,938,200
3.38%, 01/15/12	4,000,000	5,180,128
2.00%, 04/15/12	1,660,000	1,848,803
3.00%, 07/15/12Δ	4,580,000	5,911,747
0.63%, 04/15/13Δ	600,000	632,117
1.88%, 07/15/13Δ	6,385,000	8,023,197
2.00%, 01/15/14	1,405,000	1,767,436
1.25%, 04/15/14Δ	2,740,000	2,950,060
2.00%, 07/15/14Δ‡‡	3,585,000	4,453,122
1.63%, 01/15/15Δ	190,000	229,254
0.50%, 04/15/15	3,225,000	3,291,011
1.88%, 07/15/15Δ	2,010,000	2,416,556
2.00%, 01/15/16	3,415,000	4,051,190
2.50%, 07/15/16	1,290,000	1,551,321
2.38%, 01/15/17Δ	1,965,000	2,347,678
2.63%, 07/15/17	2,125,000	2,524,111
1.63%, 01/15/18Δ	1,220,000	1,339,714
1.38%, 07/15/18	3,285,000	3,446,478
2.13%, 01/15/19	925,000	1,026,368
1.88%, 07/15/19Δ	1,060,000	1,161,874
1.38%, 01/15/20Δ	2,550,000	2,636,301
2.38%, 01/15/25Δ	3,920,000	5,041,724
2.00%, 01/15/26	2,730,000	3,179,078
2.38%, 01/15/27Δ	2,740,000	3,289,112
1.75%, 01/15/28Δ	4,950,000	5,237,742
3.63%, 04/15/28	835,000	1,459,982
2.50%, 01/15/29Δ	3,475,000	3,998,877
3.88%, 04/15/29Δ	2,780,000	4,958,596
3.38%, 04/15/32	300,000	480,849
2.13%, 02/15/40Δ	2,677,000	2,968,097

		93,340,723

U.S. Treasury Note 2.13%, 05/31/15Δ	4,750,000	4,832,394

Total U.S. Treasury Obligations (Cost $94,580,634)		98,173,117

	Shares
MONEY MARKET FUNDS — 12.0%
GuideStone Money Market Fund (GS4 Class)¥	5,947,208	5,947,208
Northern Institutional Liquid Assets Portfolio§	6,510,959	6,510,959

Total Money Market Funds (Cost $12,458,167)		12,458,167

TOTAL INVESTMENTS — 106.3% (Cost $107,038,801)		110,631,284
Liabilities in Excess of Other Assets — (6.3)%		(6,578,023)

NET ASSETS — 100.0%		$104,053,261

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	94.3
Money Market Funds	12.0
Futures Contracts	5.1

111.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Futures Contracts	$—	$(5,722)
Money Market Funds	12,458,167	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	98,173,117	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$110,631,284	$(5,722)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GLOBAL BOND FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Par	Value
AGENCY OBLIGATION — 0.0%
Federal Home Loan Mortgage Corporation
0.19%, 08/23/10‡‡
(Cost $2,999)	$3,000	$3,000

ASSET-BACKED SECURITIES — 1.7%
Bear Stearns Asset-Backed Securities Trust
0.83%, 10/25/33 STEP	105,611	91,057
Capital One Multi-Asset Execution Trust
0.38%, 03/16/15†	330,000	327,755
Carrington Mortgage Loan Trust
0.67%, 10/25/35†	67,334	63,534
Chase Issuance Trust
0.60%, 04/15/19†	760,000	728,001
Citibank Credit Card Issuance Trust
6.30%, 06/20/14	710,000	758,637
Discover Card Master Trust I
0.44%, 06/16/15†	655,000	649,172
GMAC Mortgage Corporation Loan Trust
0.53%, 12/25/36†	1,205,479	646,999
Lehman XS Trust
0.44%, 02/25/37†	244,592	218,749
Morgan Stanley Mortgage Loan Trust
0.47%, 10/25/36†	3,600	3,582
Origen Manufactured Housing
0.50%, 11/15/18†	54,488	50,676
Residential Asset Securities Corporation
6.35%, 03/25/32	54,852	45,561
Security National Mortgage Loan Trust
0.63%, 01/25/37 144A†	149,386	136,564

Total Asset-Backed Securities (Cost $4,121,598)		3,720,287

CORPORATE BONDS — 46.6%
ACCO Brands Corporation
10.63%, 03/15/15Δ	105,000	114,450
AES Corporation
8.38%, 03/01/11(U)	50,000	76,012
8.00%, 10/15/17Δ	665,000	674,975
Alcoa, Inc.
5.87%, 02/23/22	5,000	4,658
6.75%, 01/15/28	185,000	176,162
5.95%, 02/01/37Δ	65,000	55,536
Allied Waste North America, Inc.
7.13%, 05/15/16	225,000	241,602
Altegrity, Inc.
10.50%, 11/01/15 144A@	150,000	143,250
American Express Credit Corporation
5.13%, 08/25/14	390,000	419,982
American General Finance Corporation
5.75%, 09/15/16	700,000	542,500
6.50%, 09/15/17	400,000	314,000
6.90%, 12/15/17Δ	200,000	160,250
American Greetings Corporation
7.38%, 06/01/16	30,000	30,075
American International Group, Inc.
5.45%, 05/18/17	25,000	22,313
Anadarko Petroleum Corporation
5.95%, 09/15/16Δ	130,000	112,030
Appleton Papers, Inc.
11.25%, 12/15/15 144A	102,000	87,210
Ashland, Inc.
9.13%, 06/01/17	650,000	715,000
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	140,000	137,900
Ashton Woods USA LLC 22.62%,
06/30/15 STEP 144AΩ@	20,800	12,168
Associates Corporation of North America
6.95%, 11/01/18	125,000	128,156
Astoria Depositor Corporation
8.14%, 05/01/21 144A	130,000	128,700
AT&T Corporation
6.50%, 03/15/29	580,000	623,202
AT&T, Inc.
6.45%, 06/15/34	115,000	125,566
6.55%, 02/15/39	220,000	247,264
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	1,097,154
Bank of America Corporation
4.63%, 02/07/17(E)Δ	300,000	354,241
Belden & Blake Corporation
8.75%, 07/15/12	165,000	154,688
Berry Petroleum Co.
10.25%, 06/01/14	80,000	86,400
Biomet, Inc.
10.00%, 10/15/17Δ	20,000	21,600
10.38%, 10/15/17 PIK	535,000	577,800
Boston Scientific Corporation
7.00%, 11/15/35	215,000	209,141
Buffets Restaurants Holdings, Inc.
12.50%, 11/01/14#@	105,000	10
CC Holdings GS V LLC
7.75%, 05/01/17 144A	350,000	371,875
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18Δ	260,000	338,571
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144AΔ	100,000	93,500
Ceridian Corporation
12.25%, 11/15/15 144AΔ	63,900	57,670
Charter Communications Operating LLC
10.88%, 09/15/14 144A	140,000	156,100
Chesapeake Energy Corporation
6.50%, 08/15/17Δ	1,190,000	1,179,588
6.25%, 01/15/18	30,000	30,450
7.25%, 12/15/18	110,000	114,125
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	443,250

See Notes to Financial Statements.

	Par	Value
CII Carbon LLC
11.13%, 11/15/15 144AΔ	$190,000	$185,725
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28Δ	155,000	107,725
CIT Group, Inc.
7.00%, 05/01/13	61,634	59,323
7.00%, 05/01/14Δ	92,453	87,599
7.00%, 05/01/15Δ	92,453	85,750
7.00%, 05/01/16Δ	154,090	141,378
7.00%, 05/01/17Δ	215,726	195,232
Citigroup, Inc.
6.38%, 08/12/14	1,355,000	1,440,514
7.38%, 09/04/19(E)	490,000	671,410
CMP Susquehanna Radio Holdings Corporation
9.88%, 05/15/14 144A@	6,000	1,806
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	21,801
6.80%, 11/15/15	125,000	144,657
Comcast Corporation
6.50%, 01/15/17	60,000	68,843
5.15%, 03/01/20	320,000	335,661
5.65%, 06/15/35	325,000	321,175
Community Health Systems, Inc.
8.88%, 07/15/15	100,000	103,375
Complete Production Services, Inc.
8.00%, 12/15/16Δ	80,000	78,600
Consol Energy, Inc.
8.25%, 04/01/20 144AΔ	210,000	219,975
Continental Airlines, Inc.
9.00%, 07/08/16Δ	1,224,733	1,338,021
5.98%, 04/19/22Δ	535,348	525,177
Countrywide Financial Corporation
5.80%, 06/07/12	90,000	94,682
6.25%, 05/15/16	280,000	292,255
Cricket Communications, Inc.
7.75%, 05/15/16Δ	150,000	153,750
Cummins, Inc.
5.65%, 03/01/98	1,500,000	1,287,598
CVS Caremark Corporation
6.60%, 03/15/19	290,000	338,039
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	230,000	228,850
Delta Air Lines, Inc.
9.50%, 09/15/14 144AΔ	40,000	42,200
8.02%, 08/10/22	101,568	96,744
Deutsche Postbank Funding Trust IV
5.98%, 06/29/49(E)	300,000	238,456
Developers Diversified Realty Corporation
5.38%, 10/15/12	315,000	311,270
DI Finance
9.50%, 02/15/13	145,000	149,531
DISH DBS Corporation
7.00%, 10/01/13Δ	600,000	621,000
Dynegy Holdings, Inc.
7.50%, 06/01/15Δ	307,000	244,449
7.75%, 06/01/19	646,000	449,778
Edison Mission Energy
7.63%, 05/15/27	180,000	103,050
El Paso Corporation
8.25%, 02/15/16	335,000	352,588
El Paso Natural Gas Co.
8.63%, 01/15/22Δ	90,000	107,796
8.38%, 06/15/32	75,000	88,124
El Pollo Loco, Inc.
11.75%, 12/01/12	20,000	20,100
11.75%, 11/15/13	175,000	136,500
Embarq Corporation
8.00%, 06/01/36	1,245,000	1,238,917
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK	837,404	548,500
6.50%, 11/15/24	370,000	168,350
6.55%, 11/15/34	300,000	135,000
Energy Transfer Partners LP
9.00%, 04/15/19Δ	100,000	117,787
Enterprise Products Operating LLC
9.75%, 01/31/14	160,000	193,188
8.38%, 08/01/66Δ	60,000	59,995
Erac USA Finance Co.
6.38%, 10/15/17 144A	245,000	276,198
7.00%, 10/15/37 144A	1,065,000	1,164,222
First Niagara Financial Group, Inc.
6.75%, 03/19/20	1,140,000	1,198,811
FirstEnergy Corporation
7.38%, 11/15/31	285,000	301,327
Ford Motor Co.
4.25%, 11/15/16	830,000	1,038,538
6.63%, 10/01/28	850,000	675,750
Ford Motor Credit Co., LLC
3.05%, 01/13/12†Δ	37,500	36,469
7.50%, 08/01/12	500,000	511,530
7.00%, 10/01/13Δ	650,000	663,255
12.00%, 05/15/15	250,000	289,672
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	330,000	363,472
Freescale Semiconductor, Inc.
10.13%, 12/15/16Δ	130,000	104,650
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	42,464
Frontier Communications Corporation
7.13%, 03/15/19Δ	120,000	111,600
7.88%, 01/15/27	405,000	367,538
General Electric Capital Corporation
3.49%, 03/08/12(G)	200,000	145,954
7.63%, 12/10/14(Z)	905,000	660,428
4.88%, 03/04/15	370,000	395,345
6.50%, 09/28/15(Z)	255,000	177,221
6.75%, 09/26/16(Z)	150,000	105,551
5.63%, 05/01/18	25,000	26,610
6.00%, 08/07/19	410,000	444,638
6.75%, 03/15/32	30,000	32,382
5.88%, 01/14/38	100,000	98,390
Georgia-Pacific LLC
8.00%, 01/15/24Δ	355,000	378,075
8.88%, 05/15/31	785,000	857,612
GMAC, Inc.
5.38%, 06/06/11Δ	415,000	416,038

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.00%, 12/15/11	$1,016,000	$1,026,160
7.50%, 12/31/13 144A	87,000	87,653
6.75%, 12/01/14 144A	399,000	390,022
8.00%, 12/31/18 144A	104,000	96,720
8.00%, 11/01/31Δ	389,000	360,798
Goldman Sachs Group, Inc.
5.00%, 10/01/14	600,000	624,250
5.13%, 10/23/19(E)	500,000	600,743
5.38%, 03/15/20	300,000	296,988
4.75%, 10/12/21(E)	407,000	437,802
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	591,675
GXS Worldwide, Inc.
9.75%, 06/15/15 144AΔ	570,000	547,200
H&E Equipment Services, Inc.
8.38%, 07/15/16Δ	120,000	113,400
Hanover Insurance Group, Inc.
7.50%, 03/01/20Δ	385,000	416,599
Hawaiian Telcom Communi- cations, Inc.
12.50%, 05/01/15#@	65,000	7
HCA, Inc.
8.75%, 11/01/10(U)	140,000	211,527
7.88%, 02/01/11	240,000	244,800
6.25%, 02/15/13	480,000	474,000
5.75%, 03/15/14	40,000	37,400
6.38%, 01/15/15Δ	870,000	816,712
7.19%, 11/15/15	205,000	182,962
6.50%, 02/15/16	220,000	206,250
9.25%, 11/15/16	60,000	63,750
9.63%, 11/15/16 PIK	596	639
7.50%, 12/15/23	555,000	493,950
8.36%, 04/15/24	90,000	84,150
7.69%, 06/15/25	775,000	697,500
7.58%, 09/15/25	570,000	504,450
Hercules Offshore, Inc.
10.50%, 10/15/17 144AΔ	80,000	71,400
Hertz Corporation
8.88%, 01/01/14	250,000	254,375
Hess Corporation
8.13%, 02/15/19Δ	220,000	274,687
Hexion US Finance Corporation
9.75%, 11/15/14Δ	1,170,000	1,111,500
Highwoods Realty LP
5.85%, 03/15/17	180,000	179,828
Home Depot, Inc.
5.88%, 12/16/36	1,690,000	1,738,280
Host Hotels & Resorts LP
2.63%, 04/15/27 144A	750,000	714,375
Idearc, Inc.
0.00%, 11/15/16+#Ω	185,000	—
Intel Corporation
2.95%, 12/15/35Δ	580,000	553,900
3.25%, 08/01/39 CONV 144AΔ	460,000	520,375
Intelsat Corporation
9.25%, 08/15/14Δ	270,000	277,425
International Lease Finance Corporation
5.63%, 09/15/10Δ	115,000	115,144
5.13%, 11/01/10	100,000	99,375
5.55%, 09/05/12	50,000	47,250
6.38%, 03/25/13Δ	245,000	230,912
5.65%, 06/01/14Δ	90,000	80,325
8.63%, 09/15/15 144A	215,000	204,250
International Paper Co.
7.95%, 06/15/18	635,000	757,173
iStar Financial, Inc.
5.65%, 09/15/11Δ	92,000	83,720
5.50%, 06/15/12	75,000	62,250
8.63%, 06/01/13	75,000	61,500
5.95%, 10/15/13Δ	954,000	763,200
5.70%, 03/01/14	62,000	46,345
6.05%, 04/15/15Δ	20,000	14,600
5.88%, 03/15/16Δ	22,000	15,620
Jarden Corporation
7.50%, 01/15/20(E)	119,000	140,062
JC Penney Corporation, Inc.
6.38%, 10/15/36	650,000	617,500
7.63%, 03/01/38	1,300,000	1,215,500
Jones Apparel Group, Inc.
6.13%, 11/15/34	135,000	108,844
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)	250,000	303,009
K Hovnanian Enterprises, Inc.
6.38%, 12/15/14	795,000	600,225
Kerr-McGee Corporation
6.95%, 07/01/24	30,000	27,318
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,060,000	1,146,602
6.50%, 02/01/37	75,000	76,674
6.95%, 01/15/38	90,000	95,940
Kraft Foods, Inc.
5.38%, 02/10/20Δ	380,000	407,957
L-3 Communications Corporation
6.38%, 10/15/15	450,000	452,250
Lehman Brothers Holdings, Inc.
5.25%, 02/06/12#	130,000	26,325
Lennar Corporation
5.60%, 05/31/15Δ	1,400,000	1,239,000
Level 3 Communications, Inc.
3.50%, 06/15/12Δ	195,000	178,912
Level 3 Financing, Inc.
9.25%, 11/01/14	260,000	237,250
8.75%, 02/15/17Δ	1,185,000	1,030,950
Mariner Energy, Inc.
8.00%, 05/15/17	70,000	76,825
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33Δ	1,000,000	935,381
Masco Corporation
6.13%, 10/03/16	265,000	256,728
5.85%, 03/15/17	90,000	87,915
6.50%, 08/15/32	145,000	122,909
Maxtor Corporation
5.75%, 03/01/12@	91,000	89,180
MBIA Insurance Corporation
14.00%, 01/15/33 144AΔ	435,000	202,275
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	700,460
6.11%, 01/29/37	1,300,000	1,184,301
Metals USA, Inc.
11.13%, 12/01/15	140,000	147,700
Michaels Stores, Inc.
10.00%, 11/01/14	70,000	72,625

See Notes to Financial Statements.

	Par	Value
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	$165,630	$177,638
Morgan Stanley
4.75%, 04/01/14	50,000	50,128
Motorola, Inc.
6.50%, 09/01/25	720,000	718,615
6.50%, 11/15/28Δ	155,000	156,828
6.63%, 11/15/37	625,000	643,889
Motors Liquidation Co.
8.38%, 07/05/33(E)#	250,000	106,235
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,187,674
Neiman-Marcus Group, Inc.
9.00%, 10/15/15 PIKΔ	381,595	384,457
7.13%, 06/01/28	30,000	27,150
Nevada Power Co.
5.88%, 01/15/15	100,000	111,542
NewPage Corporation
11.38%, 12/31/14 144AΔ	285,000	260,062
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	904,525
7.38%, 08/01/15	1,615,000	1,542,325
NRG Energy, Inc.
7.38%, 02/01/16	750,000	748,125
Owens Corning, Inc.
7.00%, 12/01/36	220,000	219,585
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144AΔ	760,000	702,050
Oxford Industries, Inc.
11.38%, 07/15/15 144A	135,000	149,175
Panhandle Eastern Pipeline Co. LP
7.00%, 06/15/18	1,100,000	1,180,978
Peabody Energy Corporation
6.88%, 03/15/13Δ	5,000	5,063
Pemex Project Funding Master Trust
6.63%, 06/15/35Δ	1,240,000	1,281,611
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	673,157
PetroHawk Energy Corporation
9.13%, 07/15/13	70,000	73,325
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	903,580
7.20%, 01/15/28	315,000	302,598
Plains Exploration & Production Co.
10.00%, 03/01/16Δ	75,000	80,625
8.63%, 10/15/19Δ	55,000	55,962
ProLogis
6.63%, 05/15/18Δ	15,000	14,313
2.25%, 04/01/37	580,000	548,825
1.88%, 11/15/37Δ	545,000	491,863
Quicksilver Resources, Inc.
11.75%, 01/01/16	95,000	105,212
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	212,625
Qwest Corporation
7.88%, 09/01/11	100,000	104,500
3.79%, 06/15/13†	100,000	99,500
7.63%, 06/15/15	300,000	322,500
6.50%, 06/01/17Δ	65,000	65,813
7.50%, 06/15/23	110,000	105,875
7.25%, 09/15/25	105,000	101,325
6.88%, 09/15/33	2,500,000	2,306,250
7.25%, 10/15/35	110,000	101,475
RailAmerica, Inc.
9.25%, 07/01/17	652,000	686,230
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144AΔ	80,000	86,200
Sandridge Energy, Inc.
9.88%, 05/15/16 144A	185,000	188,700
Service Corporation International
7.50%, 04/01/27	75,000	66,750
Simon Property Group LP
5.75%, 12/01/15	25,000	27,516
5.88%, 03/01/17	15,000	16,240
SLM Corporation
5.38%, 01/15/13	650,000	630,675
5.00%, 10/01/13	300,000	287,000
4.75%, 03/17/14(E)	170,000	186,592
5.38%, 05/15/14	1,000,000	915,130
8.45%, 06/15/18	769,000	710,632
8.00%, 03/25/20	80,000	70,368
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	70,513
Sprint Capital Corporation
8.38%, 03/15/12	60,000	63,225
6.90%, 05/01/19	1,040,000	946,400
6.88%, 11/15/28	200,000	167,000
8.75%, 03/15/32	755,000	724,800
Steel Dynamics, Inc.
7.38%, 11/01/12Δ	45,000	46,800
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	116,875
Tenet Healthcare Corporation
9.00%, 05/01/15 144AΔ	85,000	90,312
10.00%, 05/01/18 144A	55,000	61,050
8.88%, 07/01/19 144A	377,000	401,505
6.88%, 11/15/31	85,000	66,725
Textron Financial Corporation
5.13%, 08/15/14	30,000	29,692
Textron, Inc.
6.20%, 03/15/15	255,000	274,737
7.25%, 10/01/19Δ	175,000	200,129
6.63%, 04/07/20(U)	130,000	184,249
Time Warner Cable, Inc.
5.85%, 05/01/17	1,200,000	1,319,408
8.75%, 02/14/19	190,000	240,112
8.25%, 04/01/19	180,000	221,724
Toledo Edison Co.
6.15%, 05/15/37	125,000	134,317
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	316,575
United Air Lines, Inc.
10.40%, 11/01/16Δ	774,746	832,852
United Rentals North America, Inc.
7.75%, 11/15/13Δ	505,000	491,112
7.00%, 02/15/14Δ	655,000	618,975
UnitedHealth Group, Inc.
5.80%, 03/15/36	790,000	796,782
Universal Hospital Services, Inc.
4.13%, 06/01/15†	20,000	16,900

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
8.50%, 06/01/15 PIK	$20,000	$19,800
Univision Communications, Inc.
12.00%, 07/01/14 144A	215,000	231,663
US Oncology Holdings, Inc.
6.64%, 03/15/12 PIK†	150,000	140,250
US Oncology, Inc.
9.13%, 08/15/17	155,000	160,038
USG Corporation
6.30%, 11/15/16	1,250,000	1,084,375
Valor Telecommunications Enterprises Finance Corporation
7.75%, 02/15/15	125,000	127,574
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	105,000	101,325
Verizon Communications, Inc.
5.85%, 09/15/35	4,000	4,140
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	100,000	88,726
Verizon New York, Inc.
7.38%, 04/01/32	115,000	130,415
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	89,311
Wachovia Corporation
5.25%, 08/01/14	120,000	127,195
WEA Finance LLC
6.75%, 09/02/19 144A	780,000	868,438
WellPoint, Inc.
7.00%, 02/15/19	80,000	95,051
Western Union Co.
6.20%, 11/17/36	620,000	663,300
Westvaco Corporation
8.20%, 01/15/30	150,000	158,668
7.95%, 02/15/31Δ	135,000	141,633
Weyerhaeuser Co.
6.88%, 12/15/33	490,000	460,006
8.50%, 01/15/25	405,000	442,836
6.95%, 10/01/27	55,000	52,526
7.38%, 03/15/32	370,000	366,504
White Mountains Re Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,253,020
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	133,250
Williams Cos., Inc.
7.50%, 01/15/31	97,000	103,458
Williams Partners LP
5.25%, 03/15/20Δ	220,000	225,390
Windstream Corporation
8.63%, 08/01/16	650,000	658,125
Worthington Industries, Inc.
6.50%, 04/15/20	265,000	289,518
Wyndham Worldwide Corporation
6.00%, 12/01/16	340,000	330,289
7.38%, 03/01/20	380,000	390,493

Total Corporate Bonds (Cost $97,468,965)		103,550,738

FOREIGN BONDS — 32.7%
Argentina — 0.3%
Pan American Energy LLC
7.88%, 05/07/21 144A	120,000	120,600
Republic of Argentina
7.00%, 09/12/13	488,000	437,199

		557,799

Australia — 1.4%
FMG Finance Party, Ltd.
9.75%, 09/01/13(E)	80,000	101,741
New South Wales Treasury Corporation
7.00%, 12/01/10(A)	2,825,000	2,399,729
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	206,370
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	260,000	341,743

		3,049,583

Austria — 0.1%
PE Paper Escrow GmbH
11.75%, 08/01/14 144A(E)	192,000	254,745

Bermuda — 0.0%
NCL Corporation, Ltd.
11.75%, 11/15/16Δ	80,000	84,000

Brazil — 3.4%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/12(B)	2,966,000	1,598,112
10.00%, 01/01/17(B)	1,117,000	561,084
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19	100,000	108,875
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19 144AΔ	230,000	250,412
Federative Republic of Brazil
10.25%, 01/10/28(B)	6,000,000	3,369,806
7.13%, 01/20/37Δ	310,000	367,350
11.00%, 08/17/40Δ	700,000	940,800
Gerdau Holdings, Inc.
7.00%, 01/20/20 144A	100,000	102,500
Globo Comunicacao e Participacoes SA
7.25%, 04/26/22	170,000	177,650
NET Servicos de Comunicacao SA
7.50%, 01/27/20 144A	130,000	136,500

		7,613,089

Canada — 6.8%
Bell Canada
6.55%, 05/01/29 144A(C)	380,000	372,861
7.30%, 02/23/32 144A(C)	640,000	683,520
6.10%, 03/16/35 144A(C)	380,000	356,184
Canadian Government Bond
5.25%, 06/01/12(C)	10,000,000	10,075,619
Nortel Networks, Ltd.
6.88%, 09/01/23#	380,000	104,500
Novelis, Inc.
7.25%, 02/15/15Δ	125,000	121,250

See Notes to Financial Statements.

	Par	Value
OPTI Canada, Inc.
7.88%, 12/15/14	$50,000	$43,750
8.25%, 12/15/14Δ	70,000	61,250
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	586,390
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	1,935,791
Stone Container Finance Company of Canada II
7.38%, 07/15/14#	330,000	267,300
Sun Media Corporation
7.63%, 02/15/13	100,000	100,500
Talisman Energy, Inc.
6.25%, 02/01/38	80,000	85,622
Teck Resources, Ltd.
9.75%, 05/15/14 144A	55,000	65,053
10.25%, 05/15/16 144A	50,000	59,067
10.75%, 05/15/19	95,000	116,579

		15,035,236

Cayman Islands — 1.2%
EEB International, Ltd.
8.75%, 10/31/14Δ	200,000	221,500
Odebrecht Finance, Ltd.
7.50%, 10/18/17	130,000	136,181
7.00%, 04/21/20 144A	250,000	255,300
Petrobras International Finance Co.
6.88%, 01/20/40Δ	160,000	161,376
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A	120,000	77,228
TGI International, Ltd.
9.50%, 10/03/17	130,000	144,950
Transocean, Inc.
1.50%, 12/15/37 CONVΔ	50,000	41,625
Vale Overseas, Ltd.
6.88%, 11/21/36	961,000	1,004,256
XL Capital, Ltd.
6.25%, 05/15/27Δ	640,000	608,315

		2,650,731

Chile — 0.2%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19Δ	200,000	232,261
Colbun SA
6.00%, 01/21/20 144AΔ	210,000	220,043

		452,304

Colombia — 0.6%
Ecopetrol SA
7.63%, 07/23/19 144AΔ	340,000	386,750
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	135,750
Republic of Colombia
7.38%, 03/18/19Δ	200,000	235,000
7.38%, 09/18/37Δ	400,000	472,000

		1,229,500

Finland — 0.1%
M-real OYJ
9.25%, 04/01/13 STEP(E)	150,000	188,014

France — 1.2%
AXA SA
6.21%, 10/05/49(E)	210,000	197,697
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	90,000	86,175
9.50%, 05/15/16	650,000	663,000
Credit Agricole SA
8.38%, 10/13/19 144A	250,000	237,500
Dexia Credit Local
4.30%, 11/18/49(E)	500,000	284,313
Europcar Groupe SA
4.18%, 05/15/13(E)†	105,000	112,272
8.13%, 05/15/14(E)	50,000	54,723
France Government Bond O.A.T
4.00%, 04/25/45(E)	320,000	418,100
France O.A.T. Principal
3.85%, 10/25/32 STRIP(E)Ω	1,030,000	544,819
Korreden SA
11.00%, 08/01/14(E)	69,333	27,555

		2,626,154

Germany — 2.2%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,750
3.75%, 01/04/19(E)	3,140,000	4,238,186
HSH Nordbank AG
0.98%, 02/14/17(E)†	52,000	39,952
HT1 Funding GmbH
6.35%, 07/29/49(E)	433,000	317,703
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	100,000	101,500
Unitymedia Hessen NRW GmbH
8.13%, 12/01/17 144AΔ	100,000	98,500

		4,798,591

Greece — 0.3%
Hellenic Republic Government Bond
2.30%, 07/25/30(E)	1,440,000	766,061

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16 144A#@	150,000	390

Indonesia — 0.2%
Indonesia Government International Bond
6.63%, 02/17/37Δ	240,000	254,542
6.88%, 01/17/18Δ	100,000	113,000

		367,542

Ireland — 0.3%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	126,345
Ardagh Glass Group PLC
10.75%, 03/01/15 PIK(E)	189,023	227,102
Elan Finance PLC
8.88%, 12/01/13Δ	235,000	236,763

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
8.38%, 04/30/13 144A	$100,000	$106,300

		696,510

Italy — 0.1%
Seat Pagine Gialle SpA
10.50%, 01/31/17 144A(E)	233,000	266,405

Japan — 0.1%
Resona Bank, Ltd.
5.99%, 08/10/49(U)	100,000	145,675

Luxembourg — 1.9%
Angel Lux Common SA
6.16%, 05/01/16(E)†	65,912	79,593
8.25%, 05/01/16(E)Δ	200,000	256,799
8.88%, 05/01/16 144AΔ	265,000	273,612
Evraz Group SA
8.88%, 04/24/13 144A	160,000	164,960
Evraz Group SA
8.88%, 04/24/13	100,000	102,250
Intelsat Jackson Holdings SA
11.50%, 06/15/16	250,000	266,250
Lecta SA
3.31%, 02/15/14 144A(E)†	102,000	99,785
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13	200,000	211,620
9.00%, 06/11/14Δ	200,000	225,750
6.97%, 09/21/16	100,000	99,070
RSHB Capital SA for OJSC Russian Agricultural Bank
7.13%, 01/14/14 144AΔ	120,000	127,344
9.00%, 06/11/14 144A	560,000	631,400
6.30%, 05/15/17 144A	386,000	385,035
TNK-BP Finance SA
7.88%, 03/13/18Δ	630,000	659,610
UBS Luxembourg SA for OJSC Vimpel Communications
8.25%, 05/23/16	255,000	263,288
Wind Acquisition Finance SA
11.00%, 12/01/15(E)	53,000	65,459
Wind Acquisition Finance SA
11.00%, 12/01/15 144A(E)	200,000	247,016
12.00%, 12/01/15 144A	105,000	109,200

		4,268,041

Malaysia — 0.4%
Petronas Capital, Ltd.
5.25%, 08/12/19	200,000	210,738
Petronas Capital, Ltd.
5.25%, 08/12/19 144AΔ	600,000	633,134

		843,872

Marshall Islands — 0.1%
Teekay Corporation
8.50%, 01/15/20Δ	150,000	150,000

Mexico — 1.9%
America Movil Sab de CV
5.63%, 11/15/17Δ	98,000	107,615
Axtel SAB de CV
7.63%, 02/01/17 144A	420,000	374,850
9.00%, 09/22/19	58,000	51,910
Axtel SAB de CV
7.63%, 02/01/17	20,000	17,850
Grupo Televisa SA
6.63%, 03/18/25	100,000	106,037
6.63%, 01/15/40 144AΔ	200,000	209,384
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/13Δ	140,000	143,500
12.50%, 04/01/16	60,000	72,000
8.00%, 02/01/18 144AΔ	500,000	520,000
Mexican Bonos
8.00%, 12/07/23(M)	30,500,000	2,516,541
United Mexican States
6.05%, 01/11/40	20,000	21,200

		4,140,887

Netherlands — 1.6%
Carlson Wagonlit BV
6.41%, 05/01/15(E)†	321,000	347,394
Carlson Wagonlit BV
6.41%, 05/01/15 144A(E)†	200,000	218,279
Clondalkin Acquisition BV
2.72%, 12/15/13 144A(E)†	66,000	71,629
Clondalkin Industries BV
8.00%, 03/15/14 144A(E)	150,000	166,919
ELM BV for Swiss Reinsurance Co.
5.25%, 05/25/49(E)Δ	400,000	398,650
Hollandwide Parent BV
8.00%, 08/01/14(E)Ω	191,000	1,752
Impress Holdings BV
3.77%, 09/15/13 144A(E)†	200,000	231,731
9.25%, 09/15/14 144A(E)	150,000	188,931
ING Verzekeringen NV
6.25%, 06/21/21(E)	250,000	271,320
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13 144A	230,000	247,825
Lukoil International Finance BV
6.36%, 06/07/17Δ	650,000	663,000
Nielsen Co. BV
10.42%, 08/01/16 STEP(E)	162,000	184,730
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	121,062
UPC Holding BV
8.00%, 11/01/16(E)	154,000	179,845
Ziggo Bond Co. BV
8.00%, 05/15/18 144A(E)	250,000	295,778

		3,588,845

Norway — 0.7%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	60,793
4.25%, 05/19/17(K)	8,060,000	1,348,074
Trico Shipping AS
11.88%, 11/01/14 144AΔ	200,000	193,000

		1,601,867

Panama — 0.2%
AES El Salvador Trust
6.75%, 02/01/16	100,000	93,993
Panama Government International Bond
7.25%, 03/15/15	51,000	59,288

See Notes to Financial Statements

	Par	Value
9.38%, 04/01/29Δ	$40,000	$55,600
6.70%, 01/26/36Δ	296,000	327,820

		536,701

Peru — 0.0%
Republic of Peru
7.35%, 07/21/25	40,000	48,100
8.75%, 11/21/33	9,000	12,240
6.55%, 03/14/37Δ	8,000	8,880

		69,220

Poland — 0.8%
Poland Government Bond
5.75%, 09/23/22(V)	6,070,000	1,756,810

Qatar — 0.3%
Qatar Government International Bond
4.00%, 01/20/15 144A	160,000	165,200
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.50%, 09/30/14	250,000	266,862
6.75%, 09/30/19	250,000	277,381

		709,443

Russia — 0.3%
Russian Federation
7.50%, 03/31/30 STEP	559,360	631,965

Singapore — 0.1%
Prime Dig Pte, Ltd.
11.75%, 11/03/14 144A	230,000	233,450

South Africa — 0.1%
Edcon Proprietary, Ltd.
3.97%, 06/15/14(E)†	320,000	279,789

Supranational — 0.6%
Inter-American Development Bank
7.91%, 09/23/13(N)Ω	15,900,000,000	1,344,089

Sweden — 0.2%
Corral Petroleum Holdings AB
2.00%, 09/18/11 144A(E)	111,676	126,321
Nordea Bank AB
3.70%, 11/13/14 144A	220,000	224,340
4.88%, 01/27/20 144AΔ	160,000	164,640

		515,301

Thailand — 0.2%
True Move Co., Ltd.
10.75%, 12/16/13 144A	461,000	455,237

Trinidad And Tobago — 0.1%
Petroleum Co. of Trinidad &
Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	274,800

Turkey — 0.9%
Republic of Turkey
7.50%, 07/14/17	100,000	114,275
7.00%, 03/11/19	100,000	111,140
6.88%, 03/17/36	1,695,000	1,758,563
6.75%, 05/30/40Δ	110,000	110,478

		2,094,456

United Arab Emirates — 0.5%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,199,604

United Kingdom — 2.5%
Ashtead Holdings PLC
8.63%, 08/01/15 144AΔ	160,000	159,200
Barclays Bank PLC
6.00%, 01/23/18(E)	550,000	699,833
6.37%, 12/15/49(U)	180,000	217,839
BP Capital Markets PLC
4.75%, 03/10/19Δ	220,000	183,059
FCE Bank PLC
7.13%, 01/16/12(E)	200,000	248,337
Ineos Finance PLC
9.25%, 05/15/15 144A(E)	236,000	287,872
Infinis PLC
9.13%, 12/15/14 144A(U)	190,000	288,137
ISS Financing PLC
11.00%, 06/15/14(E)	50,000	65,575
ISS Financing PLC
11.00%, 06/15/14 144A(E)	62,000	81,313
Kerling PLC
10.63%, 01/28/17 144A(E)	221,000	273,969
Lloyds TSB Bank PLC
6.25%, 04/15/14(E)	140,000	183,894
6.50%, 03/24/20(E)Δ	816,000	940,848
Royal Bank of Scotland Group PLC
4.88%, 01/20/17(E)	580,000	695,493
7.09%, 10/29/49(E)	500,000	338,333
Vedanta Resources PLC
8.75%, 01/15/14	320,000	340,800
Virgin Media Finance PLC
9.13%, 08/15/16Δ	410,000	426,400
9.50%, 08/15/16Δ	50,000	53,500

		5,484,402

Venezuela — 0.6%
Petroleos de Venezuela SA
5.25%, 04/12/17Δ	20,000	10,750
Venezuela Government International Bond
1.31%, 04/20/11†	175,000	162,181
8.50%, 10/08/14Δ	26,000	20,085
5.75%, 02/26/16Δ	1,456,000	924,051
9.38%, 01/13/34Δ	207,000	129,375
7.00%, 03/31/38	246,000	133,455

		1,379,897

Virgin Islands (British) — 0.2%
GTL Trade Finance, Inc.
7.25%, 10/20/17	150,000	159,375
GTL Trade Finance, Inc.
7.25%, 10/20/17 144A	189,000	200,812

		360,187

Total Foreign Bonds (Cost $75,581,097)		72,701,192

MORTGAGE-BACKED SECURITIES — 0.9%
Bayview Commercial Asset Trust
0.58%, 07/25/36 144A†	235,881	147,889
Countrywide Alternative Loan Trust
0.58%, 07/20/35†	468,496	261,290
Countrywide Home Loan Mortgage Pass-Through Trust
0.75%, 09/25/35 144A†	507,308	407,263

See Notes to Financial Statements.

GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Credit Suisse Mortgage Capital Certificates
5.70%, 07/15/17	$220,000	$208,889
JPMorgan Chase Commercial Mortgage Securities Corporation
5.42%, 01/15/38	80,000	78,181
5.98%, 06/15/38	165,000	161,431
MASTR Reperforming Loan Trust
0.70%, 05/25/35 144A†	604,725	488,342
WAMU Mortgage Pass-Through Certificates
1.38%, 09/25/46†	511,311	290,404

Total Mortgage-Backed Securities (Cost $2,373,284)		2,043,689

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Bonds
3.50%, 02/15/39‡‡	3,500,000	3,251,721
4.25%, 05/15/39Δ	40,000	42,300
4.63%, 02/15/40Δ	4,700,000	5,283,829

		8,577,850

U.S. Treasury Notes
4.50%, 04/30/12	30,000	32,176
1.88%, 04/30/14Δ	1,330,000	1,354,210
2.63%, 07/31/14	50,000	52,254
2.38%, 09/30/14	110,000	113,635
4.50%, 05/15/17	920,000	1,046,788
2.75%, 02/15/19Δ	450,000	448,383
3.38%, 11/15/19	40,000	41,434
3.63%, 02/15/20Δ	20,000	21,134

		3,110,014

Total U.S. Treasury Obligations (Cost $10,942,685)		11,687,864

	Shares
COMMON STOCKS — 0.3%
Consumer Discretionary — 0.0%
Dex One CorporationΔ	1,433	27,227

Financial Services — 0.1%
Charter Communications, Inc.Δ	2,769	97,746
Georgia Gulf Corporation	6,177	82,401
Supermedia, Inc.Δ	146	2,670

		182,817

Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	384,076

Producer Durables — 0.0%
Nortek, Inc.*	179	8,145

Total Common Stocks (Cost $1,165,705)		602,265

FOREIGN COMMON STOCK — 0.0%
Spain — 0.0%
Repsol YPF SA ADR (Cost $35,304)	1,848	37,145

PREFERRED STOCKS — 1.2%
Bank of America Corporation CONV	602	546,616
Citigroup Capital XII	13,800	344,862
Citigroup, Inc.	826	93,338
CMP Susquehanna Radio Holdings Corporation@	1,493	1

El Paso Energy Capital Trust I CONV	500	18,170
Federal National Mortgage Association	4,950	1,683
Lucent Technologies Capital Trust I CONV	1,891	1,370,029
Preferred Blocker (GMAC), Inc.	400	310,913

Total Preferred Stocks (Cost $2,636,974)		2,685,612

RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.	89	1
Charter Communications, Inc.	110	440
CMP Susquehanna Radio Holdings Corporation@	1,706	—
Nortek, Inc.+@	184	1,932

Total Rights/Warrants (Cost $50,348)		2,373

MONEY MARKET FUNDS — 24.6%
GuideStone Money Market Fund (GS4 Class)¥	19,637,120	19,637,120
Northern Institutional Liquid Assets Portfolio§	35,100,002	35,100,002

Total Money Market Funds (Cost $54,737,122)		54,737,122

TOTAL INVESTMENTS — 113.3% (Cost $249,116,081)		251,771,287
Liabilities in Excess of Other Assets — (13.3)%		(29,492,837)

NET ASSETS — 100.0%		$222,278,450

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	46.6
Foreign Bonds	32.7
Money Market Funds	24.6
Futures Contracts	5.4
U.S. Treasury Obligations	5.3
Asset-Backed Securities	1.7
Preferred Stocks	1.2
Mortgage-Backed Securities	0.9
Common Stocks	0.3
Agency Obligation	—
Foreign Common Stock	—
Rights/Warrants	—
Forward Foreign Currency Contracts	(2.1)

116.6

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Common Stocks	$602,265	$—
Foreign Common Stock	37,145	—
Futures Contracts	—	(64,175)
Money Market Funds	54,737,122	—
Preferred Stocks	2,685,611	—
Rights/Warrants	2,372	—
Level 2 — Other Significant Observable Inputs
Agency Obligation	3,000	—
Asset-Backed Securities	3,720,287	—
Corporate Bonds	103,550,738	—
Foreign Bonds	72,701,192	—
Forward Foreign Currency Contracts	—	1,035,644
Mortgage-Backed Securities	2,043,689	—
Preferred Stock	1	—
Rights/Warrants	1	—
U.S. Treasury Obligations	11,687,864	—
Level 3 — Significant Unobservable Inputs
Common Stocks	—	—

Total	$251,771,287	$971,469

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09 Common Stocks	$6,265	$—
Realized gain (loss) Common Stocks	—	—
Change in unrealized appreciation (depreciation) Common Stocks	1,880	—
Purchases Common Stocks	—	—
Sales Common Stocks	—	—
Transfers in and/or out of Level 3 Common Stocks	(8,145)	—

Balance, 06/30/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.2%
Consumer Discretionary — 11.5%
Amazon.com, Inc.*	13,130	$1,434,584
Apollo Group, Inc. Class A*	4,927	209,250
AutoNation, Inc.Δ*	3,582	69,849
AutoZone, Inc.Δ*	1,103	213,122
Avon Products, Inc.	16,247	430,546
Bed Bath & Beyond, Inc.*	10,174	377,252
Best Buy Co., Inc.	13,184	446,410
Big Lots, Inc.*	3,100	99,479
CarMax, Inc.*	8,547	170,085
Carnival Corporation	16,593	501,772
CBS Corporation Class B	26,085	337,279
Coach, Inc.	11,667	426,429
Comcast Corporation Class A	108,319	1,881,501
Costco Wholesale Corporation	16,842	923,447
Darden Restaurants, Inc.	5,319	206,643
DeVry, Inc.	2,317	121,619
DIRECTV Group, Inc. Class A*	34,754	1,178,856
DR Horton, Inc.Δ	10,934	107,481
Eastman Kodak Co.Δ	9,900	42,966
eBay, Inc.*	43,412	851,309
Estee Lauder Cos., Inc. (The) Class A	4,582	255,355
Expedia, Inc.Δ	8,039	150,972
Family Dollar Stores, Inc.	5,214	196,516
Ford Motor Co.Δ*	130,469	1,315,128
GameStop Corporation Class AΔ*	5,655	106,257
Gannett Co., Inc.	9,296	125,124
Gap, Inc. (The)	17,133	333,408
Genuine Parts Co.Δ	6,195	244,393
Goodyear Tire & Rubber Co. (The)*	9,100	90,454
H&R Block, Inc.	12,769	200,346
Harley-Davidson, Inc.Δ	9,000	200,070
Harman International Industries, Inc.	2,542	75,980
Hasbro, Inc.	5,002	205,582
Home Depot, Inc.	64,407	1,807,905
Interpublic Group of Companies, Inc.*	18,334	130,721
Johnson Controls, Inc.	25,911	696,229
Kohl’s Corporation*	11,731	557,223
Leggett & Platt, Inc.	5,822	116,789
Lennar Corporation Class AΔ	6,175	85,894
Limited Brands, Inc.	10,523	232,243
Lowe’s Cos., Inc.	54,758	1,118,158
Macy’s, Inc.	16,312	291,985
Marriott International, Inc. Class A	9,896	296,286
Marriott International, Ltd. Placeholder Shares+	82,125	—
Mattel, Inc.	13,933	294,822
McDonald’s Corporation	41,153	2,710,748
McGraw-Hill Co., Inc. (The)	12,085	340,072
Meredith CorporationΔ	1,400	43,582
New York Times Co. (The) Class A	4,400	38,060
Newell Rubbermaid, Inc.	10,841	158,712
News Corporation	86,393	1,033,260
NIKE, Inc. Class B	14,919	1,007,778
Nordstrom, Inc.	6,367	204,954
Office Depot, Inc.*	10,500	42,420
Omnicom Group, Inc.	11,849	406,421
O’Reilly Automotive, Inc.Δ*	5,200	247,312
Penney (J.C.) Co., Inc.	9,203	197,680
Polo Ralph Lauren Corporation	2,234	162,993
Priceline.com, Inc.*	1,818	320,950
Pulte Homes, Inc.Δ	12,061	99,865
RadioShack Corporation	4,590	89,551
Ross Stores, Inc.Δ	4,629	246,679
Scripps Networks Interactive, Inc.	3,400	137,156
Sears Holdings CorporationΔ*	1,897	122,641
Snap-On, Inc.	2,200	90,002
Stanley Black & Decker, Inc.	6,071	306,707
Staples, Inc.	28,181	536,848
Starbucks CorporationΔ	28,782	699,403
Starwood Hotels & Resorts Worldwide, Inc.Δ	7,348	304,428
Target Corporation	28,185	1,385,856
Tiffany & Co.	4,859	184,205
Time Warner Cable, Inc.	13,610	708,809
Time Warner, Inc.	43,519	1,258,134
TJX Cos., Inc.	15,622	655,343
Urban Outfitters, Inc.Δ*	5,029	172,947
VF Corporation	3,311	235,677
Wal-Mart Stores, Inc.	79,578	3,825,315
Walt Disney Co. (The)	74,983	2,361,965
Washington Post Co. (The)Δ	230	94,410
Western Union Co. (The)	25,538	380,772
Whirlpool Corporation	2,894	254,151
Wyndham Worldwide Corporation	7,080	142,591
Yum! Brands, Inc.	17,834	696,239

		41,062,355

Consumer Staples — 8.3%
Archer-Daniels-Midland Co.	24,463	631,635
Campbell Soup Co.	7,105	254,572
Clorox Co.	5,334	331,561
Coca-Cola Co. (The)	88,458	4,433,515
Coca-Cola Enterprises, Inc.	12,282	317,613
Colgate-Palmolive Co.	18,772	1,478,483
ConAgra Foods, Inc.	17,000	396,440
CVS Caremark Corporation	52,150	1,529,038
Dean Foods Co.*	7,148	71,980
Dr Pepper Snapple Group, Inc.	9,411	351,877
General Mills, Inc.	25,525	906,648
Heinz (H.J.) Co.	12,062	521,320
Hershey Co. (The)Δ	6,454	309,340
Hormel Foods Corporation	2,600	105,248
J.M. Smucker Co. (The)	4,593	276,590
Kellogg Co.	9,698	487,809
Kimberly-Clark Corporation	15,938	966,321
Kraft Foods, Inc. Class A	66,908	1,873,424
Kroger Co. (The)	24,963	491,522
McCormick & Co., Inc.	5,094	193,368
Mead Johnson Nutrition Co.	7,810	391,437
PepsiCo, Inc.	61,833	3,768,721
Procter & Gamble Co. (The)	110,366	6,619,753
Safeway, Inc.	14,836	291,676
Sara Lee Corporation	25,621	361,256
SUPERVALU, Inc.Δ	8,048	87,240
Sysco Corporation	22,543	644,054
Tyson Foods, Inc. Class AΔ	11,713	191,976
Walgreen Co.	37,540	1,002,318

See Notes to Financial Statements.

	Shares	Value
Whole Foods Market, Inc.Δ*	6,534	$235,355

		29,522,090

Energy — 10.9%
Anadarko Petroleum Corporation	18,830	679,575
Apache Corporation	12,893	1,085,462
Baker Hughes, Inc.	16,436	683,245
Cabot Oil & Gas Corporation	4,055	127,003
Cameron International Corporation*	9,256	301,005
Chesapeake Energy Corporation	25,043	524,651
Chevron Corporation	76,947	5,221,623
ConocoPhillips	56,983	2,797,295
Consol Energy, Inc.	8,510	287,298
Denbury Resources, Inc.*	15,164	222,001
Devon Energy Corporation	17,169	1,045,935
Diamond Offshore Drilling, Inc.Δ	2,669	165,985
El Paso Corporation	27,251	302,759
EOG Resources, Inc.	9,671	951,336
EQT Corporation	5,592	202,095
Exterran Holdings, Inc.*	13	336
Exxon Mobil Corporation	195,798	11,174,221
First Solar, Inc.Δ*	1,861	211,838
FMC Technologies, Inc.*	4,700	247,502
Halliburton Co.	34,629	850,142
Helmerich & Payne, Inc.	4,047	147,796
Hess Corporation	11,200	563,808
Marathon Oil Corporation	27,192	845,399
Massey Energy Co.	3,865	105,708
Murphy Oil Corporation	7,397	366,521
Nabors Industries, Ltd.*	10,833	190,877
National Oilwell Varco, Inc.	16,134	533,551
Noble Energy, Inc.	6,700	404,211
Occidental Petroleum Corporation	31,147	2,402,991
Peabody Energy Corporation	10,300	403,039
Pioneer Natural Resouces Co.Δ	4,500	267,525
QEP Resources, Inc.	6,694	206,376
Range Resources Corporation	6,077	243,992
Rowan Cos., Inc.	4,492	98,554
Schlumberger, Ltd.	45,753	2,531,971
Smith International, Inc.	9,587	360,951
Southwestern Energy Co.*	13,222	510,898
Spectra Energy Corporation	24,930	500,345
Sunoco, Inc.	4,639	161,298
Tesoro CorporationΔ	5,500	64,185
Valero Energy Corporation	21,644	389,159
Williams Cos., Inc. (The)	22,360	408,741

		38,789,203

Financial Services — 17.2%
Aflac, Inc.	17,874	762,684
Allstate Corporation (The)	20,480	588,390
American Express Co.	46,106	1,830,408
American International Group, Inc.Δ*	5,154	177,504
Ameriprise Financial, Inc.	9,904	357,832
AON Corporation	10,235	379,923
Apartment Investment & Management Co. Class A REITΔ	4,439	85,983
Assurant, Inc.	4,316	149,765
AvalonBay Communities, Inc. REIT	3,187	297,570
Bank of America Corporation	384,305	5,522,463
Bank of New York Mellon Corporation (The)	46,502	1,148,134
BB&T Corporation	26,475	696,557
Berkshire Hathaway, Inc.Δ*	63,451	5,056,410
Boston Properties, Inc. REITΔ	5,326	379,957
Capital One Financial Corporation	17,456	703,477
CB Richard Ellis Group, Inc. Class A*	10,527	143,272
Chubb Corporation	12,593	629,776
Cincinnati Financial CorporationΔ	6,369	164,766
Citigroup, Inc.	865,710	3,255,070
CME Group, Inc.	2,514	707,817
Comerica, Inc.	6,671	245,693
Discover Financial Services	20,853	291,525
Dun & Bradstreet Corporation	1,864	125,112
E*TRADE Financial Corporation*	7,586	89,667
Equifax, Inc.	4,800	134,688
Equity Residential REITΔ	10,841	451,419
Federated Investors, Inc. Class BΔ	3,300	68,343
Fidelity National Information Services, Inc.	12,776	342,652
Fifth Third Bancorp	30,778	378,262
First Horizon National CorporationΔ*	8,911	102,036
First Horizon National Corporation Placeholder Shares+	75,282	—
Fiserv, Inc.*	5,902	269,485
Franklin Resources, Inc.	5,670	488,697
Genworth Financial, Inc. Class A*	18,665	243,952
Goldman Sachs Group, Inc. (The)	19,719	2,588,513
Hartford Financial Services Group, Inc.	17,002	376,254
HCP, Inc. REITΔ	11,254	362,942
Health Care REIT, Inc.	4,838	203,777
Host Hotels & Resorts, Inc. REIT	24,948	336,299
Hudson City Bancorp, Inc.	18,231	223,147
Huntington Bancshares, Inc.	26,816	148,561
IntercontinentalExchange, Inc.*	2,806	317,162
Invesco, Ltd.*	18,100	304,623
Janus Capital Group, Inc.	6,708	59,567
JPMorgan Chase & Co.	152,415	5,579,913
KeyCorp	33,338	256,369
Kimco Realty Corporation REIT	15,710	211,142
Legg Mason, Inc.Δ	6,280	176,028
Leucadia National Corporation	7,210	140,667
Lincoln National Corporation	11,515	279,699
Loews Corporation	13,291	442,723
M&T Bank CorporationΔ	3,155	268,017
Marsh & McLennan Cos., Inc.	20,961	472,671
Marshall & Ilsley Corporation	20,647	148,245
Mastercard, Inc. Class A	3,719	742,052
MetLife, Inc.	31,419	1,186,381
Moody’s CorporationΔ	7,686	153,105
Morgan Stanley	53,641	1,245,008
NASDAQ OMX Group, Inc. (The)*	5,500	97,790

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Northern Trust CorporationΔ	9,399	$438,933
NYSE Euronext	9,903	273,620
People’s United Financial, Inc.	14,202	191,727
Plum Creek Timber Co., Inc. REITΔ	6,347	219,162
PNC Financial Services Group, Inc.	20,152	1,138,588
Principal Financial Group, Inc.	12,248	287,093
Progressive Corporation (The)	25,441	476,256
ProLogis REIT	18,390	186,291
Prudential Financial, Inc.	17,908	960,943
Public Storage REIT	5,230	459,769
Regions Financial Corporation	45,394	298,693
Schwab (Charles) Corporation (The)	37,651	533,891
Simon Property Group, Inc. REIT	11,184	903,108
SLM Corporation*	18,897	196,340
State Street Corporation	19,192	649,073
SunTrust Banks, Inc.	19,041	443,655
T. Rowe Price Group, Inc.	9,911	439,949
Torchmark Corporation	3,200	158,432
Total System Services, Inc.Δ	7,432	101,075
Travelers Cos., Inc. (The)	19,043	937,868
Unum Group	12,793	277,608
US Bancorp	73,456	1,641,742
Ventas, Inc. REITΔ	5,969	280,245
Visa, Inc.	17,332	1,226,239
Vornado Realty Trust REIT	6,021	439,232
Wells Fargo & Co.	199,608	5,109,965
XL Capital, Ltd. Class A*	12,957	207,442
Zions BancorporationΔ	6,257	134,964

		61,201,847

Healthcare — 12.1%
Abbott Laboratories	59,163	2,767,645
Aetna, Inc.	16,141	425,800
Allergan, Inc.	11,725	683,098
AmerisourceBergen Corporation	10,705	339,884
Amgen, Inc.*	36,718	1,931,367
Bard (C.R.), Inc.	3,588	278,178
Baxter International, Inc.	22,854	928,786
Becton Dickinson & Co.	8,892	601,277
Biogen Idec, Inc.*	10,340	490,633
Boston Scientific Corporation*	58,200	337,560
Bristol-Myers Squibb Co.	65,723	1,639,132
Cardinal Health, Inc.	13,936	468,389
CareFusion Corporation*	6,820	154,814
Celgene Corporation*	17,615	895,194
Cephalon, Inc.Δ*	2,844	161,397
Cerner Corporation*	2,604	197,618
CIGNA Corporation	10,702	332,404
Conventry Health Care, Inc.*	5,578	98,619
DaVita, Inc.*	3,913	244,328
DENTSPLY International, Inc.	5,615	167,945
Eli Lilly & Co.	38,929	1,304,121
Express Scripts, Inc.*	21,050	989,771
Forest Laboratories, Inc.*	11,789	323,372
Genzyme Corporation*	10,138	514,706
Gilead Sciences, Inc.*	34,103	1,169,051
Hospira, Inc.*	6,360	365,382
Humana, Inc.*	6,546	298,956
Intuitive Surgical, Inc.*	1,495	471,852
Johnson & Johnson	105,705	6,242,937
King Pharmaceuticals, Inc.*	9,183	69,699
Laboratory Corporation of America HoldingsΔ*	4,006	301,852
Life Technologies Corporation*	6,947	328,246
McKesson Corporation	10,407	698,934
Medco Health Solutions, Inc.*	17,525	965,277
Medtronic, Inc.	42,235	1,531,863
Merck & Co., Inc.	119,486	4,178,425
Millipore Corporation*	2,194	233,990
Mylan, Inc.Δ*	11,971	203,986
Patterson Cos., Inc.	3,732	106,474
PerkinElmer, Inc.	4,400	90,948
Pfizer, Inc.	308,765	4,402,989
Quest Diagnostics, Inc.	5,779	287,621
St. Jude Medical, Inc.*	12,445	449,140
Stryker Corporation	10,848	543,051
Tenet Healthcare Corporation*	17,431	75,650
Thermo Fisher Scientific, Inc.*	15,654	767,829
UnitedHealth Group, Inc.	43,545	1,236,678
Varian Medical Systems, Inc.*	4,828	252,408
Watson Pharmaceuticals, Inc.*	4,164	168,933
WellPoint, Inc.*	16,361	800,544
Zimmer Holdings, Inc.*	7,773	420,131

		42,938,884

Materials & Processing — 3.7%
Air Products & Chemicals, Inc.	8,185	530,470
Airgas, Inc.	3,136	195,059
AK Steel Holding CorporationΔ	4,300	51,256
Alcoa, Inc.Δ	38,960	391,938
Allegheny Technologies, Inc.Δ	3,829	169,203
Ball Corporation	3,543	187,177
Bemis Co., Inc.	4,203	113,481
CF Industries Holdings, Inc.	2,656	168,523
Cliffs Natural Resources, Inc.	5,256	247,873
Dow Chemical Co. (The)	44,236	1,049,278
Du Pont (E.I.) de Nemours & Co.	34,645	1,198,371
Eastman Chemical Co.	2,707	144,445
Ecolab, Inc.	8,874	398,531
Fastenal Co.Δ	5,073	254,614
FMC CorporationΔ	2,800	160,804
Freeport-McMoRan Copper & Gold, Inc.	18,053	1,067,474
International Flavors & Fragrances, Inc.	3,128	132,690
International Paper Co.	16,620	376,111
Masco Corporation	13,629	146,648
MeadWestvaco Corporation	6,330	140,526
Monsanto Co.	20,897	965,859
Newmont Mining Corporation	18,879	1,165,589
Nucor Corporation	12,163	465,600
Owens-Illinois, Inc.*	6,400	169,280
Pactiv Corporation*	5,193	144,625
PPG Industries, Inc.	6,402	386,745
Praxair, Inc.	11,733	891,591
Precision Castparts Corporation	5,470	562,972
Sealed Air CorporationΔ	6,000	118,320
Sherwin-Williams Co. (The)	3,596	248,807
Sigma-Aldrich Corporation	4,568	227,623
Titanium Metals Corporation	2,998	52,735
United States Steel CorporationΔ	5,479	211,215

See Notes to Financial Statements.

	Shares	Value
Producer Durables — 10.7%
3M Co.	27,351	$2,160,455
Agilent Technologies, Inc.Δ*	13,245	376,555
Automatic Data Processing, Inc.	19,229	774,160
Avery Dennison Corporation	4,338	139,380
Boeing Co. (The)	29,067	1,823,954
Caterpillar, Inc.	24,056	1,445,044
CH Robinson Worldwide, Inc.Δ	6,276	349,322
Cintas CorporationΔ	5,000	119,850
CSX Corporation	14,836	736,311
Cummins, Inc.	7,639	497,528
Danaher CorporationΔ	20,242	751,383
Deere & Co.	16,191	901,515
Dover Corporation	7,200	300,888
Eaton Corporation	6,368	416,722
Emerson Electric Co.	28,802	1,258,359
Expeditors International of Washington, Inc.	8,200	282,982
FedEx Corporation	12,030	843,423
FLIR Systems, Inc.*	5,863	170,555
Flowserve Corporation	2,131	180,709
Fluor Corporation	6,762	287,385
General Dynamics Corporation	14,847	869,440
General Electric Co.	408,926	5,896,713
Goodrich Corporation	4,879	323,234
Honeywell International, Inc.	29,304	1,143,735
Illinois Tool Works, Inc.	14,905	615,278
Iron Mountain, Inc.	7,043	158,186
ITT Corporation	7,009	314,844
Jacobs Engineering Group, Inc.*	4,700	171,268
L-3 Communications Holdings, Inc.	4,409	312,334
Lexmark International, Inc. Class A*	3,117	102,955
Lockheed Martin Corporation	11,916	887,742
Monster Worldwide, Inc.Δ*	4,609	53,695
Norfolk Southern Corporation	14,270	757,023
Northrop Grumman Corporation	11,569	629,816
PACCAR, Inc.	14,057	560,453
Pall Corporation	4,407	151,469
Parker Hannifin Corporation	6,133	340,136
Paychex, Inc.Δ	12,360	320,989
Pitney Bowes, Inc.Δ	7,781	170,871
Quanta Services, Inc.*	8,271	170,796
Raytheon Co.	14,512	702,236
Republic Services, Inc.	12,469	370,703
Robert Half International, Inc.Δ	5,800	136,590
Rockwell Automation, Inc.	5,525	271,222
Rockwell Collins, Inc.	6,013	319,471
Roper Industries, Inc.	3,564	199,441
RR Donnelley & Sons Co.	8,073	132,155
Ryder System, Inc.	2,100	84,483
Southwest Airlines Co.	28,570	317,413
Stericycle, Inc.Δ*	3,223	211,364
Textron, Inc.Δ	10,396	176,420
Union Pacific Corporation	19,351	1,345,088
United Parcel Service, Inc. Class B	37,903	2,156,302
United Technologies Corporation	35,823	2,325,271
W.W. Grainger, Inc.	2,389	237,586
Waste Management, Inc.	18,610	582,307
Waters Corporation*	3,547	229,491
Xerox Corporation	52,589	422,816

		37,987,816

Technology — 17.3%
Adobe Systems, Inc.*	20,316	536,952
Advanced Micro Devices, Inc.Δ*	21,343	156,231
Akamai Technologies, Inc.Δ*	6,481	262,934
Altera Corporation	11,544	286,407
American Tower Corporation Class A*	15,458	687,881
Amphenol Corporation Class A	6,600	259,248
Analog Devices, Inc.	11,278	314,205
Apple, Inc.*	34,858	8,767,833
Applied Materials, Inc.	51,487	618,874
Autodesk, Inc.*	8,844	215,440
BMC Software, Inc.*	6,833	236,627
Broadcom Corporation Class A	16,654	549,082
CA, Inc.	15,097	277,785
Cisco Systems, Inc.*	218,987	4,666,613
Citrix Systems, Inc.*	7,137	301,396
Cognizant Technology Solutions Corporation Class A*	11,390	570,183
Computer Sciences Corporation	5,889	266,477
Compuware Corporation*	8,452	67,447
Corning, Inc.	59,550	961,733
Dell, Inc.*	65,977	795,683
Discovery Communications, Inc.Δ*	10,873	388,275
Electronic Arts, Inc.*	12,500	180,000
EMC Corporation*	78,681	1,439,862
Google, Inc. Class A*	9,276	4,127,356
Harris Corporation	4,994	208,000
Hewlett-Packard Co.	89,416	3,869,924
Intel Corporation	213,233	4,147,382
International Business Machines Corporation	49,147	6,068,672
Intuit, Inc.*	11,954	415,641
Jabil Circuit, Inc.	7,203	95,800
JDS Uniphase Corporation*	8,475	83,394
Juniper Networks, Inc.*	20,300	463,246
KLA-Tencor Corporation	6,541	182,363
Linear Technology CorporationΔ	8,436	234,605
LSI Corporation*	25,978	119,499
McAfee, Inc.*	6,054	185,979
MEMC Electronic Materials, Inc.Δ*	8,500	83,980
Microchip Technology, Inc.Δ	7,257	201,309
Micron Technology, Inc.*	32,647	277,173
Microsoft Corporation	291,914	6,716,941
Molex, Inc.Δ	5,250	95,760
Motorola, Inc.	89,683	584,733
National Semiconductor CorporationΔ	9,020	121,409
NetApp, Inc.*	13,271	495,141
Novell, Inc.*	13,400	76,112
Novellus Systems, Inc.Δ*	3,613	91,626
NVIDIA Corporation*	22,007	224,691

See Notes to Financial Statements.

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Oracle Corporation	149,988	$3,218,743
QLogic CorporationΔ*	4,213	70,020
QUALCOMM, Inc.	62,829	2,063,304
Red Hat, Inc.*	7,255	209,960
SAIC, Inc.*	10,973	183,688
Salesforce.com, Inc.*	4,332	371,772
SanDisk Corporation*	8,861	372,782
Symantec Corporation*	30,965	429,794
Tellabs, Inc.	15,000	95,850
Teradata Corporation*	6,355	193,700
Teradyne, Inc.Δ*	6,900	67,275
Texas Instruments, Inc.	46,910	1,092,065
VeriSign, Inc.*	7,084	188,080
Western Digital Corporation*	8,770	264,503
Xilinx, Inc.Δ	10,434	263,563
Yahoo!, Inc.*	45,292	626,388

		61,689,391

Utilities — 6.5%
AES Corporation (The)*	25,767	238,087
Allegheny Energy, Inc.	6,700	138,556
Ameren Corporation	8,971	213,241
American Electric Power Co., Inc.	18,274	590,250
AT&T, Inc.	226,372	5,475,939
Centerpoint Energy, Inc.	16,064	211,402
CenturyTel, Inc.Δ	11,651	388,095
CMS Energy CorporationΔ	8,600	125,990
Consolidated Edison, Inc.	10,800	465,480
Constellation Energy Group, Inc.	7,724	249,099
Dominion Resources, Inc.	22,863	885,713
DTE Energy Co.	6,375	290,764
Duke Energy Corporation	49,984	799,744
Edison International	12,536	397,642
Entergy Corporation	7,211	516,452
Exelon Corporation	25,218	957,527
FirstEnergy CorporationΔ	11,741	413,635
Frontier Communications CorporationΔ	12,000	85,320
Integrys Energy Group, Inc.Δ	2,956	129,295
MetroPCS Communications, Inc.*	10,100	82,719
NextEra Energy, Inc.	15,966	778,502
Nicor, Inc.Δ	1,700	68,850
NiSource, Inc.	10,434	151,293
Northeast Utilities	6,805	173,391
NRG Energy, Inc.Δ*	9,862	209,173
Oneok, Inc.	4,046	174,990
Pepco Holdings, Inc.	8,533	133,797
PG&E Corporation	14,199	583,579
Pinnacle West Capital Corporation	4,148	150,821
PPL Corporation	17,950	447,853
Progress Energy, Inc.	11,008	431,734
Public Service Enterprise Group, Inc.	19,353	606,330
Questar Corporation	335	15,239
Qwest Communications International, Inc.Δ	56,393	296,063
SCANA CorporationΔ	4,397	157,237
Sempra Energy	9,397	439,686
Southern Co.	31,722	1,055,708
Sprint Nextel Corporation*	115,254	488,677
TECO Energy, Inc.	8,000	120,560
Verizon Communications, Inc.	108,246	3,033,053
Windstream CorporationΔ	18,507	195,434
Wisconsin Energy Corporation	4,519	229,294
Xcel Energy Inc.	17,586	362,447

		22,958,661

Total Common Stocks (Cost $353,591,864)		349,383,054

MONEY MARKET FUNDS — 7.5%
GuideStone Money Market Fund (GS4 Class)¥	5,132,801	5,132,801
Northern Institutional Liquid Assets Portfolio§	21,700,610	21,700,610

Total Money Market Funds (Cost $26,833,411)		26,833,411

	Par
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bill 0.20%, 11/18/10‡‡ (Cost $1,463,858)	$1,465,000	1,464,002

TOTAL INVESTMENTS — 106.1% (Cost $381,889,133)		377,680,467
Liabilities in Excess of Other Assets — (6.1)%		(21,797,611)

NET ASSETS — 100.0%		$355,882,856

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Technology	17.3
Financial Services	17.2
Healthcare	12.1
Consumer Discretionary	11.5
Energy	10.9
Producer Durables	10.7
Consumer Staples	8.3
Money Market Funds	7.5
Utilities	6.5
Materials & Processing	3.7
Futures Contracts	1.9
U.S. Treasury Obligation	0.4

108.0

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices Common Stocks	$349,383,054	$—
Futures Contracts	—	(309,910)
Money Market Funds	26,833,411	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligation	1,464,002	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$377,680,467	$(309,910)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

REAL ESTATE SECURITIES FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.5%
Financial Services — 96.5%
American Campus Communities, Inc. REIT	91,750	$2,503,858
AvalonBay Communities, Inc. REIT	73,985	6,907,980
Boston Properties, Inc. REITΔ	81,292	5,799,371
Brandywine Realty Trust REITΔ	261,000	2,805,750
BRE Properties, Inc. REITΔ	62,300	2,300,739
Camden Property Trust REITΔ	26,500	1,082,525
Cogdell Spencer, Inc. REITΔ	133,100	899,756
Developers Diversified Realty Corporation REIT	147,400	1,459,260
Digital Realty Trust, Inc. REITΔ	112,250	6,474,580
Duke Realty Corporation REIT	99,600	1,130,460
Equity Residential REITΔ	140,050	5,831,682
Extra Space Storage, Inc. REITΔ	91,600	1,273,240
Glimcher Realty Trust REIT	119,200	712,816
HCP, Inc. REITΔ	99,450	3,207,262
Health Care REIT, Inc.Δ	40,050	1,686,906
Home Properties, Inc. REIT	74,250	3,346,448
Host Hotels & Resorts, Inc. REITΔ	518,690	6,991,941
HRPT Properties Trust REITΔ	295,400	1,834,434
Hudson Pacific Properties, Inc. REIT	24,600	424,350
Kimco Realty Corporation REITΔ	299,950	4,031,328
LaSalle Hotel Properties REITΔ	55,200	1,135,464
LTC Properties, Inc. REITΔ	9,450	229,352
Macerich Co. (The) REITΔ	80,800	3,015,456
Medical Properties Trust, Inc. REIT	98,300	927,952
Nationwide Health Properties, Inc. REIT	87,610	3,133,810
Pebblebrook Hotel Trust REITΔ	32,000	603,200
Post Properties, Inc. REITΔ	112,950	2,567,354
ProLogis REITΔ	335,650	3,400,134
PS Business Parks, Inc. REITΔ	29,250	1,631,565
Public Storage REITΔ	101,680	8,938,689
Ramco-Gershenson Properties Trust REITΔ	102,700	1,037,270
Regency Centers Corporation REITΔ	107,800	3,708,320
Senior Housing Properties Trust REIT	208,885	4,200,677
Simon Property Group, Inc. REITΔ	192,600	15,552,450
SL Green Realty Corporation REITΔ	102,500	5,641,600
Strategic Hotels & Resorts, Inc. REIT	178,500	783,615
Taubman Centers, Inc. REITΔ	25,650	965,209
Vornado Realty Trust REITΔ	46,856	3,418,145
Washington Real Estate Investment Trust REIT	114,600	3,161,814

Total Common Stocks (Cost $110,446,414)		124,756,762

MONEY MARKET FUNDS — 35.3%
GuideStone Money Market Fund (GS4 Class)¥	5,713,710	5,713,710
Northern Institutional Liquid Assets Portfolio§	39,867,582	39,867,582

Total Money Market Funds (Cost $45,581,292)		45,581,292

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.20%, 11/18/10‡‡	$460,000	459,687
0.21%, 11/18/10‡‡	5,000	4,996
0.22%, 11/18/10‡‡	10,000	9,993
0.23%, 11/18/10‡‡	200,000	199,864

Total U.S. Treasury Obligations (Cost $674,453)		674,540

TOTAL INVESTMENTS — 132.3% (Cost $156,702,159)		171,012,594
Liabilities in Excess of Other Assets — (32.3)%		(41,780,071)

NET ASSETS — 100.0%		$129,232,523

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)
%
Financial Services	96.5
Money Market Funds	35.3
Futures Contracts	4.7
U.S. Treasury Obligations	0.5

137.0

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$124,756,762	$—
Futures Contracts	—	(283,678)
Money Market Funds	45,581,292	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	674,540	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$171,012,594	$(283,678)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

VALUE EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.2%
Consumer Discretionary — 10.9%
Apollo Group, Inc. Class A*	45,800	$1,945,126
AutoZone, Inc.Δ*	6,800	1,313,896
Best Buy Co., Inc.	72,700	2,461,622
BJ’s Wholesale Club, Inc.Δ*	32,700	1,210,227
Carnival Corporation	304,797	9,217,061
CBS Corporation Class BΔ	214,100	2,768,313
Coach, Inc.	78,700	2,876,485
Comcast Corporation Class A	642,947	11,167,989
Deckers Outdoor Corporation*	10,300	1,471,561
DIRECTV Group, Inc. Class A*	91,600	3,107,072
eBay, Inc.*	33,910	664,975
Fossil, Inc.Δ*	34,900	1,211,030
Gannett Co., Inc.Δ	155,600	2,094,376
Gap, Inc. (The)	407,400	7,928,004
Home Depot, Inc.Δ	488,400	13,709,388
ITT Educational Services, Inc.Δ*	23,300	1,934,366
Johnson Controls, Inc.	1,865	50,113
Kohl’s Corporation*	3,771	179,123
Lennar Corporation Class AΔ	296,351	4,122,242
Lowe’s Cos., Inc.	16,296	332,764
McDonald’s Corporation	136,000	8,958,320
Netflix, Inc.Δ*	11,200	1,216,880
News Corporation	85,977	1,028,285
Omnicom Group, Inc.	2,835	97,240
PetSmart, Inc.	45,200	1,363,684
Stanley Black & Decker, Inc.	155,100	7,835,652
Thomson Reuters CorporationΔ	12,034	431,178
Time Warner Cable, Inc.	16,871	878,642
Time Warner, Inc.	495,161	14,315,105
Wal-Mart Stores, Inc.	80,902	3,888,959
Walt Disney Co. (The)	94,292	2,970,198
Whirlpool CorporationΔ	19,400	1,703,708

		114,453,584

Consumer Staples — 6.4%
Archer-Daniels-Midland Co.	30,583	789,653
Coca-Cola Co. (The)	25,943	1,300,263
Colgate-Palmolive Co.	3,803	299,524
CVS Caremark Corporation	263,658	7,730,453
General Mills, Inc.	12,772	453,661
Herbalife, Ltd.Δ*	62,200	2,864,310
Kellogg Co.	1,292	64,988
Kimberly-Clark Corporation	113,390	6,874,836
Kraft Foods, Inc. Class A	338,585	9,480,380
Kroger Co. (The)	180,623	3,556,467
PepsiCo, Inc.	33,004	2,011,594
Procter & Gamble Co. (The)	288,278	17,290,914
Safeway, Inc.	168,300	3,308,778
Sara Lee Corporation	199,300	2,810,130
Sysco CorporationΔ	208,100	5,945,417
Tyson Foods, Inc. Class A	154,900	2,538,811
Walgreen Co.	4,121	110,031

		67,430,210

Energy — 10.8%
Anadarko Petroleum Corporation	83,107	2,999,332
Apache Corporation	16,093	1,354,870
Baker Hughes, Inc.	128,211	5,329,731
BP PLC ADR	105,600	3,049,728
Chesapeake Energy Corporation	31,814	666,503
Chevron Corporation	371,386	25,202,254
ConocoPhillips	348,392	17,102,563
Devon Energy Corporation	110,008	6,701,687
Exxon Mobil Corporation	88,673	5,060,558
Hess Corporation	86,222	4,340,416
Marathon Oil Corporation	384,338	11,949,068
Murphy Oil Corporation	63,200	3,131,560
National Oilwell Varco, Inc.	20,384	674,099
Occidental Petroleum Corporation	166,368	12,835,291
Oil States International, Inc.*	58,300	2,307,514
Spectra Energy Corporation	267,450	5,367,722
Sunoco, Inc.	60,100	2,089,677
Valero Energy Corporation	165,700	2,979,286
Williams Cos., Inc. (The)	16,458	300,852

		113,442,711

Financial Services — 22.1%
Aflac, Inc.	37,659	1,606,910
Allstate Corporation (The)Δ	312,462	8,977,033
American Express Co.	297,200	11,798,840
American Financial Group, Inc.	106,700	2,915,044
Ameriprise Financial, Inc.	153,100	5,531,503
Arch Capital Group, Ltd.*	18,200	1,355,900
Assurant, Inc.	65,100	2,258,970
AXIS Capital Holdings, Ltd.*	93,400	2,775,848
Bank of America Corporation	1,233,265	17,722,018
Bank of New York Mellon Corporation (The)	57,924	1,430,144
BB&T CorporationΔ	33,437	879,727
Berkshire Hathaway, Inc.Δ*	83,177	6,628,375
BlackRock, Inc.Δ	1,037	148,706
BOK Financial Corporation	26,700	1,267,449
Capital One Financial Corporation	347,957	14,022,667
Chubb Corporation	104,209	5,211,492
Citigroup, Inc.Δ	2,004,269	7,536,051
CME Group, Inc.	7,592	2,137,528
Endurance Specialty Holdings, Ltd.Δ*	84,700	3,178,791
Franklin Resources, Inc.	39,000	3,361,410
Goldman Sachs Group, Inc. (The)	35,204	4,621,229
Hudson City Bancorp, Inc.	224,500	2,747,880
Jones Lang LaSalle, Inc.Δ	38,700	2,540,268
JPMorgan Chase & Co.	934,098	34,197,328
Loews Corporation	15,077	502,215
MBIA, Inc.Δ*	396,300	2,223,243
MetLife, Inc.	19,275	727,824
Morgan Stanley	267,857	6,216,961
Northern Trust Corporation	6,942	324,191
NYSE Euronext	80,500	2,224,215
PNC Financial Services Group, Inc.Δ	25,297	1,429,280
Progressive Corporation (The)	86,400	1,617,408
Prudential Financial, Inc.	22,124	1,187,174
Public Storage REIT	630	55,383
RenaissanceRe Holdings, Ltd.Δ*	51,600	2,903,532
SEI Investments Co.	53,400	1,087,224
Simon Property Group, Inc. REITΔ	4,293	346,660
SLM CorporationΔ*	487,100	5,060,969
State Street Corporation	252,272	8,531,839
T. Rowe Price Group, Inc.Δ	57,700	2,561,303

See Notes to Financial Statements.

	Shares	Value
Taubman Centers, Inc. REITΔ	59,100	$2,223,933
Torchmark CorporationΔ	57,200	2,831,972
Travelers Cos., Inc. (The)	302,779	14,911,866
Unum Group	64,900	1,408,330
US Bancorp	92,451	2,066,280
Wells Fargo & Co.	952,986	24,396,442
XL Capital, Ltd. Class AΔ*	148,400	2,375,884

		232,065,239

Healthcare — 13.6%
Abbott Laboratories	7,196	336,629
Aetna, Inc.	65,904	1,738,547
AmerisourceBergen
CorporationΔ	90,500	2,873,375
Amgen, Inc.*	140,136	7,371,154
Baxter International, Inc.	4,743	192,756
Biogen Idec, Inc.Δ*	56,408	2,676,560
Bristol-Myers Squibb Co.	578,382	14,424,847
Cardinal Health, Inc.	212,313	7,135,840
Eli Lilly & Co.	37,977	1,272,229
Forest Laboratories, Inc.*	52,500	1,440,075
Genzyme Corporation*	47,748	2,424,166
Gilead Sciences, Inc.*	40,800	1,398,624
Health Net, Inc.*	105,800	2,578,346
Hologic, Inc.*	300,350	4,183,875
Humana, Inc.*	31,200	1,424,904
Johnson & Johnson	397,328	23,466,192
McKesson Corporation	7,340	492,954
Medtronic, Inc.	105,219	3,816,293
Merck & Co., Inc.	149,837	5,239,800
Pfizer, Inc.	1,462,430	20,854,252
Tenet Healthcare Corporation*	706,300	3,065,342
Thermo Fisher
Scientific, Inc.*	19,549	958,878
UnitedHealth Group, Inc.	513,225	14,575,590
Watson Pharmaceuticals, Inc.*	163,700	6,641,309
WellPoint, Inc.*	251,002	12,281,528
Zimmer Holdings, Inc.*	9,912	535,744

		143,399,809

Materials & Processing — 3.3%
Alcoa, Inc.Δ	407,864	4,103,112
Ashland, Inc.	25,100	1,165,142
Cabot CorporationΔ	51,800	1,248,898
Dow Chemical Co. (The)	55,825	1,324,169
Du Pont (E.I.) de Nemours & Co.	246,529	8,527,438
Eastman Chemical Co.	42,600	2,273,136
Lubrizol Corporation	26,100	2,096,091
MeadWestvaco Corporation	199,000	4,417,800
Nucor Corporation	8,555	327,485
Owens CorningΔ*	72,800	2,177,448
Southern Copper CorporationΔ	102,200	2,712,388
United States Steel CorporationΔ	99,800	3,847,290

		34,220,397

Producer Durables — 10.1%
3M Co.	36,900	2,914,731
Boeing Co. (The)	6,862	430,591
CSX Corporation	18,529	919,594
Danaher CorporationΔ	1,921	71,308
Deere & Co.	1,141	63,531
Emerson Electric Co.	154,700	6,758,843
FedEx Corporation	33,888	2,375,888
Gardner Denver, Inc.Δ	45,200	2,015,468
General Dynamics Corporation	42,947	2,514,976
General Electric Co.	1,306,281	18,836,572
Honeywell International, Inc.	422,200	16,478,466
Illinois Tool Works, Inc.	222,800	9,197,184
KBR, Inc.	98,000	1,993,320
L-3 Communications Holdings, Inc.Δ	28,900	2,047,276
Lockheed Martin Corporation	3,148	234,526
Norfolk Southern Corporation	17,606	933,998
Northrop Grumman Corporation	154,224	8,395,955
Oshkosh Corporation	79,800	2,486,568
Paychex, Inc.Δ	108,500	2,817,745
Raytheon Co.	229,998	11,129,603
Ryder System, Inc.	31,600	1,271,268
Terex Corporation*	117,700	2,205,698
Textron, Inc.Δ	242,900	4,122,013
Union Pacific Corporation	21,488	1,493,631
United Technologies Corporation	3,841	249,319
Waste Management, Inc.Δ	125,374	3,922,952

		105,881,024

Technology — 8.3%
Activision Blizzard, Inc.	18,128	190,163
Applied Materials, Inc.	508,100	6,107,362
Avnet, Inc.*	58,500	1,410,435
CA, Inc.	147,200	2,708,480
Corning, Inc.	64,988	1,049,556
Dell, Inc.*	347,900	4,195,674
Harris Corporation	28,700	1,195,355
Hewlett-Packard Co.	125,400	5,427,312
Ingram Micro, Inc. Class A*	93,900	1,426,341
Intel Corporation	800,333	15,566,477
International Business Machines Corporation	153,700	18,978,876
Microsoft Corporation	476,723	10,969,396
Motorola, Inc.	722,012	4,707,518
Nokia Corporation ADRΔ	328,800	2,679,720
Symantec Corporation*	202,588	2,811,921
Texas Instruments, Inc.	168,584	3,924,636
Yahoo!, Inc.*	319,561	4,419,529

		87,768,751

Utilities — 8.7%
Alliant Energy Corporation	50,700	1,609,218
American Electric Power Co., Inc.	194,870	6,294,301
AT&T, Inc.	1,301,531	31,484,035
Constellation Energy Group, Inc.	42,700	1,377,075
Dominion Resources, Inc.	128,048	4,960,580
DTE Energy Co.Δ	30,200	1,377,422
Duke Energy Corporation	63,000	1,008,000
Edison International	111,500	3,536,780
Energen Corporation	29,300	1,298,869
Entergy CorporationΔ	120,840	8,654,561
Exelon Corporation	64,988	2,467,594
Mirant Corporation*	199,100	2,102,496
NextEra Energy, Inc.	19,778	964,375
NV Energy, Inc.	208,000	2,456,480
PG&E Corporation	18,000	739,800
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209

See notes to Financial Statements.

VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Public Service Enterprise Group, Inc.	137,139	$4,296,565
Qwest Communications International, Inc.Δ	401,200	2,106,300
Southern Co.Δ	39,297	1,307,804
Sprint Nextel Corporation*	143,105	606,765
Verizon Communications, Inc.	477,393	13,376,552

		92,026,781

Total Common Stocks (Cost $1,167,377,108)		990,688,506
FOREIGN COMMON STOCKS — 3.2%
Canada — 0.3%
BCE, Inc.Δ	90,900	2,660,643

Panama — 0.1%
Copa Holdings SA Class A*	27,300	1,207,206

Peru — 0.3%
Credicorp, Ltd.*	36,300	3,299,307

Singapore — 0.5%
Flextronics International, Ltd.*	1,011,138	5,662,373

Switzerland — 1.5%
Ace, Ltd.*	49,269	2,536,368
Tyco Electronics, Ltd.*	268,675	6,818,972
Tyco International, Ltd.*	187,441	6,603,546

		15,958,886

United Kingdom — 0.5%
Ensco International PLC	124,000	4,870,720

Total Foreign Common Stocks
(Cost $38,243,660)		33,659,135

MONEY MARKET FUNDS — 9.1%
GuideStone Money Market Fund (GS4 Class)¥	26,816,462	26,816,462
Northern Institutional Liquid Assets Portfolio§	69,117,187	69,117,187

Total Money Market Funds (Cost $95,933,649)		95,933,649

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
0.20%, 11/18/10‡‡	$390,000	389,734
0.20%, 11/18/10‡‡	3,530,000	3,527,596
0.20%, 11/18/10‡‡	560,000	559,619

Total U.S. Treasury Obligations (Cost $4,476,511)		4,476,949

TOTAL INVESTMENTS — 106.9% (Cost $1,306,030,928)		1,124,758,239

Liabilities in Excess of Other Assets — (6.9)%		(72,696,486)

Net Assets — 100.0%		$1,052,061,753

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	22.1
Healthcare	13.6
Consumer Discretionary	10.9
Energy	10.8
Producer Durables	10.1
Money Market Funds	9.1
Utilities	8.7
Technology	8.3
Consumer Staples	6.4
Materials & Processing	3.3
Foreign Common Stocks	3.2
Futures Contracts	3.1
U.S. Treasury Obligations	0.4

110.0

See notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***

Level 1 — Quoted Prices
Common Stocks	$990,687,297	$—
Foreign Common Stocks	33,659,135	—
Futures Contracts		(1,502,598)
Money Market Funds	95,933,649	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	4,476,949	—
Level 3 — Significant Unobservable Inputs
Common Stocks	1,209	—

Total	$1,124,758,239	$(1,502,598)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Common Stocks	$1,209	$—
Accrued discounts/premiums
Common Stocks	—	—
Realized gain (loss)
Common Stocks
Changed in unrealized appreciation (depreciation)	—	—
Common Stocks	—	—
Net purchases (sales)
Common Stocks	—	—
Transfers in and/or out of Level 3
Common Stocks	—	—

Balance, 06/30/10	$1,209	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

GROWTH EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.7%
Consumer Discretionary — 17.4%
Amazon.com, Inc.Δ*	335,297	$36,634,550
Avon Products, Inc.	60,350	1,599,275
Bed Bath & Beyond, Inc.*	122,900	4,557,132
Best Buy Co., Inc.	108,900	3,687,354
Coach, Inc.	15,190	555,194
Costco Wholesale Corporation	37,470	2,054,480
Darden Restaurants, Inc.	40,740	1,582,749
DeVry, Inc.	32,790	1,721,147
DIRECTV Group, Inc. Class A*	180,892	6,135,857
Dreamworks Animation SKG, Inc. Class AΔ*	20,240	577,852
Estee Lauder Cos., Inc. (The) Class AΔ	99,756	5,559,402
Ford Motor Co.Δ*	668,694	6,740,436
Home Depot, Inc.	328,401	9,218,216
Kohl’s Corporation*	165,990	7,884,525
Limited Brands, Inc.	104,720	2,311,170
Lowe’s Cos., Inc.	89,030	1,817,993
Marriott International, Inc. Class A	214,750	6,429,615
McDonald’s Corporation	217,873	14,351,295
NIKE, Inc. Class B	291,150	19,667,182
Nordstrom, Inc.	80,482	2,590,716
Priceline.com, Inc.*	51,510	9,093,575
Staples, Inc.	309,300	5,892,165
Starbucks CorporationΔ	496,300	12,060,090
Starwood Hotels & Resorts Worldwide, Inc.Δ	97,600	4,043,568
Target Corporation	92,750	4,560,518
Tiffany & Co.Δ	137,681	5,219,487
TJX Cos., Inc.	46,699	1,959,023
Wal-Mart Stores, Inc.	46,450	2,232,851
Walt Disney Co. (The)	360,031	11,340,976

		192,078,393

Consumer Staples — 3.1%
Church & Dwight Co., Inc.Δ	52,690	3,304,190
Colgate-Palmolive Co.	57,020	4,490,895
General Mills, Inc.	134,160	4,765,363
J.M. Smucker Co. (The)	38,650	2,327,503
PepsiCo, Inc.	172,840	10,534,598
Procter & Gamble Co. (The)	82,600	4,954,348
Whole Foods Market, Inc.Δ*	121,900	4,390,838

		34,767,735

Energy — 6.9%
Chevron Corporation	93,330	6,333,374
Concho Resources, Inc.Δ*	39,490	2,184,982
Devon Energy Corporation	49,170	2,995,436
EOG Resources, Inc.	73,207	7,201,373
FMC Technologies, Inc.Δ*	212,300	11,179,718
Halliburton Co.	248,860	6,109,513
National Oilwell Varco, Inc.	355,600	11,759,692
Occidental Petroleum Corporation	62,670	4,834,990
PetroHawk Energy Corporation*	91,170	1,547,155
Schlumberger, Ltd.	299,260	16,561,048
Walter Energy, Inc.Δ	53,560	3,259,126
Whiting Petroleum CorporationΔ*	25,440	1,995,005

		75,961,412

Financial Services — 12.9%
American Express Co.	284,748	11,304,496
Ameriprise Financial, Inc.	62,370	2,253,428
Annaly Capital Management, Inc. REITΔ	70,970	1,217,136
Bank of America Corporation	556,650	7,999,060
Capital One Financial Corporation	124,466	5,015,980
CME Group, Inc.	22,800	6,419,340
Comerica, Inc.Δ	47,560	1,751,635
Fifth Third BancorpΔ	266,700	3,277,743
Franklin Resources, Inc.	45,020	3,880,274
Goldman Sachs Group, Inc. (The)	37,853	4,968,963
IntercontinentalExchange, Inc.Δ*	138,400	15,643,352
JPMorgan Chase & Co.	369,793	13,538,122
Lincoln National CorporationΔ	75,360	1,830,494
Mastercard, Inc. Class AΔ	29,700	5,926,041
Schwab (Charles) Corporation (The)	475,900	6,748,262
State Street Corporation	29,430	995,323
US Bancorp	463,805	10,366,042
Visa, Inc.Δ	368,930	26,101,797
Wells Fargo & Co.	532,637	13,635,507

		142,872,995

Healthcare — 10.8%
Abbott Laboratories	41,150	1,924,997
Alexion Pharmaceuticals, Inc.Δ*	18,070	925,003
Allergan, Inc.	260,580	15,181,391
AmerisourceBergen Corporation	44,100	1,400,175
Amgen, Inc.*	132,480	6,968,448
Celgene Corporation*	171,680	8,724,778
Covance, Inc.Δ*	20,380	1,045,902
Express Scripts, Inc.*	98,320	4,623,006
Genzyme CorporationΔ*	248,600	12,621,422
Gilead Sciences, Inc.*	54,090	1,854,205
Illumina, Inc.Δ*	240,300	10,460,259
Intuitive Surgical, Inc.Δ*	66,500	20,988,730
Johnson & Johnson	59,326	3,503,794
McKesson Corporation	24,070	1,616,541
Medtronic, Inc.	52,000	1,886,040
Merck & Co., Inc.	275,429	9,631,752
ResMed, Inc.Δ*	19,190	1,166,944
Thermo Fisher Scientific, Inc.*	117,300	5,753,565
Varian Medical Systems, Inc.Δ*	158,300	8,275,924
Vertex Pharmaceuticals, Inc.*	31,950	1,051,155

		119,604,031

Materials & Processing — 5.0%
Air Products & Chemicals, Inc.	30,356	1,967,372
Albemarle Corporation	56,440	2,241,233
Allegheny Technologies, Inc.Δ	49,200	2,174,148
Cliffs Natural Resources, Inc.	26,320	1,241,251
Dow Chemical Co. (The)	431,974	10,246,423
FMC CorporationΔ	25,360	1,456,425
Freeport-McMoRan Copper & Gold, Inc.	41,830	2,473,408
Monsanto Co.	72,210	3,337,546
Newmont Mining Corporation	74,000	4,568,760
Packaging Corporation of America	79,260	1,745,305
PPG Industries, Inc.	70,329	4,248,575

See notes to Financial Statements.

	Shares	Value
Praxair, Inc.	170,086	$12,924,835
Precision Castparts Corporation	60,370	6,213,281

		54,838,562

Producer Durables — 10.0%
3M Co.	86,070	6,798,669
AMETEK, Inc.	49,800	1,999,470
Boeing Co. (The)	53,300	3,344,575
Bucyrus International, Inc.	61,410	2,913,904
Caterpillar, Inc.	73,300	4,403,131
CSX Corporation	90,540	4,493,500
Cummins, Inc.	116,550	7,590,902
Danaher CorporationΔ	199,934	7,421,550
Deere & Co.	182,833	10,180,141
Emerson Electric Co.	59,430	2,596,497
Expeditors International of Washington, Inc.	90,900	3,136,959
FedEx Corporation	171,498	12,023,725
FLIR Systems, Inc.Δ*	162,500	4,727,125
General Dynamics Corporation	107,343	6,286,006
General Electric Co.	336,060	4,845,985
Iron Mountain, Inc.Δ	184,500	4,143,870
Manpower, Inc.	24,270	1,047,979
Norfolk Southern Corporation	89,251	4,734,766
Rockwell Collins, Inc.	24,740	1,314,436
Trimble Navigation, Ltd.Δ*	29,830	835,240
Union Pacific Corporation	135,930	9,448,494
W.W. Grainger, Inc.	67,300	6,692,985

		110,979,909

Technology — 23.1%
Adobe Systems, Inc.*	86,950	2,298,089
American Tower Corporation Class A*	241,101	10,728,995
Amphenol Corporation Class AΔ	34,730	1,364,194
Apple, Inc.*	272,911	68,645,304
Broadcom Corporation Class A	531,200	17,513,664
Cisco Systems, Inc.*	1,019,030	21,715,529
Citrix Systems, Inc.*	42,980	1,815,045
Cognizant Technology Solutions Corporation Class A*	97,921	4,901,925
Crown Castle International CorporationΔ*	40,173	1,496,846
EMC Corporation*	698,182	12,776,731
Equinix, Inc.Δ*	23,800	1,933,036
F5 Networks, Inc.Δ*	65,890	4,518,077
Google, Inc. Class AΔ*	74,794	33,279,590
Hewlett-Packard Co.	105,736	4,576,254
Juniper Networks, Inc.*	146,270	3,337,882
Microsoft Corporation	340,930	7,844,799
NetApp, Inc.*	170,714	6,369,339
Oracle Corporation	271,950	5,836,047
QUALCOMM, Inc.	481,600	15,815,744
Rovi Corporation*	7	265
Salesforce.com, Inc.Δ*	209,800	18,005,036
SanDisk Corporation*	62,700	2,637,789
Tellabs, Inc.	234,930	1,501,203
Teradata CorporationΔ*	46,600	1,420,368
VMware, Inc.Δ*	82,150	5,141,769

		255,473,520

Utilities — 0.5%
AES Corporation (The)*	431,630	3,988,261
Wisconsin Energy Corporation	32,510	1,649,557
Xcel Energy Inc.	24,460	504,121

		6,141,939

Total Common Stocks (Cost $918,437,186)		992,718,496

FOREIGN COMMON STOCKS — 4.3%
Bermuda — 0.7%
Marvell Technology Group, Ltd.*	471,010	7,423,118
Canada — 0.7%
Potash Corporation of Saskatchewan, Inc.Δ	56,795	4,898,001
Research In Motion, Ltd.*	22,530	1,109,828
Yamana Gold, Inc.	148,560	1,530,168

		7,537,997

China — 0.7%
Baidu, Inc. ADRΔ*	111,815	7,612,365

France — 0.2%
Total SA ADRΔ	62,030	2,769,019

Ireland — 0.5%
Covidien PLC*	46,900	1,884,442
Shire PLC ADRΔ	65,810	4,039,418

		5,923,860

Israel — 0.8%
Check Point Software Technologies, Ltd.Δ*	135,740	4,001,615
Teva Pharmaceutical Industries, Ltd. ADR	86,380	4,490,896

		8,492,511

Netherlands — 0.1%
QIAGEN N.V.*	38,140	733,051

United Kingdom — 0.6%
BHP Billiton PLC ADRΔ	134,598	6,923,721

Total Foreign Common Stocks (Cost $44,572,122)		47,415,642

PREFERRED STOCK — 0.1%
Wells Fargo & Co.Δ* (Cost $678,134)	35,400	916,506

RIGHT/WARRANT — 0.0%
Krispy Kreme Doughnuts, Inc.* (Cost $74)	7,410	370

MONEY MARKET FUNDS — 15.7%
GuideStone Money Market Fund (GS4 Class)¥	57,146,701	57,146,701
Northern Institutional Liquid Assets Portfolio§	116,632,429	116,632,429

Total Money Market Funds (Cost $173,779,130)		173,779,130

	Par
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.20%, 11/18/10‡‡	$5,570,000	5,566,207
0.22%, 11/18/10‡‡	2,100,000	2,098,570

Total U.S. Treasury Obligations (Cost $7,663,896)		7,664,777

See notes to Financial Statements.

GROWTH EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

Value
TOTAL INVESTMENTS — 110.5% (Cost $1,145,130,542)	$1,222,494,921
Liabilities in Excess of Other Assets — (10.5)%	(116,611,391)

NET ASSETS — 100.0%	$1,105,883,530

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	23.1
Consumer Discretionary	17.4
Money Market Funds	15.7
Financial Services	12.9
Healthcare	10.8
Producer Durables	10.0
Energy	6.9
Futures Contracts	5.7
Materials & Processing	5.0
Foreign Common Stocks	4.3
Consumer Staples	3.1
U.S. Treasury Obligations	0.7
Utilities	0.5
Preferred Stock	0.1
Right/Warrant	—	**

	116.2

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 — Quoted Prices
Common Stocks	$992,718,496	$—
Foreign Common Stocks	47,415,642	—
Futures Contracts	—	(3,032,725)
Money Market Funds	173,779,130	—
Preferred Stock	916,506	—
Right/Warrant	370	—
Level 2 — Other Significant Observable Inputs
U.S. Treasury Obligations	7,664,777	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,222,494,921	$(3,032,725)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS — 85.6%
Consumer Discretionary — 12.8%
Aaron’s, Inc.Δ	75,900	$1,295,613
Aeropostale, Inc.Δ	25,400	727,456
American Public Education, Inc.Δ	41,000	1,791,700
AnnTaylor Stores CorporationΔ	90,900	1,478,943
Arbitron, Inc.Δ	32,300	827,849
ATC Technology Corporation	34,000	548,080
Autoliv, Inc.Δ	13,600	650,760
BJ’s Wholesale Club, Inc.Δ*	15,200	562,552
Buffalo Wild Wings, Inc.Δ	41,100	1,503,438
Cabela’s, Inc.Δ	18,600	263,004
Capella Education Co.Δ	9,300	756,555
Career Education CorporationΔ	19,100	439,682
Citi Trends, Inc.	33,900	1,116,666
Corinthian Colleges, Inc.Δ	42,200	415,670
Cracker Barrel Old Country Store, Inc.	11,900	554,064
CROCS, Inc.	92,400	977,592
Deckers Outdoor Corporation*	17,500	2,500,225
DG Fastchannel, Inc.	46,400	1,511,712
Dillard’s, Inc. Class AΔ	22,800	490,200
Drew Industries, Inc.	34,000	686,800
DSW, Inc.Δ	10,500	235,830
Elizabeth Arden, Inc.Δ	25,000	363,000
Finish Line, Inc. (The)Δ	67,500	940,275
GSI Commerce, Inc.Δ	36,320	1,046,016
Guess ?, Inc.	35,200	1,099,648
Helen of Troy, Ltd.Δ	27,100	597,826
Iconix Brand Group, Inc.Δ	28,100	403,797
Inter Parfums, Inc.Δ	47,900	681,617
ITT Educational Services, Inc.Δ*	10,400	863,408
Jo-Ann Stores, Inc.Δ	7,100	266,321
John Wiley & Sons, Inc.	28,500	1,102,095
Jones Apparel Group, Inc.	33,800	535,730
Kirkland’s, Inc.	73,249	1,236,077
Life Time Fitness, Inc.Δ	15,700	499,103
Lincoln Educational Services Corporation	84,700	1,743,973
Meredith CorporationΔ	16,900	526,097
Mohawk Industries, Inc.Δ	11,400	521,664
Monro Muffler Brake, Inc.Δ	26,502	1,047,624
Nu Skin Enterprises, Inc. Class A	36,300	904,959
Papa John’s International, Inc.	46,700	1,079,704
PetSmart, Inc.	33,800	1,019,746
Polaris Industries, Inc.Δ	44,010	2,403,826
Rent-A-Center, Inc.Δ	35,700	723,282
Select Comfort Corporation	67,700	592,375
Skechers USA, Inc. Class A	25,600	934,912
Sotheby’s Holdings Class AΔ	14,600	333,902
Stage Stores, Inc.	40,100	428,268
Steven Madden, Ltd.Δ	49,756	1,568,309
Tempur-Pedic International, Inc.Δ	28,191	866,874
Timberland Co. (The)	54,500	880,175
Ulta Salon Cosmetics & Fragrance, Inc.Δ	53,368	1,262,687
ValueClick, Inc.	79,400	848,786
Vitamin Shoppe, Inc.Δ	55,400	1,421,010
WABCO Holdings, Inc.	68,800	2,165,824
WESCO International, Inc.Δ	20,200	680,134
World Fuel Services CorporationΔ	22,000	570,680
Zumiez, Inc.Δ	16,300	262,593

		51,756,708

Consumer Staples — 2.4%
Children’s Place Retail Stores, Inc.	15,100	664,702
Diamond Foods, Inc.Δ	18,700	768,570
Green Mountain Coffee Roasters, Inc.Δ	10,913	280,464
Hansen Natural Corporation	29,600	1,157,656
Herbalife, Ltd.*	39,000	1,795,950
J & J Snack Foods Corporation	18,752	789,459
Lancaster Colony CorporationΔ	11,200	597,632
M&F Worldwide CorporationΔ	20,000	542,000
Nash Finch Co.	30,700	1,048,712
Peet’s Coffee & Tea, Inc.Δ	9,100	357,357
Sanderson Farms, Inc.Δ	11,200	568,288
United Natural Foods, Inc.	36,000	1,075,680

		9,646,470

Energy — 4.9%
Arena Resources, Inc.	5,600	178,640
Atlas Energy, Inc.Δ	21,400	579,298
Brigham Exploration Co.	70,600	1,085,828
Cal Dive International, Inc.	64,500	377,325
Carrizo Oil & Gas, Inc.	26,000	403,780
Clayton Williams Energy, Inc.Δ	15,500	652,860
Complete Production Services, Inc.	62,900	899,470
Comstock Resources, Inc.	34,200	948,024
Concho Resources, Inc.*	23,500	1,300,255
Dril-Quip, Inc.	14,500	638,290
EXCO Resources, Inc.	108,800	1,589,568
Exterran Holdings, Inc.Δ*	47,600	1,228,556
GT Solar International, Inc.Δ	103,400	579,040
Gulf Island Fabrication, Inc.Δ	10,100	156,752
Key Energy Services, Inc.Δ	54,400	499,392
Oasis Petroleum, Inc.Δ	77,500	1,123,750
Oil States International, Inc.*	35,000	1,385,300
Rosetta Resources, Inc.	21,800	431,858
Sunoco, Inc.	24,000	834,480
T-3 Energy Services, Inc.	17,149	478,457
Tetra Technologies, Inc.Δ	54,700	496,676
Unit Corporation	14,300	580,437
Vaalco Energy, Inc.	172,100	963,760
W&T Offshore, Inc.Δ	78,100	738,826
Whiting Petroleum CorporationΔ*	21,100	1,654,662

		19,805,284

Financial Services — 18.7%
American Equity Investment Life Holding Co.	72,600	749,232
American Financial Group, Inc.	50,500	1,379,660
American Physicians Capital, Inc.	15,600	481,260
AMERISAFE, Inc.	31,518	553,141
Amtrust Financial Services, Inc.	48,700	586,348
Apartment Investment & Management Co. Class A REITΔ	64,800	1,255,176
Argo Group International Holdings, Ltd.	27,752	848,934
Artio Global Investors, Inc.	28,800	453,312
Assurant, Inc.	35,100	1,217,970
Astoria Financial CorporationΔ	90,700	1,248,032

See Notes to Financial Statements

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
AXIS Capital Holdings, Ltd.*	49,000	$1,456,280
Banco Latinoamericano de Exportaciones SA	62,000	774,380
Bank of Hawaii Corporation	29,500	1,426,325
Bank of the Ozarks, Inc.Δ	28,200	1,000,254
BOK Financial Corporation	11,300	536,411
Cash America International, Inc.Δ	29,400	1,007,538
CBL & Associates Properties, Inc. REITΔ	40,200	500,088
Cohen & Steers, Inc.Δ	21,200	439,688
Columbia Banking System, Inc.Δ	37,600	686,576
Community Bank System, Inc.Δ	31,300	689,539
Compass Diversified Holdings	56,600	759,006
CVB Financial CorporationΔ	71,100	675,450
Cybersource Corporation	20,386	520,455
Deluxe CorporationΔ	28,600	536,250
DiamondRock Hospitality Co. REIT	50,200	412,644
Dime Community Bancshares	67,000	826,110
Duff & Phelps Corporation	49,400	623,922
Endurance Specialty Holdings, Ltd.Δ*	35,100	1,317,303
Euronet Worldwide, Inc.	42,400	542,296
Evercore Partners, Inc. Class A	29,800	695,830
EZCORP, Inc. Class A	55,100	1,022,105
First Cash Financial Services, Inc.	25,000	545,000
First Citizens BancShares, Inc. Cl A	2,900	557,757
First Financial Bancorp	27,900	417,105
FPIC Insurance Group, Inc.	17,250	442,462
Global Payments, Inc.	52,800	1,929,312
Hanover Insurance Group, Inc.Δ	20,000	870,000
Home Bancshares, Inc.	29,140	664,683
Hospitality Properties Trust REIT	48,000	1,012,800
HRPT Properties Trust REIT	181,700	1,128,357
IBERIABANK CorporationΔ	33,000	1,698,840
Infinity Property & Casualty Corporation	24,600	1,136,028
International Bancshares CorporationΔ	52,200	871,218
Jack Henry & Associates, Inc.	48,800	1,165,344
Jones Lang LaSalle, Inc.Δ	38,300	2,514,012
LaSalle Hotel Properties REIT	22,600	464,882
Life Partners Holdings, Inc.Δ	26,900	550,374
LTC Properties, Inc. REIT	37,800	917,406
Mercury General Corporation	15,400	638,176
National American University Holdings, Inc.Δ	49,400	430,274
National Financial Partners CorporationΔ	79,900	780,623
National Health Investors, Inc.
REIT	30,600	1,179,936
NBH Holdings Corporation+@	30,300	590,850
Net 1 UEPS Technologies, Inc.Δ	72,100	966,861
NewAlliance Bancshares, Inc.Δ	105,500	1,182,655
Ocwen Financial CorporationΔ	60,400	615,476
optionsXpress Holdings, Inc.Δ	98,290	1,547,085
Pacwest BancorpΔ	47,100	862,401
Pennsylvania Real Estate Investment Trust REITΔ	59,500	727,090
Platinum Underwriters Holdings, Ltd.	32,500	1,179,425
Portfolio Recovery Associates, Inc.Δ	3,800	253,764
ProAssurance Corporation	23,900	1,356,564
Provident Financial Services, Inc.	86,000	1,005,340
PS Business Parks, Inc. REITΔ	11,400	635,892
Raymond James Financial, Inc.Δ	22,700	560,463
RenaissanceRe Holdings, Ltd.Δ*	26,300	1,479,901
Republic Bancorp, Inc. Class AΔ	27,600	618,240
RLI CorporationΔ	15,300	803,403
S&T Bancorp, Inc.Δ	27,000	533,520
Safety Insurance Group, Inc.	46,600	1,725,132
SCBT Financial Corporation	12,400	436,728
SEI Investments Co.	29,500	600,620
Signature Bank	33,600	1,277,136
StanCorp Financial Group, Inc.	55,000	2,229,700
Taubman Centers, Inc. REITΔ	35,300	1,328,339
Torchmark Corporation	21,800	1,079,318
Tower Group, Inc.Δ	48,600	1,046,358
Trustco Bank CorporationΔ	31,600	176,960
Unitrin, Inc.	51,500	1,318,400
Washington Banking Co.	17,700	226,383
Webster Financial CorporationΔ	60,800	1,090,752
Whitney Holding CorporationΔ	35,400	327,450
Wintrust Financial CorporationΔ	31,000	1,033,540
World Acceptance CorporationΔ	17,200	658,932
Wright Express Corporation	40,900	1,214,730

		75,825,512

Healthcare — 10.8%
Align Technology, Inc.Δ	78,900	1,173,243
Alimera Sciences, Inc.Δ	32,000	238,080
Amedisys, Inc.Δ	42,634	1,874,617
American Medical Systems Holdings, Inc.Δ	21,090	466,511
AMERIGROUP CorporationΔ	36,100	1,172,528
Auxilium Pharmaceuticals, Inc.Δ	14,600	343,100
BioMarin Pharmaceuticals, Inc.Δ	36,300	688,248
Bio-Rad Laboratories, Inc. Class A	16,000	1,383,840
Brookdale Senior Living, Inc.	51,400	771,000
Catalyst Health Solutions, Inc.Δ	45,800	1,580,100
Centene Corporation	47,100	1,012,650
Cepheid, Inc.Δ	20,500	328,410
Cooper Cos., Inc.	40,200	1,599,558
Dionex CorporationΔ	10,000	744,600
Emergency Medical Services Corporation Class A	30,300	1,485,609
Five Star Quality Care, Inc.+	2,086	—
Genoptix, Inc.	1,600	27,520
Gen-Probe, Inc.	14,900	676,758
Haemonetics Corporation	18,500	990,120
Health Net, Inc.*	62,900	1,532,873
Healthspring, Inc.Δ	59,500	922,845
Hill-Rom Holdings, Inc.Δ	27,800	845,954
ICON PLC ADR	110,200	3,183,678
Incyte Corporation, Ltd.Δ	49,700	550,179

See Notes to Financial Statements

	Shares	Value
IPC The Hospitalist Co., Inc.	20,000	$502,000
Kindred Healthcare, Inc.	23,700	304,308
LifePoint Hospitals, Inc.Δ	31,700	995,380
Magellan Health Services, Inc.	46,900	1,703,408
Map Pharmaceuticals, Inc.Δ	16,100	211,232
MedAssets, Inc.Δ	43,600	1,006,288
Mednax, Inc.	10,000	556,100
Molina Healthcare, Inc.Δ	21,300	613,440
Parexel International Corporation	11,700	253,656
PDL BioPharma, Inc.	99,600	559,752
PerkinElmer, Inc.	80,700	1,668,069
PSS World Medical, Inc.Δ	59,100	1,249,965
Salix Pharmaceuticals, Ltd.Δ	23,400	913,302
Sirona Dental Systems, Inc.	38,489	1,340,957
SXC Health Solutions CorporationΔ	10,100	739,825
Techne CorporationΔ	17,900	1,028,355
Thoratec CorporationΔ	20,427	872,845
Triple-S Management Corporation Class B	29,600	549,080
United Therapeutics CorporationΔ	19,200	937,152
Universal American Corporation	72,500	1,044,000
VCA Antech, Inc.Δ	23,400	579,384
Volcano CorporationΔ	68,500	1,494,670
WebMD Health CorporationΔ	11,600	538,588
Zoll Medical Corporation	15,100	409,210

		43,662,987

Materials & Processing — 5.7%
Albany International Corporation Class A	50,700	820,833
Allied Nevada Gold CorporationΔ	30,300	596,304
AptarGroup, Inc.	16,000	605,120
Ashland, Inc.	12,100	561,682
Belden, Inc.	32,500	715,000
Boise, Inc.	177,400	973,926
Buckeye Technologies, Inc.Δ	53,800	535,310
Cabot Corporation	45,900	1,106,649
Cellu Tissue Holdings, Inc.Δ	53,400	414,918
CLARCOR, Inc.Δ	38,600	1,371,072
Commercial Metals Co.Δ	28,400	375,448
Domtar CorporationΔ	9,500	466,925
Eastman Chemical Co.	12,300	656,328
Ferro Corporation	77,400	570,438
Hexcel Corporation	45,500	705,705
Huntsman Corporation	41,400	358,938
Innophos Holdings, Inc.	26,200	683,296
Interline Brands, Inc.Δ	36,100	624,169
James River Coal Co.	11,000	175,120
Kraton Performance Polymers, Inc.	50,800	954,532
Layne Christensen Co.	21,300	516,951
Metals USA Holdings CorporationΔ	32,100	479,895
Minerals Technologies, Inc.Δ	18,600	884,244
Noranda Aluminium Holding CorporationΔ	39,500	253,985
OM Group, Inc.Δ	25,800	615,588
Owens Corning*	25,500	762,705
PolyOne CorporationΔ	57,900	487,518
RBC Bearings, Inc.	15,200	440,648
Reliance Steel & Aluminum Co.	22,100	798,915
Rogers Corporation	1,000	27,770
RTI International Metals, Inc.Δ	10,300	248,333
Schnitzer Steel Industries, Inc. Class A	15,900	623,280
Spartech Corporation	18,200	186,550
Steel Dynamics, Inc.Δ	57,600	759,744
Watsco, Inc.Δ	46,300	2,681,696

		23,039,535

Producer Durables — 12.9%
A.O. Smith Corporation	28,698	1,382,957
Advisory Board Co. (The)	22,500	966,600
Alaska Air Group, Inc.	30,100	1,352,995
Allegiant Travel Co.Δ	19,800	845,262
Applied Industrial Technologies, Inc.Δ	42,700	1,081,164
B/E Aerospace	33,200	844,276
Briggs & Stratton CorporationΔ	78,300	1,332,666
Chart Industries, Inc.	13,553	211,156
Clean Harbors, Inc.	16,000	1,062,560
Columbus McKinnon Corporation	53,800	751,586
CoStar Group, Inc.Δ	25,600	993,280
Curtiss-Wright Corporation	39,400	1,144,176
Darling International, Inc.	40,900	307,159
EMCOR Group, Inc.	36,700	850,339
EnPro Industries, Inc.	33,300	937,395
FARO Technologies, Inc.	51,800	969,178
Gardner Denver, Inc.	25,000	1,114,750
Genco Shipping & Trading, Ltd.Δ	34,900	523,151
Generac Holdings, Inc.Δ	60,800	851,808
Genesee & Wyoming, Inc. Class A	46,500	1,734,915
Graco, Inc.Δ	13,800	389,022
Healthcare Services Group, Inc.	31,700	600,715
HEICO Corporation Class AΔ	32,000	1,047,406
Herman Miller, Inc.Δ	51,900	979,353
IDEX Corporation	28,911	825,987
KBR, Inc.	79,700	1,621,098
Kennametal, Inc.Δ	34,900	887,507
Kforce, Inc.	154,133	1,965,196
Knight Transportation, Inc.Δ	82,400	1,667,776
Lexmark International, Inc. Class A*	15,900	525,177
McGrath RentCorpΔ	24,600	560,388
Middleby CorporationΔ	17,100	909,549
Mobile Mini, Inc.Δ	39,700	646,316
Moog, Inc. Class A	24,100	776,743
Old Dominion Freight Line, Inc.Δ	16,000	562,240
On Assignment, Inc.	108,000	543,240
Orbital Sciences Corporation	68,000	1,072,360
Oshkosh Corporation	34,200	1,065,672
Polypore International, Inc.Δ	22,500	511,650
Regal-Beloit Corporation	39,500	2,203,310
Resources Connection, Inc.	60,800	826,880
Robert Half International, Inc.Δ	49,500	1,165,725
Rush Enterprises, Inc. Class AΔ	40,321	538,688
Ryder System, Inc.	27,800	1,118,394
Standard Parking Corporation	40,800	645,864
Steelcase, Inc. Class AΔ	157,200	1,218,300
Stericycle, Inc.Δ*	6,000	393,480

See Notes to Financial Statements

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
SYKES Enterprises, Inc.	100,500	$1,430,115
Tennant Co.Δ	7,500	253,650
Thomas & Betts Corporation	29,800	1,034,060
Toro Co.Δ	24,800	1,218,176
TransDigm Group, Inc.	38,100	1,944,243
TRW Automotive Holdings Corporation	21,000	578,970
Tutor Perini CorporationΔ	27,400	451,552
Zebra Technologies Corporation Class A	21,900	555,603

		51,991,778

Technology — 12.9%
ACI Worldwide, Inc.	29,400	572,418
Acme Packet, Inc.	26,991	725,518
Acxiom Corporation	53,600	787,384
Amkor Technology, Inc.Δ	113,700	626,487
Anixter International, Inc.Δ	12,600	536,760
Arrow Electronics, Inc.	26,600	594,510
Aruba Networks, Inc.Δ	39,000	555,360
Atheros Communications, Inc.Δ	42,500	1,170,450
Avnet, Inc.*	42,800	1,031,908
Blackboard, Inc.Δ	31,000	1,157,230
Bottomline Technologies, Inc.	75,200	979,856
BroadSoft, Inc.Δ	25,100	214,605
Cavium Networks, Inc.Δ	19,900	521,181
CommVault Systems, Inc.	34,100	767,250
CSG Systems International, Inc.	28,100	515,073
Cymer, Inc.	29,200	877,168
DigitalGlobe, Inc.	23,400	615,420
EarthLink, Inc.Δ	86,800	690,928
Entropic Communications, Inc.	72,100	457,114
EPIQ Systems, Inc.Δ	45,500	588,315
F5 Networks, Inc.*	11,531	790,681
Finisar CorporationΔ	66,000	983,400
GeoEye, Inc.	9,900	308,286
Hittite Microwave Corporation	19,600	876,904
iGate Corporation	19,500	249,990
Informatica CorporationΔ	29,400	702,072
Ingram Micro, Inc. Class A*	75,600	1,148,364
Insight Enterprises, Inc.	25,500	335,580
Intersil Corporation Class A	34,400	416,584
Jabil Circuit, Inc.	40,800	542,640
LivePerson, Inc.	59,300	406,798
LogMeIn, Inc.	19,100	500,993
Manhattan Associates, Inc.Δ	21,700	597,835
Mantech International Corporation Class A	18,400	783,288
Monolithic Power Systems, Inc.Δ	21,300	380,418
Monotype Imaging Holdings, Inc.	48,900	440,589
Netezza CorporationΔ	143,200	1,958,976
Netlogic Microsystems, Inc.Δ	74,568	2,028,250
Omnivision Technologies, Inc.	33,000	707,520
Plantronics, Inc.Δ	36,600	1,046,760
Power Intergrations, Inc.Δ	62,100	1,999,309
Power-One, Inc.Δ	44,400	299,700
Radiant Systems, Inc.	24,500	354,270
Riverbed Technology, Inc.Δ	21,700	599,354
Rovi Corporation*	26,100	989,451
Rudolph Technologies, Inc.Δ	54,800	413,740
Sanmina-SCI CorporationΔ	38,100	518,541
Sapient Corporation	51,300	520,182
SBA Communications Corporation Class AΔ	22,600	$768,626
Scansource, Inc.	46,200	1,151,766
Semtech CorporationΔ	82,067	1,343,437
Silicon Laboratories, Inc.Δ	14,600	592,176
Solera Holdings, Inc.Δ	78,600	2,845,320
SRA International, Inc. Class A	36,800	723,856
Stanley, Inc.	9,800	366,324
Stratasys, Inc.Δ	45,792	1,124,652
SuccessFactors, Inc.Δ	57,300	1,191,267
Ultimate Software Group, Inc.Δ	47,800	1,570,708
Universal Display CorporationΔ	15,900	285,882
Varian Semiconductor Equipment Associates, Inc.	46,825	1,342,004
Veeco Instruments, Inc.Δ	31,291	1,072,655
VeriFone Holdings, Inc.	51,801	980,593
Viasat, Inc.Δ	27,000	879,120
Vishay Intertechnology, Inc.	54,200	419,508
Volterra Semiconductor Corporation	19,100	440,446

		51,983,750

Utilities — 4.5%
Alliant Energy Corporation	50,300	1,596,522
El Paso Electric Co.	56,300	1,089,405
Energen Corporation	28,900	1,281,137
General Communication, Inc. Class AΔ	76,900	583,671
Great Plains Energy, Inc.Δ	71,700	1,220,334
IDACORP, Inc.	30,800	1,024,716
j2 Global Communications, Inc.Δ	46,600	1,017,744
Laclede Group, Inc. (The)Δ	6,300	208,719
Mirant Corporation*	117,600	1,241,856
NorthWestern Corporation	18,500	484,700
NTELOS Holdings CorporationΔ	50,000	860,000
NV Energy, Inc.	117,000	1,381,770
Oclaro, Inc.Δ	30,300	336,027
OGE Energy Corporation	45,200	1,652,512
Pinnacle West Capital Corporation	15,000	545,400
PNM Resources, Inc.Δ	43,600	487,448
Portland General Electric Co.	30,800	564,564
Southern Union Co.	24,100	526,826
TECO Energy, Inc.	34,600	521,422
Telephone & Data Systems, Inc.	42,600	1,294,614
USA Mobility, Inc.Δ	37,300	481,916

		18,401,303

Total Common Stocks
(Cost $327,869,977)		346,113,327

FOREIGN COMMON STOCKS — 1.3%
Bermuda — 0.5%
Frontline, Ltd.	17,700	505,158
Knightsbridge Tankers, Ltd.	20,500	360,595
Montpelier Re Holdings, Ltd.	70,000	1,045,100

		1,910,853

British Virgin Islands — 0.2%
UTi Worldwide, Inc.	57,200	708,136

Canada — 0.1%
Westport Innovations, Inc.Δ	24,791	388,971

See Notes to Financial Statement

	Shares	Value
Israel — 0.0%
Given Imaging, Ltd.	13,200	$206,184

Netherlands — 0.3%
AerCap Holdings NV	99,595	1,033,796
ASM International N.V.Δ	18,700	365,585

		1,399,381

Singapore — 0.2%
Verigy, Ltd.Δ	88,200	766,458

Total Foreign Common Stocks (Cost $7,207,528)		5,379,983

PREFERRED STOCKS — 0.0%
Federal Home Loan Mortgage Corporation	5,125	1,742
Federal National Mortgage Association	3,750	1,327

Total Preferred Stocks (Cost $227,515)		3,069

MONEY MARKET FUNDS — 35.7%
GuideStone Money Market Fund (GS4 Class)¥	14,592,737	14,592,737
Northern Institutional Liquid Assets Portfolio§	129,679,538	129,679,538

Total Money Market Funds (Cost $144,272,275)		144,272,275

	Par
AGENCY OBLIGATIONS — 1.3%
Farmer Mac Guaranteed Trust
5.13%, 04/19/17 144A	$250,000	273,638
Federal Home Loan Bank
1.50%, 01/16/13	50,000	50,664
Federal Home Loan Mortgage Corporation
0.19%, 07/07/10	290,000	289,994
0.27%, 08/10/10	290,000	289,961
0.18%, 08/23/10‡‡	74,000	73,990
0.24%, 08/23/10‡‡	18,000	17,998
Federal National Mortgage Association
0.22%, 07/21/10	290,000	289,981
0.24%, 07/28/10	290,000	289,979
0.18%, 08/23/10‡‡	2,253,000	2,252,702
0.18%, 08/23/10‡‡	476,000	475,937
1.25%, 06/22/12	150,000	151,503
5.25%, 08/01/12	110,000	118,780
5.00%, 02/13/17	230,000	261,793
6.37%, 10/09/19Ω	90,000	55,766
6.25%, 05/15/29	110,000	136,508
7.13%, 01/15/30	100,000	136,516
Government National Mortgage Association
1.28%, 06/30/49	170,000	174,622
Tennessee Valley Authority
5.25%, 09/15/39	50,000	55,490

Total Agency Obligations (Cost $5,330,756)		5,395,822

ASSET-BACKED SECURITIES — 0.4%
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	100,000	103,610
Bear Stearns Asset-Backed Securities Trust
0.80%, 10/27/32†	19,635	15,096
0.80%, 12/25/33†	226,731	196,695
Drive Auto Receivables Trust
5.33%, 04/15/14 STEP 144A	176,432	176,483
Education Funding Capital Trust I
2.43%, 12/15/42†	100,000	93,493
EMC Mortgage Loan Trust
1.00%, 02/25/41 STEP 144A†	68,657	46,778
GSAA Trust
0.62%, 07/25/37†	200,000	114,546
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	95,331
Lehman XS Trust
0.65%, 11/25/35†	239,447	153,793
0.65%, 12/25/35†	119,189	37,749
0.47%, 06/25/37†	167,164	90,609
0.61%, 02/25/46†	255,141	127,725
0.42%, 08/25/46†	42,036	41,160
MASTR Specialized Loan Trust
0.70%, 05/25/37 144A†	227,166	154,382
Nelnet Student Loan Trust
1.80%, 04/25/24†	80,000	82,413
Option One Mortgage Loan Trust
1.15%, 11/25/32†	23,018	18,845
Renaissance Home Equity Loan Trust
0.78%, 06/25/33†	20,065	17,261
Securitized Asset-Backed Receivables LLC Trust
0.58%, 02/25/37†	231,566	108,848
Wachovia Asset Securitization, Inc.
0.72%, 09/27/32†	57,834	45,128
0.78%, 12/25/32†	30,429	22,361
0.64%, 03/25/33†	34,186	20,640

Total Asset-Backed Securities (Cost $2,434,489)		1,762,946

CORPORATE BONDS — 2.8%
AES Corporation
7.75%, 10/15/15	30,000	30,525
8.00%, 06/01/20	190,000	191,900
American Express Co.
8.13%, 05/20/19	100,000	124,365
6.80%, 09/01/49Δ	140,000	134,400
American International Group, Inc.
5.85%, 01/16/18	190,000	170,763
Anadarko Petroleum Corporation
6.45%, 09/15/36Δ	210,000	167,512
Apache Corporation
5.63%, 01/15/17	110,000	124,084
AT&T, Inc.
5.50%, 02/01/18	90,000	99,681
BAC Capital Trust XIV
5.63%, 12/31/49†	10,000	6,825
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	73,475

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bank of America Corporation
7.40%, 01/15/11Δ	$60,000	$61,787
5.42%, 03/15/17	60,000	59,861
5.75%, 12/01/17	190,000	197,342
7.63%, 06/01/19	20,000	22,948
8.00%, 12/29/49	60,000	58,036
Bear Stearns Cos. LLC
7.25%, 02/01/18	140,000	163,722
Berkshire Hathaway, Inc.
3.20%, 02/11/15	80,000	82,473
Boeing Capital Corporation
4.70%, 10/27/19	40,000	43,087
Boeing Co.
4.88%, 02/15/20	60,000	66,191
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	124,870
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18Δ	60,000	78,132
Chesapeake Energy Corporation
6.88%, 11/15/20Δ	100,000	101,375
Citigroup, Inc.
6.50%, 08/19/13	140,000	149,230
6.00%, 12/13/13	110,000	115,492
6.38%, 08/12/14	30,000	31,893
5.00%, 09/15/14	160,000	160,182
5.50%, 10/15/14	60,000	61,745
6.88%, 03/05/38	130,000	136,811
Comcast Corporation
6.50%, 01/15/17	130,000	149,160
5.15%, 03/01/20	100,000	104,894
Community Health Systems, Inc.
8.88%, 07/15/15Δ	30,000	31,013
ConocoPhillips Holding Co.
6.95%, 04/15/29	130,000	159,992
Countrywide Financial Corporation
6.25%, 05/15/16	50,000	52,188
COX Communications, Inc.
5.45%, 12/15/14	40,000	44,195
CVS Caremark Corporation
6.60%, 03/15/19	80,000	93,252
CVS Pass-Through Trust
6.94%, 01/10/30	85,460	94,511
DaVita, Inc.
6.63%, 03/15/13	28,000	28,175
Devon Financing Corporation
6.88%, 09/30/11	150,000	160,198
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	129,775
Dr Pepper Snapple Group, Inc.
6.82%, 05/01/18	100,000	119,452
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	142,282
Dynegy Holdings, Inc.
7.75%, 06/01/19	5,000	3,481
Energy Future Holdings Corporation
11.25%, 11/01/17 PIK	575,508	376,958
6.50%, 11/15/24	20,000	9,100
6.55%, 11/15/34	10,000	4,500
Energy Transfer Partners LP
6.70%, 07/01/18	50,000	53,852
9.00%, 04/15/19Δ	70,000	82,451
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	190,444
FirstEnergy Corporation
7.38%, 11/15/31	150,000	158,593
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	162,216
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/17	145,000	159,707
General Electric Capital Corporation
6.00%, 08/07/19	260,000	281,965
5.50%, 01/08/20Δ	100,000	105,872
6.38%, 11/15/67	130,000	121,713
GMAC, Inc.
6.63%, 05/15/12Δ	348,000	351,480
1.75%, 10/30/12Δ	100,000	101,793
Goldman Sachs Capital II
5.79%, 12/29/49	10,000	7,600
Goldman Sachs Group, Inc.
6.60%, 01/15/12	10,000	10,580
5.30%, 02/14/12	10,000	10,412
3.63%, 08/01/12	20,000	20,384
5.45%, 11/01/12	20,000	21,080
4.75%, 07/15/13	10,000	10,448
5.25%, 10/15/13	20,000	21,098
5.95%, 01/18/18	100,000	104,029
5.38%, 03/15/20	60,000	59,398
HCA, Inc.
9.63%, 11/15/16 PIKΔ	52,593	56,406
Hess Corporation
8.13%, 02/15/19	100,000	124,858
7.30%, 08/15/31	120,000	141,986
HSBC Finance Corporation
4.63%, 09/15/10	290,000	292,069
Humana, Inc.
7.20%, 06/15/18	60,000	67,080
JPMorgan Chase & Co.
6.13%, 06/27/17	200,000	219,119
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	76,357
6.95%, 01/15/38	60,000	63,960
Kraft Foods, Inc.
5.38%, 02/10/20	110,000	118,093
Kroger Co.
6.15%, 01/15/20Δ	70,000	81,011
L-3 Communications Corporation
6.38%, 10/15/15	85,000	85,425
Lehman Brothers Holdings Capital Trust VII
5.86%, 11/29/49#	10,000	26
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/65#	50,000	130
Lehman Brothers Holdings, Inc.
6.50%, 07/19/17#	160,000	280
6.75%, 12/28/17#	120,000	210

See Notes to Financial Statements.

	Par	Value
Medtronic, Inc.
4.45%, 03/15/20	$40,000	$42,709
Merrill Lynch & Co., Inc.
5.45%, 02/05/13Δ	220,000	230,927
MetLife, Inc.
6.75%, 06/01/16	50,000	56,637
6.40%, 12/15/36	120,000	106,200
Morgan Stanley
5.63%, 01/09/12	160,000	166,548
NewPage Corporation
10.00%, 05/01/12Δ	10,000	5,475
NRG Energy, Inc.
7.25%, 02/01/14	10,000	10,163
7.38%, 02/01/16	30,000	29,925
Occidental Petroleum Corporation
7.00%, 11/01/13Δ	100,000	116,953
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	33,856
6.05%, 03/01/34	70,000	78,357
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	93,020
PepsiCo, Inc.
7.90%, 11/01/18	60,000	77,702
Pfizer, Inc.
6.20%, 03/15/19Δ	100,000	119,045
Qwest Communications International, Inc.
7.50%, 02/15/14	50,000	50,375
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	90,000	114,759
Roche Holdings, Inc.
6.00%, 03/01/19 144A	90,000	105,021
SLM Corporation
3.93%, 04/01/14†	30,000	25,714
Sonat, Inc.
7.63%, 07/15/11Δ	100,000	103,657
Sprint Capital Corporation
6.90%, 05/01/19	100,000	91,000
Steel Dynamics, Inc.
7.38%, 11/01/12Δ	25,000	26,000
SunTrust Capital VIII
6.10%, 12/15/36	100,000	76,339
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	70,125
Time Warner Cable, Inc.
6.75%, 07/01/18	110,000	126,465
7.30%, 07/01/38Δ	90,000	104,828
Travelers Cos., Inc.
6.25%, 03/15/37†	100,000	93,962
United Parcel Service, Inc.
4.50%, 01/15/13	50,000	54,064
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	107,520
Verizon Communications, Inc.
8.95%, 03/01/39	70,000	99,478
Verizon Global Funding Corporation
7.38%, 09/01/12	100,000	112,406
Wachovia Corporation
5.63%, 10/15/16	270,000	291,788
5.75%, 02/01/18	120,000	131,669
WellPoint, Inc.
5.88%, 06/15/17	110,000	122,723
Williams Cos., Inc.
7.88%, 09/01/21	38,000	43,635
7.50%, 01/15/31	23,000	24,531
7.75%, 06/15/31	38,000	40,934
8.75%, 03/15/32	8,000	9,360
Williams Partners LP
5.25%, 03/15/20 144AΔ	110,000	112,695
Windstream Corporation
8.63%, 08/01/16	20,000	20,250
Wyeth
5.95%, 04/01/37	60,000	68,205
XTO Energy, Inc.
7.50%, 04/15/12	110,000	122,531

Total Corporate Bonds (Cost $11,385,075)		11,421,509

FOREIGN BONDS — 0.8%
Australia — 0.1%
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19	130,000	156,170
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	61,742
5.00%, 10/15/19 144A	20,000	20,799
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	180,000	236,592

		475,303

Canada — 0.0%
Barrick Gold Corporation
6.95%, 04/01/19Δ	100,000	120,107
OPTI Canada, Inc.
7.88%, 12/15/14	10,000	8,750
8.25%, 12/15/14Δ	10,000	8,750

		137,607

Cayman Islands — 0.1%
Petrobras International Finance Co.
6.13%, 10/06/16Δ	40,000	42,663
5.75%, 01/20/20	32,000	32,386
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/49 144AΔ	60,000	55,268
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/49 144A	100,000	64,356
Vale Overseas, Ltd.
6.88%, 11/21/36	60,000	62,701

		257,374

France — 0.1%
Compagnie Generale de Geophysique - Veritas
7.50%, 05/15/15	50,000	47,875
Credit Agricole SA
8.38%, 10/13/19 144A	120,000	114,000

		161,875

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16 144A#@	130,000	488

See Notes to Financial Statements.

SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	$310,000	$74,400

		74,888

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A	110,000	101,473

Italy — 0.0%
Telecom Italia Capital SA
5.25%, 10/01/15	60,000	60,624

Japan — 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144AΔ	100,000	104,146
Japan Bank For International Cooperation Japan
2.88%, 02/02/15	200,000	205,796

		309,942

Luxembourg — 0.0%
FMC Finance III SA
6.88%, 07/15/17	40,000	40,600
TNK-BP Finance SA
6.63%, 03/20/17 144A	100,000	99,000

		139,600

Mexico — 0.0%
America Movil SAB de CV
5.63%, 11/15/17Δ	30,000	32,943
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	7,000	7,210
Mexico Government International Bond
6.75%, 09/27/34	50,000	57,875

		98,028

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	82,161
Koninklijke KPN NV
8.00%, 10/01/10	110,000	111,760
Shell International Finance BV
4.38%, 03/25/20Δ	110,000	113,935

		307,856

Russia — 0.0%
Russian Federation
7.50%, 03/31/30 STEP	11,960	13,512

Spain — 0.1%
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	100,000	96,169
Telefonica Emisiones SAU
5.13%, 04/27/20Δ	80,000	80,337

		176,506

Sweden — 0.0%
Nordea Bank AB
4.88%, 01/27/20 144AΔ	130,000	133,770

United Kingdom — 0.2%
Barclays Bank PLC
5.20%, 07/10/14	100,000	105,631
BP Capital Markets PLC
5.25%, 11/07/13Δ	90,000	82,795
3.88%, 03/10/15Δ	30,000	25,591
Lloyds TSB Bank PLC
4.38%, 01/12/15 144A	100,000	96,443
5.80%, 01/13/20 144A	100,000	94,558
Royal Bank of Scotland PLC
4.88%, 03/16/15	100,000	99,599
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	100,000	101,115
WPP Finance UK
8.00%, 09/15/14	100,000	117,352

		723,084

Total Foreign Bonds (Cost $3,378,154)		3,171,442

MORTGAGE-BACKED SECURITIES — 3.6%
American Home Mortgage Investment Trust
0.70%, 04/25/44 STEP	34,431	23,906
0.64%, 11/25/45†	218,573	131,221
Bear Stearns Adjustable Rate Mortgage Trust
3.49%, 02/25/35	83,069	69,123
3.49%, 08/25/35	221,005	157,559
Bear Stearns Mortgage Funding Trust
0.56%, 12/25/36†	222,283	52,012
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	255,862	281,572
Countrywide Alternative Loan Trust
0.59%, 07/25/35†	204,957	109,445
0.61%, 07/25/35†	272,263	159,506
Credit Suisse Mortgage Capital Certificates
5.61%, 02/15/39	110,000	115,740
CS First Boston Mortgage Securities Corporation
6.00%, 10/25/35	117,552	74,078
Federal Home Loan Mortgage Corporation
5.50%, 08/01/39 TBA	1,000,000	1,069,844
5.87%, 05/01/37†	22,049	23,517
5.50%, 07/01/39 TBA	100,000	107,297
4.50%, 08/01/40 TBA	700,000	722,532
6.00%, 08/01/40 TBA	700,000	757,532
Federal National Mortgage Association
5.00%, 06/01/35	924,921	982,912
3.28%, 09/01/35†	100,227	104,454
4.00%, 08/13/39 TBA	200,000	201,906
4.50%, 08/13/39 TBA	2,500,000	2,581,640
First Horizon Alternative Mortgage Securities
2.30%, 02/25/36†	155,656	98,957
0.72%, 02/25/37†	90,243	44,883
General Electric Capital Commercial Mortgage Corporation
5.51%, 03/10/44	300,000	316,567
GMAC Commercial Mortgage Securities, Inc.
5.24%, 11/10/45	100,000	105,274

See Notes to Financial Statements.

	Par	Value
Government National Mortgage Association
6.00%, 07/01/37 TBA	$400,000	$435,875
5.50%, 07/01/38 TBA	400,000	431,377
6.00%, 07/01/38 TBA	300,000	327,044
5.50%, 07/21/38 TBA	100,000	108,031
5.00%, 07/01/39 TBA	1,200,000	1,275,379
5.00%, 01/15/40	496,581	530,349
4.50%, 07/01/40 TBA	500,000	520,781
5.00%, 09/01/40 TBA	100,000	105,469
1.50%, 11/20/49†	299,363	308,275
Greenpoint Mortgage Funding Trust
0.61%, 10/25/45†	58,294	33,594
GS Mortgage Securities Corporation II
6.71%, 08/15/18 144A	110,000	113,552
Harborview Mortgage Loan Trust
0.59%, 06/19/35†	261,887	150,263
Homestar Mortgage Acceptance Corporation
0.80%, 07/25/34†	97,311	73,665
Impac CMB Trust
1.15%, 03/25/33†	18,760	13,837
Indymac INDA Mortgage Loan Trust
6.02%, 11/25/37†	132,009	100,369
MASTR Adjustable Rate Mortgages Trust
2.96%, 11/21/34†	200,000	173,025
1.22%, 12/25/46†	280,126	82,827
Merrill Lynch Mortgage Investors, Inc.
5.05%, 05/25/34†	37,575	38,039
2.80%, 02/25/35	218,762	215,373
Morgan Stanley Capital I
5.69%, 04/15/49	200,000	192,920
Residential Accredit Loans, Inc.
3.30%, 12/26/34	265,129	186,842
0.75%, 10/25/45†	164,192	87,053
Structured Adjustable Rate Mortgage Loan Trust
2.65%, 11/25/34	76,867	57,289
Structured Asset Mortgage Investments, Inc.
0.56%, 08/25/36†	260,529	143,565
0.53%, 09/25/37†	310,670	162,604
Terwin Mortgage Trust
0.43%, 10/25/37 144A†	11,476	11,370
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.26%, 05/25/47†	307,719	64,740
Washington Mutual Mortgage Pass-Through Certificates
5.54%, 11/25/36	223,818	173,589
Wells Fargo Mortgage-Backed Securities Trust
0.75%, 05/25/33†	92,788	91,648
4.42%, 04/25/36	148,253	136,419

Total Mortgage-Backed Securities (Cost $16,289,686)		14,636,640

MUNICIPAL BONDS — 0.1%
Municipal Electric Authority of Georgia, Series B Revenue Bond
6.64%, 04/01/57	30,000	29,083
6.66%, 04/01/57	10,000	9,656
North Texas Higher Education Authority, Series 1 Revenue Bond
1.46%, 07/01/30†	95,000	94,556
State of California General Obligation Bond
7.30%, 10/01/39	50,000	52,105

Total Municipal Bonds (Cost $185,411)		185,400

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $119.50, Expires 08/28/10	3	10,312
10-Year U.S. Treasury Note Futures, Strike Price $121.50, Expires 08/28/10	4	7,813

Total Purchased Options (Cost $8,757)		18,125

	Par
U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Bills
0.40%, 10/21/10	$710,000	709,668
0.20%, 11/18/10‡‡	1,395,000	1,394,050
0.22%, 11/18/10‡‡	40,000	39,973
0.23%, 11/18/10‡‡	60,000	59,959
0.24%, 11/18/10‡‡	35,000	34,976
0.25%, 11/18/10‡‡	65,000	64,956
0.63%, 01/13/11Δ	1,000,000	998,982

		3,302,564

U.S. Treasury Bonds
8.00%, 11/15/21Δ	90,000	130,908
3.50%, 02/15/39Δ	819,000	760,903
4.25%, 05/15/39Δ	490,000	518,175
4.50%, 08/15/39Δ‡‡	1,140,000	1,255,782
4.38%, 11/15/39Δ	840,000	906,938
4.63%, 02/15/40Δ	760,000	854,406

		4,427,112

U.S. Treasury Inflationary Index Bonds
2.38%, 01/15/27‡‡	35,000	42,014
1.75%, 01/15/28‡‡	100,000	105,813
2.50%, 01/15/29‡‡	150,000	172,613

		320,440

U.S. Treasury Notes
0.63%, 06/30/12	250,000	250,059
1.75%, 04/15/13Δ	20,000	20,458
1.38%, 05/15/13Δ	60,000	60,741
2.50%, 04/30/15Δ	190,000	196,784
2.13%, 05/31/15Δ	20,000	20,347
2.75%, 11/30/16Δ	720,000	738,281
3.25%, 12/31/16	340,000	358,434
2.75%, 05/31/17	490,000	500,412
See Notes to Financial Statements.

SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.50%, 06/30/17	$1,020,000	$1,024,622
3.38%, 11/15/19	910,000	942,633
3.50%, 05/15/20Δ	420,000	439,621

		4,552,392

Total U.S. Treasury Obligations (Cost $12,045,958)		12,602,508

TOTAL INVESTMENTS — 134.7% (Cost $530,635,581)		544,963,046

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $121.00, Expires 08/28/10 (MLCS)	(4)	(9,125)
10-Year U.S. Treasury Note Futures, Strike Price $123.50, Expires 08/28/10 (MLCS)	(2)	(1,875)
90-Day Eurodollar Futures, Strike Price $99.25, Expires 09/13/10 (MLCS)	(10)	(4,188)

		(15,188)

Put Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $115.00, Expires 08/28/10 (MLCS)	(4)	(250)

Total Written Options (Premiums received $(11,252))		(15,438)

Liabilities in Excess of Other Assets — (34.7)%		(140,404,748)

NET ASSETS — 100.0%		$404,542,860

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	35.7
Financial Services	18.7
Futures Contracts	16.6
Producer Durables	12.9
Technology	12.9
Consumer Discretionary	12.8
Healthcare	10.8
Materials & Processing	5.7
Energy	4.9
Utilities	4.5
Mortgage-Backed Securities	3.6
U.S. Treasury Obligations	3.1
Corporate Bonds	2.8
Consumer Staples	2.4
Agency Obligations	1.3
Foreign Common Stocks	1.3
Foreign Bonds	0.8
Asset-Backed Securities	0.4
Forward Foreign Currency Contracts	0.3
Municipal Bonds	0.1
Preferred Stocks	—	**
Purchased Options	—	**
Written Options	—	**

	151.6

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices Common Stocks	$345,522,477	$—
Foreign Common Stocks	5,379,983	—
Futures Contracts	—	(3,045,856)
Money Market Funds	144,272,275	—
Preferred Stocks	3,069	—
Purchased Options	18,125	—
Level 2 — Other Significant Observable Inputs
Agency Obligations	5,395,822	—
Asset-Backed Securities	1,762,946	—
Corporate Bonds	11,421,509	—
Foreign Bonds	3,171,442	—
Forward Foreign Currency Contracts	—	27,260
Mortgage-Backed Securities	14,636,640	—
Municipal Bonds	185,400	—
U.S. Treasury Obligations	12,602,508	—
Level 3 — Significant Unobservable Inputs Common Stocks	590,850	—

Total Assets	$544,963,046	$(3,018,596)

Liabilities:
Level 1 — Quoted Prices Written Options	$(15,438)	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(15,438)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09 Common Stocks	$613,575	$—
Realized gain (loss) Common Stocks	—	—
Changed in unrealized appreciation (depreciation) Common Stocks	(22,725)	—
Purchases Common Stocks	—	—
Sales Common Stocks	—	—
Transfers in and/or out of Level 3 Common Stocks	—	—

Balance, 06/30/10	$590,850	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	June 30, 2010 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.7%
Argentina — 0.0%
Banco Macro SA ADR	15,300	$450,585

Australia — 4.7%
ABC Learning Centres, Ltd.+*	2,281	1,037
Amcor, Ltd.‡‡	1,056,895	5,632,829
AMP, Ltd.‡‡	141,845	615,616
Ansell, Ltd.‡‡	21,580	236,763
Arrow Energy, Ltd.*‡‡	3,747	15,166
ASX, Ltd.‡‡	1,237	30,176
Australia and New Zealand Banking Group, Ltd.‡‡	99,662	1,790,070
AWB, Ltd.*‡‡	81,290	62,110
AWE, Ltd.*‡‡	29,377	43,240
AXA Asia Pacific Holdings, Ltd.‡‡	6,597	30,181
BGP Group REIT Entitlement Shares+*	63,198	—
BHP Billiton, Ltd.‡‡	164,306	5,111,493
BlueScope Steel, Ltd.‡‡	16,948	29,464
Boral, Ltd.‡‡	38,166	152,880
Brambles, Ltd.‡‡	23,273	105,987
Caltex Australia, Ltd.‡‡	11,088	86,999
Centamin Egypt, Ltd.Δ*	82,100	200,184
Centennial Coal Co., Ltd.‡‡	35,033	129,432
CFS Retail Property Trust REITΔ‡‡	252,951	399,825
Challenger Financial Services Group, Ltd.‡‡	252,830	737,211
Coca-Cola Amatil, Ltd.	591,520	5,922,792
Commonwealth Bank of Australia‡‡	71,057	2,872,661
Computershare, Ltd.‡‡	74,003	654,460
David Jones, Ltd.‡‡	10,614	38,116
Dexus Property Group REIT‡‡	21,504	13,799
Downer EDI, Ltd.Δ‡‡	114,058	341,730
DUET Group‡‡	87,041	117,609
Fairfax Media, Ltd.‡‡	60,789	66,422
Flight Centre, Ltd.‡‡	4,251	58,812
Goodman Fielder, Ltd.‡‡	30,334	34,197
Goodman Group REIT‡‡	39,279	20,775
GPT Group REIT‡‡	12,640	29,512
Iluka Resources, Ltd.*	296,780	1,146,333
Incitec Pivot, Ltd.	439,624	994,245
Insurance Australia Group, Ltd.‡‡	11,836	33,669
Intoll Group‡‡	13,110	11,423
JB Hi-Fi, Ltd.‡‡	19,171	304,972
Leighton Holdings, Ltd.	15,208	365,768
Lend Lease Group‡‡	3,453	21,028
Macquarie Atlas Roads Group*‡‡	4,871	3,892
Macquarie Group, Ltd.Δ‡‡	30,200	928,244
MAP Group‡‡	11,173	25,041
Mirvac Group REIT‡‡	18,008	19,667
Myer Holdings, Ltd.	432,688	1,141,747
National Australia Bank, Ltd.‡‡	157,915	3,053,171
Newcrest Mining, Ltd.‡‡	2,749	80,206
OneSteel, Ltd.‡‡	25,197	62,341
Orica, Ltd.‡‡	5,036	105,935
Origin Energy, Ltd.‡‡	5,102	63,651
OZ Minerals, Ltd.‡‡	709,491	561,910
Paladin Energy, Ltd.*‡‡	4,238	12,619
QBE Insurance Group, Ltd.‡‡	281,937	4,278,136
Quantas Airways, Ltd.‡‡	27,432	50,287
Ramsay Health Care, Ltd.‡‡	10,283	120,964
Rio Tinto, Ltd.‡‡	26,497	1,457,188
Sigma Pharmaceuticals, Ltd.‡‡	16,855	5,908
Sonic Healthcare, Ltd.‡‡	467	4,064
Stockland REIT‡‡	12,232	37,963
Suncorp-Metway, Ltd.‡‡	23,089	154,470
Telstra Corporation, Ltd.‡‡	2,880,438	7,851,358
Toll Holdings, Ltd.	13,880	63,210
Transurban Group‡‡	8,164	28,979
United Group, Ltd.‡‡	5,225	59,075
Wesfarmers, Ltd.‡‡	172,814	4,130,502
Wesfarmers, Ltd. Price Protected Shares‡‡	974	23,356
West Australian Newspapers Holdings, Ltd.‡‡	17,765	96,604
Westfield Group REIT‡‡	13,458	136,757
Westpac Banking Corporation‡‡	93,525	1,648,517
Woodside Petroleum, Ltd.‡‡	806	28,016
Wotif.com Holdings, Ltd.	50,428	225,700

		54,918,464

Austria — 0.1%
OMV AG	12,347	370,788
Vienna Insurance GroupΔ	17,275	717,082
Wienerberger AGΔ	34,180	415,448

		1,503,318

Belgium — 0.3%
Bekaert SA‡‡	1,041	173,552
Delhaize Group SAΔ	17,334	1,257,854
Dexia SAΔ*	53,089	185,258
Fortis	345,986	769,931
Groupe Bruxelles Lambert SA‡‡	457	31,689
KBC Groep NV‡‡	12,582	482,272
Umicore‡‡	5,339	154,037

		3,054,593

Bermuda — 0.0%
Catlin Group, Ltd.	20,685	108,282
Hiscox, Ltd.‡‡	36,315	185,103

		293,385

Brazil — 2.2%
Amil Participacoes SA*	109,733	890,631
Banco do Brasil SA	47,937	663,682
Banco Santander Brasil SA ADRΔ	358,822	3,706,631
BR Malls Participacoes SA	22,005	289,174
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	7,180	499,154
Cia Paranaense de Energia ADRΔ	94,671	1,954,956
Cia Siderurgica Nacional SA	95,668	1,404,544
Cosan, Ltd.Δ*	20,500	191,470
Fibria Celulose SA	12,862	190,899
Fibria Celulose SA ADRΔ*	6,126	90,665
Gafisa SA ADRΔ	13,400	162,274
Hypermarcas SA*	10,140	130,050
Investimentos Itau SA	1,870	11,324
Itau Unibanco Holding SA ADR+ 144A*	7,000	112,000
Julius Baer Group, Ltd.	50,946	524,984
Localiza Rent A Car SA	46,216	531,804
Lojas Renner SA	74,305	2,034,022
Marfrig Alimentos SA*	76,681	712,007

See Notes to Financial Statements.

	Shares	Value
Multiplan Empreendimentos Imobiliarios SA	4,000	$71,246
OGX Petroleo e Gas Participacoes SA	168,500	1,565,510
PDG Realty SA Empreendimentos e Participacoes	45,735	383,110
Petroleo Brasileiro SA ADRΔ	106,432	3,437,269
Redecard SA*	7,700	108,824
Tele Norte Leste Participacoes SA ADRΔ	20,300	303,688
Totvs SA	11,173	819,188
Tractebel Energia SA	67,257	786,217
Triunfo Participacoes e Investimentos SA*	43,082	128,411
Usinas Siderurgicas de Minas Gerais SA	22,658	602,665
Usinas Siderurgicas de Minas Gerais SA ADRΔ	33,800	929,162
Vale SA ADRΔ	99,800	2,143,750

		25,379,311

Canada — 1.4%
Canadian National Railway Co.	46,380	2,658,066
Canadian Natural Resources, Ltd.	53,700	1,782,181
Falcon Oil & Gas, Ltd.*	433,398	71,246
First Quantum Minerals, Ltd.	39,866	2,005,377
Magna International, Inc. Class AΔ	22,280	1,469,589
Potash Corporation of Saskatchewan, Inc.	6,500	560,560
Research In Motion, Ltd.Δ*	10,200	502,452
Rogers Communications, Inc. Class BΔ	44,600	1,457,130
Suncor Energy, Inc.	44,600	1,312,590
Talisman Energy, Inc.	187,000	2,828,144
Toronto-Dominion Bank	19,800	1,282,987

		15,930,322

Chile — 0.3%
Banco Santander Chile ADRΔ	8,086	542,490
Centros Comerciales Sudamericanos SA	76,700	346,242
Embotelladora Andina SA ADR Class A@Δ	20,000	360,000
Embotelladora Andina SA ADR Class BΔ	28,000	626,080
Empresas La Polar SA	34,000	184,928
Enersis SA ADR	46,000	915,860

		2,975,600

China — 2.5%
Air China, Ltd. Class H	314,000	307,940
Anhui Conch Cement Co., Ltd. Class HΔ	485,278	1,410,828
Baidu, Inc. ADR*	7,510	511,281
Bank of China, Ltd. Class H	4,499,000	2,269,758
Bank of Communications Co., Ltd.+	1,166,000	1,227,164
China Coal Energy Co. Class H	291,000	363,546
China Construction Bank Corporation Class H	1,504,670	1,211,280
China Life Insurance Co., Ltd. Class H	639,000	2,794,494
China Merchants Bank Co., Ltd. Class H	745,007	1,782,280
China Shenhua Energy Co., Ltd. Class H	380,156	1,371,491
China Shipping Development Co., Ltd. Class H	334,000	420,093
China Unicom Hong Kong, Ltd.	1,984,000	2,653,745
China Yurun Food Group, Ltd.Δ	298,000	937,119
Ctrip.com International, Ltd. ADR	13,900	522,084
Foxconn International Holdings, Ltd.*‡‡	16,000	10,358
Guangzhou R&F Properties Co., Ltd. Class HΔ	478,000	604,386
Industrial & Commercial Bank of China Class HΔ	4,525,023	3,289,035
Longfor Properties Co., Ltd.	149,000	149,186
Netease.com ADRΔ*	65,600	2,080,176
Parkson Retail Group, Ltd.Δ	647,267	1,091,024
Tencent Holdings, Ltd.Δ	80,400	1,332,007
Trina Solar, Ltd. ADRΔ*	32,000	552,960
Want Want China Holdings, Ltd.@Δ	1,316,309	1,104,940
Xinao Gas Holdings, Ltd.	312,433	691,483
Yangzijiang Shipbuilding Holdings, Ltd.Δ‡‡	221,000	210,792
Zhongsheng Group Holdings, Ltd.*	209,000	257,663
ZTE Corporation Class HΔ	100,400	304,850

		29,461,963

Colombia — 0.1%
BanColombia SA	64,300	804,237
BanColombia SA ADRΔ	12,794	641,363

		1,445,600

Czech Republic — 0.1%
CEZ AS	21,800	887,305

Denmark — 1.2%
A P Moller - Maersk A/S‡‡	72	567,059
Coloplast A/S Class B‡‡	4,060	402,992
Danisco A/S‡‡	5,319	357,927
Danske Bank A/S‡‡	18,138	349,019
FLSmidth & Co. A/SΔ‡‡	31,380	2,025,113
H Lundbeck A/SΔ	44,900	612,458
Novo-Nordisk A/S Class BΔ‡‡	117,862	9,522,394
Vestas Wind Systems A/S*‡‡	52	2,164

		13,839,126

Egypt — 0.3%
Commercial International Bank, Ltd.	23,934	280,190
El Swedy Cables Holding Co.	49,735	579,139
Orascom Construction Industries	56,594	2,228,012
Orascom Construction Industries GDR	4,988	195,779

		3,283,120

Estonia — 0.0%
Tallink Group, Ltd.*	605,860	413,385

Finland — 0.3%
Elisa OYJ‡‡	359	6,209
Fortum OYJ‡‡	8,035	176,374
Kesko OYJ‡‡	5,568	180,105
Kone OYJ‡‡	2,427	96,632
Nokia OYJ‡‡	91,671	747,194
Sampo OYJ‡‡	5,553	117,078

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sanoma OYJ‡‡	2,626	$45,340
Stora Enso OYJ Class R‡‡	37,040	267,642
UPM-Kymmene OYJΔ‡‡	105,202	1,392,804
Wartsila OYJ‡‡	1,591	72,346

		3,101,724

France — 7.1%
Air Liquide SAΔ	40,720	4,112,182
Atos Origin SA‡‡	2,752	110,501
AXA SA	239,134	3,653,281
BNP Paribas‡‡	73,434	3,950,816
Bouygues SA‡‡	26,057	1,005,841
Cap Gemini SA‡‡	3,522	154,791
Carrefour SAΔ	167,927	6,661,261
Casino Guichard Perrachon SAΔ	27,854	2,113,702
Christian Dior SA‡‡	28,168	2,703,630
Cie de St-Gobain‡‡	123,657	4,608,030
Cie Generale de Geophysique-Veritas*‡‡	13,375	237,940
Cie Generale des Etablissements Michelin Class BΔ‡‡	11,278	785,765
Cie Generale d’Optique Essilor International SAΔ	23,860	1,417,880
CNP Assurances‡‡	2,852	194,031
Credit Agricole SA‡‡	52,440	544,074
Danone	57,138	3,063,186
Dassault Systemes SAΔ	12,820	776,633
Eutelsat Communications‡‡	7,379	247,032
France Telecom SAΔ	299,992	5,203,348
Gecina SA REIT	5,235	472,919
Imerys SA‡‡	5,990	304,801
Klepierre REIT‡‡	623	17,213
Lafarge SAΔ	25,161	1,371,974
Lagardere SCA‡‡	5,519	172,134
Legrand SA‡‡	8,328	246,852
Natixis‡‡	62,604	271,855
Peugeot SAΔ*	9,828	249,807
PPR‡‡	2,409	299,254
Publicis Groupe SAΔ	27,630	1,102,157
Rhodia SA*	34,310	568,473
Safran SA‡‡	6,719	187,429
Sanofi-Aventis SA‡‡	127,282	7,665,868
Schneider Electric SA‡‡	43,688	4,412,496
SCOR SE‡‡	12,709	242,734
Societe BIC SA‡‡	5,889	418,250
Societe Generale‡‡	133,225	5,482,078
Sodexo‡‡	1,302	72,257
Technip SA‡‡	26,102	1,497,107
Thales SA‡‡	9,855	318,160
Total SA‡‡	241,758	10,791,814
Unibail-Rodamco SE REIT‡‡	611	99,582
VallourecΔ	6,192	1,067,579
Vinci SA	56,853	2,360,636
Vivendi SA‡‡	72,775	1,478,943
WendelΔ	19,400	976,818

		83,693,114

Germany — 5.7%
Aareal Bank AGΔ	30,389	507,521
Adidas-Salomon AG‡‡	3,953	191,385
Aixtron AGΔ	39,056	923,336
Allianz SE‡‡	33,543	3,319,871
BASF SE‡‡	146,550	8,007,562
Bayer AG‡‡	54,721	3,057,894
Bayerische Motoren Werke AGΔ	35,627	1,730,641
Beiersdorf AG	30,650	1,692,804
Celesio AG‡‡	5,106	111,340
Continental AG‡‡	1,704	88,454
Daimler AG‡‡	4,957	250,753
Deutsche Bank AG‡‡	60,305	3,387,292
Deutsche Boerse AG‡‡	27,995	1,700,799
Deutsche Lufthansa AG	146,530	2,025,710
Deutsche Post AG‡‡	29,807	434,591
Deutsche Telekom AG	481,866	5,688,713
E.ON AG‡‡	10,502	282,381
Fresenius Medical Care AG & Co. KGaA	20,600	1,111,466
GEA Group AGΔ‡‡	135,601	2,698,864
Hannover Rueckversicherung AGΔ‡‡	108,996	4,671,082
Infineon Technologies AG*‡‡	33,280	192,938
Lanxess AG‡‡	1,717	72,271
Linde AG	23,073	2,426,126
MAN AG‡‡	130	10,717
Merck KGaAΔ	18,960	1,390,885
Metro AGΔ	31,510	1,607,691
MTU Aero Engines Holding AG‡‡	4,593	254,982
Muenchener Rueckversicherungs AG	21,319	2,676,880
RWE AG‡‡	131,759	8,621,788
Salzgitter AG‡‡	2,607	155,361
SAP AG	34,004	1,512,067
Siemens AG‡‡	49,773	4,451,693
Software AG‡‡	150	15,419
Suedzucker AG‡‡	4,711	85,116
Symrise AG	70,302	1,451,572
ThyssenKrupp AG‡‡	6,155	151,679
TUI AG‡‡	6,879	60,449
United Internet AGΔ‡‡	39,050	427,607
Volkswagen AG‡‡	477	40,467

		67,488,167

Greece — 0.3%
Coca Cola Hellenic Bottling Co. SA	88,968	1,906,688
Public Power Corporation SA	138,686	1,988,525

		3,895,213

Hong Kong — 3.1%
ASM Pacific Technology, Ltd.‡‡	1,400	10,876
Beijing Enterprises Holdings, Ltd.Δ	88,500	574,515
Belle International Holdings, Ltd.	712,000	1,010,104
BOC Hong Kong Holdings, Ltd.‡‡	220,500	502,181
Cheung Kong Holdings, Ltd.‡‡	9,000	103,867
Cheung Kong Infrastructure Holdings, Ltd.‡‡	2,000	7,409
China Mengniu Dairy Co., Ltd.Δ	278,000	901,053
China Mobile, Ltd.	469,118	4,662,024
China Overseas Land & Investment, Ltd.Δ	730,372	1,360,911
Chinese Estates Holdings, Ltd.‡‡	20,000	35,344
CLP Holdings, Ltd.‡‡	11,000	79,619
CNOOC, Ltd.	3,295,000	5,600,439

See Notes to Financial Statements.

	Shares	Value
Dairy Farm International Holdings, Ltd.	173,700	$1,208,952
Esprit Holdings, Ltd.‡‡	337,071	1,810,530
Hang Lung Group, Ltd.‡‡	5,000	26,946
Henderson Land Development Co., Ltd.‡‡	1,000	5,857
Hong Kong Electric Holdings, Ltd.‡‡	539,500	3,213,418
Hong Kong Exchanges and Clearing, Ltd.‡‡	6,400	99,817
Hutchison Whampoa, Ltd.‡‡	417,600	2,569,939
Hysan Development Co., Ltd.‡‡	244,000	689,756
Jardine Matheson Holdings, Ltd.	120,000	4,199,738
Li & Fung, Ltd.‡‡	500,000	2,236,988
Lifestyle International Holdings, Ltd.‡‡	4,000	7,739
Link (The) REIT‡‡	16,000	39,702
Mongolia Energy Co., Ltd.*‡‡	15,000	5,219
New World Department Store China, Ltd.Δ	467,337	422,561
New World Development, Ltd.‡‡	17,000	27,599
Noble Group, Ltd.	711,273	859,705
NWS Holdings, Ltd.‡‡	6,000	10,845
Orient Overseas International, Ltd.‡‡	8,000	57,187
PCCW, Ltd.‡‡	14,000	4,084
Shangri-La Asia, Ltd.	262,000	483,578
Sino Land Co., Ltd.	208,000	371,723
Sun Hung Kai Properties, Ltd.‡‡	30,000	410,279
Swire Pacific, Ltd. Class A‡‡	93,500	1,061,342
Television Broadcasts, Ltd.‡‡	15,000	69,557
VTech Holdings, Ltd.Δ	62,000	663,077
Wharf Holdings, Ltd.‡‡	19,000	92,047
Wheelock & Co., Ltd.‡‡	24,000	67,659
Yue Yuen Industrial Holdings, Ltd.+‡‡	169,500	526,104

		36,090,290

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC	22,930	1,888,859
MOL Hungarian Oil and Gas PLC ADR	7,460	311,716

		2,200,575

India — 2.5%
Ambuja Cements, Ltd.	575,721	1,412,239
Andhra Bank	254,468	707,124
Asian Paints, Ltd.	30,448	1,500,682
Bajaj Auto, Ltd.	20,489	1,090,364
Bharat Heavy Electricals, Ltd.	11,880	625,918
Cairn India, Ltd.*	59,701	386,582
Container Corporation of India, Ltd.	24,463	707,710
Dabur India, Ltd.	237,123	1,069,242
Dr. Reddys Laboratories, Ltd. ADRΔ	15,900	490,515
HDFC Bank, Ltd.	168,280	6,910,911
Housing Development Finance Corporation	22,521	1,419,270
ICICI Bank, Ltd. ADRΔ	8,900	321,646
Infosys Technologies, Ltd.	61,161	3,649,058
Infosys Technologies, Ltd. ADRΔ	19,150	1,147,277
Jindal Steel & Power, Ltd.	32,600	435,313
Larsen & Toubro, Ltd.	3,600	139,239
Lupin, Ltd.	4,523	190,411
Opto Circuits India, Ltd.	94,061	481,953
Sesa Goa, Ltd.	26,823	200,813
Shriram Transport Finance Co., Ltd.	135,994	1,675,925
Steel Authority of India, Ltd.	123,172	505,958
Sun Pharmaceuticals Industries, Ltd.	57,867	2,216,062
Tata Motors, Ltd. ADRΔ	16,800	288,792
UTI Bank, Ltd.	56,000	1,484,561
Welspun-Gujarat Stahl, Ltd.	89,872	445,786

		29,503,351

Indonesia — 1.2%
PT Astra International Tbk	262,000	1,384,274
PT Bank Central Asia Tbk	1,168,000	759,960
PT Bank Danamon Indonesia Tbk	1,186,908	701,023
PT Bank Rakyat Indonesia	4,532,602	4,601,763
PT Indocement Tunggal Prakarsa Tbk	1,189,848	2,056,759
PT Panin Life Tbk	20,081,000	404,693
PT Ramayana Lestari Sentosa Tbk	3,001,500	315,477
PT Semen Gresik Persero Tbk	995,072	954,032
PT Telekomunikasi Indonesia Tbk	3,810,154	3,229,539

		14,407,520

Ireland — 0.4%
Experian PLC‡‡	312,869	2,720,802
Shire PLC	97,680	2,003,829

		4,724,631

Israel — 0.6%
Check Point Software Technologies, Ltd.Δ*	36,550	1,077,494
NICE Systems, Ltd. ADRΔ*	31,790	810,327
Teva Pharmaceutical Industries, Ltd. ADR	89,670	4,661,943

		6,549,764

Italy — 1.6%
ACEA SpAΔ*	165,331	1,639,903
Atlantia SpA‡‡	2,335	41,383
Autogrill SpA*‡‡	26,213	313,416
Banca Popolare di Milano‡‡	52,985	218,130
Banco Popolare SCΔ‡‡	91,465	501,456
ENI SpA‡‡	240,923	4,422,409
Fiat SpA	74,058	480,750
Intesa Sanpaolo SpA‡‡	1,202,598	3,167,286
Italcementi SpA	3,073	23,347
Mediaset SpA‡‡	488,996	2,780,744
Pirelli & C SpA‡‡	423,624	233,288
Prysmian SpA‡‡	11,868	170,331
Saipem SpA	87,384	2,661,567
Telecom Italia SpA	82,799	91,439
Terna Rete Elettrica Nazionale SpA‡‡	68,315	245,884
UniCredit SpA	611,093	1,351,763
Unipol Gruppo Finanziario SpA	55,683	37,218

		18,380,314

Japan — 16.2%
77 Bank, Ltd. (The)	78,000	418,974

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Aisin Seiki Co., Ltd.Δ	15,900	$428,069
Alfresa Holdings Corporation	1,700	82,163
Aozora Bank, Ltd.	3,000	3,885
Asahi Glass Co., Ltd.Δ‡‡	303,000	2,845,119
Astellas Pharma, Inc.‡‡	256,100	8,580,811
Brother Industries, Ltd.	1,000	10,381
Canon, Inc.Δ‡‡	262,950	9,800,002
Central Japan Railway Co.‡‡	323	2,666,961
Chiyoda Corporation	4,000	29,048
Chubu Electric Power Co., Inc.‡‡	3,400	84,376
Chuo Mitsui Trust Holdings, Inc.Δ	569,300	2,007,614
Citizen Holdings Co., Ltd.	18,700	114,237
Credit Saison Co., Ltd.‡‡	12,900	135,011
Daicel Chemical Industries, Ltd.‡‡	17,000	114,692
Daihatsu Motor Co., Ltd.Δ	94,000	874,888
Daito Trust Construction Co., Ltd.‡‡	34,100	1,931,037
Daiwa House Industry Co., Ltd.‡‡	146,000	1,313,439
Dena Co., Ltd.	47,400	1,251,562
Denki Kagaku Kogyo KK‡‡	21,000	97,746
Disco CorporationΔ	14,700	929,981
Don Quijote Co., Ltd.	5,900	158,187
Dowa Holdings Co., Ltd.	18,000	86,239
East Japan Railway Co.‡‡	7,400	492,733
Ebara Corporation‡‡	11,000	46,752
Elpida Memory, Inc.Δ*	79,300	1,218,323
FamilyMart Co., Ltd.Δ	19,900	657,157
Fanuc, Ltd.	30,700	3,466,723
Fuji Electric Holdings Co., Ltd.	46,000	132,450
Fuji Heavy Industries, Ltd.Δ	276,000	1,478,554
Fuji Media Holdings, Inc.	33	47,377
FUJIFILM Holdings Corporation‡‡	80,600	2,329,297
Fujikura, Ltd.	46,000	200,379
Fujitsu, Ltd.Δ‡‡	639,000	3,994,277
Fukuoka Financial Group, Inc.	46,000	191,481
Funai Electric Co., Ltd.‡‡	4,100	147,183
Hakuhodo DY Holdings, Inc.‡‡	960	48,096
Hino Motors, Ltd.	17,000	83,820
Hitachi Chemical Co., Ltd.‡‡	2,200	40,872
Hitachi High-Technologies Corporation	8,000	146,967
Hitachi, Ltd.Δ	590,000	2,143,061
Hokuhoku Financial Group, Inc.	112,000	205,745
Honda Motor Co., Ltd.‡‡	64,200	1,885,737
Hoya CorporationΔ	64,800	1,378,793
Ibiden Co., Ltd.Δ‡‡	19,400	522,609
IHI Corporation	60,000	95,479
Inpex Corporation	368	2,041,117
Isuzu Motors, Ltd.Δ	260,000	781,299
ITOCHU CorporationΔ‡‡	160,000	1,250,794
Itochu Techno-Solutions Corporation	7,400	270,419
Japan Real Estate Investment Corporation REIT	3	24,437
JFE Holdings, Inc.‡‡	1,900	58,780
JGC CorporationΔ‡‡	99,000	1,502,248
JTEKT Corporation	22,600	209,009
JX Holdings, Inc.*‡‡	16,270	80,416
Kaneka Corporation‡‡	25,000	145,031
Kansai Electric Power Co., Inc. (The)	27,600	673,115
Kansai Paint Co., Ltd.‡‡	29,000	248,933
Kao Corporation‡‡	331,800	7,806,873
KDDI Corporation‡‡	1,668	7,950,831
Keio Corporation	7,000	45,195
Keisei Electric Railway Co., Ltd.	4,000	22,364
Keyence CorporationΔ	6,800	1,572,448
Kinden Corporation‡‡	28,000	238,432
Kobe Steel, Ltd.	46,000	87,623
Koito Manufacturing Co., Ltd.	4,000	58,903
Komatsu, Ltd.	22,500	405,138
Konica Minolta Holdings, Inc.	403,000	3,876,970
Kuraray Co., Ltd.‡‡	93,500	1,096,903
Lawson, Inc.‡‡	22,000	962,232
Leopalace21 Corporation‡‡	4,600	14,314
Maeda Road Construction Co., Ltd.	37,000	301,815
Makino Milling Machine Co., Ltd.	84,000	532,470
Makita Corporation	2,000	53,520
Marubeni Corporation	537,000	2,752,878
Mazda Motor Corporation	24,000	56,084
MEDIPAL HOLDINGS Corporation	4,600	54,635
Miraca Holdings, Inc.‡‡	14,900	445,986
Mitsubishi Corporation	211,400	4,373,536
Mitsubishi Electric Corporation	196,000	1,529,764
Mitsubishi Estate Co., Ltd.‡‡	8,000	111,373
Mitsubishi UFJ Financial Group, Inc.‡‡	150,300	682,468
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	2,020	68,139
Mitsui & Co., Ltd.‡‡	56,100	654,451
Mitsui Chemicals, Inc.‡‡	30,000	83,842
Mitsui Engineering & Shipbuilding Co., Ltd.	58,000	117,148
Mitsui Fudosan Co., Ltd.‡‡	44,000	612,413
Mitsui Mining & Smelting Co., Ltd.	29,000	76,532
Mitsui OSK Lines, Ltd.	338,000	2,234,743
Mitsumi Electric Co., Ltd.‡‡	8,500	144,197
Mizuho Financial Group, Inc.‡‡	23,300	38,231
Mizuho Securities Co., Ltd.	93,000	207,345
MS&AD Insurance Group Holdings, Inc.	71	1,520
NHK Spring Co., Ltd.	16,000	146,352
Nidec CorporationΔ	15,400	1,289,244
Nihon Yamamura Glass Co., Ltd.	103,000	275,615
Nippon Building Fund, Inc. REIT	3	23,804
Nippon Electric Glass Co., Ltd.Δ	136,000	1,557,818
Nippon Kayaku Co., Ltd.‡‡	24,000	205,229
Nippon Meat Packers, Inc.‡‡	62,000	765,312
Nippon Paper Group, Inc.	5,400	149,468
Nippon Sheet Glass Co., Ltd.Δ	185,000	452,588
Nippon Shokubai Co., Ltd.‡‡	29,000	275,086
Nippon Telegraph & Telephone Corporation‡‡	12,400	505,125
Nippon Television Network Corporation	590	80,973
Nippon Yusen Kabushiki Kaisha	85,000	309,763
Nishi-Nippon City Bank, Ltd. (The)	67,000	191,880

See Notes to Financial Statements.

	Shares	Value
Nissan Motor Co., Ltd.	104,000	$724,722
Nisshin Seifun Group, Inc.‡‡	19,500	220,180
Nitto Denko Corporation‡‡	102,900	3,375,468
NKSJ Holdings, Inc.	325,000	1,944,523
Nomura Holdings, Inc.	447,000	2,442,177
Nomura Research Institute, Ltd.Δ	49,800	1,057,236
NSD Co., Ltd.Δ	28,800	326,647
NSK, Ltd.Δ	109,000	757,019
NTN Corporation	3,000	12,281
NTT Data Corporation	25	92,280
NTT DoCoMo, Inc.	1,185	1,794,433
Obayashi Corporation‡‡	8,000	31,716
OJI Paper Co., Ltd.‡‡	30,000	147,088
Okinawa Electric Power Co., Inc. (The)	6,000	304,060
Omron Corporation‡‡	2,000	43,599
ORIX CorporationΔ‡‡	14,410	1,043,929
Osaka Gas Co., Ltd.‡‡	317,000	1,143,407
Otsuka Corporation	1,500	95,598
Pacific Metals Co., Ltd.	4,000	26,814
Panasonic Electric Works Co., Ltd.	6,000	58,976
Promise Co., Ltd.	15,250	102,742
Rakuten, Inc.Δ	943	681,350
Rengo Co., Ltd.‡‡	18,000	113,586
Resona Holdings, Inc.	4,700	57,359
Ryobi, Ltd.	103,000	346,963
Sakai Chemical Industry Co., Ltd.	81,000	305,700
Santen Pharmaceutical Co., Ltd.	41,600	1,498,908
Sanyo Electric Co., Ltd.*	9,000	11,580
Sapporo Hokuyo Holdings, Inc.	175,900	775,883
SBI Holdings, Inc.	176	21,865
Secom Co., Ltd.‡‡	600	26,644
Seino Holdings Corporation	28,000	192,685
Sekisui Chemical Co., Ltd.‡‡	8,000	49,903
Sekisui House, Ltd.‡‡	217,000	1,855,895
Seven & I Holdings Co., Ltd.‡‡	352,100	8,067,065
Sharp Corporation‡‡	3,000	31,646
Shimamura Co., Ltd.Δ	22,200	2,007,264
Shimano, Inc.Δ	34,800	1,493,153
Shin-Etsu Chemical Co., Ltd.	93,100	4,328,702
Shinko Electric Industries Co., Ltd.Δ	30,400	395,059
Shinsei Bank, Ltd.	47,000	39,733
SMC CorporationΔ	7,500	1,003,288
Softbank Corporation‡‡	1,800	47,742
Sohgo Security Services Co., Ltd.	30,600	309,961
Sojitz Corporation	38,300	59,856
Sony Corporation‡‡	63,600	1,696,403
Square Enix Co., Ltd.Δ	31,100	572,857
Sumitomo Electric Industries, Ltd.	7,000	81,577
Sumitomo Heavy Industries, Ltd.	49,000	287,510
Sumitomo Mitsui Financial Group, Inc.	300	8,491
Sumitomo Realty & Development Co., Ltd.‡‡	3,000	50,976
Sumitomo Trust & Banking Co., Ltd. (The)‡‡	132,000	672,034
Suzuken Co., Ltd.‡‡	2,700	90,376
Takeda Pharmaceutical Co., Ltd.‡‡	225,200	9,672,938
TDK Corporation‡‡	1,100	60,194
THK Co., Ltd.Δ	58,500	1,210,308
Toho Gas Co., Ltd.Δ‡‡	146,000	778,784
Tokai Rika Co., Ltd.	13,300	230,062
Tokio Marine Holdings, Inc.	208,000	5,468,288
Tokuyama Corporation‡‡	1,000	4,401
Tokyo Electron, Ltd.‡‡	19,600	1,055,797
Tokyo Gas Co., Ltd.	238,000	1,086,504
Tokyu Land Corporation	5,000	17,478
Toppan Printing Co., Ltd.‡‡	11,000	86,983
Toshiba CorporationΔ	129,000	639,011
Toyo Ink Manufacturing Co., Ltd.	169,000	647,614
Toyo Seikan Kaisha, Ltd.‡‡	4,000	58,369
Toyo Suisan Kaisha, Ltd.‡‡	24,000	572,822
Toyoda Gosei Co., Ltd.	16,100	399,289
Toyota Auto Body Co., Ltd.	4,900	61,261
Toyota Motor Corporation‡‡	123,840	4,254,976
Unicharm CorporationΔ	44,600	5,029,377
USS Co., Ltd.‡‡	2,670	190,730
West Japan Railway Co.‡‡	812	2,969,377
Yahoo! Japan CorporationΔ	3,097	1,234,387
Yakult Honsha Co., Ltd.Δ	58,900	1,602,252
Yamada Denki Co., Ltd.‡‡	4,700	307,097
Yamaguchi Financial Group, Inc.	5,000	47,785
Yamaha Corporation	10,700	109,258
Yamatake Corporation	2,100	48,841
Yamato Holdings Co., Ltd.‡‡	108,200	1,432,083
Yamato Kogyo Co., Ltd.	5,400	134,597
Yokogawa Electric Corporation	7,900	48,900

		190,090,130

Jersey — 0.0%
Randgold Resources, Ltd.‡‡	575	54,664

Kazakhstan — 0.0%
KazakhGold Group, Ltd. GDR*	12,556	72,825
Kazmunaigas Exploration Production GDR	9,014	167,660

		240,485

Luxembourg — 0.1%
ArcelorMittal‡‡	12,314	330,284
Evraz Group SA GDRΔ	9,212	217,680
Millicom International Cellular SA ADR‡‡	858	69,619

		617,583

Malaysia — 0.5%
Airasia Bhd*	1,369,700	526,060
AMMB Holdings Bhd	510,432	782,288
Axiata Group Bhd*	240,700	289,511
CIMB Group Holdings Bhd	1,764,474	3,799,041

		5,396,900

Mexico — 1.0%
America Movil SAB de CV ADR Series LΔ	144,847	6,880,232
Corporacion Moctezuma SAB de CV	178,707	413,707
Genomma Lab Internacional SA de CV*	214,607	712,865
Grupo Financiero Banorte SAB de CV	55,508	210,305

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Grupo Financiero Inbursa SA	407,154	$1,337,971
Grupo Televisa SA ADR	46,866	815,937
Megacable Holdings SAB de CVΔ*	267,962	671,301
Urbi Desarrollos Urbanos SAB de CV*	329,500	611,457

		11,653,775

Netherlands — 4.2%
Akzo Nobel NVΔ	45,780	2,379,419
ASML Holding NV	63,654	1,751,753
Corio NV REIT	363	17,628
ING Groep NV‡‡	669,771	4,956,661
Koninklijke Ahold NV‡‡	68,843	851,582
Koninklijke Boskalis Westminster NV	6,016	233,746
Koninklijke DSM NV‡‡	39,988	1,589,606
Koninklijke Philips Electronics NVΔ	176,827	5,279,572
Reed Elsevier NV	599,434	6,635,888
Royal Dutch Shell PLC Class AΔ*‡‡	379,560	9,548,032
Royal Dutch Shell PLC Class B‡‡	279,012	6,743,908
SBM Offshore NV	130,600	1,868,394
TNT NV	64,225	1,617,645
Unilever NVΔ‡‡	210,792	5,756,576
VimpelCom, Ltd. ADRΔ*	41,600	673,088

		49,903,498

New Zealand — 0.1%
Telecom Corporation of New Zealand, Ltd.*‡‡	1,135,534	1,461,961

Nigeria — 0.2%
First City Monument Bank PLC	9,539,191	528,540
Guaranty Trust Bank PLC	1,034,898	115,027
Guaranty Trust Bank PLC ADR	100,004	555,762
United Bank for Africa PLC	10,245,429	737,288

		1,936,617

Norway — 0.8%
DnB NOR ASA	321,123	3,088,626
Statoil ASA	150,537	2,900,069
Telenor ASA	295,100	3,717,466

		9,706,161

Panama — 0.1%
Copa Holdings SA Class A*	21,700	959,574

Peru — 0.3%
Cia de Minas Buenaventura SA ADRΔ	5,300	203,732
Credicorp, Ltd.*	32,661	2,968,558

		3,172,290

Philippines — 0.2%
International Container Terminal Services, Inc.	1,178,750	771,806
Philippine Long Distance Telephone Co.	38,120	1,949,254

		2,721,060

Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA	26,569	283,396
Powszechny Zaklad Ubezpieczen SA	2,010	207,378

		490,774

Russia — 1.7%
CTC Media, Inc.Δ*	10,300	148,732
Gazprom OAO ADRΔ	142,267	2,676,042
Globaltrans Investment PLC GDR	20,657	295,188
Kalina ADR@	5,200	92,233
LSR Group GDR*	90,188	685,429
Lukoil OAO ADR	36,264	1,867,596
Magnit OAO@*	18,401	1,224,049
Mechel OAO ADRΔ	42,360	768,410
Mobile Telesystems OJSC ADRΔ	62,540	1,198,266
NovaTek OAO GDR	21,319	1,541,364
Novorossiysk Commercial Sea Port GDR	86,936	956,296
Pharmstandard GDR*	18,173	399,806
Raspadskaya@*	222,772	868,811
Rosneft Oil Co. GDR	134,746	821,951
Sberbank of Russian Federation*	1,305,637	3,185,754
Seventh Continent*	21,076	84,304
VTB Bank OJSC GDRΔ	170,200	816,960
X5 Retail Group NV GDR*	74,787	2,516,059

		20,147,250

Singapore — 1.3%
Ascendas Real Estate Investment Trust REIT‡‡	6,000	7,749
CapitaMall Trust REIT‡‡	16,000	20,860
CapitaMalls Asia, Ltd.	10,000	14,951
DBS Group Holdings, Ltd.‡‡	11,000	106,754
Golden Agri-Resources, Ltd.	1,080,000	404,882
Jardine Cycle & Carriage, Ltd.‡‡	3,000	63,842
Keppel Corporation, Ltd.	16,000	96,601
K-Green Trust*	3,200	2,401
Neptune Orient Lines, Ltd.‡‡	30,000	42,373
Oversea-Chinese Banking Corporation, Ltd.Δ‡‡	345,000	2,172,505
SembCorp Industries, Ltd.‡‡	571,000	1,651,247
SembCorp Marine, Ltd.	4,000	10,931
Singapore Airlines, Ltd.	3,000	31,107
Singapore Exchange, Ltd.‡‡	5,000	26,221
Singapore Technologies Engineering, Ltd.‡‡	10,000	23,377
Singapore Telecommunications, Ltd.‡‡	2,748,000	5,940,939
StarHub, Ltd.‡‡	7,000	11,254
United Overseas Bank, Ltd.Δ‡‡	323,079	4,494,633
UOL Group, Ltd.‡‡	3,186	8,581

		15,131,208

South Africa — 1.1%
African Bank Investments, Ltd.	45,359	178,019
Aspen Pharmacare Holdings, Ltd.	67,735	668,875
Bidvest Group, Ltd.	108,560	1,718,094
FirstRand, Ltd.	338,654	792,679
Impala Platinum Holdings, Ltd.	15,000	349,111
Imperial Holdings, Ltd.	27,918	310,482
MTN Group, Ltd.	147,451	1,932,368
Murray & Roberts Holdings, Ltd.	56,800	285,859

See Notes to Financial Statements.

	Shares	Value
Naspers, Ltd.	21,203	$714,021
Pick’n Pay Stores, Ltd.	95,338	536,878
Sasol, Ltd.	87,597	3,111,943
Standard Bank Group, Ltd.Δ	170,744	2,264,251
Woolworths Holdings, Ltd.	66,900	207,802

		13,070,382

South Korea — 2.6%
Amorepacific Corporation	1,625	1,382,530
Hyundai Heavy Industries Co., Ltd.	1,421	270,396
Hyundai Mobis	6,701	1,123,922
Hyundai Motor Co.	8,815	1,031,432
Hyundai Steel Co.	18,126	1,324,974
KB Financial Group, Inc.	15,405	590,486
Kia Motors Corporation	115,580	3,062,449
Korea Electric Power Corporation	78,560	2,027,234
Korean Air Lines Co., Ltd.	5,900	391,951
KT Corporation	48,740	1,799,857
KTB Securities Co., Ltd.*	35,429	105,280
LG Chem, Ltd.	1,500	376,186
LG Innotek Co., Ltd.Δ	3,797	498,300
MegaStudy Co., Ltd.	3,207	423,739
POSCO	2,493	944,625
Samsung Electro-Mechanics Co., Ltd.	2,612	326,630
Samsung Electronics Co., Ltd.	22,396	9,473,527
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	5,207	1,118,557
Samsung Fire & Marine Insurance Co., Ltd.	9,620	1,527,044
Shinhan Financial Group Co., Ltd.	78,252	2,880,387

		30,679,506

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA‡‡	313,846	3,233,540
Banco Espanol de Credito SA‡‡	17,566	139,372
Banco Santander SA‡‡	934,413	9,798,452
Bolsas y Mercados Espanoles SA‡‡	1,314	28,601
Corporacion Financiera Alba SA	7,249	267,050
Ebro Puleva SA‡‡	16,314	275,665
EnagasΔ	120,783	1,819,388
Endesa SA‡‡	17,154	364,641
Gestevision Telecinco SAΔ	40,252	357,713
Iberdrola SAΔ	995,915	5,597,612
Inditex SA	46,386	2,644,999
Red Electrica Corporation SAΔ	7,807	279,530
Repsol YPF SA‡‡	11,122	224,443
Sacyr Vallehermoso SA*	11,897	59,023
Tecnicas Reunidas SA‡‡	12,235	556,418
Telefonica SA‡‡	687,998	12,744,978

		38,391,425

Sri Lanka — 0.0%
Dialog Telekom, Ltd.	2,452,710	210,556

Sweden — 0.9%
Alfa Laval ABΔ	53,280	691,912
Assa Abloy AB Class B	91,542	1,829,735
Atlas Copco AB Class A	22,459	328,366
Autoliv, Inc.Δ	19,900	952,215
Boliden AB‡‡	19,332	213,670
Electrolux AB‡‡	39,939	913,038
Getinge AB	6,236	120,685
Hennes & Mauritz AB Class B	13,076	359,360
Holmen AB‡‡	2,621	62,222
Investor AB‡‡	3,383	54,724
Lundin Petroleum AB*	43,892	193,393
Nordea Bank AB‡‡	5,587	46,071
Svenska Cellulosa AB‡‡	995	11,703
Svenska Handelsbanken AB‡‡	4,008	98,051
Swedbank AB‡‡	11,890	109,111
Tele2 AB‡‡	52,079	778,087
Telefonaktiebolaget LM Ericsson Class B‡‡	33,049	366,587
Volvo AB Class BΔ	291,473	3,223,342

		10,352,272

Switzerland — 6.8%
ABB, Ltd.‡‡	24,837	432,427
Adecco SAΔ	12,539	598,196
Cie Financiere Richemont SA‡‡	60,075	2,097,355
Clariant AG‡‡	32,679	413,795
Credit Suisse Group AG	129,485	4,868,279
GAM Holding, Ltd.	27,887	301,362
Julius Baer Group, Ltd.	51,294	1,462,525
Nestle SA‡‡	355,179	17,126,317
Novartis AG‡‡	353,510	17,132,200
Roche Holding AG‡‡	73,562	10,125,200
Schindler Holding AG‡‡	4,780	402,889
Sika AG	24	42,544
Sonova Holding AG	20,594	2,527,246
STMicroelectronics NVΔ*‡‡	68,583	545,296
Sulzer AG‡‡	4,387	409,196
Swatch Group AG (The)Δ	33,746	4,851,216
Swiss Life Holding AG‡‡	3,502	334,696
Swiss Reinsurance Co., Ltd.	7,638	313,832
Syngenta AG	1,577	364,312
Synthes, Inc.	18,954	2,179,338
Xstrata PLC	268,424	3,514,916
Zurich Financial Services AG‡‡	44,856	9,886,873

		79,930,010

Taiwan — 1.8%
Acer, Inc.	944,730	2,192,496
Cathay Financial Holding Co., Ltd.	324,000	479,319
Compal Electronics, Inc.	364,000	433,525
High Tech Computer Corporation	135,000	1,792,814
Hon Hai Precision Industry Co., Ltd.	189,950	665,807
MediaTek, Inc.	224,706	3,136,396
Novatek Microelectronics Corporation, Ltd.	105,445	282,975
Taiwan Semiconductor Manufacturing Co., Ltd.	4,155,348	7,766,528
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	360,034	3,513,932
Unimicron Technology Corporation	43,000	62,591
United Microelectronics Corporation	1,460,000	642,578

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Yuanta Financial Holding Co., Ltd.	466,000	$248,753

		21,217,714

Thailand — 0.2%
Central Pattana PCL@	944,692	581,137
CP ALL PCL	735,868	653,171
Siam Commercial Bank PCL	640,359	1,606,334

		2,840,642

Turkey — 0.6%
Akenerji Elektrik Uretim AS	73,680	143,862
Coca-Cola Icecek AS	74,153	657,599
KOC Holding AS	246,400	833,423
Türkiye Garanti Bankasi AS	932,249	3,879,679
Yapi ve Kredi Bankasi AS	759,213	2,054,329

		7,568,892

United Arab Emirates — 0.0%
DP World, Ltd.	593,700	260,187

United Kingdom — 15.5%
Aberdeen Asset Management PLC	545,660	1,044,644
Afren PLC*	105,000	132,597
Aggreko PLC	112,026	2,351,737
AMEC PLC‡‡	15,768	193,179
Amlin PLC	40,634	233,867
Anglo American PLCΔ*‡‡	272,036	9,464,828
Antofagasta PLC	48,322	562,208
AstraZeneca PLC‡‡	139,492	6,576,459
Atkins WS PLC	45,833	464,163
Autonomy Corporation PLC*‡‡	31,559	860,246
Aviva PLC‡‡	774,305	3,598,338
BAE Systems PLC	608,495	2,832,065
Barclays PLC‡‡	363,825	1,452,207
Berkeley Group Holdings PLC‡‡	14,820	168,150
BG Group PLC	580,213	8,629,404
BHP Billiton PLC‡‡	469,771	12,180,461
BP PLC‡‡	1,475,027	7,061,191
British Land Co. PLC REIT‡‡	4,511	29,138
British Sky Broadcasting Group PLC	7,380	77,060
Britvic PLC	187,525	1,328,942
BT Group PLC‡‡	1,156,692	2,232,756
Burberry Group PLC‡‡	16,567	187,101
Cable & Wireless Worldwide	16,960	21,944
Cairn Energy PLC*	7,907	48,576
Capita Group PLC (The)	59,380	654,202
Capital Shopping Centres Group PLC REIT	3,152	14,562
Carnival PLC	47,390	1,535,026
Centrica PLC‡‡	66,220	292,230
Close Brothers Group PLC	56,783	584,540
Compass Group PLC	1,111,709	8,457,298
Cookson Group PLC	39,617	227,727
Daily Mail & General Trust PLC‡‡	29,968	195,060
Dimension Data Holdings PLC	299,909	420,704
Firstgroup PLC	318,754	1,730,249
GlaxoSmithKline PLC‡‡	864,203	14,674,896
Hammerson PLC REIT‡‡	6,134	31,269
Hays PLC‡‡	596,662	814,021
HSBC Holdings PLC‡‡	461,084	4,212,321
ICAP PLC	199,958	1,198,491
IMI PLC‡‡	26,713	272,172
Inmarsat PLC‡‡	13,328	141,317
Intercontinental Hotels Group PLC	65,600	1,033,862
International Power PLC‡‡	25,479	113,814
Intertek Group PLC	93,099	1,995,800
Investec PLC‡‡	38,508	259,122
J Sainsbury PLC	224,326	1,070,318
Johnson Matthey PLC‡‡	8,037	178,558
Kazakhmys PLC‡‡	3,627	53,241
Kesa Electricals PLC‡‡	111,393	201,667
Kingfisher PLC‡‡	66,957	209,747
Land Securities Group PLC REIT‡‡	3,636	30,091
Legal & General Group PLC	47,794	55,706
Lloyds TSB Group PLC	543,303	428,919
Logica PLC‡‡	74,526	120,877
Michael Page International PLC	245,207	1,357,498
Mondi PLC‡‡	233,317	1,327,764
National Grid PLC‡‡	149,215	1,089,412
Next PLC	52,214	1,556,732
Old Mutual PLC‡‡	92,657	141,862
Pearson PLC‡‡	222,452	2,925,635
Persimmon PLC‡‡	19,159	99,442
Petrofac, Ltd.‡‡	211,244	3,716,403
Prudential PLC	349,888	2,639,065
Reckitt Benckiser Group PLC‡‡	153,944	7,160,596
Reed Elsevier PLC	7,553	56,004
Rentokil Initial PLC*	144,530	231,621
Rexam PLC‡‡	439,121	1,975,409
Rio Tinto PLC‡‡	111,477	4,895,438
Rolls-Royce Group PLC‡‡	467,749	3,904,197
Rolls-Royce Group PLC +*‡‡	42,371,010	63,306
Royal Bank of Scotland Group PLC	96,393	58,705
Sage Group PLC	42,435	146,002
Scottish & Southern Energy PLC	97,181	1,618,449
Smith & Nephew PLC	61,575	581,732
SSL International PLC	71,140	856,711
Stagecoach Group PLC	160,540	424,557
Standard Chartered PLC‡‡	347,214	8,454,794
Tate & Lyle PLC	76,173	508,946
Tesco PLC‡‡	677,281	3,820,817
TUI Travel PLC	527,435	1,640,950
Tullow Oil PLC	194,195	2,888,708
Unilever PLC‡‡	322,396	8,618,286
Vedanta Resources PLC	35,981	1,130,499
Vodafone Group PLC‡‡	3,870,904	7,975,958
Weir Group PLC (The)	3,586	55,091
WH Smith PLC‡‡	26,140	159,377
WM Morrison Supermarkets PLC	532,822	2,105,465
Wolseley PLC‡‡	89,793	1,782,378
WPP PLC‡‡	339,292	3,196,292

		182,103,169

Total Foreign Common Stocks (Cost $1,151,348,497)		1,124,179,425

FOREIGN PREFERRED STOCKS — 0.9%
Belgium — 0.0%
Fortis*	106,120	130

Brazil — 0.5%
Banco Bradesco SA	100,545	1,581,982

See Notes to Financial Statements.

	Shares	Value
Eletropaulo Metropolitana de Sao Paulo SA Class B	39,151	$786,490
Investimentos Itau SA	247,436	1,476,391
Ultrapar Participacoes SA	47,877	2,283,773
Usinas Siderurgicas de Minas Gerais SA	5,516	147,603

		6,276,239

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	115,521
Embotelladora Andina SA Class B	28,700	107,799

		223,320

Germany — 0.2%
Henkel AG & Co. KGaAΔ	24,850	1,213,447
ProSiebenSat.1 Media AG	47,891	701,086
Volkswagen AG‡‡	6,290	551,953

		2,466,486

Russia — 0.0%
MDM Bank OAO@	656,800	246,300

South Korea — 0.2%
Samsung Electronics Co., Ltd.	4,219	1,798,543

Total Foreign Preferred Stocks (Cost $10,301,311)		11,011,018

RIGHTS — 0.0%
Bank of Communications Co., Ltd.Δ*	80,250	32,154
Henderson Land Development*‡‡	71	12

Total Rights (Cost $0)		32,166

MONEY MARKET FUNDS — 15.3%
GuideStone Money Market Fund (GS4 Class)¥	45,609,065	45,609,065
Northern Institutional Liquid Assets Portfolio§	134,217,415	134,217,415

Total Money Market Funds (Cost $179,826,480)		179,826,480

	Par
U.S. TREASURY OBLIGATIONS — 0.6% U.S. Treasury Bills
0.16%, 11/18/10‡‡	$35,000	34,976
0.17%, 11/18/10‡‡	260,000	259,823
0.20%, 11/18/10‡‡	5,275,000	5,271,408
0.22%, 11/18/10‡‡	160,000	159,891
0.22%, 11/18/10‡‡	760,000	759,482

Total U.S. Treasury Obligations (Cost $6,484,926)		6,485,580

TOTAL INVESTMENTS — 112.5% (Cost $1,347,961,214)		1,321,534,669

	Shares
SECURITIES SOLD SHORT — (1.6)%
Australia — (0.1)%
Adelaide Brighton, Ltd.	(44,083)	(98,320)
AGL Energy, Ltd.	(1,889)	(23,233)
Alumina, Ltd.	(94,503)	(119,601)
Asciano Group*	(38,258)	(51,376)
Beach Petroleum Ltd.	(48,004)	(27,533)
Bendigo and Adelaide Bank, Ltd.	(6,104)	(41,604)
Cochlear, Ltd.	(1,231)	(76,678)
Consolidated Media Holdings, Ltd.	(11,204)	(29,839)
Energy Resources of Australia, Ltd.	(9,121)	(100,723)
Fortescue Metals Group, Ltd.*	(5,197)	(17,625)
Harvey Norman Holdings, Ltd.	(5,551)	(15,333)
Iluka Resources, Ltd.*	(23,314)	(90,052)
Incitec Pivot, Ltd.	(21,489)	(48,599)
Leighton Holdings, Ltd.	(2,157)	(51,878)
Macquarie Group, Ltd.	(400)	(12,295)
Nufarm, Ltd.	(13,471)	(60,697)
Perpetual, Ltd.	(5,300)	(124,643)
Primary Health Care, Ltd.	(24,158)	(71,912)
Santos Ltd	(1,664)	(17,390)
Seek, Ltd.	(25,249)	(147,024)
Sims Metal Management, Ltd.	(6,480)	(92,074)
Toll Holdings, Ltd.	(3,304)	(15,046)
WorleyParsons, Ltd.	(1,731)	(31,848)

		(1,365,323)

Belgium — 0.0%
Colruyt SA	(249)	(58,575)
Dexia SA*	(17,107)	(59,696)

		(118,271)

Denmark — (0.1)%
Topdanmark A/S*	(1,077)	(117,928)
TrygVesta AS	(8,596)	(452,879)
William Demant Holding*	(2,412)	(176,419)

		(747,226)

Finland — (0.1)%
Nokian Renkaat OYJ	(8,855)	(216,711)
Outokumpu OYJ	(18,956)	(284,825)
Pohjola Bank PLC	(1,248)	(12,673)
Rautaruukki OYJ	(14,249)	(207,677)

		(721,886)

France — (0.1)%
Air France-Klm*	(15,741)	(187,151)
Bureau Veritas SA	(284)	(15,382)
Eiffage SA	(4,633)	(201,126)
Electricite de France	(1,479)	(56,271)
Etablissements Maurel Et Prom	(14,139)	(157,374)
Hermes International	(830)	(110,030)
Iliad SA	(4,159)	(322,963)
Neopost SA	(2,331)	(168,795)
Peugeot SA*	(681)	(17,310)
Societe Television Francaise 1	(1,709)	(22,266)

		(1,258,668)

Germany — (0.1)%
Bilfinger Berger AG	(1,160)	(64,285)
Fraport AG Frankfurt Airport Services Worldwide	(5,323)	(226,381)
Hamburger Hafen und Logistik AG	(15,437)	(494,065)
K+S AG	(4,754)	(218,477)
SGL Carbon SE*	(5,148)	(147,743)
Wacker Chemie AG	(858)	(124,284)

		(1,275,235)

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Ireland — 0.0%
Charter International PLC	(1,913)	$(17,896)
James Hardie Industries SE ADR*	(12,058)	(62,441)
Shire PLC	(9,158)	(187,869)
United Business Media, Ltd.	(14,819)	(109,445)

		(377,651)

Italy — (0.1)%
A2A SpA	(194,148)	(265,041)
ACEA SpA*	(14,006)	(138,924)
Banca Carige SPA	(84,995)	(166,036)
Buzzi Unicem SPA	(23,040)	(231,053)
Saras SpA*	(95,668)	(198,724)

		(999,778)

Japan — (0.4)%
ABC-Mart, Inc.	(3,100)	(121,608)
Advantest Corporation	(1,400)	(29,257)
Bank of Tokyo, Ltd.	(9,000)	(74,091)
Casio Computer Co., Ltd.	(6,200)	(37,238)
Disco Corporation	(1,000)	(63,264)
Eisai Co., Ltd.	(1,200)	(39,817)
Hamamatsu Photonics KK	(3,400)	(94,452)
Hirose Electric Co., Ltd.	(400)	(36,633)
Hiroshima Bank, Ltd. (The)	(5,000)	(19,984)
Hisamitsu Pharmaceutical Co., Inc.	(1,300)	(51,565)
Hitachi Metals, Ltd.	(10,000)	(101,240)
Isetan Mitsukoshi Holdings, Ltd.	(3,500)	(34,120)
Iyo Bank, Ltd. (The)	(10,000)	(92,995)
Jafco Co., Ltd.	(3,400)	(75,212)
Japan Steel Works, Ltd. (The)	(8,000)	(70,319)
Joyo Bank, Ltd. (The)	(24,000)	(95,157)
Kawasaki Heavy Industries, Ltd.	(29,000)	(70,313)
Kintetsu Corporation	(53,000)	(161,724)
Matsui Securities Co., Ltd.	(14,700)	(89,755)
McDonald’s Holdings Co. Japan, Ltd.	(4,700)	(105,243)
Mitsubishi Heavy Industries, Ltd.	(37,000)	(127,641)
Mitsubishi Materials Corporation*	(48,000)	(127,585)
Mitsubishi Motors Corporation*	(3,000)	(3,795)
Mitsubishi Tanabe Pharma Corporation	(3,000)	(45,708)
Mizuho Trust & Banking Co., Ltd.*	(101,000)	(86,852)
Nikon Corporation	(3,600)	(62,042)
Nitori Co., Ltd.	(550)	(47,410)
NOK Corporation	(9,000)	(142,918)
NSK, Ltd.	(16,000)	(111,122)
Olympus Corporation	(2,900)	(68,698)
Oracle Corporation	(3,000)	(147,421)
Oriental Land Co., Ltd.	(200)	(16,715)
OSAKA Titanium Technologies Co.	(1,000)	(38,478)
Ricoh Co., Ltd.	(4,000)	(51,006)
Shimadzu Corporation	(26,000)	(195,983)
Shin-Etsu Chemical Co., Ltd.	(1,500)	(69,743)
Shiseido Co., Ltd.	(1,800)	(39,674)
Showa Shell Sekiyu KK	(12,700)	(87,567)
SMC Corporation	(300)	(40,132)
Sumco Corporation*	(9,900)	(164,083)
Sumitomo Chemical Co., Ltd.	(20,000)	(77,404)
Sumitomo Metal Industries, Ltd.	(37,000)	(83,659)
Sumitomo Rubber Industries, Inc.	(2,000)	(17,640)
Suruga Bank, Ltd.	(8,000)	(72,607)
T&D Holdings, Inc.	(4,100)	(87,668)
Taiheiyo Cement Corporation*	(3,000)	(3,788)
Taiyo Nippon Sanso Corporation	(17,000)	(134,997)
Takashimaya Co., Ltd.	(13,000)	(103,626)
Toray Industries, Inc.	(10,000)	(47,931)
Toyota Boshoku Corporation	(4,300)	(62,783)
Toyota Industries Corporation	(1,400)	(35,527)
Tsumura & Co.	(3,200)	(97,978)
Ushio, Inc.	(3,600)	(55,460)
Yahoo! Japan Corporation	(83)	(33,082)
Yakult Honsha Co., Ltd.	(7,500)	(204,022)

		(4,256,732)

Luxembourg — 0.0%
Oriflame Cosmetics SA ADR	(5,825)	(302,520)

Netherlands — 0.0%
Koninklijke Boskalis Westminster NV	(9)	(350)
SBM Offshore NV	(8,590)	(122,890)
Wolters Kluwer NV	(6,732)	(129,100)

		(252,340)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(28,813)	(132,567)

Russia — 0.0%
Alliance Oil Co., Ltd. GDR*	(12,338)	(136,956)

Spain — (0.2)%
Acciona SA	(3,373)	(256,704)
Bankinter SA	(27,159)	(165,469)
Gamesa Corporation Tecnologica SA*	(25,024)	(214,882)
Gas Natural SDG SA	(8,461)	(122,271)
Grifols SA	(43,065)	(440,190)
Mapfre SA	(102,919)	(279,861)
Zardoya Otis SA	(6,230)	(80,038)

		(1,559,415)

Sweden — 0.0%
Hexagon AB	(10,302)	(133,884)
Husqvarna AB	(19,520)	(117,382)
Meda AB	(7,953)	(57,647)

		(308,913)

Switzerland — (0.1)%
Baloise-Holding AG	(3,347)	(232,972)
Ineos Finance PLC	(5,151)	(146,868)
Lonza Group AG	(4,259)	(283,562)
Nobel Biocare Holding AG	(2,847)	(49,009)
SGS SA	(2)	(2,699)
Syngenta AG	(269)	(62,143)

		(777,253)

United Kingdom — (0.3)%
Aegis Group PLC	(38,575)	(61,144)
Antofagasta PLC	(11,477)	(133,531)
Associated British Foods PLC	(5,449)	(78,911)
Bae Systems PLC	(1,365)	(6,353)

See Notes to Financial Statements.

	Shares	Value
Bunzl PLC	(27,208)	$(272,454)
Capita Group PLC (The)	(37,105)	(408,794)
Carnival PLC	(6,269)	(203,061)
Cobham PLC	(36,203)	(114,689)
Dana Petroleum PLC*	(14,545)	(244,852)
Drax Group PLC	(39,763)	(222,514)
Easyjet PLC*	(12,300)	(72,602)
Electrocomponents PLC	(29,396)	(94,658)
Eurasian Natural Resources Corporation PLC	(452)	(5,752)
Firstgroup PLC	(12,187)	(66,153)
Intercontinental Hotels Group PLC	(3,627)	(57,162)
Invensys PLC	(11,543)	(41,323)
Lonmin PLC*	(7,195)	(150,235)
Man Group PLC	(63,781)	(211,428)
Pennon Group PLC	(9,361)	(77,094)
Provident Financial PLC	(2,547)	(31,778)
Prudential PLC	(24,604)	(185,578)
Serco Group PLC	(10,240)	(89,426)
Smiths Group PLC	(11,658)	(185,605)
Standard Life PLC	(139,646)	(360,873)
Thomas Cook Group PLC	(8,967)	(23,734)
United Utilities Group PLC	(56,345)	(440,920)
VT Group PLC	(1,903)	(21,893)
Whitbread PLC	(62)	(1,295)
WM Morrison Supermarkets PLC	(1,210)	(4,781)

		(3,868,593)

Total Securities Sold Short (Cost $(20,097,476))		(18,459,327)

Liabilities in Excess of Other Assets — (10.9)%		(128,135,102)

NET ASSETS — 100.0%		$1,174,940,240

Please see abbreviation and footnote definitions on page 127.

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Common Stocks
Japan	16.2
United Kingdom	15.5
France	7.1
Switzerland	6.8
Germany	5.7
Australia	4.7
Netherlands	4.2
Spain	3.3
Hong Kong	3.1
South Korea	2.6
China	2.5
India	2.5
Brazil	2.2
Taiwan	1.8
Russia	1.7
Italy	1.6
Canada	1.4
Singapore	1.3
Denmark	1.2
Indonesia	1.2
South Africa	1.1
Mexico	1.0
Sweden	0.9
Norway	0.8
Israel	0.6
Turkey	0.6
Malaysia	0.5
Ireland	0.4
Belgium	0.3
Chile	0.3
Egypt	0.3
Finland	0.3
Greece	0.3
Peru	0.3
Hungary	0.2
Nigeria	0.2
Philippines	0.2
Thailand	0.2
Austria	0.1
Colombia	0.1
Czech Republic	0.1
Luxembourg	0.1
New Zealand	0.1
Panama	0.1
Argentina	—	**
Bermuda	—	**
Estonia	—	**
Jersey	—	**
Kazakhstan	—	**
Poland	—	**
Sri Lanka	—	**
United Arab Emirates	—	**

Total Foreign Common Stocks	95.7

Total Money Market Funds	15.3

Total Futures Contracts	6.1

Total Foreign Preferred Stocks	0.9

Total U.S. Treasury Obligations	0.6

Total Rights	—	**

Total Forward Foreign Currency Contracts	(0.9)

Total Securities Sold Short	(1.6)

Total Investments	116.1

**	Rounds to less than 0.005%.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments***
Assets:
Level 1 — Quoted Prices
Foreign Common Stocks	$113,524,773	$—
Foreign Preferred Stocks	6,499,689	—
Futures Contracts	—	(2,368,149)
Money Market Funds	179,826,480	—
Rights	32,166	—
Level 2 — Other Significant Observable Inputs
Foreign Common Stocks	1,010,654,652	—
Foreign Preferred Stocks	4,511,329	—
Forward Foreign Currency Contracts	—	322,571
U.S. Treasury Obligations	6,485,580	—
Level 3 — Significant Unobservable Inputs
Rights	—	—

Total Assets	$1,321,534,669	$(2,045,578)

Liabilities:
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs
Securities Sold Short	(18,459,327)	—
Level 3 — Significant Unobservable Inputs	—	—

Total Liabilities	$(18,459,327)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments***
Balance, 12/31/09
Rights	$1,251	$—
Accrued discounts/premiums
Rights	—	—
Realized gain (loss)
Rights	620	—
Changed in unrealized appreciation (depreciation)
Rights	(1,251)	—
Purchases
Rights		—
Sales
Rights	(620)	—
Transfers in and/or out of Level 3
Rights	—	—

Balance, 06/30/10	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Financial Statements.

See Notes to Financial Statements.

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
CONV	—	Convertible
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
PIK	—	Payment-in-Kind Bonds
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds (1)
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.As of June 30, 2010, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$17,800,000	1.52%
Low-Duration Bond	105,978,239	14.70
Medium-Duration Bond	95,488,076	8.97
Extended-Duration Bond	56,580,423	11.77
Global Bond	27,899,614	12.55
Small Cap Equity	2,661,169	0.66
International Equity	1,230,557	0.10

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
+	—	Security is valued at fair value (2) .
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security (1) .
Ω	—	Interest rates shown reflect the effective yields as of June 30, 2010.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.

(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
(2)	Fair valued securities were held in the Medium-Duration Bond Fund, Global Bond Fund, Equity Index Fund, Value Equity Fund, Small Cap Equity Fund and International Equity Fund at an aggregate market value of $61,971, $1,932, $0, $1,209, $590,850 and $1,929,611, respectively, which amounted to 0.01%, 0.00%, 0.00%, 0.00%, 0.15% and 0.16% of each of those funds, respectively.

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norweigan Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Polish Zloty (PLN).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BTAB	—	Counterparty to contract is Deutsche Bank Alex Brown.
CHASE	—	Counterparty to contract is Chase Securities, Inc.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SG	—	Counterparty to contract is Societe Generale.
SSB	—	Counterparty to contract is Salomon Smith Barney.
UBS	—	Counterparty to contract is UBS AG.

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STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2010 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,217,506,201	$702,950,339	$1,132,274,584
Investments in repurchase agreements, at value	—	74,600,000	32,500,000
Investments in securities of affiliated issuers, at value	—	32,206,804	64,233,948

Total investments (1)(2)	1,217,506,201	809,757,143	1,229,008,532
Cash	79	—	1,729,708
Cash collateral for derivatives	—	260,000	95,000
Foreign currency (3)	—	1,094,221	1,414,647
Receivables:
Dividends and reclaims	—	236	459
Interest	261,476	3,958,834	7,761,927
Securities lending	3,106	3,483	6,493
Investment securities sold	—	14,808,993	137,004,239
Maturities	—	215,138	191,505
Fund shares sold	10,706,210	746,762	686,501
Variation margin	—	15,592	69,917
Unrealized appreciation on foreign currency exchange contracts	—	1,572,784	1,577,330
Unrealized appreciation on swap agreements	—	2,958,962	931,606
Prepaid expenses and other assets	43,128	21,412	21,025

Total Assets	1,228,520,200	835,413,560	1,380,498,889

Liabilities
Cash overdraft	—	2,105,938	—
TBA sale commitments, at value (4)	—	10,734,380	18,887,811
Options written at value (5)	—	983,587	1,526,757
Unrealized depreciation on foreign currency exchange contracts	—	638,111	1,062,228
Unrealized depreciation on swap agreements	—	—	573,007
Collateral held for securities on loan at value	50,114,950	49,225,455	99,215,388
Collateral held for derivatives	—	3,040,000	4,237,000
Payables:
Investment securities purchased	—	47,427,136	188,961,014
Fund shares redeemed	10,462,543	830,254	471,367
Variation margin	—	37,449	47,975
Distributions	5,048	—	—
Securities lending	621	697	1,299
Accrued expenses:
Investment advisory fees	109,386	155,180	274,819
Distribution (12b-1) fees	151	42	47
Shareholder servicing fees	160,508	93,120	141,907
Other expenses	163,835	98,197	210,826

Total Liabilities	61,017,042	115,369,546	315,611,445

Net Assets	$1,167,503,158	$720,044,014	$1,064,887,444

Net Assets Consist of:
Paid-in-capital	$1,167,426,640	$723,228,116	$1,067,750,081
Undistributed (distributions in excess of) net investment income	75,044	(190,736)	742,998
Undistributed net realized gain on investments, foreign currency transactions and derivative transactions	1,474	4,369,241	9,132,164
Net unrealized depreciation on investments, foreign currency translations and derivative transactions	—	(7,362,607)	(12,737,799)

Net Assets	$1,167,503,158	$720,044,014	$1,064,887,444

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$125,077,984	$121,952,997	$145,463,514

GS2 shares outstanding	125,067,674	13,842,888	18,858,273

Net asset value, offering and redemption price per GS2 share	$1.00	$8.81	$7.71

Net assets applicable to the GS4 Class	$1,042,425,174	$598,091,017	$919,423,930

GS4 shares outstanding	1,042,324,320	45,020,771	65,785,389

Net asset value, offering and redemption price per GS4 share	$1.00	$13.28	$13.98

(1) Investments in securities of unaffiliated issuers, at cost	$1,217,506,201	$712,343,505	$1,146,880,433
Investments in repurchase agreements, at cost	—	74,600,000	32,500,000
Investments in securities of affiliated issuers, at cost	—	32,206,804	64,233,948

Total investments at cost	$1,217,506,201	$819,150,309	$1,243,614,381

(2) Includes securities loaned of:	$49,119,528	$48,230,968	$98,122,970

(3) Foreign currency at cost	$—	$1,103,739	$1,438,622

(4) TBA sale commitments at cost	$—	$10,687,500	$18,845,391

(5) Premiums received on options written	$—	$631,838	$992,427

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2010 (Unaudited)

	Extended-Duration Bond fund	Inflation Protected Bond Fund	Global Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$513,651,871	$104,684,076	$232,134,167
Investments in securities of affiliated issuers, at value	12,867,142	5,947,208	19,637,120

Total investments (1)(2)	526,519,013	110,631,284	251,771,287
Cash	—	—	—
Cash collateral for derivatives	—	—	—
Foreign currency (3)	—	—	1,618,238
Receivables:
Dividends and reclaims	85	46	24,655
Interest	6,396,534	782,493	3,456,458
Securities lending	3,329	154	5,002
Investment securities sold	—	547	545,908
Fund shares sold	731,530	322,901	63,141
Variation margin	—	297	2,541
Unrealized appreciation on foreign currency exchange contracts	—	—	2,650,731
Prepaid expenses and other assets	19,582	(4,308)	12,272

Total Assets	533,670,073	111,733,414	260,150,233

Liabilities
Securities sold short, at value (4)	—	—	—
Options written at value(5)	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	1,615,087
Unrealized depreciation on swap agreements	—	—	—
Collateral held for securities on loan at value	47,802,134	6,510,959	35,100,002
Payables:
Investment securities purchased	4,029,750	—	823,672
Dividends on short sales	—	—	—
Fund shares redeemed	828,000	1,110,000	153,408
Variation margin	—	2,922	3,169
Securities lending	665	30	1,000
Accrued expenses:
Investment advisory fees	169,327	25,970	82,523
Distribution (12b-1) fees	55	—	—
Shareholder servicing fees	62,355	16,037	34,592
Other expenses	52,883	14,235	58,330

Total Liabilities	52,945,169	7,680,153	37,871,783

Net Assets	$480,724,904	$104,053,261	$222,278,450

Net Assets Consist of:
Paid-in-capital	$449,690,789	$99,028,952	$234,402,739
Undistributed (distributions in excess of) net investment income	927,283	90,253	(1,005,243)
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency transactions and derivative transactions	(9,678,337)	1,343,372	(14,617,434)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	39,785,169	3,590,684	3,498,388

Net Assets	$480,724,904	$104,053,261	$222,278,450

Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the GS2 Class	$71,382,863	N/A	N/A

GS2 shares outstanding	9,926,805	N/A	N/A

Net asset value, offering and redemption price per GS2 share	$7.19	N/A	N/A

Net assets applicable to the GS4 Class	$409,342,041	$104,053,261	$222,278,450

GS4 shares outstanding	25,283,416	9,820,088	23,593,845

Net asset value, offering and redemption price per GS4 share	$16.19	$10.60	$9.42

__________
(1) Investments in securities of unaffiliated issuers, at cost	$473,865,395	$101,091,593	$229,478,961
Investments in securities of affiliated issuers, at cost	12,867,142	5,947,208	19,637,120

Total investments at cost	$486,732,537	$107,038,801	$249,116,081

(2) Includes securities loaned of:	$46,983,169	$6,391,284	$34,422,903

(3) Foreign currency at cost	$—	$—	$1,669,353

(4) Securities Sold Short at proceeds	$—	$—	$—

(5) Premiums received on options written	$—	$—	$—

(6) Net of ($254,897) accrued foreign capital gains taxes on appreciated securities	$—	$—	$—

See Notes to Financial Statements.

Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund

$372,547,666	$165,298,884	$1,097,941,777	$1,165,348,220	$530,370,309	$1,275,925,604
5,132,801	5,713,710	26,816,462	57,146,701	14,592,737	45,609,065

377,680,467	171,012,594	1,124,758,239	1,222,494,921	544,963,046	1,321,534,669
—	—	—	—	—	1,262,579
—	—	—	—	686,462	2,400,000
—	—	—	—	—	983,384
407,998	308,169	1,231,278	773,794	170,644	3,863,470

—	—	—	—	342,850	—
3,970	3,446	10,063	9,946	40,736	109,699
102,696	4,429	13,312,067	3,636,773	16,080,163	2,990,772
34,657	114,563	711,077	1,447,800	89,735	94,354
—	—	—	—	—	163,432
—	—	—	—	53,836	772,934
19,106	28,686	24,839	28,308	19,359	25,445

378,248,894	171,471,887	1,140,047,563	1,228,391,542	562,446,831	1,334,200,738

—	—	—	—	—	18,459,327
—	—	—	—	15,438	—
—	—	—	—	26,576	450,363
—	—	—	—	—	18,869
21,700,610	39,867,582	69,117,187	116,632,429	129,679,538	134,217,415

—	2,097,901	17,334,792	4,075,836	26,939,625	3,221,658
—	—	—	—	—	61,478
386,797	66,698	440,126	302,456	256,416	933,553
56,550	53,460	287,183	527,142	513,732	410,948
793	689	2,012	1,988	8,138	21,940
34,292	96,971	565,096	725,640	305,530	745,220

48	—	109	93	118	178
48,800	21,247	145,887	153,711	56,391	154,524
138,148	34,816	93,418	88,717	102,469	565,025

22,366,038	42,239,364	87,985,810	122,508,012	157,903,971	159,260,498

$355,882,856	$129,232,523	$1,052,061,753	$1,105,883,530	$404,542,860	$1,174,940,240

$369,410,267	$170,961,593	$1,425,152,824	$1,236,631,111	$505,742,467	$1,458,462,168
104,431	44,191	344,556	(323,577)	256,529	12,520,262

(9,113,266)	(55,800,018)	(190,660,340)	(204,755,658)	(112,747,797)	(268,968,753)

(4,518,576)	14,026,757	(182,775,287)	74,331,654	11,291,661	(27,073,437	) (6)

$355,882,856	$129,232,523	$1,052,061,753	$1,105,883,530	$404,542,860	$1,174,940,240

$60,089,377	N/A	$166,789,767	$177,248,924	$61,450,879	$213,404,285

8,467,165	N/A	28,478,483	19,310,087	8,253,459	25,144,265

$7.10	N/A	$5.86	$9.18	$7.45	$8.49

$295,793,479	$129,232,523	$885,271,986	$928,634,606	$343,091,981	$961,535,955

22,104,964	18,511,777	76,881,978	63,720,406	30,694,960	87,919,807

$13.38	$6.98	$11.51	$14.57	$11.18	$10.94

$376,756,332	$150,988,449	$1,279,214,466	$1,087,983,841	$516,042,844	$1,302,352,149
5,132,801	5,713,710	26,816,462	57,146,701	14,592,737	45,609,065

$381,889,133	$156,702,159	$1,306,030,928	$1,145,130,542	$530,635,581	$1,347,961,214

$21,004,266	$38,474,825	$66,546,899	$113,298,410	$125,389,098	$128,936,488

$—	$—	$—	$—	$—	$999,314

$—	$—	$—	$—	$—	$20,097,476

$—	$—	$—	$—	$11,252	$—

See Notes to Financial Statement.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2010 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Investment Income
Dividends	$—	$—	$104,120
Income distributions received from affiliated funds	—	1,197	2,362
Interest	1,699,531	9,941,458	19,835,612
Securities lending	22,274	26,415	65,788
Less foreign taxes withheld	—	—	—

Total Investment Income	1,721,805	9,969,070	20,007,882

Expenses
Investment advisory fees	911,956	1,207,103	2,150,509
Transfer agent fees:
GS2 shares	2,022	1,913	1,937
GS4 shares	22,739	12,942	11,016
Custodian fees	11,060	47,218	115,236
Shareholder servicing fees:
GS4 shares	997,763	555,264	849,168
Accounting and administration fees	122,520	121,570	216,393
Professional fees	25,217	28,446	29,496
Blue sky fees:
GS2 shares	972	793	793
GS4 shares	17,638	7,816	9,026
Shareholder reporting fees:
GS2 shares	452	282	338
GS4 shares	21,734	5,195	6,625
Trustee expenses	5,305	2,682	3,651
Line of credit facility fees	8,937	4,673	6,311
Dividend expense on securities sold short	—	—	—
Other expenses	(55,665)	22,067	28,093

Total expenses	2,092,650	2,017,964	3,428,592
Expenses waived/reimbursed net of amount recaptured(1)	(494,503)	(283,759)	(493,851)
Fees paid indirectly	—	—	—

Net expenses	1,598,147	1,734,205	2,934,741

Net Investment Income (Loss)	123,658	8,234,865	17,073,141

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities and securities sold short	1,474	2,040,229	5,616,827
Futures transactions	—	1,061,205	2,898,379
Swap agreements	—	(42,340)	(246,235)
Option contracts written	—	580,262	1,042,424
Option contracts purchased	—	(103,088)	(38,652)
Foreign currency transactions	—	2,524,603	1,432,116

Net realized gain (loss)	1,474	6,060,871	10,704,859

Net change in unrealized appreciation (depreciation) on:
Investment securities and securities sold short (net of estimated capital gains taxes of ($340,503) for International Equity)	—	6,158,693	34,971,881
Futures	—	89,784	1,033,499
Swap agreements	—	82,563	916,100
Option contracts written	—	(275,923)	(432,171)
Option contracts purchased	—	49,672	62,357
Foreign currency translations	—	271,462	19,213

Net change in unrealized appreciation (depreciation)	—	6,376,251	36,570,879

Net Realized and Unrealized Gain (Loss)	1,474	12,437,122	47,275,738

Net Increase (Decrease) in Net Assets Resulting from Operations	$125,132	$20,671,987	$64,348,879

(1)	See Note 3a and 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Extended- Duration Bond Fund	Inflation Protected Bond Fund	Global Bond Fund	Equity Index Fund	Real Estate Securities Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund
$10,064	$—	$130,263	$3,631,228	$2,126,301	$13,412,105	$5,532,724	$1,591,573	$24,451,884
465	451	876	427	219	1,584	2,499	1,135	1,801
14,623,662	1,511,383	6,650,265	797	(463)	1,933	3,216	808,390	(15,365)
21,809	2,039	34,139	28,493	21,142	94,779	74,450	247,065	763,175
—	—	—	—	—	(63,812)	(15,600)	(356)	(2,276,030)

14,656,000	1,513,873	6,815,543	3,660,945	2,147,199	13,446,589	5,597,289	2,647,807	22,925,465

1,088,139	152,626	524,897	294,747	563,082	3,767,079	5,256,187	2,006,184	6,190,837

1,904	—	—	1,920	—	1,948	1,920	1,964	2,022
11,133	8,779	8,494	11,586	10,815	12,981	12,759	12,979	15,204
13,967	6,932	25,104	18,298	12,586	28,701	42,899	57,996	556,307

379,287	91,090	213,089	307,688	122,416	948,115	995,137	349,793	994,990
66,933	14,154	65,629	52,779	18,028	131,109	133,119	73,333	349,814
26,357	20,694	25,774	31,248	27,409	31,248	24,270	24,270	25,887

793	—	—	793	—	793	793	793	793
7,645	22,130	11,372	6,404	3,001	6,377	6,677	6,319	6,482

264	—	—	300	—	358	320	395	509
6,116	735	1,939	7,077	5,101	9,901	9,148	9,807	16,055
1,743	282	740	1,243	324	4,087	4,270	1,372	4,559
3,023	662	1,236	2,043	500	6,744	7,025	2,248	7,372
—	—	—	—	—	—	—	—	324,455
9,765	7,629	14,351	9,154	5,886	17,310	23,487	8,588	137,599

1,617,069	325,713	892,625	745,280	769,148	4,966,751	6,518,011	2,556,041	8,632,885
(59,682)	(7,034)	(16,680)	(75,233)	(4,157)	(109,142)	(581,161)	(109,675)	(1,369,340)
—	—	—	—	—	(20,040)	(20,881)	(7,573)	(20,787)

1,557,387	318,679	875,945	670,047	764,991	4,837,569	5,915,969	2,438,793	7,242,758

13,098,613	1,195,194	5,939,598	2,990,898	1,382,208	8,609,020	(318,680)	209,014	15,682,707

4,152,978	1,133,523	(3,404,578)	588,785	10,559,869	10,640,350	49,300,571	18,074,478	18,027,922
—	214,299	(192,209)	(68,089)	(186,186)	(1,009,218)	(1,824,342)	3,680,165	(5,408,301)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	30,041	—
—	—	(1)	—	—	—	—	(13,222)	—
103,644	369	465,797	—	—	—	(2,321)	62,707	(1,149,085)

4,256,622	1,348,191	(3,130,991)	520,696	10,373,683	9,631,132	47,473,908	21,834,169	11,470,536

18,867,189	2,741,598	4,473,960	(29,446,089)	(6,541,650)	(95,546,852)	(141,840,240)	(23,649,790)	(186,086,316)
—	(8,900)	(167,660)	(455,303)	(450,763)	(1,971,218)	(3,658,187)	(5,675,088)	(2,190,922)
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(7,507)	—
—	—	—	—	—	—	—	11,688	—
(7,455)	(1,194,372)	515,347	—	—	—	(1)	27,239	488,860

18,859,734	1,538,326	4,821,647	(29,901,392)	(6,992,413)	(97,518,070)	(145,498,428)	(29,293,458)	(187,788,378)

23,116,356	2,886,517	1,690,656	(29,380,696)	3,381,270	(87,886,938)	(98,024,520)	(7,459,289)	(176,317,842)

$36,214,969	$4,081,711	$7,630,254	$(26,389,798)	$4,763,478	$(79,277,918)	$(98,343,200)	$(7,250,275)	$(160,635,135)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09
Operations:
Net investment income	$123,658	$3,601,028
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions	1,474	60,542
Net change in unrealized appreciation on investment securities, foreign currency translations and derivative transactions	—	—

Net increase in net assets resulting from operations	125,132	3,661,570

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(71,147)	(769,065)
GS4 shares	(52,511)	(2,824,065)
GS6 shares	—	(7,898)
Distributions from net realized capital gains
GS2 shares	—	(7,898)
GS4 shares	—	(62,102)
GS6 shares	—	—

Total dividends and distributions	(123,658)	(3,671,028)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	42,122,799	102,344,425
GS4 shares	1,505,040,724	2,886,053,282
GS6 shares	—	1,367,352
Proceeds from exchange of GS6 shares for GS4 shares(1)
GS4 shares		9,761,236
GS6 shares	—	(9,761,236)
Reinvestment of dividends and distributions
GS2 shares	65,947	644,744
GS4 shares	28,392	2,050,152
GS6 shares	—	7,898

Total proceeds from shares sold and reinvested	1,547,257,862	2,992,467,853

Value of shares redeemed
GS2 shares	(50,434,277)	(141,405,488)
GS4 shares	(1,527,579,514)	(2,803,066,431)
GS6 shares	—	(421,134)

Total value of shares redeemed	(1,578,013,791)	(2,944,893,053)

Net increase (decrease) from capital share transactions(2)	(30,755,929)	47,574,800

Total increase (decrease) in net assets	(30,754,455)	47,565,342

Net Assets:
Beginning of Period	1,198,257,613	1,150,692,271

End of Period*	$1,167,503,158	$1,198,257,613

* Including undistributed (distributions in excess of) net investment income	$75,044	$75,044

(1)	See Note 1 in Notes to Financial Statements.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium- Duration Bond Fund		Extended- Duration Bond Fund		Inflation Protected Bond Fund		Global Bond Fund
For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Period 06/25/09 -12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09

$8,234,865	$20,944,974	$17,073,141	$36,356,649	$13,098,613	$27,763,523	$1,195,194	$1,424,136	$5,939,598	$12,862,766
6,060,871	8,473,015	10,704,859	25,495,374	4,256,622	(13,712,692)	1,348,191	400,251	(3,130,991)	(8,252,760)
6,376,251	40,666,842	36,570,879	74,039,703	18,859,734	78,067,569	1,538,326	2,052,358	4,821,647	54,764,000

20,671,987	70,084,831	64,348,879	135,891,726	36,214,969	92,118,400	4,081,711	3,876,745	7,630,254	59,374,006

(2,044,170)	(4,819,001)	(3,728,313)	(8,289,189)	(3,645,319)	(7,203,294)	—	—	—	—
(6,220,503)	(15,263,843)	(12,562,692)	(29,716,113)	(9,218,106)	(18,714,067)	(1,169,433)	(1,359,644)	(6,292,894)	(13,789,431)
—	(101,664)	—	(303,734)	—	(571,919)	—	—	—	—
—	—	(653,193)	(5,307,160)	—	(162,568)	—	—	—	—
—	—	(2,279,770)	(19,148,776)	—	(426,577)	(313,676)	(91,394)	—	—
—	—	—	(168,322)	—	(44,540)	—	—	—	—

(8,264,673)	(20,184,508)	(19,223,968)	(62,933,294)	(12,863,425)	(27,122,965)	(1,483,109)	(1,451,038)	(6,292,894)	(13,789,431)

7,506,984	21,205,424	5,003,463	23,176,665	4,048,665	5,901,308	—		—	—
41,503,215	100,049,225	64,701,725	116,757,280	24,859,566	33,154,694	22,307,545	85,910,487	12,391,649	33,309,227
—	254,107	—	144,295	—	49,106	—		—	—

	6,028,341		14,963,529		15,327,294	—	—	—	—
—	(6,028,341)	—	(14,963,529)	—	(15,327,294)	—	—	—	—
2,042,462	4,814,646	4,378,607	13,585,942	3,640,911	7,356,577	—	—	—	—
6,218,141	15,261,292	14,840,769	48,861,482	9,217,363	19,139,457	1,483,069	1,451,038	6,292,868	13,789,383
—	101,664	—	472,056	—	616,459	—	—	—	—

57,270,802	141,686,358	88,924,564	202,997,720	41,766,505	66,217,601	23,790,614	87,361,525	18,684,517	47,098,610

(4,876,066)	(22,503,752)	(8,385,996)	(13,815,713)	(5,753,466)	(16,838,462)	—	—	—	—
(29,814,517)	(110,793,220)	(69,493,885)	(118,612,655)	(39,301,056)	(91,273,123)	(10,329,672)	(1,793,515)	(19,298,000)	(38,593,388)
—	(74,922)	—	(176,672)	—	(44,729)	—		—	—

(34,690,583)	(133,371,894)	(77,879,881)	(132,605,040)	(45,054,522)	(108,156,314)	(10,329,672)	(1,793,515)	(19,298,000)	(38,593,388)

22,580,219	8,314,464	11,044,683	70,392,680	(3,288,017)	(41,938,713)	13,460,942	85,568,010	(613,483)	8,505,222

34,987,533	58,214,787	56,169,594	143,351,112	20,063,527	23,056,722	16,059,544	87,993,717	723,877	54,089,797

685,056,481	626,841,694	1,008,717,850	865,366,738	460,661,377	437,604,655	87,993,717	—	221,554,573	167,464,776

$720,044,014	$685,056,481	$1,064,887,444	$1,008,717,850	$480,724,904	$460,661,377	$104,053,261	$87,993,717	$222,278,450	$221,554,573

$(190,736)	$(152,642)	$742,998	$(59,115)	$927,283	$692,095	$90,253	$64,492	$(1,005,243)	$(651,947)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		Real Estate Securities Fund
	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09
Operations:
Net investment income (loss)	$2,990,898	$6,218,448	$1,382,208	$2,070,541
Net realized gain (loss) on investment securities, foreign currency transactions and derivative transactions
	520,696	(2,578,884)	10,373,683	(19,042,691)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and derivative transactions	(29,901,392)	75,763,601	(6,992,413)	49,297,450

Net increase (decrease) in net assets resulting from operations	(26,389,798)	79,403,165	4,763,478	32,325,300

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(1,302,021)	(1,801,063)	—	—
GS4 shares	(3,207,988)	(4,402,101)	(1,338,017)	(2,070,541)
GS6 shares	—	(14,301)	—	—
Distributions from net realized capital gains
GS2 shares	—	—	—	—
GS4 shares	—	—	—	—
GS6 shares	—	—	—	—
Return of Capital
GS4 shares	—	—		(45,334)

Total dividends and distributions	(4,510,009)	(6,217,465)	(1,338,017)	(2,115,875)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	1,948,871	5,404,027	—	—
GS4 shares	11,214,586	26,274,116	30,812,063	40,121,237
GS6 shares	—	169,604	—	—
Proceeds from exchange of GS6 shares for GS4 shares(1)
GS4shares	—	752,012	—	—
GS6 shares	—	(752,012)	—	—
Reinvestment of dividends and distributions
GS2 shares	1,300,367	1,798,674	—	—
GS4 shares	3,207,758	4,401,738	1,337,920	2,115,821
GS6 shares	—	14,301	—	—

Total proceeds from shares sold and reinvested	17,671,582	38,062,460	32,149,983	42,237,058

Value of shares redeemed
GS2 shares	(2,660,967)	(3,267,371)	—	—
GS4 shares	(14,931,728)	(18,417,132)	(27,876,118)	(31,492,535)
GS6 shares	—	(53,435)	—	—

Total value of shares redeemed	(17,592,695)	(21,737,938)	(27,876,118)	(31,492,535)

Net increase (decrease) from capital share transactions(2)	78,887	16,324,522	4,273,865	10,744,523

Total increase (decrease) in net assets	(30,820,920)	89,510,222	7,699,326	40,953,948

Net Assets:
Beginning of Period	386,703,776	297,193,554	121,533,197	80,579,249

End of Period*	$355,882,856	$386,703,776	$129,232,523	$121,533,197

* Including undistributed (distributions in excess of)net investment income	$104,431	$1,623,542	$44,191	$—

(1)	See Note 1 in Notes to Financial Statements.
(2)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Fund		Growth Equity Fund		Small Cap Equity Fund		International Equity Fund
For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09	For the Six Months Ended 06/30/10 (Unaudited)	For the Year Ended 12/31/09
$8,609,020	$19,779,510	$(318,680)	$1,505,015	$209,014	$1,203,503	$15,682,707	$23,826,445

9,631,132	(64,175,066)	47,473,908	(109,204,568)	21,834,169	(41,870,403)	11,470,536	(165,177,080)

(97,518,070)	257,263,641	(145,498,428)	464,623,213	(29,293,458)	132,900,348	(187,788,378)	523,658,601

(79,277,918)	212,868,085	(98,343,200)	356,923,660	(7,250,275)	92,233,448	(160,635,135)	382,307,966

(4,529,796)	(5,200,697)	(40,561)	(483,098)	—	(308,721)	—	(6,734,271)
(11,523,832)	(14,265,973)	(133,534)	(889,232)	—	(799,277)	—	(22,872,522)
—	(275,945)	—	(1,914)	—	(13,179)	—	(134,700)
—	—	—	—	—	—	—	(2,529)
—	—	—	—	—	—	—	(9,714)
—	—	—	—	—	—	—	(219)
—	—	—	—	—	—	—	—

(16,053,628)	(19,742,615)	(174,095)	(1,374,244)	—	(1,121,177)	—	(29,753,955)

3,715,036	12,902,236	4,669,362	12,713,753	2,937,362	5,492,162	9,046,250	20,280,057
30,910,658	72,329,322	32,442,426	71,786,841	26,225,418	30,796,225	54,346,692	93,746,559
—	202,991	—	130,568	—	121,495	—	203,417
—	10,999,393	—	8,465,100	—	11,250,269	—	15,254,145
—	(10,999,393)	—	(8,465,100)		(11,250,269)	(15,254,145)	(15,254,145)
4,524,882	5,194,371	40,520	482,587	—	308,317	—	6,729,926
11,522,839	14,264,827	133,532	889,208	—	799,160	—	22,880,793
—	275,945	—	1,914	—	13,179	—	134,919

50,673,415	105,169,692	37,285,840	86,004,871	29,162,780	37,530,538	48,138,797	143,975,671

(5,594,985)	(7,838,330)	(7,841,839)	(12,252,310)	(4,563,331)	(3,541,206)	(7,510,395)	(36,708,492)
(80,622,045)	(107,020,416)	(88,722,689)	(131,924,307)	(32,881,947)	(37,084,961)	(62,417,463)	(200,124,972)
—	(12,384)	—	(41,306)	—	(22,607)	15,254,145	(67,761)

(86,217,030)	(114,871,130)	(96,564,528)	(144,217,923)	(37,445,278)	(40,648,774)	(54,673,713)	(236,901,225)

(35,543,615)	(9,701,438)	(59,278,688)	(58,213,052)	(8,282,498)	(3,118,236)	(6,534,916)	(92,925,554)

(130,875,161)	183,424,032	(157,795,983)	297,336,364	(15,532,773)	87,994,035	(167,170,051)	259,628,457

1,182,936,914	999,512,882	1,263,679,513	966,343,149	420,075,633	332,081,598	1,342,110,291	1,082,481,834

$1,052,061,753	$1,182,936,914	$1,105,883,530	$1,263,679,513	$404,542,860	$420,075,633	$1,174,940,240	$1,342,110,291

$344,556	$7,789,164	$(323,577)	$169,198	$256,529	$47,515	$12,520,262	$(3,162,445)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains		Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross(1)	Investment Income, Net(2)	Portfolio Turnover Rate
Money Market Fund

GS2 Class
2010(3)	$1.00	$—		$—		$— †	$—		$1.00	0.06%	$125,078	0.18%	0.18%	0.11%	N/A
2009	1.00	—	†	—	†	— †	—	†	1.00	0.47	133,323	0.23 (4)	0.23 (4)	0.49	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.95	171,739	0.20	0.20	2.86	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.23	112,581	0.23	0.23	5.11	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.92	100,559	0.26	0.26	4.82	N/A
2005	1.00	0.03		—	†	(0.03)	—		1.00	3.07	93,103	0.27	0.26	3.03	N/A

GS4 Class
2010(3)	$1.00	$—		$—		$— †	$—		$1.00	0.01%	$1,042,425	0.28%	0.38%	0.01%	N/A
2009	1.00	—	†	—	†	— †	—	†	1.00	0.29	1,064,934	0.41 (4)	0.43 (4)	0.28	N/A
2008	1.00	0.03		—	†	(0.03)	—		1.00	2.75	970,146	0.40 (4)	0.40 (4)	2.72	N/A
2007	1.00	0.05		—	†	(0.05)	—		1.00	5.03	939,596	0.43	0.43	4.92	N/A
2006	1.00	0.05		—	†	(0.05)	—		1.00	4.72	930,582	0.46	0.46	4.64	N/A
2005	1.00	0.03		—	†	(0.03)	—		1.00	2.88	766,322	0.46	0.46	2.84	N/A

Low-Duration Bond Fund

GS2 Class
2010(3)	$8.70	$0.11		$0.15		$(0.15)	$—		$8.81	3.00%	$121,953	0.36%	0.41%	2.47%	102%
2009	8.11	0.29	#	0.69		(0.39)	—		8.70	12.29	115,741	0.36	0.42	3.47	322
2008	8.90	0.36	#	(0.60)		(0.55)	—		8.11	(2.76)	105,223	0.36	0.41	4.19	427
2007	8.89	0.42	#	0.12		(0.53)	—		8.90	6.22	133,374	0.42	0.45	4.71	248
2006	9.06	0.38	#	(0.03)		(0.52)	—		8.89	3.94	105,991	0.45	0.47	4.22	168
2005	9.32	0.30	#	(0.15)		(0.41)	—	†	9.06	1.60	104,681	0.45	0.48	3.30	196

GS4 Class
2010(3)	$13.04	$0.15		$0.23		$(0.14)	$—		$13.28	2.92%	$598,091	0.52%	0.61%	2.31%	102%
2009	11.99	0.42	#	1.00		(0.37)	—		13.04	11.97	569,316	0.52	0.62	3.30	322
2008	12.88	0.51	#	(0.87)		(0.53)	—		11.99	(2.84)	515,996	0.52	0.61	4.03	427
2007	12.63	0.58	#	0.17		(0.50)	—		12.88	6.11	665,292	0.58	0.64	4.54	248
2006	12.66	0.58	#	(0.11)		(0.50)	—		12.63	3.75	697,687	0.61	0.66	4.05	168
2005	12.87	0.40	#	(0.22)		(0.39)	—	†	12.66	1.39	789,077	0.61	0.67	3.13	196

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	For the six months ended June 30, 2010. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	See Note 12 in Notes to Financial Statements.

See Notes to Financial Statements.

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net	Expenses, Gross(1)	Investment Income, Net(2)	Portfolio Turnover Rate
Medium-Duration Bond Fund

GS2 Class
2010(3)	$7.47	$0.13	#	$0.34	$(0.20)	$(0.03)	$—		$7.71	6.40%	$145,464	0.48%	0.50%	3.38%	164%
2009	7.13	0.31	#	0.85	(0.51)	(0.31)	—		7.47	17.07	139,917	0.48	0.51	4.17	427
2008	8.42	0.40	#	(0.72)	(0.65)	(0.32)	—		7.13	(3.88)	112,240	0.47	0.48	5.07	566
2007	8.52	0.42	#	0.12	(0.64)	— †	—		8.42	6.65	151,466	0.48	0.49	5.02	428
2006	8.71	0.39	#	(0.01)	(0.57)	—	—		8.52	4.50	113,051	0.50	0.50	4.60	440
2005	9.06	0.34	#	(0.10)	(0.53)	(0.06)	—		8.71	2.62	100,800	0.50	0.53	3.84	465
GS4 Class
2010(3)	$13.36	$0.22	#	$0.62	$(0.19)	$(0.03)	$—		$13.98	6.37%	$919,424	0.58%	0.69%	3.29%	164%
2009	12.16	0.53	#	1.48	(0.50)	(0.31)	—		13.36	16.97	868,800	0.58	0.70	4.08	427
2008	13.64	0.65	#	(1.18)	(0.63)	(0.32)	—		12.16	(3.89)	738,610	0.58	0.67	4.96	566
2007	13.42	0.66	#	0.18	(0.62)	— †	—		13.64	6.46	1,079,034	0.61	0.68	4.88	428
2006	13.40	0.60	#	(0.03)	(0.55)	—	—		13.42	4.37	1,108,958	0.62	0.69	4.48	440
2005	13.63	0.50	#	(0.16)	(0.51)	(0.06)	—		13.40	2.50	981,935	0.62	0.71	3.71	465

Extended-Duration Bond Fund

GS2 Class
2010(3)	$7.01	$0.20	#	$0.35	$(0.37)	$—	$—		$7.19	8.07%	$71,383	0.52%	0.53%	5.74%	21%
2009	6.31	0.44	#	1.04	(0.76)	(0.02)	—		7.01	25.27	67,699	0.53	0.53	6.78	41
2008	7.95	0.47	#	(1.11)	(0.85)	(0.15)	—		6.31	(8.12)	64,834	0.52	0.52	6.66	40
2007	8.13	0.41	#	0.23	(0.69)	(0.13)	—		7.95	8.45	75,841	0.53	0.53	5.21	101
2006	8.44	0.40	#	(0.03)	(0.65)	(0.03)	—		8.13	4.75	59,916	0.57	0.57	4.91	100
2005	8.90	0.44	#	0.04	(0.68)	(0.26)	—		8.44	5.65	57,372	0.56	0.57	4.90	38
GS4 Class
2010(3)	$15.34	$0.43	#	$0.78	$(0.36)	$—	$—		$16.19	7.97%	$409,342	0.69%	0.72%	5.58%	21%
2009	12.97	0.91	#	2.22	(0.74)	(0.02)	—		15.34	24.97	392,962	0.69	0.73	6.60	41
2008	15.20	0.90	#	(2.15)	(0.83)	(0.15)	—		12.97	(8.28)	357,073	0.69	0.71	6.45	40
2007	14.81	0.74	#	0.44	(0.66)	(0.13)	—		15.20	8.29	500,252	0.72	0.72	5.02	101
2006	14.82	0.69	#	(0.04)	(0.63)	(0.03)	—		14.81	4.56	467,877	0.73	0.76	4.75	100
2005	14.93	0.71	#	0.10	(0.66)	(0.26)	—		14.82	5.54	393,851	0.73	0.76	4.72	38

Inflation Protected Bond Fund

GS4 Class
2010(3)	$10.32	$0.13		$0.30	$(0.12)	$(0.03)	$—		$10.60	4.27%	$104,053	0.66%	0.68%	2.49%	44%
2009(4)(5)(6)	10.00	0.19	#	0.32	(0.18)	(0.01)	—		10.32	5.12	87,994	0.67	0.70	3.53	55

Global Bond Fund

GS4 Class
2010(3)	$9.36	$0.25		$0.07	$(0.26)	$—	$—		$9.42	3.48%	$222,278	0.78%	0.80%	5.30%	20%
2009	7.34	0.56	#	2.07	(0.61)	—	—		9.36	37.35	221,555	0.79	0.81	6.81	96
2008	10.14	0.64	#	(2.59)	(0.75)	(0.10)	—		7.34	(20.28)	167,465	0.78	0.80	7.20	176
2007	10.12	0.61		0.08	(0.64)	(0.03)	—		10.14	7.00	125,333	0.79	0.80	6.07	255
2006(6)(7)	10.12	—	†	— †	— †	—	—	†	10.12	0.04	104,635	1.04	1.42	4.32	—

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown. (3) For the six months ended June 30, 2010. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Inception date was June 26, 2009.
(5)	See Note 13 in Notes to Financial Statements.
(6)	Total return is not annualized. Ratios are annualized.
(7)	Inception date was December 29, 2006.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets

	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
Equity Index Fund

GS2 Class
2010(3)	$7.77	$0.07	#	$(0.58)	$(0.16)	$—	$—		$7.10	(6.76)%	$60,089	0.22%		0.22%	1.66%	3%
2009	6.36	0.14	#	1.49	(0.22)	—	—		7.77	26.38	65,217	0.22		0.24	2.05	4
2008	10.57	0.18	#	(4.06)	(0.24)	(0.09)	—		6.36	(37.32)	49,472	0.21		0.22	2.11	5
2007	11.08	0.20	#	0.39	(0.32)	(0.78)	—		10.57	5.19	81,104	0.22		0.22	1.77	5
2006	9.96	0.18	#	1.33	(0.28)	(0.11)	—		11.08	15.37	74,634	0.23		0.23	1.74	5
2005	9.78	0.16	#	0.30	(0.24)	(0.04)	—		9.96	4.80	62,214	0.23		0.24	1.63	6

GS4 Class
2010(3)	$14.51	$0.11	#	$(1.09)	$(0.15)	$—	$—		$13.38	(6.86)%	$295,793	0.37%		0.42%	1.50%	3%
2009	11.70	0.24	#	2.77	(0.20)	—	—		14.51	26.14	321,486	0.37		0.43	1.90	4
2008	19.07	0.31	#	(7.37)	(0.22)	(0.09)	—		11.70	(37.37)	247,077	0.37		0.42	1.95	5
2007	19.17	0.32	#	0.64	(0.28)	(0.78)	—		19.07	4.95	429,423	0.39		0.42	1.59	5
2006	16.97	0.28	#	2.28	(0.25)	(0.11)	—		19.17	15.19	466,429	0.40		0.43	1.57	5
2005	16.47	0.24	#	0.51	(0.21)	(0.04)	—		16.97	4.61	402,865	0.40		0.43	1.46	6

Real Estate Securities Fund

GS4 Class
2010(3)	$6.74	$0.08	#	$0.23	$(0.07)	$—	$—		$6.98	4.70%	$129,233	1.19%		1.19%	2.15%	53%
2009	5.25	0.12	#	1.49	(0.12)	—	—	†	6.74	31.21	121,533	1.27		1.28	2.29	128
2008	9.04	0.18	#	(3.80)	(0.16)	—	(0.01)		5.25	(40.35)	80,579	1.26		1.25	2.21	94
2007	12.55	0.11	#	(2.12)	(0.11)	(1.39)	—		9.04	(16.23)	96,775	1.20		1.22	0.94	119
2006(4)(5)	12.50	—	†	0.05	—	—	—		12.55	0.40	107,035	1.33		1.88	(1.16)	—

Value Equity Fund

GS2 Class
2010(3)	$6.46	$0.05	#	$(0.49)	$(0.16)	$—	$—		$5.86	(6.97)%	$166,790	0.67	%(5)	0.68%	1.61%	23%
2009	5.52	0.11	#	1.02	(0.19)	—	—		6.46	21.35	181,123	0.68		0.69	2.06	32
2008	9.10	0.17	#	(3.46)	(0.22)	(0.07)	—		5.52	(36.81)	143,506	0.66	(5)	0.67	2.29	52
2007	10.62	0.18	#	(0.27)	(0.28)	(1.15)	—		9.10	(1.18)	230,436	0.69		0.69	1.70	45
2006	10.75	0.18	#	1.78	(0.28)	(1.81)	—		10.62	18.76	181,940	0.72	(5)	0.72	1.70	76
2005	11.44	0.20	#	0.65	(0.28)	(1.26)	—		10.75	7.40	156,279	0.73	(5)	0.73	1.72	54

GS4 Class
2010(3)	$12.54	$0.09	#	$(0.97)	$(0.15)	$—	$—		$11.51	(7.10)%	$885,272	0.85	%(5)	0.87%	1.43%	23%
2009	10.53	0.20	#	1.98	(0.17)	—	—		12.54	21.16	1,001,814	0.85	(5)	0.88	1.89	32
2008	17.03	0.30	#	(6.54)	(0.19)	(0.07)	—		10.53	(36.95)	844,459	0.85	(5)	0.86	2.09	52
2007	18.65	0.29	#	(0.52)	(0.24)	(1.15)	—		17.03	(1.39)	1,407,534	0.88		0.88	1.50	45
2006	17.50	0.28	#	2.93	(0.25)	(1.81)	—		18.65	18.64	1,434,773	0.90	(5)	0.91	1.52	76
2005	17.74	0.28	#	0.99	(0.25)	(1.26)	—		17.50	7.13	1,279,940	0.90	(5)	0.93	1.53	54

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown. (3) For the six months ended June 30, 2010. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	Inception date was December 29, 2006.
(5)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown.

See Notes to Financial Statements.

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net		Expenses, Gross(1)	Investment Income/ (Loss), Net(2)	Portfolio Turnover Rate
Growth Equity Fund

GS2 Class
2010(3)	$10.00	$—	†	$(0.82)	$— †	$—	$—		$9.18	(8.18)%	$177,249	0.88	%(4)	0.89%	0.03%	31%
2009	7.26	0.02		2.74	(0.02)	—	—		10.00	38.14	196,026	0.88	(4)	0.89	0.22	78
2008	12.76	0.03		(5.49)	(0.04)	—	—		7.26	(42.84)	141,138	0.87	(4)	0.87	0.26	99
2007	11.23	0.02		1.55	(0.04)	—	—		12.76	13.99	242,557	0.89		0.88	0.24	51
2006	11.18	—	†	0.05	—	—	—		11.23	0.45	179,852	0.89	(4)	0.90	0.00	48
2005	10.29	(0.03)		0.92	—	—	—		11.18	8.65	172,118	0.87	(4)	0.89	(0.10)	49

GS4 Class
2010(3)	$15.88	$—	†	$(1.31)	$— †	$—	$—		$14.57	(8.24)%	$928,635	0.97	%(4)	1.08%	(0.07)%	31%
2009	11.52	0.01		4.36	(0.01)	—	—		15.88	37.99	1,067,654	0.97	(4)	1.09	0.13	78
2008	20.22	0.02		(8.70)	(0.02)	—	—		11.52	(42.92)	817,315	0.97	(4)	1.06	0.16	99
2007	17.77	0.02		2.45	(0.02)	—	—		20.22	13.90	1,488,091	1.00		1.07	0.13	51
2006	17.71	(0.02)		0.08	—	—	—		17.77	0.34	1,343,147	1.01	(4)	1.09	(0.12)	48
2005	16.33	(0.04)		1.42	—	—	—		17.71	8.45	1,362,599	0.99	(4)	1.08	(0.22)	49

Small Cap Equity Fund

GS2 Class
2010(3)	$7.57	$0.01	#	$(0.13)	$—	$—	$—		$7.45	(1.59)%	$61,451	1.00	%(4)	1.01%	0.22%	75%
2009	5.94	0.03	#	1.64	(0.04)	—	—		7.57	28.12	64,033	1.04	(4)	1.05	0.44	130
2008	9.60	0.05	#	(3.61)	(0.08)	—	(0.02)		5.94	(37.05)	48,159	1.03	(4)	1.04	0.66	147
2007	11.33	0.06	#	0.09	(0.07)	(1.81)	—		9.60	1.05	76,792	1.05		1.05	0.48	119
2006	11.40	(0.01	)#	1.32	—	(1.38)	—		11.33	11.40	66,695	1.06	(4)	1.06	(0.05)	86
2005	12.51	(0.01	)#	0.84	—	(1.94)	—		11.40	6.48	62,009	1.10	(4)	1.07	(0.06)	97

GS4 Class
2010(3)	$11.37	$—	#†	$(0.19)	$—	$—	$—		$11.18	(1.67)%	$343,092	1.15	%(4)	1.21%	0.07%	75%
2009	8.91	0.03	#	2.46	(0.03)	—	—		11.37	27.93	356,043	1.15	(4)	1.25	0.33	130
2008	14.31	0.07	#	(5.39)	(0.06)	—	(0.02)		8.91	(37.19)	272,588	1.15	(4)	1.24	0.55	147
2007	16.00	0.06	#	0.11	(0.05)	(1.81)	—		14.31	0.87	466,522	1.18		1.25	0.34	119
2006	15.61	(0.03	)#	1.80	—	(1.38)	—		16.00	11.27	486,358	1.21	(4)	1.25	(0.20)	86
2005	16.48	(0.03	)#	1.10	—	(1.94)	—		15.61	6.37	463,367	1.22	(4)	1.27	(0.19)	97

International Equity Fund

GS2 Class
2010(3)	$9.64	$0.12	#	$(1.27)	$—	$—	$—	†	$8.49	(11.93)%	$213,404	0.94	%(4)	1.14%	2.61%	29%
2009	7.32	0.17	#	2.42	(0.27)	— †	—		9.64	35.81	240,483	0.94	(4)	1.17	1.88	59
2008	14.61	0.34	#	(6.89)	(0.39)	(0.35)	—		7.32	(44.72)	193,281	0.94	(4)	1.08	2.77	88
2007	15.80	0.26	#	1.79	(0.27)	(2.97)	—		14.61	13.21	279,652	0.96		1.07	1.44	66
2006	14.71	0.25		3.23	(0.35)	(2.04)	—		15.80	23.78	199,989	0.97	(4)	1.10	1.46	26
2005	12.93	0.29		1.99	(0.30)	(0.20)	—		14.71	17.66	176,819	0.97	(4)	1.12	1.43	30

GS4 Class
2010(3)	$12.44	$0.14	#	$(1.64)	$—	$—	$—	†	$10.94	(12.06)%	$961,536	1.12	%(4)	1.34%	2.43%	29%
2009	9.38	0.20	#	3.11	(0.25)	— †	—		12.44	35.61	1,101,628	1.12	(4)	1.36	1.73	59
2008	18.32	0.40	#	(8.63)	(0.36)	(0.35)	—		9.38	(44.81)	873,618	1.12	(4)	1.28	2.56	88
2007	19.09	0.28	#	2.16	(0.24)	(2.97)	—		18.32	12.96	1,400,548	1.14		1.27	1.25	66
2006	17.37	0.26		3.82	(0.32)	(2.04)	—		19.09	23.58	1,254,839	1.15	(4)	1.29	1.28	26
2005	15.20	0.23		2.41	(0.27)	(0.20)	—		17.37	17.39	1,120,234	1.15	(4)	1.31	1.24	30

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown. (3) For the six months ended June 30, 2010. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.
(4)	The ratio excludes the effect of expense offsets for fees paid indirectly; if expense offsets were included, the ratio would have been lower than the ratio shown.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established twenty-five series (each, a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The MyDestination 2005, MyDestination 2015, MyDestination 2025, MyDestination 2035 and MyDestination 2045 Funds, each referred to as a “Date Target Fund” and together as the “Date Target Funds,” commenced operations on December 29, 2006. The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I are each referred to as an “Asset Allocation Fund” and together as the “Asset Allocation Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Inflation Protected Bond Fund and Global Bond Fund are together referred to as the “Bond Funds.” The Equity Index Fund, Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the “Equity Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Inflation Protected Bond Fund commenced operations as a registered investment company on June 25, 2009.

There are two classes of shares issued by the Funds — the GS2 Class and the GS4 Class (each, a “Class” and together the “Classes”), except for the Date Target Funds, the Inflation Protected Bond Fund, the Global Bond Fund, and the Real Estate Securities Fund, which issued the GS4 Class only. The Conservative Allocation Fund I, Balanced Allocation Fund I, Growth Allocation Fund I and Aggressive Allocation Fund I issued the GS2 Class only. All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets. The distribution fee (expense specific to the GS6 Class) ceased with the elimination of the GS6 Class.

Prior to May 1, 2009, GS6 Class shares of the Funds were also available. On April 30, 2009, shares of the GS6 Class of each Fund were exchanged at each Fund’s applicable net asset value (“NAV”) for equivalent shares of the GS4 Class of the same Fund, and the GS6 Class was terminated effective May 1, 2009.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Asset Allocation and Date Target Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Asset Allocation and Date Target Funds are commonly referred to as “Fund of Funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America which require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“ID”) as a third party fair valuation vendor. ID provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ID in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ID.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period is required. A fair value hierarchy and Level 3 reconciliation have been included in the Schedules of Investments for each respective Fund.

b. Fixed Income Securities

The Bond Funds and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended June 30, 2010, the Funds entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBA sales commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contained various covenants that limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreements are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. On December 24, 2009, the U.S. Treasury amended the Senior Preferred Stock Purchase Agreements to allow the cap on its funding commitment to increase as necessary to accommodate any cumulative reduction in the net worth of FNMA and FHMLC over the next three years.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

The Bond Funds and the Small Cap Equity Fund invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative.

e. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

f. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

g. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond, Medium-Duration Bond and Small Cap Equity Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At June 30, 2010, the value of securities sold short in the International Equity Fund amounted to $18,459,327.

h. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The International Equity Fund, Small Cap Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If the Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended June 30, 2010, the Fund did maintain the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of June 30, 2010, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $42,396,053 and $29,667,200, respectively, and Medium-Duration Bond Fund is

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the seller (“providing protection”) on a total notional amount of $8,900,000. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index		Total
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt
Medium-Duration Bond Fund
Fair value of written credit derivatives	$(366,077)	$(24,732)	$—	$—	$(390,809)
Maximum potential amount of future payments	4,100,000	4,800,000	—	—	8,900,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

Maximum Potential Amount of Futures Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	3,800,000	—	—	5,100,000	—	8,900,000

Total	$3,800,000	$—	$—	$5,100,000	$—	$8,900,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written at value

	Receivables: Variation margin*	Payables: Variation margin*

	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts

Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

Equity contracts	Receivables: Variation margin*	Payables: Variation margin*

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures contracts. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2010.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Asset Derivative Value
Fund	Total Value at June 30, 2010	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015 Fund	$(105,929)	$—	$—	$—	$(105,929)
MyDestination 2025 Fund	(90,396)	—	—	—	(90,396)
MyDestination 2035 Fund	(66,752)	—	—	—	(66,752)
MyDestination 2045 Fund	(49,666)	—	—	—	(49,666)
Conservative Allocation Fund	(50,509)	—	—	—	(50,509)
Balanced Allocation Fund	(517,229)	—	—	—	(517,229)
Growth Allocation Fund	(523,521)	—	—	—	(523,521)
Aggressive Allocation Fund	(567,329)	—	—	—	(567,329)
Balanced Allocation Fund I	(56,514)	—	—	—	(56,514)
Growth Allocation Fund I	(92,345)	—	—	—	(92,345)
Aggressive Allocation Fund I	(79,069)	—	—	—	(79,069)
Low-Duration Bond Fund	4,901,061	449,978	1,572,784	2,878,299	—
Medium-Duration Bond Fund	4,616,182	2,400,947	1,577,330	637,905	—
Inflation Protected Bond Fund	19,980	19,980	—	—
Global Bond Fund	2,650,731	—	2,650,731	—	—
Equity Index Fund	(309,910)	—	—	—	(309,910)
Real Estate Securities Fund	(283,678)	—	—	—	(283,678)
Value Equity Fund	(1,502,598)	—	—	—	(1,502,598)
Growth Equity Fund	(3,032,725)	—	—	—	(3,032,725)
Small Cap Equity Fund	(2,885,076)	61,706	53,836	—	(3,000,618)
International Equity Fund	(2,105,168)	—	772,934	—	(2,878,102)

	Liability Derivative Value
Low-Duration Bond Fund	$1,871,811	$1,233,700	$638,111	$—	$—
Medium-Duration Bond Fund	3,840,342	2,386,309	1,062,228	391,805	—
Inflation Protected Bond Fund	25,702	25,702	—	—	—
Global Bond Fund	1,679,262	64,175	1,615,087	—	—
Small Cap Equity Fund	130,833	104,257	26,576	—	—
International Equity Fund	(59,590)	—	450,363	—	(509,953)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency transactions
Net change in unrealized appreciation (depreciation) on: Foreign currency translations
Credit contracts	Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Equity contracts	Net realized gain (loss) from: Futures transactions
Net change in unrealized appreciation (depreciation) on: Futures

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at June 30, 2010	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015 Fund	$(73,623)	$—	$—	$—	$(73,623)
MyDestination 2025 Fund	(21,564)	—	—	—	(21,564)
MyDestination 2035 Fund	(5,351)	—	—	—	(5,351)
MyDestination 2045 Fund	(85,360)	—	—	—	(85,360)
Conservative Allocation Fund	(32,675)	—	—	—	(32,675)
Balanced Allocation Fund	(143,701)	—	—	—	(143,701)
Growth Allocation Fund	(95,794)	—	—	—	(95,794)
Aggressive Allocation Fund	(234,300)	—	—	—	(234,300)
Balanced Allocation Fund I	(14,855)	—	—	—	(14,855)
Growth Allocation Fund I	(155,443)	—	—	—	(155,443)
Aggressive Allocation Fund I	(60,750)	—	—	—	(60,750)
Low-Duration Bond Fund	6,810,386	1,497,333	5,315,668	(2,615)	—
Medium-Duration Bond Fund	7,003,447	3,945,493	3,348,266	(290,312)	—
Inflation Protected Bond Fund	214,299	214,299	—	—	—
Global Bond Fund	2,104,228	(192,210)	2,296,438	—	—
Equity Index Fund	(68,089)	—	—	—	(68,089)
Real Estate Securities Fund	(186,186)	—	—	—	(186,186)
Value Equity Fund	(1,009,218)	—	—	—	(1,009,218)
Growth Equity Fund	(1,824,342)	—	—	—	(1,824,342)
Small Cap Equity Fund	3,759,688	77,332	62,704	—	3,619,652
International Equity Fund	(5,584,534)	—	(191,698)	—	(5,392,836)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at June 30, 2010	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015 Fund	$(133,607)	$—	$—	$—	$(133,607)
MyDestination 2025 Fund	(108,365)	—	—	—	(108,365)
MyDestination 2035 Fund	(80,612)	—	—	—	(80,612)
MyDestination 2045 Fund	(55,172)	—	—	—	(55,172)
Conservative Allocation Fund	(70,638)	—	—	—	(70,638)
Balanced Allocation Fund	(586,729)	—	—	—	(586,729)
Growth Allocation Fund	(645,956)	—	—	—	(645,956)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at June 30, 2010	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Aggressive Allocation Fund	$(759,458)	$—	$—	$—	$(759,458)
Balanced Allocation Fund I	(106,297)	—	—	—	(106,297)
Growth Allocation Fund I	(132,886)	—	—	—	(132,886)
Aggressive Allocation Fund I	(120,358)	—	—	—	(120,358)
Low-Duration Bond Fund	234,914	(85,126)	280,532	39,508	—
Medium-Duration Bond Fund	1,614,520	476,975	54,624	1,082,921	—
Inflation Protected Bond Fund	(8,900)	(8,900)	—	—	—
Global Bond Fund	514,129	(167,660)	681,789	—	—
Equity Index Fund	(455,303)	—	—	—	(455,303)
Real Estate Securities Fund	(450,763)	—	—	—	(450,763)
Value Equity Fund	(1,971,218)	—	—	—	(1,971,218)
Growth Equity Fund	(3,658,187)	—	—	—	(3,658,187)
Small Cap Equity Fund	(5,643,647)	(64,459)	27,260	—	(5,606,448)
International Equity Fund	(1,673,705)	—	517,217	—	(2,190,922)

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended June 30, 2010. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
Fund	Average Volume for the Period Ended June 30, 2010	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2015 Fund	$2,340,492	$—	$2,340,492	$—	$—
MyDestination 2025 Fund	2,278,918	—	2,278,918	—	—
MyDestination 2035 Fund	1,538,458	—	1,538,458	—	—
MyDestination 2045 Fund	1,401,330	—	1,401,330	—	—
Conservative Allocation Fund	1,527,265	—	1,527,265	—	—
Balanced Allocation Fund	12,763,715	—	12,763,715	—	—
Growth Allocation Fund	13,096,365	—	13,096,365	—	—
Aggressive Allocation Fund	15,150,317	—	15,150,317	—	—
Balanced Allocation Fund I	2,968,498	—	2,968,498	—	—
Growth Allocation Fund I	3,221,493	—	3,221,493	—	—
Aggressive Allocation Fund I	2,640,039	—	2,640,039	—	—
Low-Duration Bond Fund	271,720,029	29,464,765	192,964,479	128,579	49,162,206
Medium-Duration Bond Fund	2,829,281,682	37,543,490	301,902,596	62,451	2,489,773,145
Inflation Protected Bond Fund	5,002,268	—	5,002,268	—	—
Global Bond Fund	48,505,882	46,978,988	1,526,894	—	—
Equity Index Fund	5,790,379	—	5,790,379	—	—
Real Estate Securities Fund	4,873,500	—	4,873,500	—	—
Value Equity Fund	36,910,150	—	36,910,150	—	—
Growth Equity Fund	57,001,249	—	57,001,249	—	—
Small Cap Equity Fund	9,073,771	575,890	8,490,176	7,705	—
International Equity Fund	114,191,682	51,058,141	63,133,541	—	—

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Liability Derivative Volume
Fund	Average Volume for the Period Ended June 30, 2010	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond Fund	$(44,826,020)	$(71,511,897)	$27,320,489	$(634,612)	$—
Medium-Duration Bond Fund	(38,120,479)	(60,796,123)	23,821,004	(1,145,360)	—
Inflation Protected Bond Fund	(3,220,028)	—	(3,220,028)	—	—
Global Bond Fund	(35,886,147)	(49,473,103)	13,586,956	—	—
Small Cap Equity Fund	(2,138,158)	(2,535,263)	412,525	(15,420)	—
International Equity Fund	(36,081,138)	(46,398,697)	10,317,559	—	—

i. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Equity Index Fund, Real Estate Securities Fund, Value Equity Fund and Growth Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International Equity Fund, the Asset Allocation Funds and the Date Target Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

j. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent, shareholder servicing and distribution fees.

k. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are on an identified cost basis.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Adviser”) acts as the Adviser to the Funds. As Adviser, it supervises the investments of the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the period ended June 30, 2010, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2005	0.10%	—
MyDestination 2015	0.10%	—
MyDestination 2025	0.10%	—
MyDestination 2035	0.10%	—
MyDestination 2045	0.10%	—
Conservative Allocation	0.10%	—
Balanced Allocation	0.10%	—
Growth Allocation	0.10%	—
Aggressive Allocation	0.10%	—
Conservative Allocation I	0.10%	—
Balanced Allocation I	0.10%	—
Growth Allocation I	0.10%	—
Aggressive Allocation I	0.10%	—
Money Market	0.09%	0.07%
Low-Duration Bond	0.13%	0.21%
Medium-Duration Bond	0.21%	0.21%
Extended-Duration Bond	0.25%	0.22%
Inflation Protected Bond	0.20%	0.12%
Global Bond	0.21%	0.26%
Equity Index	0.13%	0.02%
Real Estate Securities	0.28%	0.59%
Value Equity	0.40%	0.24%
Growth Equity	0.45%	0.40%
Small Cap Equity	0.27%	0.66%
International Equity	0.47%	0.50%

For the period ended June 30, 2010, advisory fees (excluding sub-advisory fees) and waivers for each Fund were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
MyDestination 2005	$32,403	$(14,569)	$17,834
MyDestination 2015	114,435	—	114,435
MyDestination 2025	89,789	32,477	122,266
MyDestination 2035	39,582	(12,144)	27,438
MyDestination 2045	24,554	(23,620)	934
Conservative Allocation	142,625	(45,712)	96,913
Balanced Allocation	564,085	(31,536)	532,549
Growth Allocation	415,517	(39,034)	376,483
Aggressive Allocation	359,793	(42,801)	316,992
Conservative Allocation I	32,706	(20,582)	12,124
Balanced Allocation I	163,702	—	163,702
Growth Allocation I	104,556	1,095	105,651
Aggressive Allocation I	70,437	(3,450)	66,987
Money Market	529,523	(494,503)	35,020
Low-Duration Bond	457,388	(283,759)	173,629
Medium-Duration Bond	1,088,417	(493,851)	594,566
Extended-Duration Bond	585,111	(59,682)	525,429
Inflation Protected Bond	95,884	(7,034)	88,850
Global Bond	235,519	(16,680)	218,839
Equity Index	253,129	(75,233)	177,896
Real Estate Securities	180,403	(4,157)	176,246
Value Equity	2,361,711	(109,142)	2,252,569
Growth Equity	2,794,843	(581,161)	2,213,682
Small Cap Equity	585,793	(109,675)	476,118
International Equity	2,998,234	(1,369,340)	1,628,894

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted a Shareholder Service Plan for the GS4 Class of each Select Fund. Under this Plan, the GS4 Class of each Select Fund is authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4 Class of each Select Fund is authorized to pay service fees of 0.19% of average daily net assets.

c. Expense Limitation

GSCM has agreed, through April 30, 2011, to waive fees and reimburse expenses of the GS2 Class and GS4 Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each Class’s average daily net assets as follows:

Fund	GS2 Class	GS4 Class
MyDestination 2005	NA	0.20%
MyDestination 2015	NA	0.20%
MyDestination 2025	NA	0.20%
MyDestination 2035	NA	0.20%
MyDestination 2045	NA	0.20%
Conservative Allocation	NA	0.12%
Balanced Allocation	NA	0.12%
Growth Allocation	NA	0.12%
Aggressive Allocation	NA	0.12%
Conservative Allocation I	0.15%	NA
Balanced Allocation I	0.15%	NA
Growth Allocation I	0.15%	NA
Aggressive Allocation I	0.15%	NA
Money Market	0.20%	0.39%
Low-Duration Bond	0.36%	0.52%
Medium-Duration Bond	0.48%	0.58%
Extended-Duration Bond	0.63%	0.69%
Inflation Protected Bond	NA	0.67%
Global Bond	NA	1.02%
Equity Index	0.23%	0.37%
Real Estate Securities	NA	1.29%
Value Equity	0.74%	0.85%
Growth Equity	0.88%	0.97%
Small Cap Equity	1.12%	1.15%
International Equity	0.94%	1.12%

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2010, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	GS2 Class			GS4 Class
	2007	2008	2009	2007	2008	2009
MyDestination 2005	NA	NA	NA	$73,659	$51,833	$49,232
MyDestination 2025	NA	NA	NA	9,014	13,471	NA
MyDestination 2035	NA	NA	NA	83,799	74,281	55,067
MyDestination 2045	NA	NA	NA	81,724	87,558	84,602

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	GS2 Class			GS4 Class
	2007	2008	2009	2007	2008	2009
Conservative Allocation	NA	NA	NA	$112,077	$100,571	$139,849
Balanced Allocation	NA	NA	NA	70,118	91,086	129,252
Growth Allocation	NA	NA	NA	70,805	94,991	142,024
Aggressive Allocation	NA	NA	NA	73,850	98,613	159,475
Conservative Allocation I	$40,190	$43,693	$59,126	NA	NA	NA
Aggressive Allocation I	NA	7,921	18,159	NA	NA	NA
Low-Duration Bond	35,442	59,618	90,168	401,137	502,736	713,943
Medium-Duration Bond	NA	NA	26,409	580,875	811,087	1,272,444
Extended-Duration Bond	NA	NA	NA	28,687	83,138	163,563
Global Bond	NA	NA	NA	NA	NA	2892
Inflation Protected Bond	NA	NA	NA	NA	NA	NA
Equity Index	NA	NA	NA	132,178	155,209	219,582
Real Estate Securities	NA	NA	NA	NA	NA	NA
Value Equity	NA	NA	NA	60,746	71,410	312,867
Growth Equity	NA	NA	9,794	1,016,986	1,033,684	1,524,096
Small Cap Equity	NA	NA	NA	334,121	310,319	333,200
International Equity	297,143	376,091	677,142	1,775,807	1,844,484	3,411,572

During the period ended June 30, 2010, GSCM recaptured the following amounts:

	GS2 Class	GS4 Class
MyDestination 2025	NA	$32,477
Growth Allocation I	$1,095	NA
Inflation Protected Bond	NA	967
Equity Index	282	NA
Growth Equity	17	NA

d. Brokerage Service Arrangements

The Adviser directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds shown below.

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$20,040
Growth Equity	20,881
Small Cap Equity	7,573
International Equity	20,787

e. Administrator, Transfer Agent and Distributor

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and BNY Mellon Distributors Inc. (the “Distributor”), respectively.

Certain employees of BNY Mellon are officers of the Funds. BNY Mellon serves as Administrator and Transfer Agent of the Funds.

For its services as Administrator, BNY Mellon is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between 0.004% and 0.02% of

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

average daily net assets. For its services as Transfer Agent, BNY Mellon receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the period ended June 30, 2010, BNY Mellon received $1,414,607 in aggregate fees and expenses for services rendered under the various agreements described above.

The Distributor serves as the Underwriter for the Funds. The Funds do not pay any fees to the Distributor in its capacity as Underwriter. The fees are paid by GSCM.

f. Investments in Affiliates

A summary of the Fund of Fund’s total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the period ended June 30, 2010 is as follows:

	Balance at 12/31/09	Balance at 06/30/10	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
MyDestination 2005 Fund
Money Market Fund	$957,089	$782,307	$10,688,949	$10,863,731	$49	$—
Low-Duration Bond Fund	12,405,231	13,038,040	1,752,118	1,487,000	133,646	—
Medium-Duration Bond Fund	11,477,216	11,266,850	1,076,500	2,000,530	158,858	28,611
Extended-Duration Bond Fund	658,407	314,258	15,000	395,481	11,748	—
Inflation Protected Bond Fund	9,750,494	9,217,785	968,373	1,913,500	113,363	31,336
Global Bond Fund	1,017,045	777,902	24,000	295,000	25,222	—
Equity Index Fund	1,490,646	1,342,439	119,200	169,000	14,522	—
Real Estate Securities Fund	2,418,192	1,935,751	65,000	661,690	20,104	—
Value Equity Fund	7,915,297	6,970,998	526,500	950,700	90,957	—
Growth Equity Fund	8,028,765	7,097,844	789,060	1,104,090	1,004	—
Small Cap Equity Fund	2,222,434	1,895,277	157,500	462,500	—	—
International Equity Fund	8,341,021	7,410,704	1,127,180	1,071,500	—	—

	$66,681,837	$62,050,155	$17,309,380	$21,374,722	$569,473	$59,947

MyDestination 2015 Fund
Money Market Fund	$2,405,941	$2,714,728	$20,080,937	$19,772,150	$114	$—
Low-Duration Bond Fund	14,476,706	16,168,405	2,600,500	1,350,000	165,391	—
Medium-Duration Bond Fund	23,987,621	26,515,131	4,122,130	3,190,000	361,407	65,641
Extended-Duration Bond Fund	9,097,860	10,136,674	1,097,500	815,000	224,959	—
Inflation Protected Bond Fund	21,186,757	23,619,399	5,118,628	3,700,500	281,127	75,356
Global Bond Fund	10,259,585	10,988,117	849,500	471,500	298,928	—
Equity Index Fund	6,426,975	6,307,926	341,500	—	68,238	—
Real Estate Securities Fund	13,833,310	13,011,075	740,000	2,280,500	134,610	—
Value Equity Fund	34,756,701	34,839,006	2,712,490	—	446,225	—
Growth Equity Fund	35,254,089	35,190,886	3,361,000	400,000	4,946	—
Small Cap Equity Fund	9,986,530	9,992,489	727,000	600,000	—	—
International Equity Fund	36,038,870	37,061,542	7,080,130	1,250,000	—	—

	$217,710,945	$226,545,378	$48,831,315	$33,829,650	$1,985,945	$140,997

MyDestination 2025 Fund
Money Market Fund	$2,448,001	$1,841,404	$14,922,591	$15,529,188	$109	$—
Low-Duration Bond Fund	—	767,508	1,912,975	1,153,500	5,889	—
Medium-Duration Bond Fund	12,298,666	14,012,918	2,474,000	1,600,000	191,711	34,866

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Balance at 12/31/09	Balance at 06/30/10	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Extended-Duration Bond Fund	$11,971,332	$13,516,645	$2,380,070	$1,845,000	$301,984	$—
Inflation Protected Bond Fund	—	767,615	747,669	—	4,455	—
Global Bond Fund	12,028,616	13,153,105	1,490,500	780,000	363,518	—
Equity Index Fund	5,723,198	5,808,318	525,330	—	62,579	—
Real Estate Securities Fund	11,848,278	11,775,763	1,404,582	2,146,500	121,830	—
Value Equity Fund	32,419,512	33,434,265	3,609,110	—	429,261	—
Growth Equity Fund	32,812,129	33,421,205	3,583,000	—	4,730	—
Small Cap Equity Fund	11,470,194	11,486,992	325,000	121,500	—	—
International Equity Fund	35,477,449	36,780,709	6,637,740	540,000	—	—

	$168,497,375	$176,766,447	$40,012,567	$23,715,688	$1,486,066	$34,866

MyDestination 2035 Fund
Money Market Fund	$1,881,218	$1,433,268	$10,406,394	$10,854,344	$75	$—
Medium-Duration Bond Fund	1,433,593	1,823,526	515,000	228,500	23,420	4,138
Extended-Duration Bond Fund	1,403,008	1,872,434	402,000	65,500	38,627	—
Global Bond Fund	3,071,057	3,576,536	751,000	349,000	94,674	—
Equity Index Fund	2,903,993	2,950,137	397,500	121,500	31,603	—
Real Estate Securities Fund	5,451,948	5,405,449	736,500	1,068,000	55,172	—
Value Equity Fund	16,685,977	17,305,458	2,687,190	677,000	223,323	—
Growth Equity Fund	16,858,729	17,175,799	2,801,820	882,400	2,466	—
Small Cap Equity Fund	6,743,574	6,783,037	585,500	408,000	—	—
International Equity Fund	18,656,191	19,526,026	3,977,298	490,500	—	—

	$75,089,288	$77,851,670	$23,260,202	$15,144,744	$469,360	$4,138

MyDestination 2045 Fund
Money Market Fund	$1,286,027	$1,551,240	$8,226,381	$7,961,168	$69	$—
Equity Index Fund	2,125,408	2,451,815	514,500	—	25,852	—
Real Estate Securities Fund	4,214,731	4,894,964	946,600	511,000	50,177	—
Value Equity Fund	10,172,536	11,705,006	2,469,366	—	149,516	—
Growth Equity Fund	10,319,039	11,700,846	2,445,218	—	1,654	—
Small Cap Equity Fund	4,295,182	4,901,446	710,000	—	—	—
International Equity Fund	11,623,278	13,460,247	3,554,370	—	—	—

	$44,036,201	$50,665,564	$18,866,435	$8,472,168	$227,268	$—

Conservative Allocation Fund
Money Market Fund	$1,458,350	$555,620	$17,691,199	$18,593,929	$70	$—
Low-Duration Bond Fund	165,193,885	167,967,314	1,600,000	3,650,000	1,776,753	—
Inflation Protected Bond Fund	40,951,653	41,475,818	600,000	1,827,155	493,732	137,921
Equity Index Fund	4,864,696	4,353,655	—	200,000	47,097	—
Value Equity Fund	19,858,640	17,949,753	25,000	600,000	234,206	—
Growth Equity Fund	20,383,118	18,717,482	900,000	950,000	2,697	—
Small Cap Equity Fund	5,040,729	4,766,421	175,000	400,000	—	—
International Equity Fund	21,562,280	20,054,490	1,500,000	500,000	—	—

	$279,313,351	$275,840,553	$22,491,199	$26,721,084	$2,554,555	$137,921

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Balance at 12/31/09	Balance at 06/30/10	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Balanced Allocation Fund
Money Market Fund	$13,056,266	$10,075,635	$34,798,160	$37,778,791	$568	$—
Low-Duration Bond Fund	160,935,757	163,852,024	5,000,000	6,800,000	1,728,530	—
Medium-Duration Bond Fund	233,149,295	235,842,192	2,000,000	14,000,000	3,318,542	605,489
Extended-Duration Bond Fund	92,773,652	92,871,420	900,000	8,050,000	2,172,685	—
Global Bond Fund	55,530,347	55,434,371	—	2,000,000	1,554,661	—
Equity Index Fund	35,102,654	32,680,256	375,000	400,000	353,530	—
Value Equity Fund	158,399,932	145,053,591	1,045,000	3,500,000	1,892,642	—
Growth Equity Fund	161,122,326	145,255,599	2,900,000	6,000,000	20,933	—
Small Cap Equity Fund	39,018,057	36,891,559	650,000	2,250,000	—	—
International Equity Fund	168,451,926	153,382,033	7,000,000	2,000,000	—	—

	$1,117,540,212	$1,071,338,680	$54,668,160	$82,778,791	$11,042,091	$605,489

Growth Allocation Fund
Money Market Fund	$11,482,976	$10,720,777	$28,680,945	$29,443,144	$584	$—
Low-Duration Bond Fund	58,844,612	59,984,828	2,659,000	3,249,000	635,759	—
Medium-Duration Bond Fund	85,463,209	85,582,485	1,750,000	7,000,000	1,212,804	220,331
Extended-Duration Bond Fund	34,467,339	33,495,375	850,000	4,500,000	805,548	—
Global Bond Fund	20,744,816	20,256,555	224,000	1,409,000	566,711	—
Equity Index Fund	38,614,305	35,522,253	—	500,000	384,274	—
Value Equity Fund	175,692,447	159,505,926	375,000	4,500,000	2,076,321	—
Growth Equity Fund	177,494,545	159,440,896	125,000	4,000,000	22,959	—
Small Cap Equity Fund	43,893,701	40,372,955	—	3,000,000	—	—
International Equity Fund	188,693,735	166,208,711	2,000,000	2,000,000	—	—

	$835,391,685	$771,090,761	$36,663,945	$59,601,144	$5,704,960	$220,331

Aggressive Allocation Fund
Money Market Fund	$12,186,651	$11,235,276	$26,211,459	$27,162,834	$685	$—
Equity Index Fund	44,783,229	40,772,909	7,250,000	1,000,000	441,075	—
Value Equity Fund	200,559,218	180,868,502	—	5,972,500	2,359,949	—
Growth Equity Fund	204,055,846	180,684,371	—	7,100,000	26,039	—
Small Cap Equity Fund	50,748,839	47,026,978	—	3,150,000	—	—
International Equity Fund	216,329,360	193,893,741	—	3,550,000	—

	$728,663,143	$654,481,777	$33,461,459	$47,935,334	$2,827,748	$—

Conservative Allocation Fund I
Money Market Fund	$1,122,056	$1,763,742	$4,831,584	$4,189,897	$670	$—
Low-Duration Bond Fund	37,508,525	39,811,233	1,678,000	514,000	661,033	—
Inflation Protected Bond Fund	9,295,960	9,824,031	400,000	276,000	114,266	31,710
Equity Index Fund	1,105,994	1,030,690	40,000	44,000	21,989	—
Value Equity Fund	4,515,451	4,252,979	172,000	128,000	113,657	—
Growth Equity Fund	4,629,943	4,433,791	377,000	200,000	999	—
Small Cap Equity Fund	1,144,652	1,128,780	80,000	84,000	—	—
International Equity Fund	4,917,439	4,754,038	536,000	128,000	—	—

	$64,240,020	$66,999,284	$8,114,584	$5,563,897	$912,614	$31,710

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Balance at 12/31/09	Balance at 06/30/10	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains
Balanced Allocation Fund I
Money Market Fund	$2,741,213	$1,329,823	$11,587,664	$12,999,054	$1,440	$—
Low-Duration Bond Fund	46,645,414	47,873,036	1,624,000	1,808,000	812,179	—
Medium-Duration Bond Fund	67,529,409	68,826,880	896,000	3,900,000	1,800,271	316,088
Extended-Duration Bond Fund	26,857,858	27,134,097	464,000	2,328,000	1,451,255	—
Global Bond Fund	16,088,976	16,191,638	224,000	676,000	452,990	—
Equity Index Fund	10,211,786	9,552,649	192,000	160,000	208,314	—
Value Equity Fund	45,994,391	42,370,079	692,000	1,180,000	1,157,071	—
Growth Equity Fund	46,719,156	42,425,206	1,318,000	1,904,000	9,763	—
Small Cap Equity Fund	11,326,329	10,791,608	272,000	656,000	—	—
International Equity Fund	49,058,573	44,828,197	2,516,000	988,000	—	—

	$323,173,105	$311,323,213	$19,785,664	$26,599,054	$5,893,283	$316,088

Growth Allocation Fund I
Money Market Fund	$2,782,247	$3,084,385	$8,284,293	$7,982,155	$1,669	$—
Low-Duration Bond Fund	14,605,734	15,308,435	888,000	632,000	257,850	—
Medium-Duration Bond Fund	21,206,796	21,796,632	686,000	1,452,000	568,011	99,215
Extended-Duration Bond Fund	8,549,204	8,543,804	372,000	1,060,000	464,895	—
Global Bond Fund	5,146,284	5,166,675	124,000	280,143	143,061	—
Equity Index Fund	9,620,692	9,062,900	188,000	96,000	196,400	—
Value Equity Fund	43,694,274	40,675,892	1,060,000	1,056,000	1,101,499	—
Growth Equity Fund	44,082,873	40,657,774	1,052,000	904,000	9,294	—
Small Cap Equity Fund	10,908,264	10,301,011	256,000	732,000	—	—
International Equity Fund	47,066,296	42,362,346	1,438,000	560,000	—	—

	$207,662,664	$196,959,854	$14,348,293	$14,754,298	$2,742,679	$99,215

Aggressive Allocation Fund I
Money Market Fund	$2,391,427	$2,548,645	$6,500,745	$6,343,528	$1,344	$—
Equity Index Fund	8,798,088	8,007,350	107,000	312,000	173,526	—
Value Equity Fund	39,338,327	35,485,229	244,000	1,442,000	961,881	—
Growth Equity Fund	39,969,950	35,449,570	224,000	1,553,000	8,108	—
Small Cap Equity Fund	9,950,718	9,200,516	76,000	720,000	—	—
International Equity Fund	42,547,374	38,016,316	1,772,000	1,208,000	—	—

	$142,995,884	$128,707,626	$8,923,745	$11,578,528	$1,144,859	$—

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

4. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At June 30, 2010, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Money Market	$49,119,528	$50,114,950	$—	$50,114,950
Low-Duration Bond	48,230,968	49,225,455	—	49,225,455
Medium-Duration Bond	98,122,970	99,215,388	—	99,215,388
Extended-Duration Bond	46,983,169	47,802,134	—	47,802,134
Inflation Protected Bond	6,391,284	6,510,959	—	6,510,959
Global Bond	34,422,903	35,100,002	1,025,706	36,125,708
Equity Index	21,004,266	21,700,610	856,572	22,557,182
Real Estate Securities	38,474,825	39,867,582	12,106	39,879,688
Value Equity	66,546,899	69,117,187	12,334	69,129,521
Growth Equity	113,298,410	116,632,429	—	116,632,429
Small Cap Equity	125,389,098	129,679,538	—	129,679,538
International Equity	128,936,488	134,217,415	—	134,217,415

5. 10% SHAREHOLDERS

The Date Target and Asset Allocation Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Date Target and Asset Allocation Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2010, the Date Target and Asset Allocation Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:

Fund	Low- Duration Bond	Medium- Duration Bond	Extended- Duration Bond	Inflation Protected Bond	Global Bond	Equity Index	Real Estate Securities	Value Equity	Growth Equity	Small Cap Equity	International Equity
MyDestination 2005	1.67%	0.95%	0.06%	8.86%	0.35%	0.33%	1.50%	0.57%	0.59%	0.44%	0.60%
MyDestination 2015	2.07	2.24	1.78	22.69	4.94	1.54	10.07	2.87	2.91	2.29	3.00
MyDestination 2025	0.10	1.18	2.37	0.74	5.92	1.42	9.11	2.76	2.76	2.64	2.97
MyDestination 2035	—	0.22	0.33	—	1.61	0.72	4.18	1.43	1.42	1.56	1.58
MyDestination 2045	—	—	—	—	—	0.60	3.79	0.97	0.97	1.13	1.09
Conservative Allocation	21.49	—	—	39.84	1.38	—	—	1.48	1.55	1.09	1.62
Balanced Allocation	20.96	19.93	16.29	—	24.94	7.99	—	11.96	12.01	8.47	12.40
Growth Allocation	7.67	7.23	5.88	—	9.11	8.68	—	13.15	13.18	9.27	13.44
Aggressive Allocation	—	—	—	—	—	9.97	—	14.91	14.94	10.80	15.68
Conservative Allocation I	7.68	—	—	9.44	—	0.47	—	0.69	0.58	0.39	0.50
Balanced Allocation I	9.23	10.55	10.72	—	7.29	4.40	—	6.86	5.57	3.72	4.67
Growth Allocation I	2.95	3.34	3.37	—	2.32	4.18	—	6.59	5.33	3.55	4.41
Aggressive Allocation I	—	—	—	—	—	3.69	—	5.75	4.65	3.17	3.96

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

6. INVESTMENT TRANSACTIONS

For the period ended June 30, 2010, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2005	$6,620,431	$10,510,991	$—	$—
MyDestination 2015	28,750,378	14,057,500	9,600,762	9,568,007
MyDestination 2025	25,089,976	8,186,500	4,955,195	5,140,521
MyDestination 2035	12,853,808	4,290,400	1,164,539	1,216,900
MyDestination 2045	10,640,054	511,000	—	—
Conservative Allocation	4,800,000	8,127,155	25,776,261	21,757,164
Balanced Allocation	19,870,000	45,000,000	57,613,482	60,715,019
Growth Allocation	7,983,000	30,158,000	20,397,118	20,826,700
Aggressive Allocation	7,250,000	20,772,500	—	—
Conservative Allocation I	3,283,000	1,374,000	—	—
Balanced Allocation I	8,198,000	13,600,000	17,426,216	15,394,036
Growth Allocation I	6,064,000	6,772,143	5,267,318	5,216,409
Aggressive Allocation I	2,423,000	5,235,000	—	—
Low-Duration Bond	332,539,099	414,840,843	254,720,489	213,243,498
Medium-Duration Bond	1,285,452,136	1,420,559,724	328,875,114	204,418,802
Extended-Duration Bond	70,680,473	72,281,077	26,683,994	26,660,659
Inflation Protected Bond	—	—	53,049,797	38,760,795
Global Bond	35,978,693	43,057,844	4,850,614	2,769,011
Equity Index	10,452,818	9,568,226	—	—
Real Estate Securities	69,928,474	66,011,921	—	—
Value Equity	265,427,710	301,907,124	—	—
Growth Equity	360,176,117	435,708,576	—	—
Small Cap Equity	291,687,510	292,316,950	14,846,123	15,589,176
International Equity	360,256,003	360,143,050	—	—

Futures Contracts

Investments as of June 30, 2010, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2015 Fund
September 2010 S&P 500® E-Mini	53	$2,720,490	$(105,929)

MyDestination 2025 Fund
September 2010 S&P 500® E-Mini	41	$2,104,530	$(90,396)

MyDestination 2035 Fund
September 2010 S&P 500® E-Mini	30	$1,539,900	$(66,752)

MyDestination 2045 Fund
September 2010 S&P 500® E-Mini	26	$1,334,580	$(49,666)

Conservative Allocation Fund
September 2010 S&P 500®	5	$1,283,250	$(50,509)

Balanced Allocation Fund
September 2010 S&P 500®	45	$11,549,250	$(517,229)

Growth Allocation Fund
September 2010 S&P 500®	46	$11,805,900	$(523,521)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
Aggressive Allocation Fund
September 2010 S&P 500®	48	$12,319,200	$(567,329)

Balanced Allocation Fund I
September 2010 S&P 500® E-Mini	60	$3,079,800	$(56,514)

Growth Allocation Fund I
September 2010 S&P 500® E-Mini	65	$3,336,450	$(92,345)

Aggressive Allocation Fund I
September 2010 S&P 500® E-Mini	53	$2,720,490	$(79,069)

Low-Duration Bond Fund
September 2010 90-Day EURIBOR	41	$12,418,298	$(245)
September 2010 90-Day Euro	343	85,188,338	38,775
September 2010 90-Day Euro	(9)	2,235,263	2,585
September 2010 2-Year U.S.Treasury Note	359	78,559,297	277,601
September 2010 5-Year U.S.Treasury Note	(74)	8,758,016	(82,926)
September 2010 10-Year U.S.Treasury Note	(62)	7,375,555	(85,715)
December 2010 90-Day EURIBOR	137	41,440,841	47,936
December 2010 90-Day Euro	(9)	2,232,675	(727)
March 2011 90-Day Euro	(9)	2,231,100	(6,702)
June 2011 90-Day EURIBOR	3	906,455	5,090
June 2011 90-Day Euro	(7)	1,733,550	(10,009)
September 2011 90-Day Euro	(6)	1,483,725	(11,756)
December 2011 90-Day Euro	(6)	1,480,650	(13,893)
March 2012 90-Day Euro	(7)	1,723,925	(17,921)
June 2012 90-Day Euro	(2)	491,400	(5,431)
September 2012 90-Day Euro	(2)	490,250	(5,706)
December 2012 90-Day Euro	(2)	489,050	(5,881)
March 2013 90-Day Euro	(2)	488,025	(6,031)

			$119,044

Medium-Duration Bond Fund
September 2010 10-Year U.S.Treasury Note	88	$26,653,908	$5,900
September 2010 5-Year U.S.Treasury Note	504	125,174,700	1,097,941
September 2010 90-Day EURIBOR	130	15,385,703	101,032
September 2010 90-Day Euro	(270)	33,087,656	(483,345)
September 2010 U.S. LongTreasury Bond	163	20,782,500	582,749
September 2010 U.S. LongTreasury Bond	(93)	11,857,500	(195,396)
September 2010 U.S. Ultra LongTreasury Bond	36	4,889,250	130,906
December 2010 90-Day EURIBOR	138	41,743,329	38,138
June 2011 90-Day EURIBOR	6	1,812,910	10,180

			$1,288,105

Inflation Protected Bond Fund
September 2010 2-Year U.S.Treasury Note	9	$1,969,453	$6,027
September 2010 5-Year U.S.Treasury Note	(8)	946,813	(7,580)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Open Long (Short) Contracts	Market Value of Contracts	Net Unrealized Appreciation (Depreciation) on Futures
September 2010 10-Year U.S.Treasury Note	11	$1,348,016	$13,953
September 2010 U.S. LongTreasury Bond	(8)	1,020,000	(18,122)

			$(5,722)

Global Bond Fund
September 2010 90-Day Sterling	(4)	$723,442	$(10,287)
September 2010 5-Year U.S.Treasury Note	(1)	118,352	(1,417)
September 2010 10-Year U.S.Treasury Note	(11)	1,348,016	(20,833)
September 2010 Euro-BOBL	(27)	3,992,088	(7,465)
September 2010 Euro-Bund	(35)	5,537,872	(17,166)
September 2010 U.S. LongTreasury Bond	(2)	255,000	(7,007)

			$(64,175)

Equity Index Fund
September 2010 S&P 500®	26	$6,672,900	$(309,910)

Real Estate Securities Fund
September 2010 Russell 2000® IMM-Mini	99	$6,017,220	$(283,678)

Value Equity Fund
September 2010 S&P 500®	123	$31,567,950	$(1,459,985)
September 2010 S&P 500® E-Mini	27	1,385,910	(42,613)

			$(1,502,598)

Growth Equity Fund
September 2010 S&P 500®	247	$63,392,550	$(3,032,725)

Small Cap Equity Fund
September 2010 90-Day Euro	12	$2,980,350	$4,536
September 2010 2-Year U.S.Treasury Note	(1)	218,828	(159)
September 2010 5-Year U.S.Treasury Note	27	3,195,492	39,045
September 2010 10-Year U.S.Treasury Note	(29)	3,553,859	(20,704)
September 2010 Russell 2000® IMM-Mini	916	55,674,480	(3,000,618)
September 2010 U.S. LongTreasury Bond	(13)	1,657,500	(67,956)

			$(3,045,856)

International Equity Fund
July 2010 AEX Index	41	$3,173,670	$(189,928)
July 2010 CAC40 Index	57	2,399,164	(167,389)
July 2010 Hang Seng Index	(15)	3,645,973	65,768
July 2010 IBEX 35	8	900,020	(37,478)
July 2010 MSCI Singapore Index	1	2,369,262	(410)
July 2010 OMX Index	(31)	400,752	13,586
September 2010 DAX Index	13	35,510,400	(91,506)
September 2010 FTSE 100 Index®	50	11,577,750	(250,334)
September 2010 MSCI EAFE Index E-Mini	540	2,247,444	(1,635,430)
September 2010 MSCI Emerging Markets E-Mini	258	4,546,638	(364,949)
September 2010 S&P MIB Index	19	1,933,921	(136,509)
September S&P/TSE 60 Index	(10)	1,238,458	51,446
September 2010 SPI 200 Index®	(60)	5,381,314	344,943
September 2010 Swiss Synthetic Future	70	48,038	(4,169)
September 2010 Swiss Synthetic Future	(70)	(4,642,659)	(14,700)
September 2010 TOPIX Index®	(12)	1,138,042	48,910

			$(2,368,149)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Forward Foreign Currency Contracts

As of June 30, 2010, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
07/07/10	Canadian Dollars	UBS	21,339,000	U.S. Dollars	20,044,233	$1,172,052
07/12/10	Euro	CITI	7,637,000	U.S. Dollars	9,339,447	(195,437)
07/14/10	Euro	CITI	230,000	U.S. Dollars	281,274	7,174
07/14/10	Euro	DEUT	1,601,500	U.S. Dollars	1,958,526	15,671
07/14/10	Euro	BNP	6,222,500	U.S. Dollars	7,609,696	199,592
07/14/10	Japanese Yen	RBC	3,283,000	U.S. Dollars	37,140	(1,245)
07/14/10	U.S. Dollars	MLCS	242,385	Euro	198,200	(1,670)
07/14/10	U.S. Dollars	CITI	2,067,978	Euro	1,691,000	(7,486)
07/26/10	U.S. Dollars	RBC	182,227	Euro	149,000	(4,202)
07/26/10	U.S. Dollars	MSCS	557,688	Euro	456,000	10,511
07/28/10	South Korean Won	RBS	91,970,000	U.S. Dollars	75,189	522
07/28/10	South Korean Won	BAR	95,250,000	U.S. Dollars	77,871	2,502
07/28/10	South Korean Won	CITI	201,940,000	U.S. Dollars	165,094	3,077
07/28/10	U.S. Dollars	BAR	407,855	South Korean Won	498,880,000	7,855
07/30/10	Australian Dollars	JPM	5,000	U.S. Dollars	4,193	147
08/03/10	Brazilian Reals	MSCS	32,825	U.S. Dollars	18,053	(1,053)
08/03/10	Brazilian Reals	HKSB	47,728	U.S. Dollars	26,248	(1,248)
08/03/10	Brazilian Reals	HKSB	78,359	U.S. Dollars	43,094	(2,094)
08/03/10	U.S. Dollars	GSC	1,065,172	Brazilian Reals	1,936,820	1,482
08/24/10	Euro	CITI	6,360,000	U.S. Dollars	7,779,579	72,096
09/23/10	United Kingdom Pounds	RBS	744,000	U.S. Dollars	1,111,563	(10,859)
11/12/10	South Korean Won	RBS	206,272,500	U.S. Dollars	168,270	6,730
11/12/10	South Korean Won	RBS	206,237,500	U.S. Dollars	168,242	6,758
11/12/10	South Korean Won	CITI	272,771,000	U.S. Dollars	222,518	8,009
11/12/10	South Korean Won	BAR	279,471,000	U.S. Dollars	227,983	8,056
11/12/10	South Korean Won	RBS	273,150,000	U.S. Dollars	222,827	8,206
11/12/10	U.S. Dollars	RBS	75,026	South Korean Won	91,970,000	(505)
11/12/10	U.S. Dollars	JPM	66,282	South Korean Won	81,251,400	(2,476)
11/12/10	U.S. Dollars	BAR	77,702	South Korean Won	95,250,000	(2,522)
11/12/10	U.S. Dollars	GSC	57,414	South Korean Won	70,380,000	(2,586)
11/12/10	U.S. Dollars	CITI	57,159	South Korean Won	70,068,000	(2,841)
11/12/10	U.S. Dollars	MLCS	164,736	South Korean Won	201,940,000	(3,100)
11/12/10	U.S. Dollars	CITI	56,728	South Korean Won	69,540,000	(3,272)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/12/10	U.S. Dollars	BAR	96,114	South Korean Won	117,820,000	$(3,886)
11/12/10	U.S. Dollars	BAR	95,967	South Korean Won	117,640,000	(4,033)
11/12/10	U.S. Dollars	CITI	114,299	South Korean Won	140,112,000	(5,701)
11/12/10	U.S. Dollars	JPM	124,062	South Korean Won	152,080,500	(5,938)
11/12/10	U.S. Dollars	CITI	123,999	South Korean Won	152,002,500	(6,001)
11/12/10	U.S. Dollars	DEUT	113,809	South Korean Won	139,512,000	(6,191)
11/12/10	U.S. Dollars	CITI	113,741	South Korean Won	139,428,000	(6,259)
11/12/10	U.S. Dollars	CITI	122,456	South Korean Won	150,111,000	(7,544)
11/12/10	U.S. Dollars	MSCS	225,367	South Korean Won	276,264,000	(14,633)
11/12/10	U.S. Dollars	JPM	224,320	South Korean Won	274,980,000	(15,680)
11/12/10	U.S. Dollars	UBS	661,899	South Korean Won	811,382,000	(53,101)
11/17/10	Chinese Yuan Renminbi	BAR	5,303,151	U.S. Dollars	784,798	4,949
11/17/10	Chinese Yuan Renminbi	CITI	7,223,298	U.S. Dollars	1,068,955	9,793
11/17/10	Chinese Yuan Renminbi	BAR	8,799,062	U.S. Dollars	1,302,148	10,753
11/17/10	U.S. Dollars	GSC	1,025,616	Chinese Yuan Renminbi	6,930,440	(19,384)
11/17/10	U.S. Dollars	DEUT	2,130,285	Chinese Yuan Renminbi	14,395,071	(38,627)
11/23/10	Chinese Yuan Renminbi	UBS	1,994,287	U.S. Dollars	295,204	1,367
11/23/10	Chinese Yuan Renminbi	DEUT	2,490,051	U.S. Dollars	368,589	2,065
11/23/10	Chinese Yuan Renminbi	JPM	2,633,576	U.S. Dollars	389,834	2,242
11/23/10	Chinese Yuan Renminbi	BTAB	2,587,605	U.S. Dollars	383,030	2,317
11/23/10	Chinese Yuan Renminbi	CITI	2,599,860	U.S. Dollars	384,844	2,328
11/23/10	Chinese Yuan Renminbi	BAR	2,728,670	U.S. Dollars	403,911	2,389
11/23/10	Chinese Yuan Renminbi	JPM	3,155,229	U.S. Dollars	467,052	3,948
11/23/10	U.S. Dollars	BAR	156,031	Chinese Yuan Renminbi	1,054,091	(2,969)
11/23/10	U.S. Dollars	JPM	2,536,431	Chinese Yuan Renminbi	17,135,189	(43,392)
01/10/11	U.S. Dollars	JPM	84,231	Chinese Yuan Renminbi	567,800	(769)
01/14/11	U.S. Dollars	UBS	193,158	Taiwan Dollars	6,116,000	193
01/14/11	U.S. Dollars	BTAB	88,319	Taiwan Dollars	2,796,480	(514)
01/14/11	U.S. Dollars	JPM	231,688	Taiwan Dollars	7,336,000	(611)
01/14/11	U.S. Dollars	MSCS	356,660	Taiwan Dollars	11,293,000	(2,704)
01/14/11	U.S. Dollars	DEUT	290,084	Taiwan Dollars	9,185,000	(6,829)
04/07/11	U.S. Dollars	JPM	493,179	Chinese Yuan Renminbi	3,309,368	(5,821)
04/28/11	U.S. Dollars	MLCS	142,091	Chinese Yuan Renminbi	952,416	(1,909)
04/28/11	U.S. Dollars	JPM	169,745	Chinese Yuan Renminbi	1,137,780	(2,255)
06/15/11	U.S. Dollars	HSBC	47,738	Chinese Yuan Renminbi	319,176	(262)
11/04/11	U.S. Dollars	DEUT	376,068	Chinese Yuan Renminbi	2,490,150	(13,932)
02/13/12	U.S. Dollars	UBS	303,315	Chinese Yuan Renminbi	1,994,287	(6,381)
02/13/12	U.S. Dollars	DEUT	363,243	Chinese Yuan Renminbi	2,388,307	(7,411)
02/13/12	U.S. Dollars	CITI	379,637	Chinese Yuan Renminbi	2,496,098	(7,535)
02/13/12	U.S. Dollars	BTAB	377,613	Chinese Yuan Renminbi	2,482,791	(7,734)
02/13/12	U.S. Dollars	JPM	384,237	Chinese Yuan Renminbi	2,526,343	(7,839)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
02/13/12	U.S. Dollars	BAR	398,454	Chinese Yuan Renminbi	2,619,822	$(7,846)
02/13/12	U.S. Dollars	JPM	460,687	Chinese Yuan Renminbi	3,029,001	(10,313)
02/13/12	U.S. Dollars	CITI	773,236	Chinese Yuan Renminbi	5,083,996	(16,511)
02/13/12	U.S. Dollars	CITI	1,098,606	Chinese Yuan Renminbi	7,223,298	(25,467)
02/13/12	U.S. Dollars	BAR	1,338,268	Chinese Yuan Renminbi	8,799,062	(29,533)

						$934,673

Medium-Duration Bond Fund
07/07/10	Canadian Dollars	UBS	12,672,000	U.S. Dollars	11,903,112	$696,014
07/14/10	Japanese Yen	RBC	101,228,000	U.S. Dollars	1,145,178	(38,402)
07/15/10	Euro	CS	1,003,172	U.S. Dollars	1,226,818	(25,408)
07/26/10	U.S. Dollars	RBC	320,426	Euro	262,000	(3,961)
07/26/10	U.S. Dollars	MSCS	1,172,857	Euro	959,000	(27,043)
07/26/10	U.S. Dollars	MSCS	629,845	Euro	515,000	11,871
07/28/10	South Korean Won	BAR	504,980,000	U.S. Dollars	412,842	13,265
07/28/10	South Korean Won	RBS	1,070,640,000	U.S. Dollars	875,293	16,312
07/28/10	South Korean Won	RBS	487,580,000	U.S. Dollars	398,617	2,766
07/28/10	U.S. Dollars	BAR	490,133	South Korean Won	599,520,000	10,133
07/28/10	U.S. Dollars	BAR	1,672,208	South Korean Won	2,045,408,000	32,208
08/03/10	Brazilian Reals	HKSB	227,846	U.S. Dollars	125,306	(7,306)
08/03/10	Brazilian Reals	MSCS	561,893	U.S. Dollars	309,018	(15,018)
08/03/10	Brazilian Reals	HKSB	337,911	U.S. Dollars	185,837	(8,837)
08/03/10	U.S. Dollars	GSC	2,226,207	Brazilian Reals	4,047,949	3,097
08/17/10	Canadian Dollars	CS	1,842,980	U.S. Dollars	1,730,713	56,679
08/17/10	Euro	CITI	6,278,657	U.S. Dollars	7,679,764	298,400
08/17/10	Euro	UBS	824,514	U.S. Dollars	1,008,507	67,636
08/17/10	Euro	CITI	2,950,000	U.S. Dollars	3,608,304	152,622
08/17/10	Japanese Yen	GSC	177,156,160	U.S. Dollars	2,005,277	(132,333)
08/17/10	Japanese Yen	CITI	156,230,000	U.S. Dollars	1,768,408	(55,923)
08/17/10	U.S. Dollars	JPM	1,103,615	Canadian Dollars	1,175,203	(40,403)
08/17/10	U.S. Dollars	CITIC	956,213	Euro	781,760	(37,060)
08/17/10	U.S. Dollars	CITI	3,755,083	Euro	3,070,000	(30,166)
08/17/10	U.S. Dollars	CITI	829,339	Euro	678,033	(32,882)
08/24/10	Euro	CITI	9,517,000	U.S. Dollars	11,641,234	107,883
09/23/10	United Kingdom Pounds	RBS	1,065,000	U.S. Dollars	1,591,148	(15,545)
09/24/10	U.S. Dollars	HSBC	92,094	Mexican Pesos	1,202,254	(1,187)
10/12/10	U.S. Dollars	SSB	2,608	Malaysian Ringgits	8,484	130
11/12/10	South Korean Won	RBS	299,389,800	U.S. Dollars	244,232	9,768
11/12/10	South Korean Won	RBS	299,339,000	U.S. Dollars	244,191	9,809
11/12/10	South Korean Won	SSB	396,021,000	U.S. Dollars	323,061	11,628
11/12/10	South Korean Won	RBS	396,571,000	U.S. Dollars	323,510	11,914
11/12/10	South Korean Won	BAR	405,748,000	U.S. Dollars	330,996	11,697
11/12/10	U.S. Dollars	RBS	956,282	South Korean Won	1,172,248,400	(76,718)
11/12/10	U.S. Dollars	JPM	317,786	South Korean Won	389,555,000	(22,214)
11/12/10	U.S. Dollars	MSCS	328,660	South Korean Won	402,885,000	(21,340)
11/12/10	U.S. Dollars	SSB	85,093	South Korean Won	104,310,000	(4,907)
11/12/10	U.S. Dollars	SSB	169,554	South Korean Won	207,846,000	(10,446)
11/12/10	U.S. Dollars	JPM	171,779	South Korean Won	210,573,000	(8,221)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
11/12/10	U.S. Dollars	SSB	171,690	South Korean Won	210,465,000	$(8,310)
11/12/10	U.S. Dollars	GSC	86,121	South Korean Won	105,570,000	(3,879)
11/12/10	U.S. Dollars	SSB	171,448	South Korean Won	210,168,000	(8,552)
11/12/10	U.S. Dollars	SSB	85,739	South Korean Won	105,102,000	(4,261)
11/12/10	U.S. Dollars	SSB	170,611	South Korean Won	209,142,000	(9,389)
11/12/10	U.S. Dollars	BTAB	161,230	South Korean Won	197,642,000	(8,770)
11/12/10	U.S. Dollars	BAR	96,114	South Korean Won	117,820,000	(3,886)
11/12/10	U.S. Dollars	BAR	95,967	South Korean Won	117,640,000	(4,033)
11/12/10	U.S. Dollars	JPM	186,885	South Korean Won	229,091,200	(6,981)
11/12/10	U.S. Dollars	BAR	411,946	South Korean Won	504,980,000	(13,372)
11/12/10	U.S. Dollars	MLCS	873,393	South Korean Won	1,070,640,000	(16,434)
11/12/10	U.S. Dollars	RBS	397,752	South Korean Won	487,580,000	(2,675)
11/17/10	Chinese Yuan Renminbi	BAR	6,678,947	U.S. Dollars	988,398	6,233
11/17/10	Chinese Yuan Renminbi	SSB	9,097,230	U.S. Dollars	1,346,273	12,334
11/17/10	Chinese Yuan Renminbi	BAR	11,081,793	U.S. Dollars	1,639,963	13,543
11/17/10	U.S. Dollars	GSC	1,508,490	Chinese Yuan Renminbi	10,193,384	(28,511)
11/17/10	U.S. Dollars	DEUT	2,466,144	Chinese Yuan Renminbi	16,664,586	(44,717)
11/23/10	Chinese Yuan Renminbi	BAR	3,462,960	U.S. Dollars	512,604	3,032
11/23/10	Chinese Yuan Renminbi	CITI	3,283,937	U.S. Dollars	486,104	2,941
11/23/10	Chinese Yuan Renminbi	BTAB	3,299,482	U.S. Dollars	488,405	2,955
11/23/10	Chinese Yuan Renminbi	JPM	3,999,303	U.S. Dollars	591,996	5,004
11/23/10	Chinese Yuan Renminbi	JPM	3,161,881	U.S. Dollars	468,037	2,622
11/23/10	Chinese Yuan Renminbi	DEUT	3,344,130	U.S. Dollars	495,014	2,847
11/23/10	Chinese Yuan Renminbi	UBS	2,532,357	U.S. Dollars	374,851	1,735
11/23/10	U.S. Dollars	BAR	180,565	Chinese Yuan Renminbi	1,219,828	(3,435)
11/23/10	U.S. Dollars	JPM	3,236,445	Chinese Yuan Renminbi	21,864,223	(55,368)
01/10/11	U.S. Dollars	JPM	121,888	Chinese Yuan Renminbi	821,640	(1,112)
01/14/11	U.S. Dollars	DEUT	379,620	Taiwan Dollars	12,020,000	(8,937)
01/14/11	U.S. Dollars	MSCS	466,756	Taiwan Dollars	14,779,000	(3,539)
01/14/11	U.S. Dollars	UBS	252,754	Taiwan Dollars	8,003,000	253
01/14/11	U.S. Dollars	JPM	303,222	Taiwan Dollars	9,601,000	(799)
01/14/11	U.S. Dollars	BTAB	115,591	Taiwan Dollars	3,659,980	(673)
04/07/11	U.S. Dollars	JPM	590,036	Chinese Yuan Renminbi	3,959,304	(6,964)
04/28/11	U.S. Dollars	MLCS	279,248	Chinese Yuan Renminbi	1,871,762	(3,752)
04/28/11	U.S. Dollars	JPM	336,530	Chinese Yuan Renminbi	2,255,715	(4,470)
06/15/11	U.S. Dollars	HKSB	984,606	Chinese Yuan Renminbi	6,583,005	(5,394)
11/04/11	U.S. Dollars	BTAB	776,244	Chinese Yuan Renminbi	5,139,925	(28,756)
02/13/12	U.S. Dollars	CITI	973,836	Chinese Yuan Renminbi	6,402,937	(20,795)
02/13/12	U.S. Dollars	BTAB	505,679	Chinese Yuan Renminbi	3,324,821	(9,957)
02/13/12	U.S. Dollars	BAR	481,797	Chinese Yuan Renminbi	3,167,798	(9,563)
02/13/12	U.S. Dollars	CITI	479,230	Chinese Yuan Renminbi	3,150,917	(9,815)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
02/13/12	U.S. Dollars	BAR	1,383,617	Chinese Yuan Renminbi	9,097,230	$(32,075)
02/13/12	U.S. Dollars	JPM	1,685,453	Chinese Yuan Renminbi	11,081,793	(37,195)
02/13/12	U.S. Dollars	CITI	583,928	Chinese Yuan Renminbi	3,839,307	(13,072)
02/13/12	U.S. Dollars	JPM	461,247	Chinese Yuan Renminbi	3,032,686	(9,411)
02/13/12	U.S. Dollars	DEUT	487,906	Chinese Yuan Renminbi	3,207,965	(9,955)
02/13/12	U.S. Dollars	UBS	385,152	Chinese Yuan Renminbi	2,532,357	(8,102)

						$515,102

Global Bond Fund
08/17/10	Australian Dollars	JPM	760,000	U.S. Dollars	636,042	$45,966
08/17/10	Australian Dollars	CS	2,020,000	U.S. Dollars	1,690,534	121,507
08/17/10	Australian Dollars	SSB	631,336	U.S. Dollars	528,364	26,896
08/17/10	Canadian Dollars	CS	1,380,000	U.S. Dollars	1,295,936	39,177
08/17/10	Euro	CITIC	564,482	U.S. Dollars	690,448	42,701
08/17/10	Euro	JPM	5,621,634	U.S. Dollars	6,876,124	401,251
08/17/10	Euro	CITI	1,808,255	U.S. Dollars	2,211,775	89,737
08/17/10	Euro	UBS	7,697,336	U.S. Dollars	9,415,027	365,824
08/17/10	Euro	UBS	880,000	U.S. Dollars	1,076,375	16,998
08/17/10	Japanese Yen	GSC	814,754,781	U.S. Dollars	9,222,423	(618,706)
08/17/10	Japanese Yen	SSB	128,025,470	U.S. Dollars	1,449,154	(59,385)
08/17/10	Japanese Yen	JPM	153,542,190	U.S. Dollars	1,737,984	(81,522)
08/17/10	Japanese Yen	SG	168,164,000	U.S. Dollars	1,903,492	(42,654)
08/17/10	Japanese Yen	JPM	100,016,177	U.S. Dollars	1,132,109	(38,809)
08/17/10	Turkish Lira	CS	407,987	U.S. Dollars	255,642	5,053
08/17/10	U.S. Dollars	BTAB	623,998	Australian Dollars	745,608	(44,030)
08/17/10	U.S. Dollars	MSCS	491,444	Australian Dollars	587,221	(33,901)
08/17/10	U.S. Dollars	CS	1,548,261	Australian Dollars	1,850,000	(53,099)
08/17/10	U.S. Dollars	CS	669,518	Australian Dollars	800,000	1,558
08/17/10	U.S. Dollars	JPM	2,723,414	Canadian Dollars	2,900,075	(99,703)
08/17/10	U.S. Dollars	CITI	842,468	Euro	688,767	(40,235)
08/17/10	U.S. Dollars	CITI	1,915,463	Euro	1,566,003	(89,804)
08/17/10	U.S. Dollars	CITI	2,140,519	Euro	1,750,000	(143,554)
08/17/10	U.S. Dollars	CHASE	3,180,200	Euro	2,600,000	(122,710)
08/17/10	U.S. Dollars	JPM	1,636,580	Euro	1,338,000	(19,883)
08/17/10	U.S. Dollars	JPM	611,577	Euro	500,000	(1,513)
08/17/10	U.S. Dollars	MLCS	856,208	Euro	700,000	(9,383)
08/17/10	U.S. Dollars	GSC	10,792,548	Japanese Yen	953,467,400	712,226
08/17/10	U.S. Dollars	CITI	1,444,338	Japanese Yen	127,600,000	94,716
08/17/10	U.S. Dollars	CS	667,836	Japanese Yen	59,000,000	37,495
08/17/10	U.S. Dollars	BTAB	6,794,125	Japanese Yen	600,226,840	388,768
08/17/10	U.S. Dollars	JPM	4,631,616	Japanese Yen	409,180,000	185,698
08/17/10	U.S. Dollars	GSC	357,745	Mexican Pesos	4,650,275	(9,627)
08/17/10	U.S. Dollars	JPM	934,792	Norwegian Krone	6,098,710	(66,112)
08/17/10	U.S. Dollars	GSC	127,646	South African Rand	988,065	(417)
08/17/10	U.S. Dollars	CS	255,642	Turkish Lira	407,987	(2,007)
08/17/10	U.S. Dollars	SG	1,909,107	United Kingdom Pounds	1,277,800	48,336

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
08/17/10	U.S. Dollars	JPM	1,102,615	United Kingdom Pounds	738,000	$8,507
08/17/10	U.S. Dollars	DEUT	1,195,246	United Kingdom Pounds	800,000	(8,954)
08/17/10	United Kingdom Pounds	GSC	200,000	U.S. Dollars	298,812	4,108
08/17/10	United Kingdom Pounds	CS	650,000	U.S. Dollars	971,137	8,738
08/17/10	United Kingdom Pounds	BTAB	500,000	U.S. Dollars	747,029	5,471
08/24/10	U.S. Dollars	BTAB	482,393	South Korean Won	590,596,400	(29,079)

						$1,035,644

Small Cap Equity Fund
08/17/10	Euro	CITIC	730,000	U.S. Dollars	892,902	$34,694
08/17/10	Euro	MLCS	370,000	U.S. Dollars	452,567	19,142
08/17/10	Japanese Yen	GSC	23,558,000	U.S. Dollars	266,659	(17,597)
08/17/10	Japanese Yen	CITI	14,380,000	U.S. Dollars	162,771	(5,147)
08/17/10	U.S. Dollars	CITI	477,030	Euro	390,000	(3,832)

						$27,260

International Equity Fund
09/15/10	Australian Dollars	BAR	1,753,000	U.S. Dollars	1,461,790	$(12,550)
09/15/10	Australian Dollars	BAR	801,000	U.S. Dollars	667,937	471
09/15/10	Australian Dollars	BAR	847,000	U.S. Dollars	706,296	23,422
09/15/10	Canadian Dollars	BAR	129,000	U.S. Dollars	121,114	(988)
09/15/10	Canadian Dollars	BAR	386,000	U.S. Dollars	362,403	4,168
09/15/10	Canadian Dollars	BAR	365,000	U.S. Dollars	342,687	4,312
09/15/10	Canadian Dollars	BAR	564,000	U.S. Dollars	529,522	14,003
09/15/10	Canadian Dollars	BAR	343,000	U.S. Dollars	322,032	3,086
09/15/10	Canadian Dollars	BAR	1,201,000	U.S. Dollars	1,127,581	37,424
09/15/10	Canadian Dollars	BAR	448,000	U.S. Dollars	420,613	17,045
09/15/10	Canadian Dollars	BAR	846,000	U.S. Dollars	794,283	13,797
09/15/10	Danish Kroner	BAR	10,000	U.S. Dollars	1,642	13
09/15/10	Danish Kroner	BAR	1,746,000	U.S. Dollars	286,704	1,016
09/15/10	Danish Kroner	BAR	94,000	U.S. Dollars	15,435	175
09/15/10	Danish Kroner	BAR	123,000	U.S. Dollars	20,197	134
09/15/10	Danish Kroner	BAR	177,000	U.S. Dollars	29,065	(607)
09/15/10	Danish Kroner	BAR	138,000	U.S. Dollars	22,660	(26)
09/15/10	Danish Kroner	BAR	191,000	U.S. Dollars	31,363	439
09/15/10	Danish Kroner	BAR	7,000	U.S. Dollars	1,149	18
09/15/10	Danish Kroner	BAR	90,000	U.S. Dollars	14,779	122
09/15/10	Danish Kroner	BAR	61,000	U.S. Dollars	10,017	—
09/15/10	Euro	BAR	293,000	U.S. Dollars	358,452	3,351
09/15/10	Euro	BAR	7,308,000	U.S. Dollars	8,940,509	12,622
09/15/10	Euro	BAR	307,000	U.S. Dollars	375,580	2,308
09/15/10	Euro	BAR	20,000	U.S. Dollars	24,468	(74)
09/15/10	Euro	BAR	366,000	U.S. Dollars	447,759	6,039
09/15/10	Euro	BAR	343,000	U.S. Dollars	419,622	3,046
09/15/10	Euro	BAR	215,000	U.S. Dollars	263,028	(470)
09/15/10	Hong Kong Dollars	BAR	83,000	U.S. Dollars	10,665	(7)
09/15/10	Hong Kong Dollars	BAR	189,000	U.S. Dollars	24,285	6
09/15/10	Hong Kong Dollars	BAR	9,000	U.S. Dollars	1,156	1

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
09/15/10	Hong Kong Dollars	BAR	83,000	U.S. Dollars	10,665	$3
09/15/10	Japanese Yen	BAR	33,693,000	U.S. Dollars	381,584	(11,303)
09/15/10	Japanese Yen	BAR	26,197,000	U.S. Dollars	296,690	(11,939)
09/15/10	Japanese Yen	BAR	61,599,000	U.S. Dollars	697,629	(23,059)
09/15/10	Japanese Yen	BAR	22,000	U.S. Dollars	249	(7)
09/15/10	Japanese Yen	BAR	38,849,000	U.S. Dollars	439,978	(12,070)
09/15/10	New Zealand Dollars	BAR	354,000	U.S. Dollars	241,387	(7,179)
09/15/10	New Zealand Dollars	BAR	8,000	U.S. Dollars	5,455	(68)
09/15/10	New Zealand Dollars	BAR	564,000	U.S. Dollars	384,582	3,803
09/15/10	New Zealand Dollars	BAR	684,000	U.S. Dollars	466,409	15,371
09/15/10	Norwegian Krone	BAR	78,000	U.S. Dollars	11,938	(257)
09/15/10	Norwegian Krone	BAR	2,116,000	U.S. Dollars	323,849	1,793
09/15/10	Norwegian Krone	BAR	739,000	U.S. Dollars	113,102	468
09/15/10	Singapore Dollars	BAR	43,000	U.S. Dollars	30,740	(280)
09/15/10	Singapore Dollars	BAR	11,000	U.S. Dollars	7,864	(77)
09/15/10	Singapore Dollars	BAR	6,000	U.S. Dollars	4,289	(53)
09/15/10	Singapore Dollars	BAR	3,000	U.S. Dollars	2,145	12
09/15/10	Singapore Dollars	BAR	6,000	U.S. Dollars	4,289	64
09/15/10	Swedish Kronor	BAR	4,658,000	U.S. Dollars	597,361	(8,876)
09/15/10	Swedish Kronor	BAR	2,722,000	U.S. Dollars	349,081	2,885
09/15/10	Swedish Kronor	BAR	7,792,000	U.S. Dollars	999,279	(35,050)
09/15/10	Switzerland Francs	BAR	705,000	U.S. Dollars	655,045	(43,961)
09/15/10	Switzerland Francs	BAR	586,000	U.S. Dollars	544,477	(34,684)
09/15/10	Switzerland Francs	BAR	79,000	U.S. Dollars	73,402	(4,690)
09/15/10	Switzerland Francs	BAR	315,000	U.S. Dollars	292,680	(8,720)
09/15/10	Switzerland Francs	BAR	1,042,000	U.S. Dollars	968,166	(27,466)
09/15/10	U.S. Dollars	BAR	368,575	Australian Dollars	442,000	(2,541)
09/15/10	U.S. Dollars	BAR	1,668	Australian Dollars	2,000	55
09/15/10	U.S. Dollars	BAR	1,370,063	Australian Dollars	1,643,000	(20,580)
09/15/10	U.S. Dollars	BAR	52,534	Australian Dollars	63,000	(1,524)
09/15/10	U.S. Dollars	BAR	744,654	Australian Dollars	893,000	(23,944)
09/15/10	U.S. Dollars	BAR	1,767,824	Australian Dollars	2,120,000	(75,559)
09/15/10	U.S. Dollars	BAR	1,421,575	Euro	1,162,000	(11,261)
09/15/10	U.S. Dollars	BAR	57,499	Euro	47,000	1,268
09/15/10	U.S. Dollars	BAR	36,702	Euro	30,000	(450)
09/15/10	U.S. Dollars	BAR	3,670	Euro	3,000	(20)
09/15/10	U.S. Dollars	BAR	38,547	Hong Kong Dollars	300,000	(47)
09/15/10	U.S. Dollars	BAR	12,078	Hong Kong Dollars	94,000	(17)
09/15/10	U.S. Dollars	BAR	3,983	Hong Kong Dollars	31,000	7
09/15/10	U.S. Dollars	BAR	14,519	Hong Kong Dollars	113,000	2

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
09/15/10	U.S. Dollars	BAR	164,724	Hong Kong Dollars	1,282,000	$(131)
09/15/10	U.S. Dollars	BAR	257	Hong Kong Dollars	2,000	—
09/15/10	U.S. Dollars	BAR	6,296	Hong Kong Dollars	49,000	(13)
09/15/10	U.S. Dollars	BAR	3,039,561	Japanese Yen	268,386,000	106,669
09/15/10	U.S. Dollars	BAR	649,055	Japanese Yen	57,310,000	23,214
09/15/10	U.S. Dollars	BAR	750,745	Japanese Yen	66,289,000	21,417
09/15/10	U.S. Dollars	BAR	1,148,672	Japanese Yen	101,425,000	6,401
09/15/10	U.S. Dollars	BAR	421,404	New Zealand Dollars	618,000	2,984
09/15/10	U.S. Dollars	BAR	94,100	New Zealand Dollars	138,000	509
09/15/10	U.S. Dollars	BAR	171,153	New Zealand Dollars	251,000	(4,439)
09/15/10	U.S. Dollars	BAR	771,054	Norwegian Krone	5,038,000	(9,682)
09/15/10	U.S. Dollars	BAR	5,504,051	Norwegian Krone	35,963,000	4,120
09/15/10	U.S. Dollars	BAR	1,903,912	Norwegian Krone	12,440,000	(25,611)
09/15/10	U.S. Dollars	BAR	407,719	Norwegian Krone	2,664,000	(10,401)
09/15/10	U.S. Dollars	BAR	408,637	Norwegian Krone	2,670,000	(5,319)
09/15/10	U.S. Dollars	BAR	3,574	Singapore Dollars	5,000	6
09/15/10	U.S. Dollars	BAR	3,574	Singapore Dollars	5,000	8
09/15/10	U.S. Dollars	BAR	7,149	Singapore Dollars	10,000	(2)
09/15/10	U.S. Dollars	BAR	92,934	Singapore Dollars	130,000	(349)
09/15/10	U.S. Dollars	BAR	2,145	Singapore Dollars	3,000	(19)
09/15/10	U.S. Dollars	BAR	4,389,799	Swedish Kronor	34,230,000	41,232
09/15/10	U.S. Dollars	BAR	288,165	Swedish Kronor	2,247,000	(2,361)
09/15/10	U.S. Dollars	BAR	592,103	Swedish Kronor	4,617,000	(7,044)
09/15/10	U.S. Dollars	BAR	266,620	Swedish Kronor	2,079,000	(2,158)
09/15/10	U.S. Dollars	BAR	718,296	Swedish Kronor	5,601,000	1,081
09/15/10	U.S. Dollars	BAR	2,825,520	Switzerland Francs	3,041,000	186,910
09/15/10	U.S. Dollars	BAR	1,801,606	Switzerland Francs	1,939,000	99,924
09/15/10	U.S. Dollars	BAR	71,544	Switzerland Francs	77,000	2,245
09/15/10	U.S. Dollars	BAR	546,335	Switzerland Francs	588,000	5,070
09/15/10	U.S. Dollars	BAR	113,547	United Kingdom Pounds	76,000	4,400
09/15/10	U.S. Dollars	BAR	1,101,109	United Kingdom Pounds	737,000	34,654
09/15/10	U.S. Dollars	BAR	443,730	United Kingdom Pounds	297,000	11,911

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund/ Expiration Date	Currency to be Delivered	Counter- party	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
09/15/10	U.S. Dollars	BAR	906,883	United Kingdom Pounds	607,000	$14,054
09/15/10	U.S. Dollars	BAR	43,327	United Kingdom Pounds	29,000	1,418
09/15/10	U.S. Dollars	BAR	428,790	United Kingdom Pounds	287,000	12,404
09/15/10	U.S. Dollars	BAR	83,666	United Kingdom Pounds	56,000	2,267
09/15/10	U.S. Dollars	BAR	409,367	United Kingdom Pounds	274,000	5,819
09/15/10	U.S. Dollars	BAR	717,140	United Kingdom Pounds	480,000	3,634
09/15/10	U.S. Dollars	BAR	283,868	United Kingdom Pounds	190,000	3,515
09/15/10	United Kingdom Pounds	BAR	184,000	U.S. Dollars	274,904	(2,431)
09/15/10	United Kingdom Pounds	BAR	386,000	U.S. Dollars	576,700	4,320

						$322,571

Please see abbreviation and footnote definitions on page 127.

Options Written

Transactions in options written during the period ended June 30, 2010 were as follows:

Low-Duration Bond Fund	Number of Contracts	Notional Amount	Premiums Received
Options written, 12/31/09	152	$51,000,000	$561,299

Options written	258	109,000,000	677,952
Options expired	(258)	(80,800,000)	(553,638)
Options closed	(76)	—	(53,775)

Options written, 06/30/10	76	$79,200,000	$631,838

Medium-Duration Bond Fund	Number of Contracts	Notional Amount	Premiums Received
Options written, 12/31/09	470	$74,000,000	$937,881

Options written	529	944,900,000	1,133,888
Options expired	(790)	(875,800,000)	(1,020,810)
Options closed	(117)	—	(58,532)

Options written, 06/30/10	92	$143,100,000	$992,427

Small Cap Equity Fund	Number of Contracts	Notional Amount	Premiums Received
Options written, 12/31/09	45	$—	$19,934

Options written	58	—	24,773
Options expired	(29)	—	(9,434)
Options closed	(54)	—	(24,021)

Options written, 06/30/10	20	$—	$11,252

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

7. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	GS4	GS4	GS6
MyDestination 2005
Shares sold	938,720	2,213,197	50,038
Shares exchanged	—	184,772	(183,044)
Shares reinvested	—	182,815	773
Shares redeemed	(1,435,679)	(1,839,744)	(19,104)

Net increase (decrease)	(496,959)	741,040	(151,337)

MyDestination 2015
Shares sold	3,103,412	6,079,553	247,957
Shares exchanged	—	431,494	(427,887)
Shares reinvested	—	575,590	4,807
Shares redeemed	(1,374,866)	(2,440,561)	(6,551)

Net increase (decrease)	1,728,546	4,646,076	(181,674)

MyDestination 2025
Shares sold	2,828,689	6,514,115	178,840
Shares exchanged	—	519,224	(517,312)
Shares reinvested	(4)	396,790	3,796
Shares redeemed	(796,497)	(1,600,886)	(1,813)

Net increase (decrease)	2,032,188	5,829,243	(336,489)

MyDestination 2035
Shares sold	1,788,906	3,674,311	156,527
Shares exchanged	—	367,932	(364,947)
Shares reinvested	—	167,185	2,176
Shares redeemed	(728,710)	(603,775)	(1,335)

Net increase (decrease)	1,060,196	3,605,653	(207,579)

MyDestination 2045
Shares sold	1,644,428	3,146,539	67,736
Shares exchanged	—	226,386	(224,243)
Shares reinvested	—	98,130	616
Shares redeemed	(260,027)	(617,369)	(4,681)

Net increase (decrease)	1,384,401	2,853,686	(160,572)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	GS4	GS4	GS6
Conservative Allocation Fund
Shares sold	1,636,069	3,409,502	269,055
Shares exchanged	—	1,134,656	(1,811,024)
Shares reinvested	—	1,343,985	31,621
Shares redeemed	(1,975,166)	(4,764,021)	(30,545)

Net decrease	(339,097)	1,124,122	(1,540,893)

Balanced Allocation Fund
Shares sold	2,325,552	6,475,848	152,629
Shares exchanged	—	1,936,474	(3,506,545)
Shares reinvested	—	3,173,514	87,810
Shares redeemed	(4,998,426)	(8,328,776)	(20,612)

Net increase (decrease)	(2,672,874)	3,257,060	(3,286,718)

Growth Allocation Fund
Shares sold	1,432,608	4,090,589	237,995
Shares exchanged	—	1,254,537	(2,246,107)
Shares reinvested	—	1,504,652	33,305
Shares redeemed	(3,473,925)	(6,540,396)	(53,186)

Net increase (decrease)	(2,041,317)	309,382	(2,027,993)

Aggressive Allocation Fund
Shares sold	1,885,783	4,873,795	111,653
Shares exchanged	—	1,515,794	(2,573,184)
Shares reinvested	—	1,335,155	37,558
Shares redeemed	(3,166,994)	(5,033,707)	(35,096)

Net increase (decrease)	(1,281,211)	2,691,037	(2,459,069)

	GS2	GS2
Conservative Allocation Fund I
Shares sold	557,315	968,454
Shares reinvested	—	234,040
Shares redeemed	(369,370)	(899,677)

Net (decrease)	187,945	302,817

Balanced Allocation Fund I
Shares sold	902,885	2,654,936
Shares reinvested	—	1,664,813
Shares redeemed	(1,474,002)	(2,553,059)

Net increase	(571,117)	1,766,690

Growth Allocation Fund I
Shares sold	739,655	1,910,217
Shares reinvested	—	713,157
Shares redeemed	(754,502)	(1,732,764)

Net increase	(14,847)	890,610

Aggressive Allocation Fund I
Shares sold	491,749	1,699,702
Shares reinvested	—	350,764
Shares redeemed	(759,182)	(1,712,562)

Net increase	(267,433)	337,904

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	GS2	GS4	GS2	GS4	GS6
Money Market Fund
Shares sold	65,947	1,505,040,724	102,344,425	2,886,054,721	1,365,914
Shares exchanged	—		—	9,761,236	(9,761,137)
Shares reinvested	42,122,799	28,392	644,744	2,050,152	7,898
Shares redeemed	(50,434,277)	(1,527,579,513)	(141,405,488)	(2,803,066,431)	(421,233)

Net increase (decrease)	(8,245,531)	(22,510,397)	(38,416,319)	94,799,678	(8,808,558)

Low-Duration Bond Fund
Shares sold	232,700	3,141,224	2,468,591	7,846,621	30,894
Shares exchanged	—		—	489,313	(723,673)
Shares reinvested	854,713	470,864	567,258	1,207,547	12,328
Shares redeemed	(554,883)	(2,255,845)	(2,692,163)	(8,924,341)	(9,054)

Net increase (decrease)	532,530	1,356,243	343,686	619,140	(689,505)

Medium-Duration Bond Fund
Shares sold	658,188	4,722,364	3,074,949	8,917,482	20,156
Shares exchanged	—		—	1,213,587	(2,078,297)
Shares reinvested	576,727	1,084,699	1,837,631	3,766,018	66,716
Shares redeemed	(1,100,689)	(5,059,875)	(1,927,699)	(9,609,788)	(24,765)

Net increase (decrease)	134,226	747,188	2,984,881	4,287,299	(2,016,190)

Extended-Duration Bond Fund
Shares sold	570,253	1,577,089	906,347	2,390,121	8,130
Shares exchanged	—	—	—	1,233,982	(2,593,714)
Shares reinvested	515,337	586,655	1,135,939	1,388,639	104,274
Shares redeemed	(812,836)	(2,494,032)	(2,659,695)	(6,932,227)	(7,292)

Net increase (decrease)	272,754	(330,288)	(617,409)	(1,919,485)	(2,488,602)

Inflation Protected Bond Fund(1)
Shares sold		2,140,596		8,555,948
Shares reinvested		142,162		141,953
Shares redeemed		(986,276)		(174,295)

Net increase		1,296,482		8,523,606

(1) Inception date was June 25, 2009.

Global Bond Fund
Shares sold		1,301,480		3,948,026
Shares reinvested		663,686		1,687,037
Shares redeemed		(2,046,658)		(4,785,608)

Net increase (decrease)		(81,492)		849,455

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	GS2	GS4	GS2	GS4	GS6
Equity Index Fund
Shares sold	247,323	757,993	841,105	2,160,596	28,455
Shares exchanged	—		—	66,567	(121,488)
Shares reinvested	168,879	220,920	275,439	365,182	2,310
Shares redeemed	(343,431)	(1,027,051)	(501,429)	(1,562,771)	(8,919)

Net increase (decrease)	72,771	(48,138)	615,115	1,029,574	(99,642)

Real Estate Securities Fund
Shares sold		4,167,029		8,532,940
Shares reinvested		174,436		392,118
Shares redeemed		(3,858,424)		(6,240,521)

Net increase		483,041		2,684,537

Value Equity Fund
Shares sold	573,124	2,423,001	2,473,161	7,109,752	40,675
Shares exchanged	—	—	—	1,130,694	(2,203,139)
Shares reinvested	709,229	918,154	991,370	1,425,172	55,079
Shares redeemed	(854,159)	(6,352,145)	(1,431,120)	(9,988,166)	(2,487)

Net increase (decrease)	428,194	(3,010,990)	2,033,411	(322,548)	(2,109,872)

Growth Equity Fund
Shares sold	472,414	2,050,507	1,673,214	5,719,407	18,949
Shares exchanged	—	—	—	692,725	(1,126,367)
Shares reinvested	4,036	8,372	57,676	71,463	255
Shares redeemed	(778,455)	(5,588,977)	(1,561,130)	(10,192,784)	(5,975)

Net increase (decrease)	(302,005)	(3,530,098)	169,760	(3,709,189)	(1,113,138)

Small Cap Equity Fund
Shares sold	369,472	2,153,682	883,911	3,268,293	23,304
Shares exchanged	—	—	—	1,285,304	(1,999,515)
Shares reinvested	—	—	44,647	77,836	2,337
Shares redeemed	(575,547)	(2,773,449)	(581,343)	(3,927,288)	(4,198)

Net increase (decrease)	(206,075)	(619,767)	347,215	704,145	(1,978,072)

International Equity Fund
Shares sold	1,015,662	4,668,083	2,762,510	10,128,688	31,617
Shares exchanged	—	—	—	1,687,592	(2,207,195)
Shares reinvested	—	—	767,756	2,038,064	19,754
Shares redeemed	(807,962)	(5,312,270)	(4,990,961)	(18,403,843)	(10,746)

Net increase (decrease)	207,700	(644,187)	(1,460,695)	(4,549,499)	(2,166,570)

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

8. BANK BORROWINGS

On October 29, 2009, the Board of Trustees approved a credit agreement with Bank of America, N.A. dated December 2, 2009 through December 2, 2010. The agreement permits up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank Prime plus 0.60% or the Wall Street Journal LIBOR One Month Floating Rate plus 1.00%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.30% per annum.

No Funds borrowed for the period ended June 30, 2010, and there were no outstanding loans at June 30, 2010.

9. FEDERAL INCOME TAXES

Each Fund’s policy is to comply with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the period ended June 30, 2010, the International Equity Fund accrued non-U.S. taxes on unrealized gains of $254,897.

Net investment income (loss) and net realized gains (losses) may differ for financial statements and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to “wash sale” transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales and investments in Passive Foreign Investment Companies (“PFIC’s”). Distributions during the year ended December 31, 2009, were characterized as follows for tax purposes:

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2005	$1,564,404	$—	$—	$1,564,404
MyDestination 2015	4,412,565	—	—	4,412,565
MyDestination 2025	2,884,184	—	—	2,884,184
MyDestination 2035	1,043,907	124,488	—	1,168,395
MyDestination 2045	683,723	4,334	—	688,057
Conservative Allocation	6,283,221	9,111,208	—	15,394,429
Balanced Allocation	26,391,713	6,797,379	—	33,189,092
Growth Allocation	11,529,071	3,868,509	—	15,397,580
Aggressive Allocation	7,894,855	4,792,148	—	12,687,003
Conservative Allocation I	2,128,240	—	—	2,128,240
Balanced Allocation I	15,067,834	—	—	15,067,834
Growth Allocation I	6,560,814	—	—	6,560,814
Aggressive Allocation I	3,254,796	—	—	3,254,796
Money Market	3,671,028	—	—	3,671,028
Low-Duration Bond	20,184,508	—	—	20,184,508
Medium-Duration Bond	62,933,294	—	—	62,933,294
Extended-Duration Bond	26,490,239	632,726	—	27,122,965
Inflation Protected Bond	1,409,572	41,466	—	1,451,038
Global Bond	13,789,431	—	—	13,789,431
Equity Index	6,217,465	—	—	6,217,465
Real Estate Securities	2,070,541	—	45,334	2,115,875
Value Equity	19,742,615	—	—	19,742,615
Growth Equity	1,374,244	—	—	1,374,244
Small Cap Equity	1,121,177	—	—	1,121,177
International Equity	29,748,575	5,380	—	29,753,955

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Post-October Loss Deferral	Net Unrealized Appreciation (Depreciation) on Investments
MyDestination 2005	$102,070	$(3,224,103)	$(20,275)	$(6,376,661)
MyDestination 2015	1,381,114	(4,193,651)	—	(29,525,107)
MyDestination 2025	607,942	(1,437,334)	—	(22,488,066)
MyDestination 2035	93,959	—	—	(7,786,314)
MyDestination 2045	128,800	—	—	(312,141)
Conservative Allocation	69,350	96,439	—	5,971,106
Balanced Allocation	4,110,528	(1,652,242)	—	(38,121,004)
Growth Allocation	3,813,544	(2,029,567)	—	(53,365,317)
Aggressive Allocation	721,565	1,078,253	—	(78,598,032)
Conservative Allocation I	705,488	(3,535,979)	—	(4,096,947)
Balanced Allocation I	5,272,196	(10,191,849)	(513,122)	(55,212,323)
Growth Allocation I	1,464,983	(2,920,999)	(230,455)	(49,202,053)
Aggressive Allocation I	2,509,336	(4,391,332)	(93,006)	(47,427,084)
Money Market	75,044	—	—	—
Low-Duration Bond	909,865	(1,707,456)	—	(14,793,825)
Medium-Duration Bond	3,441,382	—	(625,586)	(50,803,344)
Extended-Duration Bond	692,095	(12,901,227)	(598,356)	20,490,059
Inflation Protected Bond	313,658	62,869	—	2,049,180
Global Bond	912,189	(10,635,979)	(140,203)	(3,597,656)
Equity Index	1,623,542	(4,723,485)	(226,103)	20,698,442
Real Estate Securities	—	(50,315,761)	(309,186)	5,470,416
Value Equity	7,789,164	(176,621,545)	—	(108,927,144)
Growth Equity	169,205	(196,015,409)	(1,265,434)	164,881,352
Small Cap Equity	47,515	(128,436,982)	—	34,440,135
International Equity	3,066,280	(233,377,943)	(116,285)	107,541,155

Post-October loss deferrals have been included in undistributed ordinary income and undistributed long-term capital gains, depending upon the character of the loss deferral.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. Capital loss carryovers and their expiration dates, were as follows as of December 31, 2009:

Expiring December 31,	2011	2014	2016	2017	Total
MyDestination 2005	$—	$—	$42,414	$3,181,689	$3,224,103
MyDestination 2015	—	—	889,637	3,304,014	4,193,651
MyDestination 2025	—	—	31,687	1,405,647	1,437,334
Balanced Allocation	—	—	—	1,652,242	1,652,242
Growth Allocation	—	—	—	2,029,567	2,029,567
Conservative Allocation I	—	—	650,405	2,885,574	3,535,979
Balanced Allocation I	—	—	4,262,186	5,929,663	10,191,849
Growth Allocation I	—	—	412,556	2,508,443	2,920,999
Aggressive Allocation I	—	—	3,489,043	902,289	4,391,332
Low-Duration Bond	—	1,707,456	—	—	1,707,456
Extended-Duration Bond	—	—	—	12,901,227	12,901,227
Global Bond	—	—	705,051	9,930,928	10,635,979
Equity Index	—	—	1,612,695	3,110,790	4,723,485
Real Estate Securities	—	—	12,320,254	37,995,507	50,315,761
Value Equity	—	—	73,270,784	103,350,761	176,621,545
Growth Equity	45,483,748	—	—	150,531,661	196,015,409
Small Cap Equity	—	—	69,003,843	59,433,139	128,436,982
International Equity	—	—	—	233,377,943	233,377,943

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

At June 30, 2010, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$68,101,072	$(6,050,917)	$—	$(6,050,917)
MyDestination 2015	264,712,683	(36,283,373)	—	(36,283,373)
MyDestination 2025	208,498,581	(30,881,928)	—	(30,881,928)
MyDestination 2035	90,466,513	(12,315,773)	320,063	(12,635,836)
MyDestination 2045	55,309,427	(4,483,972)	—	(4,483,972)
Conservative Allocation	281,907,896	3,156,838	11,409,357	(8,252,519)
Balanced Allocation	1,152,360,289	(67,833,007)	20,709,056	(88,542,063)
Growth Allocation	878,902,618	(102,338,204)	7,480,555	(109,818,759)
Aggressive Allocation	799,496,016	(143,545,240)	—	(143,545,240)
Conservative Allocation I	71,637,138	(4,637,854)	—	(4,637,854)
Balanced Allocation I	380,610,779	(63,631,057)	—	(63,631,057)
Growth Allocation I	259,186,803	(60,753,944)	—	(60,753,944)
Aggressive Allocation I	187,140,357	(58,147,925)	—	(58,147,925)
Money Market	1,217,506,201	—	—	—
Low-Duration Bond	819,150,309	(9,393,166)	10,831,861	(20,225,027)
Medium-Duration Bond	1,243,891,413	(14,882,881)	41,573,099	(56,455,980)
Extended-Duration Bond	487,130,598	39,388,415	46,671,826	(7,283,411)
Inflation Protected Bond	107,038,801	3,592,483	3,870,824	(278,341)
Global Bond	249,428,193	2,343,094	13,320,583	(10,977,489)
Equity Index	382,201,245	(4,520,778)	70,262,910	(74,783,688)
Real Estate Securities	161,241,141	9,771,453	12,250,084	(2,478,631)
Value Equity	1,321,412,597	(196,654,358)	31,161,668	(227,816,026)
Growth Equity	1,168,331,849	54,163,072	115,351,988	(61,188,916)
Small Cap Equity	584,958,849	(39,995,803)	—	(39,995,803)
International Equity	1,351,552,954	(30,018,285)	114,313,856	(144,332,141)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in PFIC’s.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

At December 31, 2009, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains, net operating losses and foreign currency transactions. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Accumulated Undistributed Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
MyDestination 2005	$—	$254,757	$(254,757)
MyDestination 2015	—	521,691	(521,691)
MyDestination 2025	—	244,526	(244,526)
MyDestination 2035	—	27,755	(27,755)
MyDestination 2045	—	362	(362)
Conservative Allocation	—	25,034	(25,034)
Balanced Allocation	—	5,076,037	(5,076,037)
Growth Allocation	—	1,826,842	(1,826,842)
Conservative Allocation I	—	5,264	(5,264)
Balanced Allocation I	—	2,553,471	(2,553,471)
Growth Allocation I	—	791,362	(791,362)
Money Market	—	(9,458)	9,458
Low-Duration Bond	—	(2,917,261)	2,917,261
Medium-Duration Bond	—	(1,362,884)	1,362,884
Extended-Duration Bond	—	(526,673)	526,673
Global Bond	—	290,754	(290,754)
Growth Equity	(21)	(118)	139
Small Cap Equity	(11,361)	(13,537)	24,898
International Equity	—	2,245,877	(2,245,877)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

10. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Low-Duration Bond Fund and the Medium-Duration Bond Fund are parties to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Funds is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities. Collateral posted to the Funds which can not be sold or repledged totaled $3,040,000 and $4,237,000 in the Low-Duration Bond Fund and Medium-Duration Bond Fund, respectively, at June 30, 2010. Collateral can be in the form of cash, debt securities, equities or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

11. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

12. U.S. TREASURY DEPARTMENT TEMPORARY GUARANTEE PROGRAM

The Money Market Fund participated in the U.S. Department of the Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). The Fund bore the expense of its participation in the Program without regard to any expense limitation in effect. The Program expired on September 18, 2009.

13. FINANCIAL HIGHLIGHTS REVISION FOR INFLATION PROTECTED BOND FUND

Due to a procedural error, the Ratios to Average Net Assets were incorrectly reported in the 2009 financial highlights of the Inflation Protected Bond Fund. Such amounts have been revised, as indicated on the following page, in the financial highlights for the year ended December 31, 2009.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	Ratios to Average Net Assets
	2009
Ratio	Originally Reported	Corrected Value
Expenses, Net	0.35%	0.67%
Expenses, Gross	0.36%	0.70%
Investment Income, Net	1.83%	3.53%

14. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

FUND MANAGEMENT (Unaudited)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-98-GUIDE (1-888-984-8433).

Name, (DOB),Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee

DISINTERESTED TRUSTEES[2]

Michael R. Buster (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 – present.	25	Ouachita Baptist University – Board of Trustees Member.

Peter L. Chamberlain, Ph.D. (1951) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2008	Senior Financial Analyst, Summit Wealth Management, Inc., 2006 – present; President, B.R. Chamberlain & Sons, Inc., 1990 – 2006, Registered Investment Adviser.	25	First Baptist Church of Orlando – Board of Trustees Member and Strategy Team; Rollins College Board of Overseers/Corporate Council – Member; the B.R. Chamberlain Foundation for Public Entertainment – President.

William Craig George (1958) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2004	Regional loan administrator, SunTrust Bank, 1995 – present.	25	N/A

Joseph A. Mack (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2002	Director, Office of Public Policy, South Carolina Baptist Convention, 1999 – present.	25	N/A

Franklin Raymond Morgan (1943) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Retired - Senior Vice President, Director of International Administration, Prudential Securities, Inc., January 1962 -May 2003.	25	N/A

William T. Patterson (1939) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2009	Managing Partner, Patterson Capital, LLC, October 2007 – present; Director and Chairman of Audit Committee, Therizo Capital Management, February 2007 – February 2008; Senior Vice President, Wachovia Securities LLC, July 2003 – January 2007; Senior Vice President, Prudential Financial Inc., October 2000 – July 2003	25	N/A

INTERESTED TRUSTEES[2,3]

Barry Hartis (1945) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Certified Public Accountant,1976 – present; Vice President of Business and Finance, Greensboro College, January 1998 – June 30, 2005.	25	N/A

James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2010	Retired	25	N/A

FUND MANAGEMENT (Continued)

Name, (DOB),Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trusteee

OFFICERS WHO ARE NOT TRUSTEES[2,4]

Ron W. Bass (1966) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer	Since 2009	Manager of Broker/Dealer and RIA Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 2008 – present; Marketing Compliance Manager, GuideStone Financial Resources of the Southern Baptist Convention, 2005 – present; Compliance Specialist, GuideStone Financial Resources of the Southern Baptist Convention, 2004 – 2005.	N/A	N/A

Jeffrey P. Billinger (1946) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodric E. Cummins (1957) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1998 - present.	N/A	N/A

John R. Jones (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodney R. Miller (1953) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Secretary	Since 2000	General Counsel, Legal and Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Patricia A. Weiland (1959) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President — Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources of the Southern Baptist Convention, 2006 - present; Director, Mutual Funds, GuideStone Financial Resources of the Southern Baptist Convention, 2000 - 2006.	N/A	N/A

1	Each Trustee serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.
2	The Trust pays no compensation to the Trustees. The Trust reimburses the Trustees for any expenses incurred in attending meetings. The Trust does not compensate the officers for the services they provide to the Funds.
3	Messrs. Hartis and Hixson serve as trustees and are “interested persons” of the Trust as the term is defined in the Investment Company Act of 1940, due to their positions on the Board of Trustees of GuideStone Financial Resources of the Southern Baptist Convention. In addition, Mr. Hixson may also be deemed an “Interested person” of the Trust due to his positions on the Boards of Trustees of GuideStone Advisors and GuideStone Financial Services.
4	The executive officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-98-GUIDE (1-888-984-8433), by visiting our Web site at www.GuideStoneFunds.org or by visiting the SEC’s Web site at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its Web site, GuideStone Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to our Web site, www.GuideStoneFunds.org. You may also obtain the Form N-Q filings by accessing the SEC’s Web site at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

INVESTMENT SUB-ADVISERS (Assets under management as of 06/30/10) (Unaudited)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in its investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Institutional Management Corporation	1988	$3.2Tr
Low-Duration Bond	BlackRock Financial Management, Inc.	1988	$3.2Tr
	Payden & Rygel	1983	$54.7B
	PIMCO (Pacific Investment Management Company LLC)	1971	$1.1Tr
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	$677B
	PIMCO (Pacific Investment Management Company LLC)	1971	$1.1Tr
	Western Asset Management Company	1971	$345B
	Western Asset Management Company Limited	1971	$46.0B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	$140.9B
	STW Fixed Income Management Ltd.	1977	$10.4B
Inflation Protected Bond	BlackRock Financial Management, Inc.	1988	$3.2Tr
Global Bond	Loomis, Sayles & Company, L.P.	1926	$140.9B
	Western Asset Management Company	1971	$345B
	Western Asset Management Company Limited	1971	$46.0B
Equity Index	Northern Trust Investments, N.A.	1889	$603B
Real Estate Securities	RREEF America L.L.C.	1975	$17.5B
Value Equity	Aronson+Johnson+Ortiz, LP	1984	$17.2B
	Barrow, Hanley, Mewhinney & Straus, LLC	1979	$51.8B
	Northern Trust Investments, N.A.	1889	$603B
	TCW Investment Management Company	1971	$109B
Growth Equity	Columbus Circle Investors	1975	$14.5B
	Marsico Capital Management, LLC	1997	$44.3B
	Rainier Investment Management, Inc.®	1991	$15.9B
	Sands Capital Management, LLC	1992	$12.0B
Small Cap Equity	Aronson+Johnson+Ortiz, LP	1984	$17.2B
	Columbus Circle Investors	1975	$14.5B
	Lord, Abbett & Co. LLC	1929	$91.7B
	TimesSquare Capital Management, LLC	2000	$11.3B
	Western Asset Management Company	1971	$345B
	Western Asset Management Company Limited	1971	$46.0B
International Equity	AllianceBernstein L.P.	1962	$458B
	AQR Capital Management, LLC	1998	$23.7B
	Genesis Asset Managers, LLP	1989	$21.1B
	Lazard Asset Management LLC	1970	$111.7B
	McKinley Capital Management, LLC	1990	$10.5B
	MFS Institutional Advisors, Inc.	1970	$85.6B
	Mondrian Investment Partners Ltd.	1990	$58.8B
	Philadelphia International Advisors, L.P.	1956	$5.3B
	UBS Global Asset Management (Americas) Inc.	1998	$142B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	$3.6Tr
Cash Overlay for DateTarget, Asset Allocation, Bond and Equity Funds	Northern Trust Investments, N.A.	1889	$603B

You should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. To obtain a prospectus with this and other information about GuideStone Funds call 1-888-98-GUIDE (1-800-984-8433), visit www.GuideStoneFunds.org or write to GuideStone Funds, 2401 Cedar Springs, Dallas, TX 75201-1498. Read it carefully before you invest. Shares of GuideStone Funds are distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA 19406.

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2401 Cedar Springs Road, Dallas, TX 75201-1498 1-888-98-GUIDE — www.GuideStoneFunds.org	Funds distributed by BNY Mellon Distributors Inc. 760 Moore Road, King of Prussia, PA 19406

© 2010 GuideStone Funds 16646     7/10     2239

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date	August 30, 2010

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date	August 30, 2010

*	Print the name and title of each signing officer under his or her signature.